VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount(7)	Value (Note 1)
COMMON STOCKS - 59.1%
Aerospace/Defense - 0.8%

Northrop Grumman Corp.	4,087	$1,192,014

Applications Software - 4.0%

Microsoft Corp.	25,318	5,883,397

Auto-Cars/Light Trucks - 1.1%

Tesla, Inc.†	2,379	1,607,015

Banks-Commercial - 2.2%

Regions Financial Corp.	23,650	487,900
Truist Financial Corp.	48,414	2,757,661

		3,245,561

Banks-Super Regional - 1.9%

Huntington Bancshares, Inc.	32,372	496,587
KeyCorp	42,139	848,679
Wells Fargo & Co.	41,330	1,494,906

		2,840,172

Beverages-Non-alcoholic - 1.5%

Coca-Cola Co.	46,376	2,271,960

Brewery - 0.8%

Constellation Brands, Inc., Class A	5,352	1,146,077

Cable/Satellite TV - 0.4%

Charter Communications, Inc., Class A†	951	583,362

Chemicals-Diversified - 0.3%

Eastman Chemical Co.	2,968	324,284
PPG Industries, Inc.	800	107,856

		432,140

Commercial Services-Finance - 0.8%

FleetCor Technologies, Inc.†	4,374	1,212,954

Computer Services - 1.0%

Leidos Holdings, Inc.	16,827	1,488,348

Computers - 3.4%

Apple, Inc.	41,744	5,061,877

Containers-Metal/Glass - 1.0%

Crown Holdings, Inc.†	15,193	1,451,843

Diversified Banking Institutions - 1.2%

Morgan Stanley	22,680	1,743,412

Diversified Manufacturing Operations - 2.0%

Eaton Corp. PLC	23,151	3,014,029

E-Commerce/Products - 3.6%

Amazon.com, Inc.†	1,707	5,279,632

Electric-Integrated - 2.7%

CMS Energy Corp.	7,464	403,877
NextEra Energy, Inc.	32,434	2,383,250
Xcel Energy, Inc.	21,515	1,260,564

		4,047,691

Electronic Components-Semiconductors - 0.9%

Advanced Micro Devices, Inc.†	16,619	1,404,472

Enterprise Software/Service - 1.2%

Ceridian HCM Holding, Inc.†	4,666	418,354
Coupa Software, Inc.†	1,105	382,617
salesforce.com, Inc.†	3,461	749,306
Workday, Inc., Class A†	650	159,367

		1,709,644

Finance-Credit Card - 3.0%

Mastercard, Inc., Class A	12,431	4,398,709

Hotels/Motels - 0.5%

Marriott International, Inc., Class A	4,600	681,122

Insurance-Multi-line - 0.3%

Chubb, Ltd.	3,157	513,265

Insurance-Property/Casualty - 0.4%

Progressive Corp.	6,466	555,753

Internet Application Software - 0.3%

Okta, Inc.†	794	207,591
Shopify, Inc., Class A†	206	263,880

		471,471

Internet Content-Entertainment - 1.2%

Facebook, Inc., Class A†	1,886	485,871
Netflix, Inc.†	2,366	1,274,919

		1,760,790

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	6,377	1,410,848

Medical Instruments - 1.6%

Boston Scientific Corp.†	35,587	1,380,064
Intuitive Surgical, Inc.†	1,283	945,314

		2,325,378

Medical-Biomedical/Gene - 0.2%

Biogen, Inc.†	994	271,243

Medical-Drugs - 4.0%

AbbVie, Inc.	20,687	2,228,818
Bristol-Myers Squibb Co.	30,318	1,859,403
Eli Lilly & Co.	8,944	1,832,536

		5,920,757

Medical-Generic Drugs - 0.0%

Celltrion Healthcare Co., Ltd.†	8	894
Celltrion, Inc.†	11	2,913

		3,807

Oil Companies-Exploration & Production - 0.2%

Pioneer Natural Resources Co.	2,322	344,980

Pharmacy Services - 1.3%

Cigna Corp.	9,125	1,915,338

Real Estate Investment Trusts - 1.4%

Prologis, Inc.	21,398	2,119,900

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	5,601	653,301

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†	1,404	628,051

Retail-Building Products - 0.8%

Lowe’s Cos., Inc.	7,312	1,168,092

Retail-Restaurants - 1.8%

McDonald’s Corp.	9,612	1,981,417
Yum! Brands, Inc.	6,941	718,602

		2,700,019

Semiconductor Components-Integrated Circuits - 2.8%

Analog Devices, Inc.	14,319	2,231,186
NXP Semiconductors NV	10,596	1,934,300

		4,165,486

Semiconductor Equipment - 1.2%

ASML Holding NV (NASDAQ)	1,901	1,078,038
Lam Research Corp.	1,196	678,359

		1,756,397

Tools-Hand Held - 0.3%

Stanley Black & Decker, Inc.	2,758	482,209

Transport-Rail - 1.9%

Norfolk Southern Corp.	11,399	2,873,232

Web Portals/ISP - 3.4%

Alphabet, Inc., Class A†	2,509	5,072,972

Total Common Stocks
(cost $84,524,906)		87,808,720

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.1%
Banks-Super Regional - 0.0%

Wells Fargo & Co. Jr. Sub. Notes 3.90% due 03/15/2026(1)	30,000	29,884

Diversified Banking Institutions - 0.0%

Citigroup, Inc. 3.88% due 02/18/2026(1)	15,000	14,916

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp. Series H 4.00% due 12/01/2030(1)	47,000	47,176

Total Preferred Securities/Capital Securities
(cost $94,177)		91,976

ASSET BACKED SECURITIES - 3.8%
Diversified Financial Services - 3.8%

ACRE Commercial Mtg., Ltd. FRS Series 2021-FL4, Class A 0.94% (1 ML+0.83%) due 12/18/2037*(2)	175,000	175,000
ACRE Commercial Mtg., Ltd. FRS Series 2021-FL4, Class AS 1.21% (1 ML+1.10%) due 12/18/2037*(2)	110,000	110,000
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88% due 08/15/2025*	145,000	145,123
Ajax Mtg. Loan Trust Series 2021-B, Class A 2.24% due 06/25/2066*	155,000	154,698
American Credit Acceptance Receivables Trust Series 2021-1, Class A 0.35% due 05/13/2024*	205,000	205,029
American Credit Acceptance Receivables Trust Series 2021-1, Class B 0.61% due 03/13/2025*	45,000	45,055
BPR Trust FRS Series 2021-KEN, Class A 1.40% (1 ML+1.25%) due 02/15/2029*(2)	145,000	144,998
BVRT Financing Trust 0.01% due 11/10/2032(3)	117,217	117,217
Cascade Funding Mtg. Trust VRS Series 2021-HB5, Class A 0.80% due 02/25/2031*(4)	200,000	199,775
CPS Auto Receivables Trust Series 2021-A, Class A 0.35% due 01/16/2024*	137,080	137,074
CPS Auto Receivables Trust Series 2021-A, Class B 0.61% due 02/18/2025*	105,000	105,027
CPS Auto Receivables Trust Series 2021-A, Class C 0.83% due 09/15/2026*	300,000	299,678
Credit Acceptance Auto Loan Trust Series 2021-2A, Class A 0.96% due 02/15/2030*	250,000	249,445
Crossroads Asset Trust Series 2021-A, Class A1 0.37% due 12/20/2021*	100,000	100,010
Crossroads Asset Trust Series 2021-A, Class A2 0.82% due 03/20/2024*	100,000	100,011
Crossroads Asset Trust Series 2021-A, Class B 1.12% due 06/20/2025*	205,000	204,729
CSMC Trust VRS Series 2021-RPL1, Class A1 1.67% due 09/27/2060*(4)	182,093	181,821
DataBank Issuer LLC Series 2021-1A, Class A2 2.06% due 02/27/2051*	175,000	175,000
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	43,399	43,848
DT Auto Owner Trust Series 2021-1A, Class A 0.35% due 01/15/2025*	97,658	97,670
DT Auto Owner Trust Series 2021-1A, Class C 0.84% due 10/15/2026*	50,000	49,978
Exeter Automobile Receivables Trust Series 2021-1A, Class A3 0.34% due 03/15/2024	60,000	59,990
Exeter Automobile Receivables Trust Series 2021-1A, Class B 0.50% due 02/18/2025	145,000	144,925
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74% due 01/15/2026	240,000	239,712
Finance of America HECM Buyout VRS Series 2021-HB1, Class A 0.88% due 02/25/2031*(3)	115,000	115,000
Flagship Credit Auto Trust Series 2021-1, Class A 0.31% due 06/16/2025*	120,000	119,956
Flagship Credit Auto Trust Series 2021-1, Class B 0.68% due 02/16/2027*	65,000	64,796

Freed ABS Trust Series 2021-1CP, Class A 0.66% due 03/20/2028*	100,000	100,048
Legacy Mtg. Asset Trust Series 2021-GS1, Class A1 1.89% due 10/25/2066*(4)	109,025	109,005
Regional Management Issuance Trust Series 2021-1, Class A 1.68% due 03/17/2031*	125,000	124,977
Upstart Pass-Through Trust Series 2021-ST2, Class A 2.50% due 04/20/2027*	100,000	99,964
Upstart Securitization Trust Series 2021-1, Class A 0.87% due 03/20/2031*	150,000	150,155
VOLT XCII LLC Series 2021-NPL1, Class A1 1.89% due 02/27/2051*(4)	113,163	113,210
VOLT XCIII LLC Series 2021-NPL2, Class A1 1.89% due 03/27/2051*(4)	339,067	338,808
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(4)	295,013	294,860
VOLT XCV LLC Series 2021-NPL4, Class A1 2.25% due 03/27/2051*(4)	520,000	520,000

Total Asset Backed Securities
(cost $5,638,962)		5,636,592

U.S. CORPORATE BONDS & NOTES - 11.0%
Aerospace/Defense - 0.3%

Boeing Co. Senior Notes 1.43% due 02/04/2024	10,000	10,020
Boeing Co. Senior Notes 2.20% due 02/04/2026	5,000	5,005
Boeing Co. Senior Notes 2.70% due 02/01/2027	270,000	277,509
Boeing Co. Senior Notes 3.45% due 11/01/2028	19,000	19,942
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	68,000	75,212
Raytheon Technologies Corp. Senior Notes 2.25% due 07/01/2030	86,000	86,610

		474,298

Airlines - 0.2%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	123,278	121,631
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	113,503	112,362
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	29,449	29,003
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	22,087	22,424

		285,420

Applications Software - 0.0%

Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	57,000	54,271

Auto-Cars/Light Trucks - 0.3%

General Motors Co. Senior Notes 6.80% due 10/01/2027	121,000	152,961
Hyundai Capital America Senior Notes 2.38% due 10/15/2027*	120,000	122,634
Hyundai Capital America Senior Notes 2.65% due 02/10/2025*	37,000	38,481
Nissan Motor Acceptance Corp. Senior Notes 2.80% due 01/13/2022*	186,000	189,115

		503,191

Banks-Super Regional - 0.3%

KeyCorp Senior Notes 2.25% due 04/06/2027	140,000	146,141
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	154,000	156,478
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	131,000	148,236

		450,855

Beverages-Non-alcoholic - 0.1%

Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	94,000	101,135

Brewery - 0.3%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 06/01/2030	160,000	175,911
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	239,000	250,762

		426,673

Broadcast Services/Program - 0.1%

Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	94,000	102,845

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	57,000	58,824

Building Products-Wood - 0.0%

Masco Corp. Senior Notes 2.00% due 10/01/2030	57,000	55,546

Building-Residential/Commercial - 0.1%

DR Horton, Inc. Company Guar. Notes 1.40% due 10/15/2027	84,000	82,844

Cable/Satellite TV - 0.5%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	180,000	181,497
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	35,000	33,651
Comcast Corp. Company Guar. Notes 1.50% due 02/15/2031	170,000	160,119
Comcast Corp. Company Guar. Notes 2.80% due 01/15/2051	88,000	81,640
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	154,000	162,316
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	142,000	134,961

		754,184

Cellular Telecom - 0.2%

T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031*	142,000	141,108
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*	87,000	81,191

		222,299

Chemicals-Diversified - 0.3%

LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	140,000	139,543
Nutrition & Biosciences, Inc. Company Guar. Notes 2.30% due 11/01/2030*	85,000	84,816
Nutrition & Biosciences, Inc. Company Guar. Notes 3.47% due 12/01/2050*	154,000	155,267

		379,626

Computer Services - 0.2%

International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	105,000	121,365
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	141,000	137,201

		258,566

Computer Software - 0.0%

Citrix Systems, Inc. Senior Notes 1.25% due 03/01/2026	10,000	9,930

Computers - 0.1%

Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*	141,000	178,253

Diversified Banking Institutions - 1.3%

Bank of America Corp. Senior Notes 2.68% due 06/19/2041	144,000	137,493
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	149,000	166,417
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	309,000	341,517
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	271,000	297,584
Citigroup, Inc. Senior Notes 3.88% due 01/24/2039	67,000	75,181
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	40,000	44,785
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	440,000	495,181
Morgan Stanley Senior Notes 0.53% due 01/25/2024	40,000	40,005
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	150,000	168,914
Morgan Stanley Senior Notes 4.46% due 04/22/2039	171,000	207,781

		1,974,858

Diversified Manufacturing Operations - 0.2%

Eaton Corp. Company Guar. Notes 4.15% due 11/02/2042	67,000	78,745

General Electric Co. Senior Notes 3.45% due 05/01/2027	169,000	185,004

		263,749

Drug Delivery Systems - 0.2%

Becton Dickinson & Co. Senior Notes 4.67% due 06/06/2047	183,000	224,083

Electric-Distribution - 0.0%

New England Power Co. Senior Notes 2.81% due 10/06/2050*	58,000	52,936

Electric-Generation - 0.1%

Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	174,000	201,306

Electric-Integrated - 0.8%

Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	160,000	175,082
Edison International Senior Notes 5.75% due 06/15/2027	37,000	43,437
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	151,000	159,318
Exelon Generation Co. LLC Senior Notes 3.25% due 06/01/2025	299,000	320,138
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	65,000	71,696
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	10,000	10,092
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	183,000	214,205
Southern California Edison Co. 1st Mtg. Notes 1.20% due 02/01/2026	112,000	111,503
WEC Energy Group, Inc. Senior Notes SR UNSECURED 1.38% due 10/15/2027	140,000	137,450

		1,242,921

Electronic Components-Semiconductors - 0.2%

Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	198,000	217,517
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024*	47,000	47,118

		264,635

Enterprise Software/Service - 0.1%

Oracle Corp. Senior Notes 3.80% due 11/15/2037	163,000	181,703

Finance-Credit Card - 0.1%

Capital One Financial Corp. Senior Notes 3.80% due 01/31/2028	94,000	105,213

Finance-Leasing Companies - 0.1%

Air Lease Corp. Senior Notes 3.38% due 07/01/2025	129,000	136,815

Food-Meat Products - 0.2%

Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	122,000	124,366
Tyson Foods, Inc. Senior Notes 3.55% due 06/02/2027	94,000	103,930

		228,296

Food-Misc./Diversified - 0.1%

Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	141,000	137,553

Food-Wholesale/Distribution - 0.1%

Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	122,000	123,907

Gas-Distribution - 0.1%

CenterPoint Energy Resources Corp. Senior Notes 1.75% due 10/01/2030	141,000	135,319

Independent Power Producers - 0.3%

Alexander Funding Trust Senior Sec. Notes 1.84% due 11/15/2023*	74,000	75,152
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	47,000	47,236
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	308,000	310,302

		432,690

Insurance Brokers - 0.0%

Brown & Brown, Inc. Senior Notes 2.38% due 03/15/2031	56,000	55,655

Insurance-Life/Health - 0.1%

Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	56,000	59,203
Empower Finance 2020 LP Company Guar. Notes 3.08% due 09/17/2051*	68,000	67,012

Teachers Insurance & Annuity Association of America Sub. Notes 3.30% due 05/15/2050*	58,000	58,279

		184,494

Insurance-Mutual - 0.1%

New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	68,000	74,637

Machinery-General Industrial - 0.0%

Otis Worldwide Corp. Senior Notes 3.11% due 02/15/2040	67,000	68,248

Medical Products - 0.1%

Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 03/20/2030	66,000	72,161

Medical-Biomedical/Gene - 0.2%

Amgen, Inc. Senior Notes 3.15% due 02/21/2040	68,000	69,539
Gilead Sciences, Inc. Senior Notes 2.60% due 10/01/2040	143,000	134,167
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	56,000	52,788

		256,494

Medical-Drugs - 0.3%

AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	19,000	20,492
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	47,000	50,562
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	277,000	314,459
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	48,000	57,331

		442,844

Medical-Generic Drugs - 0.1%

Upjohn, Inc. Company Guar. Notes 3.85% due 06/22/2040*	153,000	160,731

Medical-HMO - 0.0%

Anthem, Inc. Senior Notes 2.25% due 05/15/2030	57,000	57,096

Medical-Hospitals - 0.2%

HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	158,000	184,302
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	46,000	48,388

		232,690

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	75,000	73,830

Multimedia - 0.1%

Viacom, Inc. Senior Notes 5.85% due 09/01/2043	10,000	13,145
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	96,000	103,880

		117,025

Oil Companies-Exploration & Production - 0.1%

Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	46,000	50,584
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	74,000	78,404
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	57,000	54,417

		183,405

Oil Companies-Integrated - 0.1%

BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	145,000	126,365
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	86,000	85,625

		211,990

Oil Refining & Marketing - 0.0%

HollyFrontier Corp. Senior Notes 2.63% due 10/01/2023	56,000	57,658

Oil-Field Services - 0.1%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	65,000	71,532
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	65,000	72,585

		144,117

Pharmacy Services - 0.2%

CVS Health Corp. Senior Notes 1.88% due 02/28/2031	160,000	153,274
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	134,000	125,916

CVS Health Corp. Senior Notes 4.88% due 07/20/2035	47,000	57,684

		336,874

Pipelines - 0.6%

Enterprise Products Operating LLC Company Guar. Notes 4.45% due 02/15/2043	68,000	76,991
Gray Oak Pipeline LLC Senior Notes 2.60% due 10/15/2025*	139,000	141,794
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	41,000	42,158
MPLX LP Senior Notes 2.65% due 08/15/2030	141,000	139,504
ONEOK, Inc. Company Guar. Notes 2.20% due 09/15/2025	19,000	19,516
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.65% due 10/15/2025	84,000	92,930
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	65,000	74,785
Sunoco Logistics Partners Operations LP Company Guar. Notes 3.90% due 07/15/2026	84,000	90,988
Tennessee Gas Pipeline Co. LLC Company Guar. Notes 2.90% due 03/01/2030*	140,000	143,251

		821,917

Real Estate Investment Trusts - 0.7%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	66,000	72,018
American Tower Corp. Senior Notes 1.50% due 01/31/2028	47,000	45,792
American Tower Corp. Senior Notes 1.88% due 10/15/2030	246,000	234,361
American Tower Corp. Senior Notes 2.95% due 01/15/2051	145,000	133,180
Crown Castle International Corp. Senior Notes 3.10% due 11/15/2029	66,000	68,975
CubeSmart LP Company Guar. Notes 2.00% due 02/15/2031	85,000	81,451
Equinix, Inc. Senior Notes 2.90% due 11/18/2026	85,000	90,997
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	56,000	53,718
Healthpeak Properties, Inc. Senior Notes 2.88% due 01/15/2031	56,000	58,329
Mid-America Apartments LP Senior Notes 3.60% due 06/01/2027	19,000	21,036
UDR, Inc. Company Guar. Notes 2.10% due 08/01/2032	57,000	55,027
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	141,000	140,437

		1,055,321

Retail-Auto Parts - 0.1%

AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	84,000	92,232
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	66,000	74,256

		166,488

Retail-Building Products - 0.0%

Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	67,000	71,857

Retail-Convenience Store - 0.1%

7-Eleven, Inc. Senior Notes 0.63% due 02/10/2023*	85,000	85,135

Retail-Discount - 0.1%

Dollar General Corp. Senior Notes 4.13% due 04/03/2050	67,000	76,374

Retail-Regional Department Stores - 0.0%

Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	15,000	19,332

Software Tools - 0.1%

VMware, Inc. Senior Notes 4.70% due 05/15/2030#	94,000	109,532

Steel-Producers - 0.0%

Steel Dynamics, Inc. Senior Notes 1.65% due 10/15/2027	56,000	56,117

Telephone-Integrated - 0.4%

AT&T, Inc. Senior Notes 2.75% due 06/01/2031	180,000	181,597
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	87,000	86,551

AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	35,000	31,766
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	57,000	52,479
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	151,000	161,171
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	96,000	104,656

		618,220

Television - 0.1%

Viacom, Inc. Senior Notes 4.38% due 03/15/2043	96,000	107,459

Tobacco - 0.1%

Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	50,000	48,230
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	113,000	112,306
BAT Capital Corp. Company Guar. Notes 3.73% due 09/25/2040	38,000	36,558

		197,094

Toys - 0.0%

Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	47,000	51,486

Total U.S. Corporate Bonds & Notes
(cost $16,753,628)		16,271,025

FOREIGN CORPORATE BONDS & NOTES - 1.4%
Auto-Cars/Light Trucks - 0.1%

Hyundai Capital Services, Inc. Senior Notes 1.25% due 02/08/2026*	200,000	196,646

Banks-Commercial - 0.1%

Bank of Montreal Sub. Notes 4.34% due 10/05/2028	149,000	162,172

Cellular Telecom - 0.1%

Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	68,000	72,453

Commercial Services-Finance - 0.0%

IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	44,000	50,547

Diversified Banking Institutions - 0.4%

HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	95,000	135,600
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.74% due 03/07/2029	160,000	179,952
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	200,000	218,097

		533,649

Finance-Leasing Companies - 0.3%

Avolon Holdings Funding, Ltd. Company Guar. Notes 4.25% due 04/15/2026*	47,000	49,445
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.50% due 01/15/2023*	25,000	26,543
Avolon Holdings Funding, Ltd. Senior Notes 5.50% due 01/15/2026*	149,000	164,355
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	46,000	48,090
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	46,000	48,077
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	46,000	50,028

		386,538

Medical-Biomedical/Gene - 0.1%

Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	142,000	141,585

Medical-Generic Drugs - 0.1%

Mylan NV Company Guar. Notes 3.95% due 06/15/2026	159,000	177,107

Metal-Iron - 0.0%

Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	37,000	39,324

Oil Companies-Integrated - 0.0%

Total Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	58,000	57,931

Pipelines - 0.1%

TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030	66,000	74,944

Real Estate Investment Trusts - 0.1%

Scentre Group Trust Company Guar. Notes 3.63% due 01/28/2026*	140,000	152,031

Retail-Convenience Store - 0.0%

Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	56,000	58,608

Total Foreign Corporate Bonds & Notes
(cost $2,151,194)		2,103,535

U.S. GOVERNMENT AGENCIES - 6.0%
Federal Home Loan Mtg. Corp. - 0.3%

2.50% due 02/01/2051	183,371	189,692
3.00% due 11/01/2050	164,502	174,320
3.50% due 05/01/2042	72,729	79,008
Federal Home Loan Mtg. Corp. REMIC Series 3910, Class CU 4.00% due 03/15/2041(4)	46,000	50,565

		493,585

Federal National Mtg. Assoc. - 0.9%

2.70% due 07/01/2026	156,499	168,913
3.33% due 04/01/2030	334,477	371,454
3.77% due 12/01/2025	72,433	80,982
4.00% due 06/01/2049	122,296	132,589
Federal National Mtg. Assoc. REMIC
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	403,473	429,173
Series 2017-35, Class VA 4.00% due 07/25/2028(4)	112,533	122,842

		1,305,953

Government National Mtg. Assoc. - 2.9%

2.00% due April 30 TBA	2,570,000	2,596,403
2.50% due 12/20/2050	274,061	287,923
3.00% due 02/20/2051	585,000	623,206
3.50% due 01/20/2051	270,000	298,693
3.50% due 02/20/2051	206,595	228,961
4.00% due 05/20/2038	200,659	216,169
4.50% due 12/20/2031	53,184	57,470

		4,308,825

Uniform Mtg. Backed Securities - 1.9%

2.00% due April 30 TBA	2,310,000	2,318,708
2.00% due April 30 TBA	505,000	520,247

		2,838,955

Total U.S. Government Agencies
(cost $9,033,163)		8,947,318

U.S. GOVERNMENT TREASURIES - 16.1%
United States Treasury Bonds - 0.8%

1.38% due 11/15/2040	650,000	573,219
1.63% due 11/15/2050	800,000	700,125

		1,273,344

United States Treasury Notes - 15.3%

0.13% due 09/30/2022	223,000	222,939
0.13% due 12/31/2022	6,562,000	6,559,437
0.13% due 09/15/2023	337,000	336,026
0.13% due 12/15/2023	6,083,000	6,055,912
0.38% due 12/31/2025	2,600,000	2,553,281
0.63% due 11/30/2027	200,000	193,297
0.63% due 12/31/2027	1,300,000	1,254,703
1.75% due 07/31/2024	5,285,000	5,524,270

		22,699,865

Total U.S. Government Treasuries
(cost $24,195,937)		23,973,209

ESCROWS AND LITIGATION TRUSTS - 0.0%

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	449
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 04/05/2021†(3)	45,000	4
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	69,000	7

Total Escrows And Litigation Trusts
(cost $0)		467

Total Long-Term Investment Securities
(cost $142,391,967)		144,832,842

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(5)(6) (cost $170,233)	170,233	170,233

REPURCHASE AGREEMENTS - 7.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $10,438,000 and collateralized by $3,358,944 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $10,646,848 (cost $10,438,000)	10,438,000	10,438,000

TOTAL INVESTMENTS
(cost $153,000,200)	104.6%	155,441,075
Liabilities in excess of other assets	(4.6)	(6,871,811)

NET ASSETS	100.0%	$148,569,264

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $9,186,619 representing 6.2% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Perpetual maturity - maturity date reflects the next call date

(2)	Commercial Mortgage Backed Security
(3)	Securities classified as Level 3 (see Note 1).
(4)	Collateralized Mortgage Obligation
(5)	The rate shown is the 7-day yield as of February 28, 2021.
(6)

At February 28, 2021, the Fund had loaned securities with a total value of $165,394. This was secured by collateral of $170,233, which was received in cash and subsequently invested in short-term investments currently valued at $170,233 as reported in the Portfolio of Investments.

(7)	Denominated in United States dollars unless otherwise indicated.

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS - Floating Rate Security

VRS - Variable Rate Security

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
5	Long	S&P 500 E-Mini Index	March 2021	$955,048	$952,300	$(2,748)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$87,808,720	$—	$—	$87,808,720
Preferred Securitites/Capital Securities	—	91,976	—	91,976
Asset Backed Securities	—	5,404,375	232,217	5,636,592
U.S. Corporate Bonds & Notes	—	16,271,025	—	16,271,025
Foreign Corporate Bonds & Notes	—	2,103,535	—	2,103,535
U.S. Government Agencies	—	8,947,318	—	8,947,318
U.S. Government Treasuries	—	23,973,209	—	23,973,209
Escrows and Lititgation Trusts	—	449	18	467
Short-Term Investment Securities	170,233	—	—	170,233
Repurchase Agreements	—	10,438,000	—	10,438,000

Total Investments at Value	$87,978,953	$67,229,887	$232,235	$155,441,075

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,748	$—	$—	$2,748

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.4%
Airlines - 0.0%

United Airlines Holdings, Inc.†	1,151	$60,635

Apparel Manufacturers - 0.1%

VF Corp.	5,800	458,954

Applications Software - 10.5%

Intuit, Inc.	55,431	21,625,850
Microsoft Corp.	231,341	53,759,022
Roper Technologies, Inc.	10,241	3,867,207
ServiceNow, Inc.†	45,403	24,220,684

		103,472,763

Athletic Footwear - 0.9%

NIKE, Inc., Class B	65,315	8,803,156

Auto/Truck Parts & Equipment-Original - 0.2%

Aptiv PLC	13,290	1,991,374

Cable/Satellite TV - 0.0%

Charter Communications, Inc., Class A†	100	61,342

Cellular Telecom - 0.0%

T-Mobile US, Inc.†	1,303	156,321

Coatings/Paint - 0.1%

Sherwin-Williams Co.	1,419	965,402

Commercial Services - 0.8%

Cintas Corp.	7,634	2,476,012
CoStar Group, Inc.†	6,496	5,351,145

		7,827,157

Commercial Services-Finance - 5.9%

Automatic Data Processing, Inc.	1,800	313,236
Equifax, Inc.	4,500	728,460
Global Payments, Inc.	99,074	19,615,661
PayPal Holdings, Inc.†	115,570	30,030,865
S&P Global, Inc.	19,303	6,357,636
Square, Inc., Class A†	2,343	538,960

		57,584,818

Communications Software - 0.3%

RingCentral, Inc., Class A†	359	135,760
Zoom Video Communications, Inc., Class A†	8,389	3,134,214

		3,269,974

Computer Aided Design - 0.8%

Synopsys, Inc.†	30,078	7,375,426

Computer Data Security - 0.1%

Crowdstrike Holdings, Inc., Class A†#	5,422	1,171,152
Fortinet, Inc.†	550	92,868

		1,264,020

Computer Software - 0.9%

MongoDB, Inc.†#	5,500	2,122,615
Snowflake, Inc., Class A†#	1,539	399,432
Splunk, Inc.†	34,549	4,940,852
Twilio, Inc., Class A†	4,487	1,762,853

		9,225,752

Computers - 4.6%

Apple, Inc.	373,139	45,246,835

Cosmetics & Toiletries - 0.1%

Estee Lauder Cos., Inc., Class A	2,700	771,822

Data Processing/Management - 1.9%

DocuSign, Inc.†	13,667	3,097,762
Fidelity National Information Services, Inc.	31,738	4,379,844
Fiserv, Inc.†	92,862	10,713,489

		18,191,095

Decision Support Software - 0.0%

MSCI, Inc.	500	207,260

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	2,296	1,302,085
DENTSPLY SIRONA, Inc.	7,100	376,797

		1,678,882

Diagnostic Equipment - 1.8%

Danaher Corp.	43,883	9,639,778
Thermo Fisher Scientific, Inc.	17,372	7,818,790

		17,458,568

Distribution/Wholesale - 0.0%

Copart, Inc.†	1,800	196,488

Diversified Banking Institutions - 1.4%

Goldman Sachs Group, Inc.	38,038	12,152,380
Morgan Stanley	25,998	1,998,466

		14,150,846

Diversified Financial Services - 0.2%

ANT International Co., Ltd., Class C(1)(2)†	273,650	2,208,355

Diversified Manufacturing Operations - 0.3%

General Electric Co.	200,967	2,520,126
Parker-Hannifin Corp.	2,700	774,792

		3,294,918

Drug Delivery Systems - 0.0%

Becton Dickinson & Co.	844	203,531

E-Commerce/Products - 14.5%

Alibaba Group Holding, Ltd. ADR†	123,199	29,291,794
Amazon.com, Inc.†	34,392	106,372,049
Etsy, Inc.†	12,600	2,775,402
JD.com, Inc. ADR†	20,400	1,914,948
Pinduoduo, Inc. ADR†	12,700	2,173,732

		142,527,925

E-Commerce/Services - 1.8%

Booking Holdings, Inc.†	3,488	8,121,843
DoorDash, Inc., Class A†	3,581	606,943
Match Group, Inc.†	60,422	9,235,503

		17,964,289

Electronic Components-Semiconductors - 3.4%

Advanced Micro Devices, Inc.†	86,700	7,327,017
Marvell Technology Group, Ltd.	147,901	7,140,660
Monolithic Power Systems, Inc.	4,507	1,687,962
NVIDIA Corp.	25,271	13,863,165
Texas Instruments, Inc.	17,387	2,995,259

		33,014,063

Electronic Connectors - 0.3%

TE Connectivity, Ltd.	19,600	2,548,588

Electronic Measurement Instruments - 0.2%

Fortive Corp.	33,284	2,190,753

Enterprise Software/Service - 3.1%

Atlassian Corp. PLC, Class A†	8,983	2,135,259
Clarivate PLC†	28,700	652,925

Coupa Software, Inc.†	4,205	1,456,023
Paycom Software, Inc.†	2,971	1,111,867
salesforce.com, Inc.†	87,569	18,958,689
Veeva Systems, Inc., Class A†	8,800	2,464,968
Workday, Inc., Class A†	13,127	3,218,478

		29,998,209

Entertainment Software - 1.7%

Sea, Ltd. ADR†	71,556	16,865,034

Finance-Credit Card - 5.4%

Mastercard, Inc., Class A	65,328	23,116,313
Visa, Inc., Class A	143,243	30,423,381

		53,539,694

Finance-Investment Banker/Broker - 0.6%

Charles Schwab Corp.	96,309	5,944,191

Finance-Other Services - 0.4%

Intercontinental Exchange, Inc.	36,977	4,078,933

Hotels/Motels - 0.1%

Hilton Worldwide Holdings, Inc.	2,141	264,799
Marriott International, Inc., Class A	3,322	491,888

		756,687

Industrial Gases - 0.3%

Linde PLC	11,360	2,774,907

Instruments-Controls - 0.0%

Honeywell International, Inc.	2,139	432,827

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc.	4,716	543,377
Willis Towers Watson PLC	1,254	276,683

		820,060

Insurance-Multi-line - 0.3%

Chubb, Ltd.	20,266	3,294,846

Internet Application Software - 1.0%

Shopify, Inc., Class A†	4,033	5,166,152
Wix.com, Ltd.†	14,700	5,123,979

		10,290,131

Internet Content-Entertainment - 10.6%

Facebook, Inc., Class A†	229,583	59,145,173
Netflix, Inc.†	45,664	24,606,046
Pinterest, Inc., Class A†	7,200	580,176
Roku, Inc.†	1,500	593,220
Snap, Inc., Class A†#	191,081	12,546,378
Spotify Technology SA†	20,908	6,426,701

		103,897,694

Internet Content-Information/News - 3.1%

Kuaishou Technology†*	11,000	437,932
Tencent Holdings, Ltd.	349,900	29,885,934

		30,323,866

Medical Instruments - 1.3%

Intuitive Surgical, Inc.†	16,708	12,310,454

Medical Labs & Testing Services - 0.1%

PPD, Inc.†	22,745	797,440

Medical Products - 1.4%

Abbott Laboratories	9,300	1,113,954
Stryker Corp.	52,760	12,804,324

		13,918,278

Medical-Biomedical/Gene - 0.8%

Exact Sciences Corp.†	1,215	165,386
Incyte Corp.†	27,569	2,168,577
Vertex Pharmaceuticals, Inc.†	23,916	5,083,346

		7,417,309

Medical-Drugs - 0.7%

AbbVie, Inc.	8,281	892,195
Eli Lilly & Co.	9,600	1,966,944
Zoetis, Inc.	26,314	4,084,985

		6,944,124

Medical-HMO - 2.9%

Anthem, Inc.	12,254	3,715,290
Centene Corp.†	67,244	3,936,464
Humana, Inc.	6,500	2,467,725
UnitedHealth Group, Inc.	53,854	17,891,376

		28,010,855

Medical-Hospitals - 0.6%

HCA Healthcare, Inc.	33,812	5,816,678

Multimedia - 0.3%

Walt Disney Co.†	13,600	2,570,944

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	6,600	1,156,386

Pharmacy Services - 1.0%

Cigna Corp.	47,093	9,884,821

Retail-Apparel/Shoe - 1.4%

Lululemon Athletica, Inc.†	20,108	6,267,261
Ross Stores, Inc.	65,403	7,628,606

		13,895,867

Retail-Automobile - 0.4%

Carvana Co.†	14,671	4,159,228

Retail-Discount - 0.9%

Dollar General Corp.	48,811	9,224,791
Dollar Tree, Inc.†	99	9,722

		9,234,513

Retail-Major Department Stores - 0.1%

TJX Cos., Inc.	20,043	1,322,638

Retail-Restaurants - 1.0%

Chipotle Mexican Grill, Inc.†	4,500	6,489,000
Domino’s Pizza, Inc.	1,003	347,550
McDonald’s Corp.	500	103,070
Starbucks Corp.	7,700	831,831
Yum! Brands, Inc.	23,238	2,405,830

		10,177,281

Semiconductor Components-Integrated Circuits - 0.2%

Maxim Integrated Products, Inc.	21,352	1,989,366
QUALCOMM, Inc.	2,794	380,515

		2,369,881

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	17,348	2,050,360

Transport-Rail - 0.5%

Canadian Pacific Railway, Ltd.	395	140,644
Kansas City Southern	1,058	224,656
Norfolk Southern Corp.	9,759	2,459,853
Union Pacific Corp.	9,913	2,041,681

		4,866,834

Web Portals/ISP - 7.5%

Alphabet, Inc., Class A†	6,556	13,255,642
Alphabet, Inc., Class C†	29,871	60,843,045

		74,098,687

Total Common Stocks
(cost $470,257,912)		978,390,969

CONVERTIBLE PREFERRED SECURITIES - 0.3%
Auto-Cars/Light Trucks - 0.3%

Rivian Automotive, Inc. Series F†(1)(2)	63,500	2,339,975

Data Processing/Management - 0.0%

Databricks, Inc. Series G†(1)(2)	1,826	323,874

Total Convertible Preferred Securities
(cost $2,663,849)		2,663,849

Total Long-Term Investment Securities
(cost $472,921,761)		981,054,818

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Registered Investment Companies - 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(3)	500,011	500,011
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(3)(4)	408,989	408,989
T. Rowe Price Government Reserve Fund 0.05%(3)	3,224,390	3,224,390

Total Short-Term Investment Securities
(cost $4,133,390)		4,133,390

TOTAL INVESTMENTS
(cost $477,055,151)	100.1%	985,188,208
Liabilities in excess of other assets	(0.1)	(932,644)

NET ASSETS	100.0%	$984,255,564

†	Non-income producing security
#	The security or a portion thereof is out on loan
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $437,932 representing 0.0% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	273,650	$1,535,177	$2,208,355	$8.07	0.22%
Convertible Preferred Securities
Databricks, Inc.
Series G	02/01/2021	1,826	323,874	323,874	177.37	0.03%
Rivian Automotive, Inc.
Series F	01/19/2021	63,500	2,339,975	2,339,975	36.85	0.25%

				$4,872,204		0.50%

(3)	The rate shown is the 7-day yield as of February 28, 2021
(4)

At February 28, 2021, the Fund had loaned securities with a total value of $13,943,838. This was secured by collateral of $408,989 which was received in cash and subsequently invested in short-term investments currently valued at $408,989 as reported in the Portfolio of Investments. Additional collateral of $13,340,335 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$3,062,569
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	7,247,309
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	1,435,134
United States Cash Management Bills	0.00%	06/01/2021 to 06/01/2021	12,718
United States Treasury Bills	0.00%	04/08/2021 to 12/30/2021	218,397
United States Treasury Notes/Bonds	0.07% to 8.13%	03/15/2021 to 11/15/2050	1,364,208

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Diversified Financial Services	$—	$—	$2,208,355	$2,208,355
Other Industries	976,182,614	—	—	976,182,614
Convertible Preferred Securities	—	—	2,663,849	2,663,849
Short-Term Investment Securities	4,133,390	—	—	4,133,390

Total Investments at Value	$980,316,004	$—	$4,872,204	$985,188,208

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 2.3%
Diversified Financial Services - 2.3%

BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	$100,000	$102,242
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	267,000	267,892
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	400,000	428,059
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	186,000	193,218
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	500,000	566,351
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.11% (1 ML+1.00%) due 04/15/2034*(1)	100,000	99,875
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	200,000	203,100
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	230,000	234,877
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	185,780	189,328
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	132,418	137,453
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(2)	125,000	135,927
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,764,000	1,795,654
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	201,208
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	73,470	74,507
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	430,000	429,284
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	101,566
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	18,491	18,772
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	81,015	81,183
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	34,034
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(2)	790,000	839,723
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.01% (1 ML+0.90%) due 12/15/2033*(1)	250,000	250,246
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	270,000	277,996
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	105,989
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	225,000	232,629

Total Asset Backed Securities
(cost $6,860,835)		7,001,113

U.S. CORPORATE BONDS & NOTES - 24.0%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 3.38% due 03/01/2041	222,000	223,383

Aerospace/Defense - 0.1%

BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	361,000	401,809
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	4,000	3,822

		405,631

Auto-Cars/Light Trucks - 0.2%

Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	257,000	258,412
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	252,000	264,740
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	181,000	194,221

		717,373

Auto-Heavy Duty Trucks - 0.1%

PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	171,000	172,497

Banks-Commercial - 1.6%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	508,000	576,682
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	642,000	738,834

Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*	657,000	652,064
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	500,000	610,721
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	315,000	463,640
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	134,000	143,107
Signature Bank Sub. Notes 4.00% due 10/15/2030	531,000	549,177
SunTrust Bank Senior Notes 3.20% due 04/01/2024	458,000	493,304
SunTrust Bank Senior Notes 3.50% due 08/02/2022	4,000	4,052
Synovus Bank Senior Notes 2.29% due 02/10/2023	250,000	252,868
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	397,000	410,054

		4,894,503

Banks-Super Regional - 0.4%

Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	161,000	166,646
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	379,000	385,100
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	729,000	838,736

		1,390,482

Beverages-Non-alcoholic - 0.1%

PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	257,000	270,465
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	209,000	205,618

		476,083

Brewery - 0.3%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	494,000	589,336
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	396,000	454,922

		1,044,258

Broadcast Services/Program - 0.1%

Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	201,000	247,624

Building & Construction Products-Misc. - 0.1%

Owens Corning Senior Notes 4.30% due 07/15/2047	141,000	158,493

Building Products-Air & Heating - 0.1%

Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	341,000	350,405

Building Products-Wood - 0.1%

Masco Corp. Senior Notes 3.13% due 02/15/2051	195,000	190,213

Cable/Satellite TV - 0.7%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	94,000	90,378
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	446,000	406,968
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	205,000	223,325
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	35,000	41,584
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	117,000	154,254
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052	218,000	187,912
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	261,000	288,099
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	109,000	121,931

Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	77,000	88,248
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	170,000	209,941
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	244,000	329,499

		2,142,139

Cellular Telecom - 0.2%

T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*	443,000	413,421
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*	159,000	148,073

		561,494

Chemicals-Diversified - 0.1%

LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	156,000	155,152

Chemicals-Specialty - 0.1%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	264,000	271,253
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	156,000	175,757

		447,010

Computer Services - 0.3%

IBM Credit LLC Senior Notes 3.00% due 02/06/2023	628,000	661,020
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	159,000	175,853
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	77,000	87,439

		924,312

Computers - 0.5%

Apple, Inc. Senior Notes 2.05% due 09/11/2026	180,000	187,740
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	275,000	405,332
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	569,000	577,390
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	206,000	266,926

		1,437,388

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	4,000	4,383

Containers-Paper/Plastic - 0.1%

Sonoco Products Co Senior Notes 3.13% due 05/01/2030	239,000	253,460

Diversified Banking Institutions - 2.9%

Bank of America Corp. Senior Notes 1.49% due 05/19/2024	518,000	529,272
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	237,000	228,571
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	425,000	448,907
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	286,000	319,431
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	64,000	73,234
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	300,000	338,814
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	458,051
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	253,000	260,066
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	195,000	216,339
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	242,000	278,190
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	123,000	150,858
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	147,000	191,302
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	301,000	401,181
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	455,000	499,109
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	245,000	277,135
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	466,000	674,739
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	354,000	356,014

JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	826,000	854,288
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	1,085,000	1,027,392
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	100,000	103,921
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	256,000	281,709
Morgan Stanley Senior Notes 3.62% due 04/01/2031	122,000	135,201
Morgan Stanley Senior Notes 3.63% due 01/20/2027	656,000	733,640
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	59,000	68,731

		8,906,095

Diversified Manufacturing Operations - 0.2%

General Electric Co. Senior Notes 4.25% due 05/01/2040	101,000	111,138
General Electric Co. Senior Notes 4.35% due 05/01/2050	210,000	230,815
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	183,000	198,108

		540,061

E-Commerce/Products - 0.1%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	129,000	166,079

E-Commerce/Services - 0.1%

Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031*	311,000	305,783

Electric Products-Misc. - 0.1%

Emerson Electric Co. Senior Notes 0.88% due 10/15/2026	237,000	233,113

Electric-Distribution - 0.3%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025#	595,000	635,077
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030	214,000	249,165

		884,242

Electric-Generation - 0.1%

Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	222,000	256,839
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	154,000	149,695

		406,534

Electric-Integrated - 2.0%

AES Corp. Senior Notes 2.45% due 01/15/2031*	493,000	481,391
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	252,000	267,792
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	605,000	652,252
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	55,000	61,586
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	266,000	336,397
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	378,000	445,163
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	424,000	496,748
Exelon Corp. Senior Notes 4.70% due 04/15/2050	160,000	196,199
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	379,000	523,020
Georgia Power Co. Senior Notes 3.25% due 03/15/2051	464,000	465,205
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	141,000	147,509
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	112,000	112,657
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	221,000	212,216
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	197,000	198,808
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	392,000	376,415
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	237,000	266,621

Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	158,000	186,961
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	251,000	350,698
Southern California Edison Co. 1st Mtg. Notes 2.95% due 02/01/2051	169,000	152,874
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	22,000	22,342
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	247,000	267,602

		6,220,456

Electronic Components-Semiconductors - 0.1%

Broadcom, Inc. Company Guar. Notes 3.50% due 02/15/2041*	441,000	432,735

Electronic Measurement Instruments - 0.0%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024	26,000	29,366

Electronic Parts Distribution - 0.0%

Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	121,000	131,284

Energy-Alternate Sources - 0.1%

Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*#	356,000	364,841

Enterprise Software/Service - 0.2%

Oracle Corp. Senior Notes 2.50% due 04/01/2025	575,000	607,665

Finance-Consumer Loans - 0.3%

Synchrony Financial Senior Notes 4.50% due 07/23/2025	932,000	1,038,456

Finance-Credit Card - 0.2%

American Express Co. Senior Notes 3.40% due 02/22/2024	171,000	184,927
American Express Co. Senior Notes 4.20% due 11/06/2025	132,000	150,597
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	279,000	291,916
Visa, Inc. Senior Notes 0.75% due 08/15/2027	101,000	97,793

		725,233

Food-Meat Products - 0.1%

Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	176,000	193,941
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	170,000	196,852

		390,793

Food-Misc./Diversified - 0.2%

Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	215,000	280,887
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	152,000	143,255
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	297,000	327,854

		751,996

Food-Wholesale/Distribution - 0.4%

Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	210,000	238,526
Sysco Corp. Company Guar. Notes 4.50% due 04/01/2046	230,000	261,167
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	92,000	117,538
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040	251,000	354,751
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	96,000	140,601

		1,112,583

Gas-Distribution - 0.1%

National Fuel Gas Co. Senior Notes 2.95% due 03/01/2031	157,000	154,669

Hotels/Motels - 0.2%

Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	427,000	483,810

Instruments-Controls - 0.1%

Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	189,000	189,217

Insurance Brokers - 0.0%

Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	35,000	38,829

Insurance-Life/Health - 0.6%

Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	92,000	96,194
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	345,000	416,895
Ohio National Financial Services, Inc. Senior Notes 5.55% due 01/24/2030*	418,000	445,935
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*	237,000	236,877
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	537,000	547,884
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	57,000	64,209
Unum Group Senior Notes 4.50% due 03/15/2025	101,000	112,961

		1,920,955

Investment Management/Advisor Services - 0.1%

Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	209,000	214,927

Machine Tools & Related Products - 0.0%

Kennametal, Inc. Senior Notes 2.80% due 03/01/2031	61,000	60,884

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	379,000	381,612
Caterpillar Financial Services Corp. Senior Notes 1.10% due 09/14/2027	280,000	274,187

		655,799

Machinery-Farming - 0.4%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	299,000	327,354
John Deere Capital Corp. Senior Notes 0.70% due 01/15/2026	480,000	471,434
John Deere Capital Corp. Senior Notes 2.65% due 06/10/2026	201,000	216,302
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	121,000	131,555

		1,146,645

Medical-Biomedical/Gene - 0.4%

Amgen, Inc. Senior Notes 3.15% due 02/21/2040	774,000	791,512
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	283,000	266,770
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	159,000	140,361

		1,198,643

Medical-Drugs - 0.3%

AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	205,000	232,722
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	254,000	290,452
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	342,000	339,645
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	196,000	208,923

		1,071,742

Medical-Generic Drugs - 0.2%

Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050*	501,000	515,021

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	318,000	320,409
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	156,000	173,792

		494,201

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	253,000	282,461

Multimedia - 0.1%

Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	335,000	311,852

Non-Profit Charity - 0.1%

Ford Foundation Notes 2.82% due 06/01/2070	208,000	192,317

Oil Companies-Exploration & Production - 0.5%

Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	303,000	317,537
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	126,000	157,566
Hess Corp. Senior Notes 6.00% due 01/15/2040	400,000	488,227
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	333,000	429,302

Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	144,000	183,656
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	125,000	119,336

		1,695,624

Oil Companies-Integrated - 0.8%

BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	490,000	427,026
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	272,000	255,639
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	567,000	628,919
Chevron Corp. Senior Notes 1.55% due 05/11/2025	484,000	494,945
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	168,000	163,359
Chevron USA, Inc. Company Guar. Notes 4.20% due 10/15/2049	140,000	163,283
Chevron USA, Inc. Company Guar. Notes 5.25% due 11/15/2043	214,000	285,939

		2,419,110

Oil Refining & Marketing - 0.1%

Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	240,000	232,370
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	161,000	160,382

		392,752

Oil-Field Services - 0.1%

Halliburton Co. Senior Notes 2.92% due 03/01/2030#	78,000	79,628
Halliburton Co. Senior Notes 4.75% due 08/01/2043	138,000	152,569
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	203,000	226,690

		458,887

Paper & Related Products - 0.5%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	367,000	479,844
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	941,000	923,125

		1,402,969

Petrochemicals - 0.1%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	179,000	189,316

Pharmacy Services - 0.3%

CVS Health Corp. Senior Notes 2.70% due 08/21/2040	109,000	102,424
CVS Health Corp. Senior Notes 4.25% due 04/01/2050	127,000	145,633
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	417,000	504,049
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	137,000	171,488

		923,594

Pipelines - 1.4%

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	259,000	278,845
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	135,000	151,134
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	160,000	179,786
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	258,000	278,266
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	271,000	311,446
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	25,000	19,875
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	261,000	258,476
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	189,000	203,672
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	354,000	359,260
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	210,000	215,933

Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	227,000	261,058
MPLX LP Senior Notes 2.65% due 08/15/2030	192,000	189,963
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	149,000	189,810
ONEOK, Inc. Company Guar. Notes 6.35% due 01/15/2031	104,000	130,717
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	89,000	119,219
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	104,000	97,408
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	144,000	153,655
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026	322,000	364,671
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	349,000	432,938

		4,196,132

Real Estate Investment Trusts - 0.8%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.00% due 05/18/2032	72,000	69,669
American Tower Corp. Senior Notes 3.10% due 06/15/2050	228,000	212,967
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	287,000	304,269
Federal Realty Investment Trust Senior Notes 1.25% due 02/15/2026	335,000	334,349
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	514,000	519,424
National Health Investors, Inc. Company Guar. Notes 3.00% due 02/01/2031	152,000	146,716
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	212,000	216,041
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	276,000	274,760
Simon Property Group LP Senior Notes 3.25% due 09/13/2049	203,000	192,438
Spirit Realty LP Company Guar. Notes 2.70% due 02/15/2032	161,000	158,691
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	127,000	125,844

		2,555,168

Retail-Apparel/Shoe - 0.1%

Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	314,000	300,995

Retail-Auto Parts - 0.1%

Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	177,000	176,994
Genuine Parts Co. Senior Notes 1.88% due 11/01/2030	215,000	202,979

		379,973

Retail-Convenience Store - 0.1%

7-Eleven, Inc. Senior Notes 1.80% due 02/10/2031*	185,000	176,853

Retail-Discount - 0.1%

Walmart, Inc. Senior Notes 2.55% due 04/11/2023	299,000	311,601

Retail-Regional Department Stores - 0.2%

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	468,000	533,341
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	110,000	141,766

		675,107

Retail-Restaurants - 0.2%

McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	138,000	146,940
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	148,000	171,698
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	223,000	265,376

		584,014

Savings & Loans/Thrifts - 0.2%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	319,000	335,991
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	429,000	447,597

		783,588

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030	204,000	233,037

Steel-Producers - 0.1%

Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030	283,000	276,436

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc. Senior Notes 5.45% due 11/15/2079	424,000	545,835

Telephone-Integrated - 1.0%

AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	116,000	105,282
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	774,000	885,005
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	184,000	209,537
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	145,000	167,510
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	359,000	425,561
Verizon Communications, Inc. Senior Notes 1.50% due 09/18/2030	427,000	400,568
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	743,000	660,711
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	115,000	132,829
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	87,000	102,624

		3,089,627

Television - 0.3%

Viacom, Inc. Senior Notes 4.38% due 03/15/2043	830,000	929,071

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	171,000	188,686

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 3.10% due 06/01/2051	66,000	62,132
GATX Corp. Senior Notes 4.35% due 02/15/2024	293,000	321,479

		383,611

Transport-Marine - 0.1%

Kirby Corp. Senior Notes 4.20% due 03/01/2028	169,000	183,269

Transport-Rail - 0.2%

Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	170,000	177,728
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	112,000	133,542
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	211,000	240,887

		552,157

Transport-Services - 0.2%

FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	296,845	296,257
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	173,000	192,392

		488,649

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	42,000	44,733
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	354,000	386,747
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	143,000	163,016

		594,496

Water - 0.0%

Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	132,000	133,731

Total U.S. Corporate Bonds & Notes
(cost $70,819,475)		73,419,858

FOREIGN CORPORATE BONDS & NOTES - 7.6%
Aerospace/Defense - 0.1%

BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	206,000	223,582

Auto-Cars/Light Trucks - 0.1%

Hyundai Capital Services, Inc. Senior Notes 1.25% due 02/08/2026*	215,000	211,395
Nissan Motor Co., Ltd. Senior Notes 3.04% due 09/15/2023*	200,000	210,218

		421,613

Banks-Commercial - 1.7%

Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*	200,000	208,038
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	228,000	259,190
Bank of Montreal Senior Notes 2.05% due 11/01/2022	569,000	584,962
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023	235,000	235,086
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025#	169,000	167,720
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	388,000	404,581
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	565,000	560,110
Credit Suisse AG Senior Notes 2.10% due 11/12/2021	349,000	353,461
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	200,000	214,429
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	239,000	257,044
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	231,000	237,263
ING Groep NV Senior Notes 1.40% due 07/01/2026*	496,000	497,556
ING Groep NV Senior Notes 4.63% due 01/06/2026*	220,000	253,318
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024	250,000	250,250
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	387,000	397,986
Standard Chartered PLC Sub. Notes 3.27% due 02/18/2036*	436,000	429,196

		5,310,190

Beverages-Non-alcoholic - 0.1%

Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	330,000	311,824

Cellular Telecom - 0.3%

Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	209,000	224,518
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	200,000	213,061
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	194,000	235,259
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	148,000	188,633

		861,471

Chemicals-Diversified - 0.2%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	209,000	216,054
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	300,000	304,560

		520,614

Chemicals-Specialty - 0.1%

Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029	258,000	268,803

Diversified Banking Institutions - 2.1%

Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	212,114
Barclays PLC Sub. Notes 3.56% due 09/23/2035	415,000	423,400
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	669,000	660,820
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	250,000	255,998

Credit Agricole SA Sub. Notes 2.81% due 01/11/2041*	276,000	259,763
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	269,000	277,503
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	249,000	256,107
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	342,000	340,942
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	302,000	313,433
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	536,000	564,806
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	811,000	794,861
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	315,000	327,815
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	414,000	428,397
Societe Generale SA Company Guar. Notes 3.63% due 03/01/2041*	210,000	206,539
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	350,000	352,561
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	409,000	440,269
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	377,000	394,826

		6,510,154

Diversified Financial Services - 0.4%

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,058,000	1,199,150

Diversified Manufacturing Operations - 0.1%

Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	250,000	270,873

Diversified Minerals - 0.3%

Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	209,000	210,780
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	499,000	646,417

		857,197

Electric-Generation - 0.2%

Electricite de France SA Senior Notes 5.00% due 09/21/2048*	400,000	496,880

Electric-Integrated - 0.2%

Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	248,000	306,296
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	209,000	219,450

		525,746

Insurance-Life/Health - 0.2%

Athene Holding, Ltd. Senior Notes 3.50% due 01/15/2031	262,000	271,510
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	233,000	255,482

		526,992

Insurance-Property/Casualty - 0.1%

Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	425,000	483,924

Medical-Drugs - 0.1%

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	431,000	470,328

Non-Ferrous Metals - 0.1%

Corp Nacional del Cobre de Chile Senior Notes 3.15% due 01/15/2051*	200,000	179,356

Oil Companies-Exploration & Production - 0.1%

Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	178,000	181,567

Oil Companies-Integrated - 0.1%

Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	143,000	147,029
Petro-Canada Senior Notes 5.95% due 05/15/2035	99,000	125,510
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	101,000	103,694

		376,233

Paper & Related Products - 0.1%

Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	287,000	303,129

Semiconductor Components-Integrated Circuits - 0.1%

TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*	377,000	369,243

SupraNational Banks - 0.6%

African Development Bank Senior Notes 0.75% due 04/03/2023	337,000	340,370
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	413,000	426,832
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	532,000	514,476
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	254,000	280,520
International Finance Corp. Senior Notes 0.50% due 03/20/2023#	438,000	440,137

		2,002,335

Telecom Services - 0.1%

NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	204,000	202,621

Telephone-Integrated - 0.1%

Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	250,000	299,152

Transport-Rail - 0.0%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	70,000	108,714

Total Foreign Corporate Bonds & Notes
(cost $22,573,158)		23,281,691

U.S. GOVERNMENT AGENCIES - 38.9%
Federal Home Loan Bank - 0.5%

2.13% due 09/14/2029	1,000,000	1,054,684
5.50% due 07/15/2036	250,000	369,320

		1,424,004

Federal Home Loan Mtg. Corp. - 9.3%

2.00% due 03/01/2051	4,500,000	4,530,135
2.50% due 01/01/2028	112,928	119,217
2.50% due 04/01/2028	569,883	601,635
2.50% due 03/01/2031	373,682	390,582
2.50% due 10/01/2032	451,147	471,552
3.00% due 08/01/2027	86,804	91,970
3.00% due 10/01/2042	342,177	371,574
3.00% due 11/01/2042	383,515	409,498
3.00% due 04/01/2043	401,329	428,518
3.00% due 05/01/2043	659,611	716,295
3.00% due 08/01/2043	380,218	405,984
3.00% due 10/01/2045	204,657	216,225
3.00% due 08/01/2046	1,237,942	1,307,236
3.00% due 01/01/2050	2,463,607	2,574,810
3.50% due 01/01/2032	849,463	915,096
3.50% due 11/01/2041	296,879	322,914
3.50% due 03/01/2042	109,564	119,180
3.50% due 04/01/2042	642,979	699,511
3.50% due 06/01/2042	665,129	721,383
3.50% due 08/01/2042	162,458	177,348
3.50% due 03/01/2045	469,337	506,738
3.50% due 07/01/2045	653,861	707,283
3.50% due 08/01/2045	367,479	398,550
3.50% due 11/01/2045	196,038	211,146
3.50% due 12/01/2046	440,398	470,555
3.50% due 11/01/2047	2,957,577	3,150,407
3.50% due 08/01/2049	571,842	613,100
3.50% due 04/01/2050	685,553	725,881
4.00% due 09/01/2040	141,514	155,847
4.00% due 10/01/2045	344,514	376,062
4.00% due 07/01/2049	385,014	419,835
4.00% due 01/01/2050	1,091,320	1,169,740
4.50% due 04/01/2044	80,747	90,304
4.50% due 07/01/2045	1,252,671	1,410,886
5.00% due 10/01/2033	298	340
5.00% due 06/01/2039	240,550	279,884
5.00% due 11/01/2043	300,096	348,969
5.50% due 02/01/2035	39,529	44,037
6.00% due 10/01/2033	76,106	86,077
6.00% due 03/01/2040	366	440
6.50% due 02/01/2035	1,335	1,522
6.75% due 09/15/2029	500,000	721,507
6.75% due 03/15/2031	250,000	370,829
Federal Home Loan Mtg. Corp. FRS
1.74% (6 ML+1.49%) due 02/01/2037	12,866	13,347
3.24% (12 ML+1.88%) due 11/01/2037	193,570	205,753
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(3)	353,768	365,260
Series 4800, Class KG 3.50% due 11/15/2045(3)	40,061	40,770
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.69% (6.80%-1 ML) due 09/15/2039(3)(4)(5)	97,761	15,470

		28,491,202

Federal National Mtg. Assoc. - 18.7%

2.00% due 07/01/2035	1,803,306	1,862,771
2.00% due 11/01/2035	978,052	1,017,058
2.00% due 12/01/2050	1,977,517	1,998,583
2.50% due 04/01/2028	179,679	189,646
2.50% due 07/01/2031	896,944	937,258
2.50% due 01/01/2032	447,037	467,129
2.50% due 04/01/2035	1,144,848	1,196,304
2.50% due 05/01/2050	1,378,060	1,433,524
2.50% due 06/01/2050	2,142,776	2,216,247
2.50% due 07/01/2050	1,433,058	1,496,806
2.50% due 10/01/2050	966,401	1,001,160
3.00% due 10/01/2027	46,494	49,102
3.00% due 12/01/2027	528,952	558,695
3.00% due 01/01/2028	403,833	426,515
3.00% due 03/01/2030	1,028,178	1,096,234
3.00% due 10/01/2030	256,702	270,911
3.00% due 02/01/2033	1,246,285	1,313,280
3.00% due 07/01/2034	30,996	32,663
3.00% due 11/01/2039	620,499	649,237
3.00% due 03/01/2042	383,812	408,050
3.00% due 12/01/2042	409,737	439,576
3.00% due 02/01/2045	276,579	292,241
3.00% due 09/01/2046	53,021	55,983
3.00% due 01/01/2047	282,404	297,760
3.00% due 11/01/2048	1,705,518	1,793,863
3.00% due 06/01/2049	1,364,746	1,454,445
3.00% due 03/01/2050	1,571,789	1,661,304
3.50% due 08/01/2026	61,154	65,216
3.50% due 09/01/2026	20,687	22,062
3.50% due 08/01/2027	20,143	21,459
3.50% due 10/01/2028	214,523	232,004
3.50% due 03/01/2033	659,161	704,084
3.50% due 08/01/2033	323,435	344,695
3.50% due 12/01/2041	282,327	307,165
3.50% due 08/01/2042	856,514	922,603
3.50% due 07/01/2045	244,441	264,294
3.50% due 08/01/2045	261,046	281,186
3.50% due 09/01/2045	188,286	202,204
3.50% due 10/01/2045	420,960	457,575
3.50% due 11/01/2045	120,258	129,042
3.50% due 12/01/2045	1,150,873	1,238,723
3.50% due 02/01/2046	331,188	356,429
3.50% due 03/01/2046	177,186	190,120
3.50% due 07/01/2046	907,710	983,505
3.50% due 01/01/2047	1,310,312	1,399,131
3.50% due 12/01/2047	2,318,754	2,467,916
3.50% due 04/01/2048	1,551,299	1,678,621
3.50% due 08/01/2049	1,236,997	1,310,266
4.00% due 07/01/2040	99,076	111,808
4.00% due 10/01/2040	38,880	42,851
4.00% due 12/01/2040	560,090	620,524
4.00% due 10/01/2041	262,229	287,729
4.00% due 11/01/2041	195,999	215,057
4.00% due 01/01/2043	353,267	391,089
4.00% due 02/01/2045	592,577	654,854
4.00% due 06/01/2046	154,016	167,861
4.00% due 01/01/2047	329,044	356,550
4.00% due 05/01/2047	334,595	362,112
4.00% due 06/01/2047	1,050,066	1,149,914
4.00% due 07/01/2047	1,345,987	1,456,217
4.00% due 08/01/2047	920,509	995,694
4.00% due 12/01/2048	383,896	412,175
4.00% due 01/01/2049	794,502	852,743
4.00% due 03/01/2049	259,267	278,223
4.00% due 03/01/2050	1,189,291	1,275,815
4.50% due 11/01/2022	2,987	3,131
4.50% due 10/01/2024	77,087	81,237
4.50% due 08/01/2045	1,381,779	1,564,818
4.50% due 06/01/2048	744,265	808,698
4.50% due 10/01/2048	492,310	536,031
4.50% due 11/01/2048	211,686	232,666
4.50% due 12/01/2048	1,229,893	1,337,906
4.50% due 10/01/2049	898,120	977,858
5.00% due 10/01/2033	1,471	1,701
5.00% due 03/01/2034	23,890	27,730
5.00% due 05/01/2040	58,133	67,609
5.00% due 06/01/2040	29,275	33,887
5.00% due 02/01/2045	182,596	210,768
5.50% due 12/01/2029	35,894	40,005
5.50% due 04/01/2033	33,002	38,278
5.50% due 12/01/2033	30,614	35,667
5.50% due 07/01/2037	136,023	159,354
5.50% due 08/01/2037	139,662	163,193
5.50% due 06/01/2038	15,435	18,093
6.00% due 12/01/2036	201,533	242,106
6.00% due 11/01/2038	56,576	67,508
6.00% due 06/01/2040	44,529	52,970
6.50% due 10/01/2037	12,664	14,545
Federal National Mtg. Assoc. FRS 1.83% (6 ML+1.54%) due 09/01/2035	176,037	183,013
2.29% (12 ML+1.77%) due 05/01/2040	166,627	175,482
2.33% (12 ML+1.82%) due 10/01/2040	34,336	36,196
2.33% (12 ML+1.83%) due 10/01/2040	75,151	79,142
2.51% (12 ML+1.57%) due 05/01/2037	26,327	27,636
2.60% (1 Yr USTYCR+2.22%) due 10/01/2035	136,590	143,516
2.86% (12 ML+1.67%) due 07/01/2039	141,504	147,770
2.89% (12 ML+1.91%) due 08/01/2035	98,325	104,025
3.04% (1 Yr USTYCR+2.27%) due 11/01/2036	68,095	72,518
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(3)	187,279	200,153
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	915,316	975,188
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	538,985	569,594

		57,255,853

Government National Mtg. Assoc. - 5.4%

2.50% due 05/20/2050	2,526,003	2,615,892
2.50% due 12/20/2050	3,479,451	3,604,965
3.00% due 02/20/2045	251,214	266,039
3.00% due 05/20/2045	192,829	204,706
3.00% due 07/20/2045	33,488	35,441
3.00% due 11/20/2045	691,036	730,392
3.00% due 12/20/2045	311,923	329,693
3.00% due 01/20/2046	987,706	1,044,830
3.00% due 03/20/2046	956,574	1,011,915
3.00% due 04/20/2046	1,253,239	1,325,154
3.00% due 09/20/2047	1,002,674	1,057,522
3.00% due 05/20/2050	1,663,665	1,732,010
3.50% due 03/20/2045	168,304	180,712
3.50% due 04/20/2045	313,586	336,686
3.50% due 07/20/2045	72,836	78,211
3.50% due 07/20/2046	98,291	105,101
3.50% due 03/20/2047	274,917	293,679
4.00% due 07/20/2045	108,761	119,886
4.00% due 05/20/2048	1,237,167	1,332,106
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(2)	200,000	206,648

		16,611,588

Uniform Mtg. Backed Securities - 5.0%

1.50% due March 15 TBA	1,000,000	1,009,375
1.50% due March 30 TBA	1,100,000	1,075,937
2.00% due March 15 TBA	1,000,000	1,032,188
2.00% due March 30 TBA	6,300,000	6,337,406
2.50% due March 30 TBA	5,200,000	5,372,250
3.00% due March 30 TBA	500,000	522,832

		15,349,988

Total U.S. Government Agencies
(cost $117,176,054)		119,132,635

U.S. GOVERNMENT TREASURIES - 18.8%
United States Treasury Bonds - 5.5%

1.25% due 05/15/2050	360,900	286,493
1.38% due 08/15/2050	1,431,000	1,174,314
2.38% due 11/15/2049	5,000,000	5,206,250
2.75% due 11/15/2042	406,000	451,469
2.88% due 11/15/2046#	384,000	436,965
3.00% due 11/15/2045	1,729,000	2,007,261
3.00% due 05/15/2047	1,441,000	1,680,510
3.13% due 11/15/2041	2,303,000	2,718,170
3.13% due 02/15/2042	392,000	462,973
3.88% due 08/15/2040	167,000	217,772
4.25% due 05/15/2039	256,000	347,380
4.38% due 11/15/2039	105,000	144,859
4.38% due 05/15/2040	192,000	265,860
4.75% due 02/15/2037	564,000	794,887
5.00% due 05/15/2037	153,000	221,539
5.25% due 11/15/2028	354,000	459,246

		16,875,948

United States Treasury Notes - 13.3%

0.50% due 02/28/2026	1,000,000	986,484
0.63% due 03/31/2027	538,000	525,748
0.88% due 11/15/2030#	210,000	199,106
1.13% due 02/29/2028	1,000,000	996,719
1.13% due 02/15/2031	1,000,000	969,219
1.38% due 10/15/2022	3,000,000	3,059,414
1.50% due 11/30/2024	1,500,000	1,555,078
1.50% due 02/15/2030	1,090,000	1,101,070
1.63% due 08/15/2022	2,296,000	2,345,687
1.63% due 08/31/2022	1,921,000	1,963,622
1.63% due 12/15/2022	358,000	367,439
1.63% due 02/15/2026	4,839,000	5,040,877
1.63% due 11/30/2026	1,600,000	1,660,750
1.63% due 08/15/2029	900,000	921,727
1.75% due 09/30/2022	5,137,000	5,267,030
1.75% due 11/15/2029	3,500,000	3,617,441
2.00% due 02/15/2025	1,729,000	1,827,269
2.00% due 11/15/2026	384,000	406,710
2.25% due 04/30/2024	167,000	176,916
2.25% due 11/15/2024#	3,596,000	3,829,319
2.25% due 08/15/2027	576,000	618,278
2.38% due 05/15/2029	500,000	541,738
2.50% due 01/15/2022	2,401,000	2,451,365
2.63% due 02/15/2029#	171,000	188,481

		40,617,487

Total U.S. Government Treasuries
(cost $55,530,363)		57,493,435

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Banks-Special Purpose - 0.4%

BNG Bank NV Senior Notes 0.50% due 11/24/2025*	206,000	202,381
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	652,000	649,028
Korea Development Bank Senior Notes 0.50% due 10/27/2023	200,000	199,968

		1,051,377

Sovereign - 0.2%

Republic of Italy Senior Notes 4.00% due 10/17/2049	200,000	207,738
United Mexican States Senior Notes 4.50% due 04/22/2029	228,000	255,590
United Mexican States Senior Bonds 4.75% due 03/08/2044	223,000	235,825

		699,153

Total Foreign Government Obligations
(cost $1,704,801)		1,750,530

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.9%
Diversified Banking Institutions - 0.1%

JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(6)	245,000	264,577

Electric-Distribution - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	170,000	176,919

Electric-Integrated - 0.1%

Dominion Resources, Inc. 5.75% due 10/01/2054	117,000	127,952
CMS Energy Corp. 3.75% due 12/01/2050	142,000	142,398
CMS Energy Corp. 4.75% due 06/01/2050	173,000	190,186

		460,536

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. 5.63% due 06/15/2043	236,000	253,632
Prudential Financial, Inc. 5.70% due 09/15/2048	96,000	109,987
Voya Financial, Inc. 4.70% due 01/23/2048	153,000	158,022

		521,641

Insurance-Multi-line - 0.1%

Allianz SE 3.50% due 11/17/2025*(6)	200,000	203,048

Oil Companies-Integrated - 0.1%

BP Capital Markets PLC 4.88% due 03/22/2030(6)	309,000	331,711

Pipelines - 0.0%

Enterprise Products Operating LLC 5.25% due 08/16/2077	129,000	128,574

Real Estate Investment Trusts - 0.1%

Scentre Group Trust 2 5.13% due 09/24/2080*	206,000	214,383

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. 4.00% due 03/15/2060	380,000	402,363

Total Preferred Securities/Capital Securities
(cost $2,563,289)		2,703,752

ESCROWS AND LITIGATION TRUSTS - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(7)	78,000	8
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	908
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	87,000	8
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	112,000	11

Total Escrows And Litigation Trusts
(cost $0)		935

Total Long-Term Investment Securities
(cost $277,227,975)		284,783,949

SHORT-TERM INVESTMENT SECURITIES - 15.9%
Registered Investment Companies - 15.9%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(8)	47,481,325	47,481,325
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(8)(9)	1,088,193	1,088,193

Total Short-Term Investment Securities
(cost $48,569,518)		48,569,518

TOTAL INVESTMENTS
(cost $325,797,493)	109.0%	333,353,467
Liabilities in excess of other assets	(9.0)	(27,649,502)

NET ASSETS	100.0%	$305,703,965

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $23,915,189 representing 7.8% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2021.
(6)	Perpetual maturity-maturity date reflects the next call date.
(7)	Securities classified as Level 3 (see Note 1).
(8)	The rate shown is the 7-day yield as of February 28, 2021.

(9)

At February 28, 2021, the Fund had loaned securities with a total value of $5,782,484. This was secured by collateral of $1,088,193 which was received in cash and subsequently invested in short-term investments currently valued at $1,088,193 as reported in the Portfolio of Investments. Additional collateral of $4,808,128 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	zero coupon to 23.81%	04/25/2023 to 02/25/2051	$1,602,090
Federal National Mtg. Assoc.	0.19% to 42.35%	08/25/2026 to 12/25/2053	900,882
Government National Mtg. Assoc.	0.56% to 38.87%	04/16/2036 to 06/16/2063	2,064,231
United States Treasury Bills	0.00%	04/08/2021 to 04/29/2021	34,312
United States Treasury Notes/Bonds	0.13% to 3.88%	03/31/2021 to 08/15/2048	206,613

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$7,001,113	$—	$7,001,113
U.S. Corporate Bonds & Notes	—	73,419,858	—	73,419,858
Foreign Corporate Bonds & Notes	—	23,281,691	—	23,281,691
U.S. Government Agencies	—	119,132,635	—	119,132,635
U.S. Government Treasuries	—	57,493,435	—	57,493,435
Foreign Government Obligations	—	1,750,530	—	1,750,530
Preferred Securities/Capital Securities	—	2,703,752	—	2,703,752
Escrows and Litigation Trusts	—	908	27	935
Short-Term Investment Securities	48,569,518	—	—	48,569,518

Total Investment at Value	$48,569,518	$284,783,922	$27	$333,353,467

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Aerospace/Defense - 1.3%

BAE Systems PLC ADR	134,410	$3,669,393

Agricultural Biotech - 2.5%

Corteva, Inc.	152,949	6,905,647

Applications Software - 7.4%

CDK Global, Inc.	86,808	4,352,553
Microsoft Corp.	67,942	15,788,362

		20,140,915

Auto-Cars/Light Trucks - 2.4%

General Motors Co.	127,522	6,545,704

Beverages-Non-alcoholic - 1.5%

Coca-Cola Co.	81,120	3,974,069

Broadcast Services/Program - 1.1%

Fox Corp., Class A	90,596	3,017,753

Cable/Satellite TV - 2.5%

Comcast Corp., Class A	131,523	6,933,893

Casino Hotels - 0.5%

Las Vegas Sands Corp.	23,459	1,468,533

Cellular Telecom - 1.6%

Vodafone Group PLC ADR	250,114	4,296,959

Coatings/Paint - 1.1%

Axalta Coating Systems, Ltd.†	109,048	2,981,372

Commercial Services - 1.3%

Quanta Services, Inc.	42,377	3,553,311

Commercial Services-Finance - 1.6%

FleetCor Technologies, Inc.†	15,446	4,283,330

Computer Services - 1.7%

Cognizant Technology Solutions Corp., Class A	64,354	4,728,732

Computers - 4.2%

Apple, Inc.	95,516	11,582,270

Cosmetics & Toiletries - 1.5%

Unilever PLC ADR	77,287	4,023,561

Diversified Banking Institutions - 5.4%

Bank of America Corp.	118,221	4,103,451
JPMorgan Chase & Co.	36,826	5,419,682
Morgan Stanley	68,193	5,241,996

		14,765,129

E-Commerce/Products - 6.1%

Alibaba Group Holding, Ltd. ADR†	14,166	3,368,108
Amazon.com, Inc.†	4,324	13,373,830

		16,741,938

Electronic Measurement Instruments - 1.0%

Fortive Corp.	42,168	2,775,498

Enterprise Software/Service - 0.7%

Veeva Systems, Inc., Class A†	6,362	1,782,060

Finance-Auto Loans - 1.4%

Ally Financial, Inc.	92,895	3,855,143

Finance-Credit Card - 4.3%

Capital One Financial Corp.	26,664	3,204,746
Visa, Inc., Class A	39,952	8,485,405

		11,690,151

Finance-Other Services - 1.2%

Intercontinental Exchange, Inc.	28,658	3,161,264

Human Resources - 1.7%

Robert Half International, Inc.	59,288	4,612,014

Insurance-Property/Casualty - 3.1%

Berkshire Hathaway, Inc., Class B†	28,203	6,783,104
Fidelity National Financial, Inc.	47,073	1,801,954

		8,585,058

Internet Content-Entertainment - 2.7%

Facebook, Inc., Class A†	28,140	7,249,427

Machinery-General Industrial - 1.0%

Otis Worldwide Corp.	44,325	2,823,946

Medical Labs & Testing Services - 1.8%

Laboratory Corp. of America Holdings†	20,379	4,889,126

Medical Products - 1.1%

Koninklijke Philips NV†#	56,470	3,071,968

Medical-Biomedical/Gene - 0.7%

Biogen, Inc.†	7,383	2,014,673

Medical-Drugs - 2.1%

Novo Nordisk A/S ADR#	31,511	2,245,159
Sanofi ADR	78,071	3,582,678

		5,827,837

Medical-HMO - 4.5%

Anthem, Inc.	12,137	3,679,817
Humana, Inc.	5,070	1,924,826
UnitedHealth Group, Inc.	20,275	6,735,760

		12,340,403

Networking Products - 1.9%

Cisco Systems, Inc.	116,472	5,226,099

Oil Companies-Exploration & Production - 1.7%

ConocoPhillips	88,648	4,610,582

Oil Companies-Integrated - 1.7%

BP PLC ADR	66,635	1,626,560
Chevron Corp.	29,415	2,941,500

		4,568,060

Real Estate Management/Services - 1.3%

CBRE Group, Inc., Class A†	46,302	3,508,303

Retail-Apparel/Shoe - 1.5%

Ross Stores, Inc.	34,671	4,044,025

Retail-Auto Parts - 1.2%

O’Reilly Automotive, Inc.†	7,635	3,415,365

Retail-Building Products - 1.0%

Lowe’s Cos., Inc.	17,412	2,781,567

Retail-Discount - 2.9%

Dollar Tree, Inc.†	52,876	5,192,423
Walmart, Inc.	21,710	2,820,563

		8,012,986

Semiconductor Components-Integrated Circuits - 2.4%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	52,865	6,657,818

Semiconductor Equipment - 2.7%

Applied Materials, Inc.	61,734	7,296,341

Telecom Equipment-Fiber Optics - 1.0%

Ciena Corp.†	53,069	2,768,610

Television - 0.4%

World Wrestling Entertainment, Inc., Class A	19,657	971,056

Transport-Rail - 1.6%

Norfolk Southern Corp.	17,850	4,499,271

Transport-Services - 1.1%

C.H. Robinson Worldwide, Inc.	31,597	2,870,587

Web Portals/ISP - 5.5%

Alphabet, Inc., Class A†	3,666	7,412,322
Alphabet, Inc., Class C†	3,681	7,497,682

		14,910,004

Total Long-Term Investment Securities
(cost $189,907,266)		270,431,751

SHORT-TERM INVESTMENT SECURITIES - 0.8%
Registered Investment Companies - 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(1)(2)
(cost $2,331,814)	2,331,814	2,331,814

REPURCHASE AGREEMENTS - 1.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $2,935,000 and collateralized by $2,797,800 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $2,993,744

(cost $2,935,000)	$2,935,000	2,935,000

TOTAL INVESTMENTS
(cost $195,174,080)	100.8%	275,698,565
Liabilities in excess of other assets	(0.8)	(2,283,985)

NET ASSETS	100.0%	$273,414,580

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At February 28, 2021, the Fund had loaned securities with a total value of $2,643,530. This was secured by collateral of $2,331,814 which was received in cash and subsequently invested in short-term investments currently valued at $2,331,814 as reported in the Portfolio of Investments. Additional collateral of $416,247 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
United States Treasury Bills	0.00%	04/08/2021 to 04/29/2021	$59,282
United States Treasury Notes/Bonds	0.13% to 3.88%	03/31/2021 to 08/15/2048	356,965

(2)	The rate shown is the 7-day yield as of February 28, 2021.
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$270,431,751	$—	$—	$270,431,751
Short-Term Investment Securities	2,331,814	—	—	2,331,814
Repurchase Agreements	—	2,935,000	—	2,935,000

Total Investments at Value	$272,763,565	$2,935,000	$—	$275,698,565

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.3%
Aerospace/Defense - 1.6%

BAE Systems PLC	2,364,823	$15,942,916
Raytheon Technologies Corp.	32,092	2,310,303

		18,253,219

Agricultural Biotech - 0.4%

Corteva, Inc.	104,764	4,730,095

Applications Software - 1.0%

CDK Global, Inc.	88,960	4,460,454
Microsoft Corp.	30,484	7,083,872

		11,544,326

Auto-Cars/Light Trucks - 1.4%

General Motors Co.	313,542	16,094,111

Auto/Truck Parts & Equipment-Original - 0.2%

Lear Corp.	15,024	2,495,336

Banks-Super Regional - 2.1%

Wells Fargo & Co.	671,337	24,282,259

Beverages-Non-alcoholic - 1.5%

Coca-Cola Co.	361,698	17,719,585

Brewery - 0.7%

Constellation Brands, Inc., Class A	37,314	7,990,420

Broadcast Services/Program - 0.9%

Fox Corp., Class A	295,294	9,836,243
Fox Corp., Class B	5,664	180,852

		10,017,095

Cable/Satellite TV - 1.4%

Comcast Corp., Class A	306,339	16,150,192

Chemicals-Diversified - 2.0%

Dow, Inc.	232,806	13,807,724
DuPont de Nemours, Inc.	62,101	4,366,942
PPG Industries, Inc.	34,947	4,711,555

		22,886,221

Commercial Services-Finance - 1.2%

Automatic Data Processing, Inc.	79,646	13,859,997

Computer Services - 2.1%

Cognizant Technology Solutions Corp., Class A	155,185	11,402,994
International Business Machines Corp.	88,405	10,514,007
Leidos Holdings, Inc.	25,376	2,244,507

		24,161,508

Computers - 1.4%

HP, Inc.	569,686	16,503,803

Computers-Memory Devices - 1.3%

NetApp, Inc.	236,231	14,788,061

Cosmetics & Toiletries - 2.9%

Colgate-Palmolive Co.	141,630	10,650,576
Procter & Gamble Co.	80,267	9,915,383
Unilever PLC ADR	260,702	13,572,146

		34,138,105

Data Processing/Management - 1.1%

Paychex, Inc.	145,425	13,243,855

Distribution/Wholesale - 0.1%

Ferguson PLC	12,952	1,521,531

Diversified Banking Institutions - 7.6%

Bank of America Corp.	547,241	18,994,735
Citigroup, Inc.	409,601	26,984,514
JPMorgan Chase & Co.	182,218	26,817,023
Morgan Stanley	203,691	15,657,727

		88,453,999

Diversified Manufacturing Operations - 3.0%

3M Co.	66,848	11,702,411
General Electric Co.	1,049,326	13,158,548
Siemens AG	62,132	9,594,072

		34,455,031

E-Services/Consulting - 0.2%

CDW Corp.	16,949	2,659,129

Electric Products-Misc. - 1.2%

Emerson Electric Co.	159,702	13,718,402

Electric-Integrated - 2.2%

Ameren Corp.	47,195	3,316,392
American Electric Power Co., Inc.	20,169	1,509,650
Edison International	107,092	5,781,897
Exelon Corp.	82,280	3,176,008
PPL Corp.	87,536	2,292,568
Public Service Enterprise Group, Inc.	171,341	9,223,286

		25,299,801

Electronic Components-Semiconductors - 3.1%

Broadcom, Inc.	30,311	14,242,229
Samsung Electronics Co., Ltd. GDR	4,412	8,162,200
Texas Instruments, Inc.	76,884	13,244,807

		35,649,236

Enterprise Software/Service - 0.7%

Open Text Corp.	77,625	3,459,746
SS&C Technologies Holdings, Inc.	62,447	4,138,987

		7,598,733

Finance-Credit Card - 1.8%

American Express Co.	46,868	6,339,366
Capital One Financial Corp.	33,348	4,008,096
Visa, Inc., Class A	49,729	10,561,942

		20,909,404

Finance-Investment Banker/Broker - 1.2%

Charles Schwab Corp.	233,357	14,402,794

Food-Confectionery - 0.9%

J.M. Smucker Co.	93,822	10,508,064

Food-Dairy Products - 0.6%

Danone SA	110,269	7,511,728

Food-Misc./Diversified - 1.7%

Campbell Soup Co.	214,542	9,757,370
General Mills, Inc.	175,458	9,651,945

		19,409,315

Gas-Distribution - 0.3%

NiSource, Inc.	185,499	4,006,778

Home Decoration Products - 0.4%

Newell Brands, Inc.	189,922	4,400,493

Insurance Brokers - 0.9%

Arthur J. Gallagher & Co.	89,555	10,728,689

Insurance-Life/Health - 1.1%

Equitable Holdings, Inc.	216,872	6,412,905
Prudential Financial, Inc.	78,391	6,798,068

		13,210,973

Insurance-Multi-line - 2.4%

Allstate Corp.	43,016	4,585,505
Hartford Financial Services Group, Inc.	132,732	6,728,185
MetLife, Inc.	287,328	16,550,093

		27,863,783

Insurance-Property/Casualty - 2.9%

Berkshire Hathaway, Inc., Class B†	52,057	12,520,229
Fidelity National Financial, Inc.	164,642	6,302,496
First American Financial Corp.	20,279	1,065,459
Travelers Cos., Inc.	96,009	13,969,309

		33,857,493

Internet Security - 0.8%

NortonLifeLock, Inc.	472,165	9,211,939

Investment Management/Advisor Services - 1.0%

Raymond James Financial, Inc.	103,573	12,091,112

Machinery-Electrical - 0.1%

Siemens Energy AG†	31,076	1,171,711

Medical Instruments - 1.8%

Alcon, Inc.†	102,795	7,067,333
Medtronic PLC	121,207	14,177,583

		21,244,916

Medical Products - 2.0%

Koninklijke Philips NV†	221,497	12,014,104
Zimmer Biomet Holdings, Inc.	65,629	10,701,465

		22,715,569

Medical-Biomedical/Gene - 0.9%

Amgen, Inc.	43,929	9,880,511

Medical-Drugs - 5.8%

AstraZeneca PLC	85,664	8,288,655
Bayer AG	202,880	12,268,623
Bristol-Myers Squibb Co.	182,955	11,220,630
Johnson & Johnson	73,346	11,622,407
Merck & Co., Inc.	130,909	9,506,612
Sanofi	155,919	14,259,812

		67,166,739

Medical-HMO - 2.1%

Anthem, Inc.	42,539	12,897,400
Humana, Inc.	5,502	2,088,834
UnitedHealth Group, Inc.	26,319	8,743,698

		23,729,932

Medical-Wholesale Drug Distribution - 2.5%

AmerisourceBergen Corp.	115,340	11,674,715
Cardinal Health, Inc.	221,475	11,410,392
McKesson Corp.	32,914	5,579,581

		28,664,688

Networking Products - 2.6%

Cisco Systems, Inc.	660,350	29,629,905

Oil Companies-Exploration & Production - 1.6%

ConocoPhillips	145,325	7,558,353
Pioneer Natural Resources Co.	69,829	10,374,495

		17,932,848

Oil Companies-Integrated - 2.2%

BP PLC	1,516,324	6,163,343
Chevron Corp.	134,931	13,493,100
Equinor ASA	321,162	6,046,836

		25,703,279

Oil Refining & Marketing - 1.3%

Marathon Petroleum Corp.	277,792	15,172,999

Pharmacy Services - 1.3%
Cigna Corp.	32,920	6,909,908
CVS Health Corp.	123,451	8,410,717

		15,320,625

Pipelines - 1.2%

Enterprise Products Partners LP	503,312	10,730,612
Williams Cos., Inc.	157,051	3,587,045

		14,317,657

Private Equity - 0.3%

Blackstone Group, Inc., Class A	57,586	3,986,679

Retail-Apparel/Shoe - 0.7%

Ross Stores, Inc.	65,752	7,669,313

Retail-Building Products - 0.3%

Lowe’s Cos., Inc.	18,419	2,942,435

Retail-Consumer Electronics - 0.9%

Best Buy Co., Inc.	99,883	10,023,259

Retail-Discount - 0.2%

Dollar General Corp.	10,016	1,892,924

Retail-Drug Store - 1.3%

Walgreens Boots Alliance, Inc.	305,888	14,661,212

Retail-Major Department Stores - 0.4%

TJX Cos., Inc.	64,051	4,226,725

Semiconductor Components-Integrated Circuits - 0.3%

NXP Semiconductors NV	20,637	3,767,284

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	36,231	4,282,142

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc.	15,920	2,800,487

Soap & Cleaning Preparation - 0.7%

Henkel AG & Co. KGaA (Preference Shares)	86,446	8,508,914

Telephone-Integrated - 2.7%

Verizon Communications, Inc.	557,175	30,811,777

Tobacco - 1.1%

Altria Group, Inc.	289,009	12,600,793
British American Tobacco PLC	20,114	696,507

		13,297,300

Transport-Rail - 0.6%

Union Pacific Corp.	33,224	6,842,815

Wireless Equipment - 0.5%

Motorola Solutions, Inc.	32,906	5,774,345

Total Long-Term Investment Securities
(cost $960,770,324)		1,080,465,605

SHORT-TERM INVESTMENT SECURITIES - 7.8%
Registered Investment Companies - 7.8%

State Street Institutional Liquid Reserves Fund, Premier Class 0.07%(1) (cost $90,353,376)	90,326,278	90,353,376

REPURCHASE AGREEMENTS - 2.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $27,887,000 and collateralized by $26,583,100 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of 28,444,846 (cost $27,887,000)	$27,887,000	27,887,000

TOTAL INVESTMENTS
(cost $1,079,010,700)	103.5%	1,198,705,981
Liabilities in excess of other assets	(3.5)	(40,837,562)

NET ASSETS	100.0%	$1,157,868,419

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 28, 2021.
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,080,465,605	$—	$—	$1,080,465,605
Short-Term Investment Securities	90,353,376	—	—	90,353,376
Repurchase Agreements	—	27,887,000	—	27,887,000

Total Investments at Value	$1,170,818,981	$27,887,000	$—	$1,198,705,981

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES - 86.9%(1)@
Domestic Equity Investment Companies - 56.7%

VALIC Co. I Blue Chip Growth Fund†	306,801	$8,078,079
VALIC Co. I Dividend Value Fund	654,012	7,985,482
VALIC Co. I Growth Fund	359,099	8,733,284
VALIC Co. I Large Cap Core Fund	596,015	8,970,021
VALIC Co. I Large Capital Growth Fund	327,543	6,957,026
VALIC Co. I Mid Cap Index Fund	135,941	4,027,935
VALIC Co. I Small Cap Aggressive Growth Fund†	53,193	1,048,437
VALIC Co. I Small Cap Index Fund	73,192	1,752,957
VALIC Co. I Small Cap Special Values Fund	129,230	1,714,885
VALIC Co. I Stock Index Fund	473,007	24,085,516
VALIC Co. I Systematic Core Fund	143,992	3,861,860
VALIC Co. I Systematic Value Fund	507,054	7,058,201
VALIC Co. I Value Fund	419,247	8,074,712
VALIC Co. II Capital Appreciation Fund	334,283	6,792,628
VALIC Co. II Large Cap Value Fund	184,460	4,279,465
VALIC Co. II Mid Cap Growth Fund	182,488	2,543,878
VALIC Co. II Mid Cap Value Fund	122,421	2,450,864
VALIC Co. II Small Cap Growth Fund	25,067	681,812
VALIC Co. II Small Cap Value Fund	33,750	474,522
VALIC Co. II U.S. Socially Responsible Fund	72,545	1,693,189

Total Domestic Equity Investment Companies
(cost $83,697,114)		111,264,753

Domestic Fixed Income Investment Companies - 18.8%

VALIC Co. I Capital Conservation Fund	1,146,760	12,121,255
VALIC Co. I Government Securities Fund	765,100	8,446,706
VALIC Co. I Inflation Protected Fund	213,644	2,546,636
VALIC Co. II Core Bond Fund	817,564	9,769,896
VALIC Co. II High Yield Bond Fund	195,155	1,537,819
VALIC Co. II Strategic Bond Fund	219,841	2,583,132

Total Domestic Fixed Income Investment Companies
(cost $35,044,016)		37,005,444

International Equity Investment Companies - 11.0%
VALIC Co. I Emerging Economies Fund	141,021	1,501,870
VALIC Co. I Global Real Estate Fund	166,311	1,318,844
VALIC Co. I International Equities Index Fund	747,734	5,847,277
VALIC Co. I International Growth Fund	355,547	6,289,621
VALIC Co. I International Socially Responsible Fund	26,703	810,964
VALIC Co. I International Value Fund	547,804	5,740,993
VALIC Co. II International Opportunities Fund	5,162	119,614

Total International Equity Investment Companies
(cost $16,697,417)		21,629,183

International Fixed Income Investment Companies - 0.4%

VALIC Co. I International Government Bond Fund
(cost $617,937)	53,274	685,100

Total Affiliated Registered Investment Companies
(cost $136,056,484)		170,584,480

U.S. GOVERNMENT TREASURIES - 11.4%
United States Treasury Notes - 11.4%

0.63% due 05/15/2030	2,417,000	2,251,681
0.63% due 08/15/2030	1,163,300	1,080,051
0.88% due 11/15/2030	3,679,100	3,488,247
1.50% due 02/15/2030	1,608,100	1,624,432
1.63% due 08/15/2029#	2,458,800	2,518,157
1.75% due 11/15/2029	2,213,800	2,288,083
2.38% due 05/15/2029	5,086,900	5,511,537
2.63% due 02/15/2029	610,700	673,130
2.88% due 05/15/2028	927,700	1,035,908
3.13% due 11/15/2028	1,647,700	1,874,194

Total U.S. Government Treasuries
(cost $22,308,075)		22,345,420

OPTIONS-PURCHASED - 1.1%

Over the Counter Purchased Put Options(2)
(cost $2,345,239)	26,000	2,193,905

Total Long-Term Investment Securities
(cost $160,709,798)		195,123,805

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Registered Investment Companies - 1.5%

AB Government Money Market Portfolio, Class AB 0.10%(3)
(cost $2,976,942)	2,976,942	2,976,942

TOTAL INVESTMENTS
(cost $163,686,740)	100.9%	198,100,747
Liabilities in excess of other assets	(0.9)	(1,727,957)

NET ASSETS	100.0%	$196,372,790

@

The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

†	Non-income producing security
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3
(2)	Options-Purchased

Over the Counter Purchased Put Options

Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at February 28, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank, N.A.	June 2021	3,000	2,000	$7,622,300	$140,007	$85,494	$(54,513)
S&P 500 Index	Citibank, N.A.	September 2021	3,100	8,000	30,489,200	797,478	784,772	(12,706)
S&P 500 Index	Goldman Sachs International	June 2021	3,000	3,500	13,339,025	301,318	149,615	(151,703)
S&P 500 Index	Goldman Sachs International	September 2021	3,100	2,000	7,622,300	224,739	196,193	(28,546)
S&P 500 Index	UBS AG	July 2021	3,150	2,000	7,622,300	155,313	160,235	4,922
S&P 500 Index	UBS AG	August 2021	3,175	7,500	28,583,625	630,120	719,499	89,379
S&P 500 Index	UBS AG	September 2021	3,100	1,000	3,811,150	96,264	98,097	1,833

				26,000	$99,089,900	$2,345,239	$2,193,905	$(151,334)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	The rate shown is the 7-day yield as of February 28, 2021.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
100	Short	S&P 500 E-Mini Index	March 2021	$19,190,766	$19,046,000	$144,766

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$170,584,480	$—	$—	$170,584,480
U.S. Government Treasuries	—	22,345,420	—	22,345,420
Options Purchased	—	2,193,905	—	2,193,905
Short-Term Investment Securities	2,976,942	—	—	2,976,942

Total Investments at Value	$173,561,422	$24,539,325	$—	$198,100,747

Other Financial Instruments:†
Futures Contracts	$144,766	$—	$—	$144,766

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.9%
Bermuda - 0.9%

Brilliance China Automotive Holdings, Ltd.	4,556,000	$4,088,180
Nine Dragons Paper Holdings, Ltd.	3,263,000	5,266,940

		9,355,120

Brazil - 3.0%

Banco do Brasil SA	1,447,842	7,246,702
Cyrela Brazil Realty SA Empreendimentos e Participacoes	624,580	2,763,924
Qualicorp Consultoria e Corretora de Seguros SA	535,143	3,016,518
Vale SA ADR	1,037,635	17,536,031

		30,563,175

Cayman Islands — 21.0%

Alibaba Group Holding, Ltd.†	2,030,744	60,845,478
Alibaba Group Holding, Ltd. ADR†	13,278	3,156,977
Chailease Holding Co., Ltd.	1,133,000	6,996,715
China Hongqiao Group, Ltd.	3,300,000	4,092,852
China Lesso Group Holdings, Ltd.	1,670,000	3,087,469
Country Garden Services Holdings Co., Ltd.	1,204,000	9,903,397
IGG, Inc.	2,261,000	3,375,562
JD.com, Inc., Class A†	389,348	18,070,803
Kingsoft Corp., Ltd.	467,000	3,275,313
Longfor Group Holdings, Ltd.*	1,195,500	7,089,970
Meituan, Class B†*	250,500	10,980,539
Minth Group, Ltd.	614,000	2,699,353
Tencent Holdings, Ltd.	848,700	72,489,831
Tianneng Power International, Ltd.#	1,028,000	1,988,023
Xinyi Solar Holdings, Ltd.	1,944,000	4,085,271
Zhongsheng Group Holdings, Ltd.	662,500	4,099,814

		216,237,367

China - 16.6%

Anhui Conch Cement Co., Ltd.	1,257,000	8,086,728
BOE Technology Group Co., Ltd., Class A	5,236,900	4,936,954
China Construction Bank Corp.	21,501,000	17,269,657
China National Accord Medicines Corp., Ltd., Class A	589,471	3,546,863
China Vanke Co., Ltd.	2,273,600	9,643,772
Dian Diagnostics Group Co., Ltd., Class A†	519,730	2,739,444
GF Securities Co., Ltd.	6,430,400	9,119,430
Haier Smart Home Co., Ltd.†	1,956,400	7,440,749
Hang Zhou Great Star Industrial Co., Ltd., Class A†	1,008,681	5,040,282
Hangzhou Robam Appliances Co., Ltd., Class A	877,818	5,136,458
Huatai Securities Co., Ltd.*	2,791,000	4,152,433
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	460,800	3,082,937
LONGi Green Energy Technology Co., Ltd., Class A	430,400	6,959,688
Midea Group Co., Ltd., Class A	661,049	9,524,836
PICC Property & Casualty Co., Ltd.	3,284,000	2,485,297
Poly Developments and Holdings Group Co., Ltd., Class A	3,555,074	8,551,989
Postal Savings Bank of China Co., Ltd.*	8,888,000	6,611,757
SAIC Motor Corp., Ltd., Class A	743,300	2,445,066
Sany Heavy Industry Co., Ltd., Class A	1,207,611	7,684,967
Shandong Weigao Group Medical Polymer Co., Ltd.	1,760,000	3,022,414
Suofeiya Home Collection Co., Ltd., Class A	1,699,267	8,885,641
TBEA Co., Ltd., Class A	1,895,400	3,559,010
Weichai Power Co., Ltd.	2,192,881	6,417,678
Weifu High-Technology Group Co., Ltd.	1,827,380	6,511,809
Xiamen C & D, Inc., Class A	1,773,698	2,278,900
Zhuzhou Kibing Group Co., Ltd., Class A	4,712,073	10,758,990
Zoomlion Heavy Industry Science and Technology Co., Ltd.	3,770,000	5,745,077

		171,638,826

Hong Kong - 0.7%

Lenovo Group, Ltd.	6,040,000	7,639,113

India - 6.8%

Bharat Electronics, Ltd.	2,754,854	5,122,825
HCL Technologies, Ltd.	929,786	11,526,639
HDFC Bank, Ltd. ADR†	160,647	12,713,604
Hero MotoCorp, Ltd.	95,328	4,174,532
Housing Development Finance Corp., Ltd.	474,887	16,413,765
Kotak Mahindra Bank, Ltd.†	216,549	5,278,980
Mindtree, Ltd.	225,047	4,885,435
Tech Mahindra, Ltd.	768,884	9,618,767

		69,734,547

Mexico - 0.8%

Grupo Mexico SAB de CV, Class B	1,632,569	7,739,506

Russia - 7.6%

Alrosa PJSC†	5,349,383	7,124,019
Inter RAO UES PJSC†	32,007,430	2,192,061
Lukoil PJSC ADR	182,556	13,600,422
Magnit PJSC GDR	361,265	4,902,366
Magnitogorsk Iron & Steel Works PJSC†	7,568,574	5,515,909
MMC Norilsk Nickel PJSC ADR#	401,934	12,616,708
Polyus PJSC GDR	46,415	4,349,086
Sberbank of Russia PJSC ADR	1,007,638	14,671,209
Severstal PAO GDR	315,004	5,622,821
Tatneft PJSC ADR#	185,864	7,640,869

		78,235,470

South Africa - 3.8%
African Rainbow Minerals, Ltd.	162,390	3,165,646
Anglo American Platinum, Ltd.	29,045	3,520,815
Exxaro Resources, Ltd.	250,571	2,833,388
Foschini Group, Ltd.†	489,058	3,394,034
Impala Platinum Holdings, Ltd.	547,005	8,895,598
Mr. Price Group, Ltd.	280,929	3,238,307
Naspers, Ltd., Class N	31,015	7,210,915
Vodacom Group, Ltd.	361,080	2,972,877
Woolworths Holdings, Ltd.	1,171,779	3,572,353

		38,803,933

South Korea - 15.9%

CJ CheilJedang Corp.	12,728	4,605,191
E-MART Inc.	33,694	5,068,345
GS Engineering & Construction Corp.	80,374	2,600,440
Hana Financial Group, Inc.	305,995	10,090,890
Hankook Tire & Technology Co., Ltd.	87,134	3,695,536
Kakao Corp.	20,505	8,906,489
Kia Motors Corp.	164,989	11,660,104
KIWOOM Securities Co., Ltd.	23,603	2,710,091
POSCO#	40,331	10,105,186
Samsung Electro-Mechanics Co., Ltd.	48,879	8,244,389
Samsung Electronics Co., Ltd.	597,974	43,909,973
Samsung Securities Co. Ltd.	122,362	3,980,713
Shinhan Financial Group Co., Ltd.	271,704	7,968,533
SK Hynix, Inc.	321,057	40,435,750

		163,981,630

Taiwan - 17.0%

ASE Technology Holding Co., Ltd.	1,043,000	3,875,792
AU Optronics Corp.†	9,118,000	6,187,244
Delta Electronics, Inc.	509,000	5,126,093
Fubon Financial Holding Co., Ltd.	7,015,000	12,567,938
Giant Manufacturing Co., Ltd.	274,000	2,764,348
Globalwafers Co., Ltd.	216,000	5,738,803
Lite-On Technology Corp.	1,253,000	2,672,227
Makalot Industrial Co., Ltd.	1,016,000	7,423,247
Micro-Star International Co., Ltd.	494,000	2,642,707
Nanya Technology Corp.	1,684,000	5,834,521
Nien Made Enterprise Co., Ltd.	219,000	3,066,511
Novatek Microelectronics Corp.	390,000	6,637,106
Radiant Opto-Electronics Corp.	677,000	2,904,641
Realtek Semiconductor Corp.	181,000	2,989,319
Simplo Technology Co., Ltd.†	197,000	2,648,829
TaiDoc Technology Corp.	503,000	3,548,676
Taiwan Semiconductor Manufacturing Co., Ltd.	2,621,000	57,026,335
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	186,282	23,460,355
United Microelectronics Corp.	4,123,000	8,023,215
Yuanta Financial Holding Co., Ltd.	13,561,520	10,346,730

		175,484,637

Thailand - 0.8%

Hana Microelectronics PCL†	1,798,400	2,998,825
Sri Trang Agro-Industry PCL†	3,091,700	5,540,130

		8,538,955

Turkey - 1.0%

Arcelik AS†	677,083	3,024,959
BIM Birlesik Magazalar AS	438,540	3,903,120
Ford Otomotiv Sanayi AS	161,567	3,809,254

		10,737,333

United Kingdom - 1.2%

Anglo American PLC	312,573	12,073,592

United States - 0.8%

MercadoLibre, Inc.†	5,020	8,223,312

Total Long-Term Investment Securities
(cost $768,924,732)		1,008,986,516

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(1)(2)
(cost $1,400,090)	1,400,090	1,400,090

TOTAL INVESTMENTS
(cost $770,324,822)	98.0%	1,010,386,606
Other assets less liabilities	2.0	20,893,611

NET ASSETS	100.0%	$1,031,280,217

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $28,834,699 representing 2.8% of net assets.

#	The security or a portion thereof is out on loan.
(1)

At February 28, 2021, the Fund had loaned securities with a total value of $9,744,380. This was secured by collateral of $1,400,090, which was received in cash and subsequently invested in short-term investments currently valued at $1,400,090 as reported in the Portfolio of Investments. Additional collateral of $9,347,840 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
United States Treasury Notes/Bonds	0.13% to 6.25%	05/31/2022 to 08/15/2049	9,347,840

(2)	The rate shown is the 7-day yield as of February 28, 2021.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
92	Long	MSCI Emerging Markets Index	March 2021	$6,197,000	$6,155,260	$(41,740)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Semiconductor Components-Integrated Circuits	10.1%
E-Commerce/Products	9.0
Electronic Components-Semiconductors	8.5
Internet Content-Information/News	7.7
Banks-Commercial	6.4
Diversified Financial Services	3.2
Real Estate Operations & Development	2.7
Appliances	2.4
Metal-Diversified	2.4
Electronic Components-Misc.	2.2
Steel-Producers	2.1
Oil Companies-Integrated	2.1
Auto-Cars/Light Trucks	2.0
Metal-Iron	1.7
Finance-Mortgage Loan/Banker	1.6
Machinery-Construction & Mining	1.4
Investment Management/Advisor Services	1.3
Food-Retail	1.3
Platinum	1.2
Applications Software	1.1
Energy-Alternate Sources	1.1
Building Products-Doors & Windows	1.0
Real Estate Management/Services	1.0
Communications Software	0.9
Auto/Truck Parts & Equipment-Original	0.9
Internet Content-Entertainment	0.9
Home Furnishings	0.9
E-Commerce/Services	0.8
Building Products-Cement	0.8
Non-Ferrous Metals	0.8
Computers	0.7
Apparel Manufacturers	0.7
Diversified Minerals	0.7
Diamonds/Precious Stones	0.7
Finance-Leasing Companies	0.7
Finance-Investment Banker/Broker	0.7
Entertainment Software	0.6
Banks-Money Center	0.6
Auto/Truck Parts & Equipment-Replacement	0.6
Semiconductor Equipment	0.5
Circuit Boards	0.5
Rubber/Plastic Products	0.5
Paper & Related Products	0.5
Power Converter/Supply Equipment	0.5
Aerospace/Defense-Equipment	0.5
Retail-Discount	0.5
Tools-Hand Held	0.5
Computers-Periphery Equipment	0.5
Computer Services	0.5
Food-Misc./Diversified	0.4
Gold Mining	0.4
Motorcycle/Motor Scooter	0.4
Retail-Automobile	0.4
Rubber-Tires	0.4
Wire & Cable Products	0.4
Medical Instruments	0.3
Medical-Drugs	0.3
Retail-Apparel/Shoe	0.3
Retail-Misc./Diversified	0.3
Building & Construction Products-Misc.	0.3
Food-Dairy Products	0.3
Home Decoration Products	0.3
Disposable Medical Products	0.3
Consulting Services	0.3
Cellular Telecom	0.3
Coal	0.3
Bicycle Manufacturing	0.3
Diagnostic Kits	0.3
Audio/Video Products	0.3
Building & Construction-Misc.	0.2
Insurance-Property/Casualty	0.2
Transport-Services	0.2
Electric-Generation	0.2
Registered Investment Companies	0.1

98.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$63,403,481	$14,831,989	$—	$78,235,470
Other Countries	930,751,046	—	—	930,751,046
Short-Term Investment Securities	1,400,090	—	—	1,400,090

Total Investments at Value	$995,554,617	$14,831,989	$—	$1,010,386,606

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$41,740	$—	$—	$41,740

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.6%
Australia - 4.1%

BGP Holdings PLC†(1)	479,213	$0
Goodman Group	415,424	5,293,369
Ingenia Communities Group#	1,328,445	4,967,755
Mirvac Group	1,411,170	2,421,389
NEXTDC, Ltd.†	264,682	2,280,986

		14,963,499

Belgium - 0.8%

Warehouses De Pauw CVA	86,640	2,962,537

Bermuda - 1.4%

Shangri-La Asia, Ltd.†	4,982,000	5,099,895

Canada - 3.3%

Allied Properties Real Estate Investment Trust	107,909	3,252,703
Canadian Apartment Properties REIT	93,464	3,748,548
Chartwell Retirement Residences	168,074	1,446,181
Summit Industrial Income REIT	340,358	3,615,936

		12,063,368

Cayman Islands - 2.5%

CK Asset Holdings, Ltd.	1,101,500	6,468,594
GDS Holdings, Ltd. ADR†	26,029	2,659,122

		9,127,716

France - 2.6%

Gecina SA	40,368	5,586,582
Klepierre SA	158,853	3,747,035

		9,333,617

Germany - 6.6%

Alstria Office REIT-AG	282,369	4,694,743
Deutsche Wohnen AG	58,204	2,735,305
Instone Real Estate Group AG†*	35,651	985,037
Vonovia SE	244,393	15,551,577

		23,966,662

Hong Kong - 4.1%

Link REIT	612,200	5,777,519
Sun Hung Kai Properties, Ltd.	233,004	3,742,988
Swire Properties, Ltd.	1,626,000	5,230,318

		14,750,825

Ireland - 0.3%

Dalata Hotel Group PLC†	243,561	1,223,963

Japan - 13.8%

Comforia Residential REIT, Inc.†	945	2,810,310
ESCON Japan Reit Investment Corp.	2,268	2,687,259
GLP J-REIT#	2,952	4,779,917
Keihanshin Building Co., Ltd.	183,600	2,623,226
Kyoritsu Maintenance Co., Ltd.#	80,700	2,941,221
Mitsubishi Estate Co., Ltd.	566,500	9,768,066
Mitsui Fudosan Co., Ltd.	211,700	4,766,452
Mitsui Fudosan Logistics Park, Inc.	821	3,997,364
Nippon Prologis REIT, Inc.	681	2,082,706
Open House Co., Ltd.	31,600	1,209,513
Sankei Real Estate, Inc.#	2,084	2,154,480
Sumitomo Realty & Development Co., Ltd.	145,300	5,002,589
United Urban Investment Corp.	4,012	5,502,645

		50,325,748

Singapore - 2.7%

Ascendas India Trust	2,599,000	2,923,729
CapitaLand, Ltd.	1,061,320	2,531,122
Keppel DC REIT	1,282,200	2,625,173
Mapletree Industrial Trust	968,100	1,931,263

		10,011,287

Spain - 1.2%

Cellnex Telecom SA*	32,622	1,773,172
Merlin Properties Socimi SA	236,859	2,453,442

		4,226,614

Sweden - 1.5%

Castellum AB	232,258	5,418,684

Switzerland - 1.2%

PSP Swiss Property AG	36,374	4,334,570

United Kingdom - 7.1%

Big Yellow Group PLC	242,318	3,831,731
Capital & Counties Properties PLC	651,773	1,540,961
Derwent London PLC	73,479	3,388,478
Segro PLC	502,010	6,363,145
Tritax Big Box REIT PLC	1,086,103	2,725,199
Tritax EuroBox PLC*	1,921,512	2,787,878
UNITE Group PLC†	387,587	5,243,266

		25,880,658

United States - 45.4%

Alexandria Real Estate Equities, Inc.	17,138	2,736,767
American Homes 4 Rent, Class A	11,191	348,488
American Tower Corp.	64,398	13,918,340
Apple Hospitality REIT, Inc.	157,147	2,239,345
AvalonBay Communities, Inc.	34,760	6,109,070
Boston Properties, Inc.	22,661	2,246,385
Brandywine Realty Trust	90,401	1,105,604
Brixmor Property Group, Inc.	138,679	2,729,203
Camden Property Trust	12,679	1,320,518
Columbia Property Trust, Inc.	92,007	1,299,139
CoreSite Realty Corp.	16,276	1,980,952
Crown Castle International Corp.	67,270	10,477,302
CubeSmart	43,238	1,598,076
CyrusOne, Inc.	35,160	2,307,551
DiamondRock Hospitality Co.†	180,237	1,823,998
Digital Realty Trust, Inc.	16,567	2,232,072
Duke Realty Corp.	133,390	5,235,558
Equinix, Inc.	7,452	4,831,430
Equity Residential	45,109	2,950,580
Essential Properties Realty Trust, Inc.	57,276	1,328,803
Extra Space Storage, Inc.	38,370	4,823,109
Highwoods Properties, Inc.	42,542	1,699,978
Host Hotels & Resorts, Inc.	124,162	2,059,848
Invitation Homes, Inc.	209,700	6,110,658
JBG SMITH Properties	44,855	1,424,146
Kilroy Realty Corp.	21,723	1,378,542
Life Storage, Inc.	30,542	2,562,474
Mid-America Apartment Communities, Inc.	18,501	2,492,640
National Retail Properties, Inc.	25,274	1,108,012
NETSTREIT Corp.	20,619	362,276
Omega Healthcare Investors, Inc.	94,787	3,520,389
Prologis, Inc.	98,259	9,734,519
Public Storage	9,124	2,134,469
QTS Realty Trust, Inc., Class A#	28,550	1,773,526
Realty Income Corp.	21,819	1,314,813
Regency Centers Corp.	60,868	3,334,349
Retail Opportunity Investments Corp.	57,942	916,063

Rexford Industrial Realty, Inc.	89,606	4,275,998
RLJ Lodging Trust	113,833	1,787,178
SBA Communications Corp.	14,308	3,650,400
Simon Property Group, Inc.	44,434	5,017,487
SITE Centers Corp.	146,811	1,958,459
Sun Communities, Inc.	10,853	1,649,113
Sunstone Hotel Investors, Inc.	153,883	2,032,794
UDR, Inc.	181,567	7,475,113
Urban Edge Properties	110,257	1,819,241
Ventas, Inc.	62,289	3,295,088
VEREIT, Inc.	44,297	1,727,583
Vornado Realty Trust	41,291	1,773,036
Welltower, Inc.	99,240	6,738,396
Weyerhaeuser Co.	142,451	4,824,815
Xenia Hotels & Resorts, Inc.	73,297	1,463,741

		165,057,434

Total Common Stocks
(cost $328,942,675)		358,747,077

RIGHTS - 0.0%

Tritax EuroBox PLC Expires 03/05/2021
(cost $0)	384,302	2,677

Total Long-Term Investment Securities
(cost $328,942,675)		358,749,754

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Registered Investment Companies - 2.0%

State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(2)	3,528,876	3,528,876
State Street Navigator Securities Lending Government Money Market Portfolio 0.05% (2)(3)	3,930,513	3,930,513

Total Short-Term Investment Securities
(cost $7,459,389)		7,459,389

TOTAL INVESTMENTS —
(cost $336,402,064)	100.6%	366,209,143
Liabilities in excess of other assets	(0.6)	(2,347,719)

NET ASSETS	100.0%	$363,861,424

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $5,546,087 representing 1.5% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of February 28, 2021.
(3)

At February 28, 2021, the Fund had loaned securities with a total value of $9,238,005. This was secured by collateral of $3,930,513, which was received in cash and subsequently invested in short-term investments currently valued at $3,930,513 as reported in the Portfolio of Investments. Additional collateral of $5,771,972 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
United States Cash Management Bills	0.00%	06/01/2021 to 06/01/2021	$19,855
United States Treasury Bills	0.00%	04/08/2021 to 12/30/2021	358,906
United States Treasury Notes/Bonds	0.07% to 8.13%	03/15/2021 to 11/15/2050	5,393,211

ADR	- American Depositary Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
Real Estate Investment Trusts	72.9%
Real Estate Operations & Development	13.4
Real Estate Management/Services	7.7
Hotels/Motels	2.5
Registered Investment Companies	2.0
Telecom Services	1.3
Building-Heavy Construction	0.5
Building-Residential/Commercial	0.3

100.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$14,963,499	$—	$0	$14,963,499
Other Countries	343,783,578	—	—	343,783,578
Rights	—	2,677	—	2,677
Short-Term Investment Securities	7,459,389	—	—	7,459,389

Total Investments at Value	$366,206,466	$2,677	$0	$366,209,143

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount(3)	Value (Note 1)
COMMON STOCKS - 65.1%
Australia - 2.8%

AGL Energy, Ltd.#	10,502	$75,717
Aurizon Holdings, Ltd.	31,402	92,058
BHP Group, Ltd.	50,598	1,912,760
Brambles, Ltd.	23,776	181,115
CIMIC Group, Ltd.†#	1,492	24,441
Coca-Cola Amatil, Ltd.	7,528	77,560
Coles Group, Ltd.#	20,226	238,579
CSL, Ltd.	7,417	1,498,603
Evolution Mining, Ltd.	21,921	70,842
Fortescue Metals Group, Ltd.	45,959	852,605
Magellan Financial Group, Ltd.	1,944	64,978
Medibank Private, Ltd.	48,894	104,212
Newcrest Mining, Ltd.	9,655	183,052
Northern Star Resources, Ltd.#	8,936	70,202
REA Group, Ltd.#	892	93,893
Rio Tinto, Ltd.	7,833	766,587
Sonic Healthcare, Ltd.	6,478	158,158
Telstra Corp., Ltd.	69,631	165,019
Washington H. Soul Pattinson & Co., Ltd.#	764	17,565
Wesfarmers, Ltd.	20,294	768,893
Woolworths Group, Ltd.	19,208	582,316

		7,999,155

Austria - 0.0%

OMV AG	1,020	49,055

Belgium - 0.0%

Colruyt SA	943	56,479
Proximus SADP	2,609	50,996

		107,475

Bermuda - 0.1%

Brilliance China Automotive Holdings, Ltd.	38,000	34,098
Hopson Development Holdings, Ltd.	8,000	26,249
Invesco, Ltd.	5,333	119,566
Jardine Matheson Holdings, Ltd.	3,100	162,192
Nine Dragons Paper Holdings, Ltd.	25,000	40,353
Shenzhen International Holdings, Ltd.	9,000	14,899

		397,357

Brazil - 0.5%

AMBEV SA	57,500	143,847
BB Seguridade Participacoes SA	15,200	68,973
Cia Paranaense de Energia, Class B (Preference Shares)	1,100	11,498
Engie Brasil Energia SA	3,200	23,497
Hypera SA	4,900	28,661
Itausa SA (Preference Shares)	72,900	129,431
Telefonica Brasil SA	7,900	62,025
TIM SA	12,000	27,408
Vale SA	49,700	838,236

		1,333,576

Canada - 1.6%

Algonquin Power & Utilities Corp.	6,400	99,123
Alimentation Couche-Tard, Inc., Class B	5,700	171,322
B2Gold Corp.	13,700	59,640
BCE, Inc.	2,200	94,096
Canadian Apartment Properties REIT	900	36,096
Canadian National Railway Co.	10,200	1,113,376
CGI, Inc.†	2,900	216,486
CI Financial Corp.	3,200	44,809
Constellation Software, Inc.	400	517,907
Dollarama, Inc.	2,300	87,529
Empire Co., Ltd., Class A	2,400	66,704
Franco-Nevada Corp.	2,700	289,095
Hydro One, Ltd.*	4,300	91,298
IGM Financial, Inc.#	1,200	32,739
Keyera Corp.#	2,800	54,279
Kirkland Lake Gold, Ltd.	4,600	150,442
Magna International, Inc.	4,700	395,877
Metro, Inc.	3,900	162,117
Power Corp. of Canada	7,645	184,307
Quebecor, Inc., Class B	2,500	64,631
RioCan Real Estate Investment Trust	2,600	38,736
Rogers Communications, Inc., Class B	4,800	207,940
Saputo, Inc.	3,200	90,121
Shaw Communications, Inc., Class B#	5,400	93,989
TELUS Corp. (Non Voting Shares)#	5,800	116,232
Topicus.com, Inc.†	743	38,569
Wheaton Precious Metals Corp.	5,400	193,154

		4,710,614

Cayman Islands - 0.8%

China Conch Venture Holdings, Ltd.	25,000	111,198
China Feihe, Ltd.*	12,000	32,876
China Hongqiao Group, Ltd.	17,500	21,705
China Lesso Group Holdings, Ltd.	15,000	27,732
China Medical System Holdings, Ltd.	24,000	37,502
China Overseas Property Holdings, Ltd.	20,000	13,176
China Resources Cement Holdings, Ltd.	46,000	54,798
CK Asset Holdings, Ltd.	31,000	182,048
CK Hutchison Holdings, Ltd.	19,500	147,323
Country Garden Services Holdings Co., Ltd.	21,000	172,734
Dali Foods Group Co., Ltd.*	35,000	21,298
GSX Techedu, Inc. ADR†#	821	84,440
Haitian International Holdings, Ltd.	6,000	20,615
Kingboard Holdings, Ltd.	9,500	43,847
Kingboard Laminates Holdings, Ltd.	16,000	27,311
Lee & Man Paper Manufacturing, Ltd.	22,000	20,393
Longfor Group Holdings, Ltd.*	26,000	154,194
NetEase, Inc. ADR	4,120	452,582
Seazen Group, Ltd.	24,000	29,085
Vipshop Holdings, Ltd. ADR†	3,205	119,611
Want Want China Holdings, Ltd.	36,000	25,991
WH Group, Ltd.*	70,500	63,261
Wharf Real Estate Investment Co., Ltd.	12,000	71,708
Xinyi Glass Holdings, Ltd.	16,000	44,763
Yadea Group Holdings, Ltd.*	10,000	21,763
Yihai International Holding, Ltd.	6,000	82,151
Zhen Ding Technology Holding, Ltd.	7,000	30,159
ZTO Express Cayman, Inc. ADR	4,000	134,960

		2,249,224

Chile - 0.1%

Cia Cervecerias Unidas SA	2,082	17,961
Colbun SA	118,429	22,119
Embotelladora Andina SA, Class B (Preference Shares)	2,445	6,611
Enel Americas SA	439,152	66,823
Enel Chile SA†	419,295	30,988

		144,502

China - 1.8%

A-Living Smart City Services Co., Ltd.*	4,000	16,760
Agricultural Bank of China, Ltd.	455,000	165,424
Agricultural Bank of China, Ltd., Class A	59,400	29,976
Anhui Conch Cement Co., Ltd.	23,500	151,184
Anhui Conch Cement Co., Ltd., Class A	4,300	35,505
Anhui Kouzi Distillery Co., Ltd., Class A	200	1,779
Apeloa Pharmaceutical Co., Ltd., Class A	300	1,168
Autobio Diagnostics Co., Ltd., Class A	100	1,902
Bank of Beijing Co., Ltd., Class A	15,900	11,740
Bank of Chengdu Co., Ltd., Class A	1,400	2,384
Bank of China, Ltd.	1,366,000	479,023
Bank of China, Ltd., Class A	29,000	14,545
Bank of Communications Co., Ltd.	147,000	83,010
Bank of Communications Co., Ltd., Class A	32,000	22,638
Bank of Hangzhou Co., Ltd.	4,300	10,663
Bank of Nanjing Co., Ltd., Class A	6,500	8,855
Baoshan Iron & Steel Co., Ltd., Class A	14,500	16,879
Beijing Kunlun Tech Co., Ltd., Class A	500	1,796
By-health Co., Ltd., Class A	500	1,690
C&S Paper Co., Ltd., Class A	400	1,321
Chaozhou Three-Circle Group Co., Ltd., Class A	1,000	5,789
China Cinda Asset Management Co., Ltd.	141,000	27,995
China CITIC Bank Corp., Ltd.	160,000	75,498
China Construction Bank Corp.	1,357,000	1,089,946
China Construction Bank Corp., Class A	5,800	6,518
China Everbright Bank Co., Ltd.	49,000	21,226
China Everbright Bank Co., Ltd., Class A	29,900	18,977
China Minsheng Banking Corp., Ltd.	106,500	63,572
China Minsheng Banking Corp., Ltd., Class A	29,200	23,414
China National Building Material Co., Ltd.	44,000	66,711
China Pacific Insurance Group Co., Ltd.	28,200	129,612
China Pacific Insurance Group Co., Ltd., Class A	3,609	24,688
China Petroleum & Chemical Corp., Class A†	19,300	13,474
China Railway Group, Ltd.	40,000	21,144
China Shenhua Energy Co., Ltd.	66,500	126,374
China Shenhua Energy Co., Ltd., Class A	4,900	13,464
China South Publishing & Media Group Co., Ltd., Class A	1,000	1,537
China Yangtze Power Co., Ltd., Class A	16,600	50,751
Chongqing Brewery Co., Ltd., Class A	600	11,214
Chongqing Rural Commercial Bank Co., Ltd.	36,000	15,873
Da An Gene Co., Ltd. Of Sun Yat-Sen University, Class A	740	3,890
Daqin Railway Co., Ltd., Class A	14,200	14,354
DaShenLin Pharmaceutical Group Co., Ltd., Class A	400	5,329
Dongfeng Motor Group Co., Ltd.	48,000	44,185
East Money Information Co., Ltd., Class A	5,200	24,455
Focus Media Information Technology Co., Ltd., Class A	10,900	18,476
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,660	71,112
Fujian Sunner Development Co., Ltd., Class A	1,500	6,687
Fuyao Glass Industry Group Co., Ltd.*	7,200	44,185
Fuyao Glass Industry Group Co., Ltd., Class A	1,500	10,995
Great Wall Motor Co., Ltd.#	29,500	85,764
Greenland Holdings Corp., Ltd.	4,800	4,183
Guangdong Haid Group Co., Ltd., Class A	1,100	13,537
Guangdong Kinlong Hardware Products Co., Ltd., Class A	300	7,077
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	400	2,752
Guangzhou R&F Properties Co., Ltd.	12,400	16,562
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	600	11,827
Guangzhou Wondfo Biotech Co., Ltd., Class A	400	4,582
Hangzhou Robam Appliances Co., Ltd., Class A	600	3,511
Hefei Meiya Optoelectronic Technology, Inc., Class A	400	2,328
Heilongjiang Agriculture Co., Ltd., Class A	1,300	3,367
Henan Shuanghui Investment & Development Co., Ltd., Class A	2,700	19,243
Hithink RoyalFlush Information Network Co., Ltd., Class A	500	10,417
Hualan Biological Engineering, Inc., Class A	1,600	10,596
Huaxia Bank Co., Ltd., Class A	5,400	5,216
Huaxin Cement Co., Ltd., Class A	1,300	4,506
Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	700	2,151
Hunan Valin Steel Co., Ltd., Class A	4,800	4,339

Industrial & Commercial Bank of China, Ltd.	866,000	564,944
Industrial & Commercial Bank of China, Ltd., Class A	34,100	28,346
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	5,900	5,434
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,000	26,762
Intco Medical Technology Co., Ltd., Class A	300	9,887
Jafron Biomedical Co., Ltd., Class A	800	9,720
Jason Furniture Hangzhou Co., Ltd., Class A	400	4,659
Jiangsu Expressway Co., Ltd.	20,000	23,232
Jiangsu Hengli Hydraulic Co., Ltd., Class A	700	10,294
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,100	32,183
Jiangsu Yangnong Chemical Co., Ltd., Class A	300	6,225
Jiangsu Zhongtian Technology Co., Ltd., Class A	1,300	2,087
Jiangxi Zhengbang Technology Co., Ltd., Class A	1,800	4,614
Juewei Food Co., Ltd., Class A	500	6,721
Kweichow Moutai Co., Ltd., Class A	1,300	427,185
Lomon Billions Group Co., Ltd., Class A	1,100	6,876
LONGi Green Energy Technology Co., Ltd., Class A	1,700	27,489
Luenmei Quantum Co., Ltd., Class A	600	920
Luzhou Laojiao Co., Ltd., Class A	1,300	47,333
Muyuan Foods Co., Ltd.	2,870	50,603
NanJi E-Commerce Co., Ltd., Class A	1,800	2,948
New Hope Liuhe Co., Ltd., Class A	2,800	10,433
Offcn Education Technology Co., Ltd., Class A	1,200	6,052
Ovctek China, Inc., Class A	600	8,657
People’s Insurance Co. Group of China, Ltd.	60,000	18,643
Perfect World Co., Ltd., Class A	1,300	4,749
PICC Property & Casualty Co., Ltd.	50,000	37,839
Postal Savings Bank of China Co., Ltd.*	124,000	92,243
RiseSun Real Estate Development Co., Ltd., Class A	3,100	3,186
SAIC Motor Corp., Ltd., Class A	5,400	17,763
Seazen Holdings Co., Ltd., Class A	1,800	14,197
Shaanxi Coal Industry Co., Ltd., Class A	7,100	11,782
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	1,000	3,430
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	1,400	9,226
Shandong Sun Paper Industry JSC, Ltd., Class A	1,700	4,645
Shanghai M&G Stationery, Inc., Class A	700	8,414
Shanghai Pharmaceuticals Holding Co., Ltd.	5,300	9,717
Shanghai Pudong Development Bank Co., Ltd., Class A	17,700	28,879
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	2,500	2,217
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	400	19,387
Shengyi Technology Co., Ltd., Class A	1,000	3,789
Shenzhen Goodix Technology Co., Ltd., Class A	400	8,552
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	800	51,765
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	500	2,992
Sichuan Chuantou Energy Co., Ltd., Class A	2,900	4,817
Sichuan Swellfun Co., Ltd., Class A	400	4,333
Suofeiya Home Collection Co., Ltd., Class A	300	1,569
Tangshan Jidong Cement Co., Ltd., Class A	500	1,169
Toly Bread Co., Ltd., Class A	500	4,328
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	900	1,707
Tongkun Group Co., Ltd., Class A	700	2,775
Topchoice Medical Corp., Class A†	300	12,307
Wanhua Chemical Group Co., Ltd.†	2,600	52,644
Weifu High-Technology Group Co., Ltd.	700	2,494
Weihai Guangwei Composites Co., Ltd., Class A	400	4,507
Wens Foodstuffs Group Co., Ltd., Class A	6,400	18,001
Wuchan Zhongda Group Co., Ltd., Class A	2,100	1,518
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	2,000	8,715
Wuliangye Yibin Co., Ltd., Class A	3,000	130,031
Xiamen C & D, Inc., Class A	1,700	2,184
Yanzhou Coal Mining Co., Ltd.	22,000	20,393
Yanzhou Coal Mining Co., Ltd., Class A	1,000	1,492
Yealink Network Technology Corp., Ltd., Class A	700	8,206
Yunda Holding Co., Ltd., Class A	1,990	5,172
Zhejiang Expressway Co., Ltd.	18,000	15,711
Zhejiang Longsheng Group Co., Ltd., Class A	1,400	3,585
Zhejiang NHU Co., Ltd., Class A	1,500	10,068
Zhejiang Semir Garment Co., Ltd., Class A	1,400	2,000
Zhejiang Supor Co., Ltd., Class A	500	5,828
Zhejiang Weixing New Building Materials Co., Ltd., Class A	1,100	3,162
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	200	2,327
Zhengzhou Yutong Bus Co., Ltd., Class A†	1,000	2,350

		5,332,057

Colombia - 0.0%

Ecopetrol SA	75,622	46,655

Denmark - 1.0%

Coloplast A/S, Class B	2,516	383,246
Novo Nordisk A/S, Class B	27,436	1,949,571
Novozymes A/S, Class B	2,268	140,131
Pandora A/S	2,237	217,631
Tryg A/S	1,640	51,623

		2,742,202

Egypt - 0.0%

Eastern Co. SAE	21,478	19,563
ElSwedy Electric Co.	14,419	8,559

		28,122

Finland - 0.3%

Elisa Oyj	2,320	138,140
Kone Oyj, Class B	3,808	303,608
Orion Oyj, Class B	1,851	75,866
UPM-Kymmene Oyj	5,471	208,593

		726,207

France - 0.3%

BioMerieux	415	52,676
Hermes International	494	550,260
Ipsen SA	258	21,993
Klepierre SA	1,356	31,985
Sartorius Stedim Biotech	314	137,146

		794,060

Germany - 0.1%

Fuchs Petrolub SE (Preference Shares)	769	42,068
HelloFresh SE†	1,167	90,819
HOCHTIEF AG	313	27,889
Porsche Automobil Holding SE (Preference Shares)	2,278	182,447
Rational AG	42	35,929

		379,152

Greece - 0.0%

Hellenic Telecommunications Organization SA	2,601	39,981
JUMBO SA	1,522	25,011

		64,992

Hong Kong - 0.3%

Beijing Enterprises Holdings, Ltd.	4,500	15,577
China Merchants Port Holdings Co., Ltd.	18,000	26,223
China Resources Power Holdings Co., Ltd.	18,000	20,956
China Taiping Insurance Holdings Co., Ltd.	17,000	36,646
Far East Horizon, Ltd.#	23,000	24,730
Galaxy Entertainment Group, Ltd.	30,000	274,223
Guangdong Investment, Ltd.	42,000	75,158
Power Assets Holdings, Ltd.	20,500	113,912
Shenzhen Investment, Ltd.	22,000	7,913
Sino Land Co., Ltd.	44,000	66,598
Sinotruk Hong Kong, Ltd.	8,000	25,527
Sun Hung Kai Properties, Ltd.	10,000	160,641
Wharf Holdings, Ltd.	16,000	37,749
Yuexiu Property Co., Ltd.	94,000	20,845

		906,698

India - 1.2%

Asian Paints, Ltd.	4,109	127,377
Bajaj Auto, Ltd.	1,201	61,842
Britannia Industries, Ltd.	1,296	59,265
Coal India, Ltd.	26,252	54,229
Colgate-Palmolive India, Ltd.	1,575	33,650
Container Corp. Of India, Ltd.	1,896	14,216
Dabur India, Ltd.	7,574	51,740
Eicher Motors, Ltd.	1,921	64,831
GAIL India, Ltd.	26,622	51,244
HCL Technologies, Ltd.	16,427	203,647
HDFC Asset Management Co., Ltd.*	767	30,426
Hero MotoCorp, Ltd.	1,756	76,897
Hindustan Petroleum Corp., Ltd.	10,970	36,261
Hindustan Unilever, Ltd.	14,687	425,270
Indraprastha Gas, Ltd.	2,780	18,545
Indus Towers, Ltd.	5,656	19,835
Infosys, Ltd.	54,740	932,632
Ipca Laboratories, Ltd.	483	12,140
ITC, Ltd.	53,533	148,357
Larsen & Toubro Infotech, Ltd.*	383	18,784
Marico, Ltd.	7,818	42,029
Nestle India, Ltd.	508	111,119
Oil & Natural Gas Corp., Ltd.	38,544	58,457
Page Industries, Ltd.	80	30,697
Petronet LNG, Ltd.	9,865	34,622
Pidilite Industries, Ltd.	1,973	45,518
REC, Ltd.	10,397	19,136
Tata Consultancy Services, Ltd.	16,414	648,619
Tech Mahindra, Ltd.	7,726	96,653

		3,528,038

Indonesia - 0.2%

Adaro Energy Tbk PT	229,600	19,026
Gudang Garam Tbk PT†	6,900	17,686
Indofood CBP Sukses Makmur Tbk PT	34,800	20,956
Indofood Sukses Makmur Tbk PT	48,500	20,606
Kalbe Farma Tbk PT	238,800	24,651
Telekomunikasi Indonesia Persero Tbk PT	815,600	199,891
Unilever Indonesia Tbk PT	147,000	72,261
United Tractors Tbk PT	28,000	44,340

		419,417

Ireland - 0.8%

Accenture PLC, Class A	7,600	1,906,840
Jazz Pharmaceuticals PLC†	800	134,432
Seagate Technology PLC	4,700	344,181

		2,385,453

Israel - 0.1%

Azrieli Group, Ltd.	529	31,836
Check Point Software Technologies, Ltd.†	1,843	203,172
ICL Group, Ltd.	9,322	53,819

		288,827

Italy - 0.5%

DiaSorin SpA	363	71,128
Enel SpA	101,349	959,185
Moncler SpA†	2,889	178,818
Recordati Industria Chimica e Farmaceutica SpA	1,578	80,232
Telecom Italia SpA	59,545	31,913

		1,321,276

Japan - 4.2%

ABC-Mart, Inc.#	300	17,055
Advantest Corp.	2,400	197,007
Aeon Mall Co., Ltd.#	1,000	16,811
Astellas Pharma, Inc.	27,800	436,580
Azbil Corp.	700	29,715
Bandai Namco Holdings, Inc.	2,700	206,360
Bridgestone Corp.	8,100	316,188
Brother Industries, Ltd.	1,300	25,526
Calbee, Inc.	500	13,134
Capcom Co., Ltd.	700	42,554
Chugai Pharmaceutical Co., Ltd.	8,500	379,807
Cosmos Pharmaceutical Corp.	400	57,226
Daito Trust Construction Co., Ltd.	1,400	155,110
Hitachi, Ltd.	10,200	466,581
Hoya Corp.	6,100	692,434
Hulic Co., Ltd.	4,300	47,923
Iida Group Holdings Co., Ltd.	2,100	47,518
ITOCHU Corp.#	22,000	653,839
Japan Post Bank Co., Ltd.#	5,400	51,368
Japan Tobacco, Inc.	20,500	370,210
Kajima Corp.	3,700	47,137
Kakaku.com, Inc.	2,700	85,614
Kao Corp.	6,500	435,630
KDDI Corp.	30,500	941,367
Koei Tecmo Holdings Co, Ltd.	500	28,097
Lasertec Corp.†	700	85,173
M3, Inc.	3,100	245,016
MEIJI Holdings Co., Ltd.	1,000	63,418
Mitsubishi Gas Chemical Co., Inc.	2,300	53,489
MonotaRO Co., Ltd.	1,600	91,862
MS&AD Insurance Group Holdings, Inc.	4,500	126,648
Murata Manufacturing Co., Ltd.	4,100	349,286
Nexon Co., Ltd.	7,600	239,561
Nihon M&A Center, Inc.	1,400	76,308
Nintendo Co., Ltd.	1,400	850,415
Nippon Telegraph & Telephone Corp.	22,700	587,332
Nitori Holdings Co., Ltd.	1,000	186,453
Nitto Denko Corp.	1,200	102,331
Nomura Research Institute, Ltd.	2,600	80,735
Obayashi Corp.	8,900	76,230
OBIC Co., Ltd.	800	134,941
Ono Pharmaceutical Co., Ltd.	2,600	69,857
Oracle Corp. Japan	700	70,923
Pigeon Corp.	1,000	36,118
Sekisui House, Ltd.	9,800	183,598
SG Holdings Co., Ltd.	2,400	55,117
Shimamura Co., Ltd.#	200	19,907
Shimano, Inc.	600	134,021
Shimizu Corp.	4,100	30,963
Shionogi & Co., Ltd.	4,300	218,358
SoftBank Corp.#	38,700	523,164
Sumitomo Mitsui Financial Group, Inc.	9,000	315,944
Sundrug Co., Ltd.	800	30,020
Taisei Corp.	1,500	52,840
Tokyo Electron, Ltd.	2,500	1,021,389
Tosoh Corp.	4,300	78,662
Toyo Suisan Kaisha, Ltd.	700	29,814
Tsuruha Holdings, Inc.	400	51,447
USS Co., Ltd.	2,400	45,571
Welcia Holdings Co., Ltd.#	1,100	35,138
ZOZO, Inc.	2,300	71,851

		12,184,691

Jersey - 0.1%

Ferguson PLC	2,677	314,480
Polymetal International PLC#	4,025	79,712

		394,192

Malaysia - 0.1%

AMMB Holdings Bhd	12,400	9,681
DiGi.Com Bhd	54,900	50,186
Fraser & Neave Holdings Bhd	2,000	15,447
Hartalega Holdings Bhd	28,000	69,178
Kossan Rubber Industries	10,000	9,759
Nestle Malaysia Bhd	1,400	47,699
Petronas Dagangan Bhd	3,200	15,812
Petronas Gas Bhd	12,000	48,623
Supermax Corp. Bhd	13,793	16,494
Top Glove Corp. Bhd	68,100	88,164
Westports Holdings Bhd	13,600	13,709

		384,752

Mexico - 0.2%

Fibra Uno Administracion SA de CV	44,500	50,539
Grupo Mexico SAB de CV, Class B	30,400	144,117
Kimberly-Clark de Mexico SAB de CV, Class A	25,800	41,337
Megacable Holdings SAB de CV	4,600	15,886
Wal-Mart de Mexico SAB de CV	79,100	225,114

		476,993

Netherlands - 0.7%

Adyen NV*†	125	288,969
Ferrari NV	1,709	333,012
Koninklijke Ahold Delhaize NV	16,834	443,594
Koninklijke KPN NV	24,893	81,334

Koninklijke Vopak NV	719	34,275
LyondellBasell Industries NV, Class A	4,503	464,214
NN Group NV	3,259	150,208
Stellantis NV†	16,367	265,092

		2,060,698

New Zealand - 0.1%

a2 Milk Co., Ltd.†#	9,218	64,540
Fisher & Paykel Healthcare Corp., Ltd.	11,100	234,594
Spark New Zealand, Ltd.	35,660	118,266

		417,400

Norway - 0.2%

Mowi ASA#	6,459	155,989
Orkla ASA	10,112	93,136
Telenor ASA	10,172	164,418
Yara International ASA	1,246	59,867

		473,410

Philippines - 0.0%

Globe Telecom, Inc.	570	23,801
Manila Electric Co.	3,660	20,442
Metro Pacific Investments Corp.	160,000	13,421
PLDT, Inc.	960	25,484

		83,148

Poland - 0.0%

Polski Koncern Naftowy Orlen SA	3,034	47,637
Polskie Gornictwo Naftowe I Gazownictwo SA	12,483	18,654

		66,291

Portugal - 0.0%

Jeronimo Martins SGPS SA	3,288	50,978

Russia - 0.4%

Alrosa PJSC	50,710	67,533
Inter RAO UES PJSC	765,000	52,391
MMC Norilsk Nickel PJSC	1,473	460,586
Mobile TeleSystems PJSC ADR	8,700	71,514
Moscow Exchange MICEX-RTS PJSC	19,020	44,036
Novolipetsk Steel PJSC	25,800	77,170
PhosAgro PJSC GDR	2,490	43,675
Polyus PJSC	604	113,647
Severstal PAO	5,243	94,589
Tatneft PJSC	30,749	215,619

		1,240,760

Singapore - 0.2%

Singapore Exchange, Ltd.	18,200	136,357
Singapore Telecommunications, Ltd.	126,700	223,297
Venture Corp., Ltd.	4,200	60,477

		420,131

South Africa - 0.2%

African Rainbow Minerals, Ltd.	971	18,929
AngloGold Ashanti, Ltd.	4,846	97,098
Clicks Group, Ltd.	3,734	60,400
Exxaro Resources, Ltd.	4,947	55,939
Impala Platinum Holdings, Ltd.	5,622	91,427
Kumba Iron Ore, Ltd.	1,484	63,651
Mr. Price Group, Ltd.	4,490	51,757
Tiger Brands, Ltd.	2,330	31,054
Vodacom Group, Ltd.	10,731	88,352

		558,607

South Korea - 1.2%

BGF retail Co., Ltd.	97	13,728
Coway Co, Ltd.	781	44,976
DL E&C Co., Ltd.†	220	21,736
DL Holdings Co., Ltd.	174	13,397
Hana Financial Group, Inc.	4,912	161,985
Hyundai Marine & Fire Insurance Co., Ltd.	883	17,212
Industrial Bank of Korea	4,446	32,964
KB Financial Group, Inc.	6,103	237,927
Korea Zinc Co., Ltd.	114	40,943
KT&G Corp.	1,881	131,092
Kumho Petrochemical Co., Ltd.†	243	45,637
LG Household & Health Care, Ltd. (Preference Shares)	30	18,825
NCSoft Corp.	212	176,620
PearlAbyss Corp.†	82	21,122
S-1 Corp.	248	18,321
Samsung Card Co., Ltd.	400	11,731
Samsung Electronics Co., Ltd.	26,797	1,967,737
Samsung Electronics Co., Ltd. (Preference Shares)	4,922	318,933
Seegene, Inc.	145	16,068
Shinhan Financial Group Co., Ltd.	6,239	182,977
Woori Financial Group, Inc.†	7,504	63,986

		3,557,917

Spain - 0.9%

Banco Santander SA†	184,824	646,141
Enagas SA	3,360	70,398
Endesa SA	4,965	123,105
Iberdrola SA	75,210	946,013
Industria de Diseno Textil SA	17,080	562,802
Red Electrica Corp. SA	6,296	105,325
Telefonica SA	57,253	243,571

		2,697,355

SupraNational - 0.0%

HKT Trust & HKT, Ltd.	56,000	76,097

Sweden - 0.3%

Boliden AB	4,170	165,192
Epiroc AB, Class A	4,558	96,732
Epiroc AB, Class B	4,078	80,267
Evolution Gaming Group AB*	1,830	227,886
ICA Gruppen AB	1,170	55,549
Kinnevik AB, Class B	1,786	82,998
Svenska Cellulosa AB SCA, Class B†	6,069	104,397
Swedish Match AB	1,709	122,894

		935,915

Switzerland - 2.5%

EMS-Chemie Holding AG	147	130,088
Garmin, Ltd.	2,151	266,767
Geberit AG	560	330,096
Kuehne & Nagel International AG	399	94,613
Logitech International SA	2,124	226,538
Nestle SA	14,484	1,512,648
Novartis AG	21,199	1,822,184
Partners Group Holding AG	369	442,362
Roche Holding AG	4,561	1,493,926
SGS SA	45	128,374
Swiss Prime Site AG	722	67,545
Swisscom AG	397	199,231
TE Connectivity, Ltd.	4,404	572,652

		7,287,024

Taiwan - 1.5%

Accton Technology Corp.	6,000	56,548
Advantech Co., Ltd.	3,499	45,539
Asia Cement Corp.	23,000	35,219
Asustek Computer, Inc.	6,000	65,488
Catcher Technology Co., Ltd.	10,000	68,935
Chicony Electronics Co., Ltd.	10,000	33,677
China Development Financial Holding Corp.	164,000	54,760
Chunghwa Telecom Co., Ltd.	54,000	212,297
Eclat Textile Co., Ltd.	4,000	61,682
Far EasTone Telecommunications Co., Ltd.	23,000	51,033
Feng TAY Enterprise Co., Ltd.	7,200	48,082
Globalwafers Co., Ltd.	5,000	132,843
Largan Precision Co., Ltd.	2,000	236,604
Lite-On Technology Corp.	34,000	72,511
Micro-Star International Co., Ltd.	9,000	48,147
Nien Made Enterprise Co., Ltd.	4,000	56,009
Novatek Microelectronics Corp.	9,000	153,164
Pegatron Corp.	16,000	42,854
Powertech Technology, Inc.	11,000	39,494
Ruentex Development Co., Ltd.	11,000	16,469
Standard Foods Corp.	7,000	13,823
Synnex Technology International Corp.	16,000	28,349
Taiwan Cement Corp.	62,050	93,568
Taiwan Mobile Co., Ltd.	25,000	87,156
Taiwan Semiconductor Manufacturing Co., Ltd.	104,914	2,282,663
United Microelectronics Corp.	82,000	159,569
Vanguard International Semiconductor Corp.	14,000	58,307
Walsin Technology Corp.†	5,000	45,597
WPG Holdings, Ltd.	22,000	35,821

		4,336,208

Thailand - 0.2%

Advanced Info Service PCL	21,900	120,274
Bumrungrad Hospital PCL	6,300	26,446
Home Product Center PCL	80,800	35,661
Intouch Holdings PCL	34,300	63,455
PTT Exploration & Production PCL	19,100	72,889
Siam Cement PCL	10,500	127,526

		446,251

Turkey - 0.1%

Aselsan Elektronik Sanayi Ve Ticaret AS	7,180	16,415
BIM Birlesik Magazalar AS	7,560	67,286
Eregli Demir ve Celik Fabrikalari TAS	25,481	50,058
Ford Otomotiv Sanayi AS	1,324	31,216
Haci Omer Sabanci Holding AS	13,952	19,688
Turkcell Iletisim Hizmetleri AS	18,624	39,747
Turkiye Is Bankasi, Class C†	23,281	17,962

		242,372

United Arab Emirates - 0.1%

Aldar Properties PJSC	53,581	53,389
Dubai Islamic Bank PJSC	25,830	33,684
Emirates Telecommunications Group Co. PJSC	27,700	153,388

		240,461

United Kingdom - 4.5%

Admiral Group PLC	4,161	179,015
Anglo American PLC	17,665	682,337
Auto Trader Group PLC†#*	15,607	119,634
BAE Systems PLC	23,145	156,036
Berkeley Group Holdings PLC	1,944	109,771
BHP Group PLC	34,290	1,084,204
British American Tobacco PLC	33,176	1,148,818
British Land Co. PLC	13,826	94,309
BT Group PLC†	144,921	249,452
Croda International PLC	1,446	124,258
Direct Line Insurance Group PLC	20,660	92,280
Evraz PLC	10,845	86,274
GlaxoSmithKline PLC	83,614	1,387,175
Hargreaves Lansdown PLC	6,483	136,430
Hikma Pharmaceuticals PLC	1,855	57,787
Imperial Brands PLC	19,800	367,713
Intertek Group PLC	2,430	181,326
Kingfisher PLC†	28,310	104,678
Land Securities Group PLC#	9,619	89,118
M&G PLC	38,587	98,863
Mondi PLC	7,309	175,604
Next PLC†	2,261	238,142
Persimmon PLC	5,559	200,590
RELX PLC	31,058	732,345
Rio Tinto PLC	22,701	1,956,765
Royal Dutch Shell PLC, Class A	50,847	1,023,497
Spirax-Sarco Engineering PLC	523	78,038
Unilever PLC	38,755	2,015,576
WM Morrison Supermarkets PLC	24,818	59,074

		13,029,109

United States - 34.9%

3M Co.	6,168	1,079,770
A.O. Smith Corp.	1,236	73,381
AbbVie, Inc.	18,559	1,999,547
ABIOMED, Inc.†	314	101,909
Adobe, Inc.†	3,897	1,791,334

Air Products & Chemicals, Inc.	2,975	760,469
Alexion Pharmaceuticals, Inc.†	2,366	361,406
Alphabet, Inc., Class A†	414	837,071
Alphabet, Inc., Class C†	513	1,044,909
Altria Group, Inc.	39,141	1,706,548
American Tower Corp.	6,356	1,373,722
Amgen, Inc.	8,004	1,800,260
Apple, Inc.	15,539	1,884,259
Applied Materials, Inc.	14,133	1,670,379
Arista Networks, Inc.†	519	145,237
AT&T, Inc.	64,241	1,791,681
Best Buy Co., Inc.	3,586	359,855
Bio-Rad Laboratories, Inc., Class A†	103	60,203
Biogen, Inc.†	3,382	922,880
Booking Holdings, Inc.†	409	952,361
BorgWarner, Inc.	2,873	129,285
Bristol-Myers Squibb Co.	29,553	1,812,485
Broadridge Financial Solutions, Inc.	1,535	218,722
C.H. Robinson Worldwide, Inc.	2,152	195,509
Cabot Oil & Gas Corp.	6,561	121,444
Cadence Design Systems, Inc.†	4,202	592,860
Campbell Soup Co.	2,562	116,520
Carrier Global Corp.	10,168	371,437
Celanese Corp.	1,536	213,366
Cerner Corp.	3,081	213,020
Church & Dwight Co., Inc.	3,384	266,490
Cisco Systems, Inc.	44,457	1,994,786
Citrix Systems, Inc.	1,636	218,537
Clorox Co.	2,458	445,021
Cognizant Technology Solutions Corp., Class A	7,890	579,757
Colgate-Palmolive Co.	10,483	788,322
Conagra Brands, Inc.	3,307	112,207
Copart, Inc.†	3,276	357,608
Cummins, Inc.	2,355	596,286
D.R. Horton, Inc.	4,508	346,530
Dollar General Corp.	3,581	676,773
Domino’s Pizza, Inc.	309	107,072
eBay, Inc.	8,526	481,037
Electronic Arts, Inc.	3,289	440,627
Eli Lilly & Co.	13,145	2,693,279
Erie Indemnity Co., Class A	308	74,567
Expeditors International of Washington, Inc.	2,663	244,570
Extra Space Storage, Inc.	1,639	206,022
F5 Networks, Inc.†	920	174,782
Facebook, Inc., Class A†	6,657	1,714,976
FactSet Research Systems, Inc.	514	156,210
Fastenal Co.	9,834	456,003
Fortinet, Inc.†	930	157,030
Fox Corp., Class A	4,509	150,195
Fox Corp., Class B	2,150	68,649
General Mills, Inc.	9,527	524,080
Gilead Sciences, Inc.	21,672	1,330,661
Hershey Co.	2,454	357,425
Hewlett Packard Enterprise Co.	9,099	132,481
Hormel Foods Corp.#	4,813	223,179
HP, Inc.	15,413	446,515
IDEXX Laboratories, Inc.†	1,128	586,752
Illinois Tool Works, Inc.	4,511	912,034
Intel Corp.	40,818	2,480,918
International Business Machines Corp.	13,740	1,634,098
Intuit, Inc.	4,196	1,637,027
J.M. Smucker Co.	1,232	137,984
Jack Henry & Associates, Inc.	1,127	167,292
JB Hunt Transport Services, Inc.	1,124	165,082
Johnson & Johnson	12,518	1,983,602
Kellogg Co.	3,481	200,889
Kimberly-Clark Corp.	5,434	697,345
KLA Corp.	2,355	732,947
Kroger Co.	12,190	392,640
Lam Research Corp.	2,046	1,160,471
Lockheed Martin Corp.	4,201	1,387,380
Lowe’s Cos., Inc.	11,061	1,766,995
Lululemon Athletica, Inc.†	1,639	510,844
Lumen Technologies, Inc.	7,444	91,487
MarketAxess Holdings, Inc.	616	342,459
Masimo Corp.†	516	129,377
Mastercard, Inc., Class A	5,331	1,886,374
Maxim Integrated Products, Inc.	4,505	419,731
Merck & Co., Inc.	22,878	1,661,400
Mettler-Toledo International, Inc.†	308	343,743
Microsoft Corp.	8,714	2,024,959
Monolithic Power Systems, Inc.	311	116,476
Monster Beverage Corp.†	5,740	503,628
Moody’s Corp.	2,767	760,621
NetApp, Inc.	3,584	224,358
NRG Energy, Inc.	1,654	60,388
Nucor Corp.	3,993	238,861
NVIDIA Corp.	3,370	1,848,715
NVR, Inc.†	49	220,541
O’Reilly Automotive, Inc.†	1,126	503,694
Old Dominion Freight Line, Inc.	1,486	319,148
Omnicom Group, Inc.	3,173	218,080
Oracle Corp.	23,940	1,544,369
PACCAR, Inc.	4,715	429,018
Packaging Corp. of America	1,331	175,719
Paychex, Inc.	4,816	438,593
PepsiCo, Inc.	12,816	1,655,699
Pfizer, Inc.	50,603	1,694,694
Philip Morris International, Inc.	23,680	1,989,594
Pool Corp.	311	104,113
PPL Corp.	9,225	241,603
Procter & Gamble Co.	13,211	1,631,955
Progressive Corp.	6,784	583,085
Public Storage	3,072	718,664
PulteGroup, Inc.	3,890	175,478
QUALCOMM, Inc.	12,524	1,705,644
Regeneron Pharmaceuticals, Inc.†	1,538	692,977
Robert Half International, Inc.	1,944	151,224
Rockwell Automation, Inc.	1,640	398,979
Rollins, Inc.	3,168	105,083
S&P Global, Inc.	4,509	1,485,084
SEI Investments Co.	1,231	68,936
Simon Property Group, Inc.	5,428	612,930
Skyworks Solutions, Inc.	3,070	545,907
Snap-on, Inc.	717	145,630
Steel Dynamics, Inc.	2,865	119,127

T. Rowe Price Group, Inc.		2,972	481,880
Take-Two Interactive Software, Inc.†		1,130	208,440
Target Corp.		8,093	1,484,580
Teradyne, Inc.		1,748	224,810
Texas Instruments, Inc.		11,971	2,062,244
Tractor Supply Co.		1,740	276,590
Tyson Foods, Inc., Class A		4,299	290,913
United Parcel Service, Inc., Class B		10,962	1,730,132
Veeva Systems, Inc., Class A†		1,438	402,798
Verizon Communications, Inc.		30,551	1,689,470
Vertex Pharmaceuticals, Inc.†		3,083	655,292
ViacomCBS, Inc., Class B		7,792	502,506
Walgreens Boots Alliance, Inc.		10,540	505,182
Walmart, Inc.		12,314	1,599,835
West Pharmaceutical Services, Inc.		823	230,975
Western Union Co.		4,923	114,312
Whirlpool Corp.		618	117,469
WW Grainger, Inc.		615	229,217
Xilinx, Inc.		3,588	467,516
Zoom Video Communications, Inc., Class A†		1,752	654,565

			101,034,677

Total Common Stocks
(cost $166,092,885)			188,649,551

FOREIGN GOVERNMENT OBLIGATIONS - 20.6%
Argentina(1) - 0.7%

Republic of Argentina Bonds 1.00% due 08/05/2021(2)	ARS	7,231,600	70,734
Republic of Argentina Bonds 1.20% due 03/18/2022(2)	ARS	68,123,289	651,469
Republic of Argentina Bonds 1.30% due 09/20/2022(2)	ARS	698,400	6,284
Republic of Argentina Bonds 1.40% due 03/25/2023(2)	ARS	37,208,148	341,749
Republic of Argentina Bonds 1.50% due 03/25/2024(2)	ARS	37,208,149	320,572
Republic of Argentina Bonds 15.50% due 10/17/2026	ARS	79,847,000	264,506
Republic of Argentina Bonds 16.00% due 10/17/2023	ARS	43,574,000	203,302
Republic of Argentina Notes 18.20% due 10/03/2021	ARS	40,723,000	269,802
Republic of Argentina FRS Bonds 36.12% (BADLARPP +2.00%)due 04/03/2022	ARS	2,800,000	19,705

			2,148,123

Colombia - 0.8%

Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	17,954
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	702,194
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	2,400,700,000	742,904
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	90,717
Republic of Colombia Bonds 7.75% due 09/18/2030	COP	204,000,000	63,067
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,920,000,000	630,112

			2,246,948

Ghana - 0.7%

Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	246,944
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	743,166
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	256,260
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	732,761
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	8,886
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	8,696
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	8,942

			2,005,655

India - 1.2%

Republic of India Bonds 6.79% due 05/15/2027	INR	118,010,000	1,645,299
Republic of India Bonds 6.84% due 12/19/2022	INR	40,000,000	567,160

Republic of India Bonds 7.16% due 05/20/2023	INR	96,000,000	1,368,482

			3,580,941

Indonesia - 3.4%

Republic of Indonesia Bonds 5.50% due 04/15/2026	IDR	49,440,000,000	3,433,025
Republic of Indonesia Bonds 5.63% due 05/15/2023	IDR	6,415,000,000	457,479
Republic of Indonesia Bonds 6.50% due 06/15/2025	IDR	6,767,000,000	490,146
Republic of Indonesia Bonds 7.00% due 05/15/2022	IDR	3,435,000,000	249,706
Republic of Indonesia Bonds 8.25% due 07/15/2021	IDR	4,525,000,000	323,169
Republic of Indonesia Bonds 8.38% due 03/15/2024	IDR	46,834,000,000	3,569,119
Republic of Indonesia Bonds 10.25% due 07/15/2022	IDR	116,000,000	8,805
Republic of Indonesia Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	510,160
Republic of Indonesia Bonds 12.90% due 06/15/2022	IDR	10,859,000,000	846,232

			9,887,841

Mexico - 4.2%

United Mexican States Bonds 6.50% due 06/10/2021	MXN	20,960,000	1,008,532
United Mexican States Bonds 6.50% due 06/09/2022	MXN	78,664,000	3,869,511
United Mexican States Senior Notes 6.75% due 03/09/2023	MXN	10,255,000	514,081
United Mexican States Senior Notes 7.25% due 12/09/2021	MXN	89,440,000	4,378,530
United Mexican States Senior Notes 8.00% due 12/07/2023	MXN	38,822,000	2,029,188
United Mexican States Bonds 10.00% due 12/05/2024	MXN	6,840,000	385,408

			12,185,250

Norway - 2.1%

Kingdom of Norway Bonds 1.50% due 02/19/2026*	NOK	2,523,000	297,869
Kingdom of Norway Bonds 1.75% due 03/13/2025*	NOK	4,250,000	507,636
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	14,941,000	1,779,476
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	12,599,000	1,553,885
Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	15,973,000	1,856,837

			5,995,703

South Korea - 7.5%

Republic of South Korea Bonds 1.18% due 08/02/2021	KRW	176,000,000	157,071
Republic of South Korea Bonds 1.38% due 09/10/2021	KRW	1,470,700,000	1,315,020
Republic of South Korea Bonds 1.38% due 09/10/2024	KRW	2,374,500,000	2,125,172
Republic of South Korea Bonds 1.38% due 12/10/2029	KRW	9,776,590,000	8,318,667
Republic of South Korea Bonds 1.88% due 03/10/2022	KRW	257,000,000	231,495
Republic of South Korea Bonds 1.88% due 03/10/2024	KRW	2,889,000,000	2,630,282
Republic of South Korea Bonds 2.00% due 12/10/2021	KRW	321,000,000	288,708
Republic of South Korea Bonds 2.25% due 09/10/2023	KRW	742,000,000	680,661
Republic of South Korea Bonds 2.38% due 12/10/2027	KRW	4,490,000,000	4,160,106
Republic of South Korea Bonds 3.00% due 09/10/2024	KRW	579,100,000	547,061
Republic of South Korea Bonds 4.25% due 06/10/2021	KRW	1,400,000,000	1,259,324

			21,713,567

Total Foreign Government Obligations
(cost $69,990,546)			59,764,028

U.S. GOVERNMENT TREASURIES - 0.7%

1.63% due 10/31/2026		1,210,000	1,256,368
2.13% due 05/31/2026		550,000	586,523

Total U.S. Government Treasuries
(cost $1,828,755)			1,842,891

Total Long-Term Investment Securities
(cost $237,912,186)			250,256,470

SHORT-TERM INVESTMENT SECURITIES - 12.7%
Foreign Government Obligations - 9.1%

Republic of Argentina(1)(6) due 02/26/2021(2)	ARS	2,773,700	22,517
due 03/31/2021	ARS	2,050,919	13,631
due 04/17/2021(2)	ARS	14,696,800	133,735
due 05/21/2021(2)	ARS	8,222,456	63,637
due 09/13/2021(2)	ARS	4,567,804	35,176

			268,696

Government of Japan
(0.11)% due 03/22/2021	JPY	43,300,000	406,234
(0.11)% due 05/25/2021	JPY	654,600,000	6,142,531
(0.12)% due 06/16/2021	JPY	43,800,000	411,031
(0.13)% due 04/12/2021	JPY	317,300,000	2,977,037
(0.13)% due 12/20/2021	JPY	175,150,000	1,644,818
(0.14)%-(0.17)% due 03/10/2021	JPY	702,300,000	6,588,652
(0.14)% due 08/10/2021	JPY	655,000,000	6,147,919
(0.17)% due 03/25/2021	JPY	33,500,000	314,294

			24,632,516

United Mexican States
4.15% due 10/21/2021	MXN	31,199,000	145,225
4.16%-4.42% due 03/25/2021	MXN	163,391,000	778,637
4.21% due 04/08/2021	MXN	2,542,800	120,987
4.19% due 06/17/2021	MXN	117,535,000	554,881

			1,599,730

			26,500,942

Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(4)(5)		170,585	170,585
U.S. Government Agencies - 2.3%

Federal Home Loan Bank 0.00% due 03/01/2021		6,575,000	6,575,000
U.S. Government Treasuries - 1.2%

United States Treasury Bills 0.08% due 04/08/2021		3,415,000	3,414,861

Total Short-Term Investment Securities
(cost $37,013,966)			36,661,388

REPURCHASE AGREEMENTS - 0.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $1,241,000 and collateralized by $1,252,900 of United States Treasury Notes, bearing interest at 2.13% due 05/31/2021 and having an approximate value of $1,265,918		1,241,000	1,241,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $309,000 and collateralized by $312,000 of United States Treasury Notes, bearing interest at 2.13% due 05/31/2021 and having an approximate value of $315,242		309,000	309,000

Total Repurchase Agreements
(cost $1,550,000)			1,550,000

TOTAL INVESTMENTS
(cost $276,476,152)		99.6%	288,467,858
Other assets less liabilities		0.4	1,238,183

NET ASSETS		100.0%	$289,706,041

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $7,219,280 representing 2.5% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2021, the Fund held the following restricted securities:

Description	Acquistion Date	Principal Amount		Acquistion Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Republic of Argentina 1.00% due 08/05/2021	10/28/2020 - 12/18/2020	ARS	7,231,600	$58,677	$70,734	$0.01	0.02%
Republic of Argentina 1.20% due 03/18/2022	03/19/2020- 12/18/2020	ARS	68,123,289	1,101,270	651,469	0.01	0.22
Republic of Argentina 1.30% due 09/20/2022	10/29/2020-11/03/2020	ARS	698,400	4,530	6,284	0.01	0.00
Republic of Argentina 1.40% due 03/25/2023	03/26/2020 - 04/24/2020	ARS	37,208,148	684,556	341,749	0.01	0.12
Republic of Argentina 1.50% due 03/25/2024	03/26/2020 - 04/24/2020	ARS	37,208,149	684,556	320,572	0.01	0.11
Republic of Argentina 15.50% due 10/17/2026	10/17/2016 - 05/17/2018	ARS	79,847,000	4,460,922	264,506	0.00	0.09
Republic of Argentina 16.00% due 10/17/2023	10/17/2016 - 05/17/2018	ARS	43,574,000	2,079,973	203,302	0.00	0.07
Republic of Argentina 18.20% due 10/03/2021	10/03/2016 - 08/01/2018	ARS	40,723,000	2,672,053	269,802	0.01	0.09
Republic of Argentina 36.12% (BADLARPP+2.00%) due 04/03/2022	04/03/2017	ARS	2,800,000	186,226	19,705	0.01	0.01
Republic of Argentina discount note due 02/26/2021	10/29/2020-11/12/2020	ARS	2,773,700	18,745	22,517	0.01	0.01
Republic of Argentina discount note due 03/31/2021	12/30/2020	ARS	2,050,919	13,218	13,631	0.01	0.00
Republic of Argentina discount note due 04/17/2021	05/07/2020-11/03/2020	ARS	14,696,800	133,027	133,735	0.01	0.05
Republic of Argentina discount note due 05/21/2021	12/22/2020-12/30/2020	ARS	8,222,456	59,253	63,637	0.01	0.02
Republic of Argentina discount note due 09/13/2021	12/30/2020	ARS	4,567,804	33,113	35,176	0.01	0.01

					$2,416,819		0.82%

(2)	Principal amount adjusted for inflation.
(3)	Denominated in United States dollars unless otherwise indicated.

(4)

At February 28, 2021, the Fund had loaned securities with a total value of $2,810,904. This was secured by collateral of $170,585, which was received in cash and subsequently invested in short-term investments currently valued at $170,585 as reported in the Portfolio of Investments. Additional collateral of $2,968,373 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$57,598
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	136,302
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	26,991
United States Treasury Bills	0.00%	04/08/2021 to 07/15/2021	127,421
United States Treasury Notes/Bonds	0.13% to 8.13%	03/31/2021 to 02/15/2050	2,620,061

(5)	The rate shown is the 7-day yield as of February 28, 2021.
(6)	The security was issued on a discount basis with no stated coupon rate.

ADR	- American Depositary Receipt

ARS - Argentine Peso

COP - Columbian Peso

GDR - Global Depositary Receipt

GHS - Ghanaian Cedi

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

FRS - Floating Rate Security

The rates shown on the FRS are the current interest rates at February 28, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

BADLARPP - Argentina Deposit Rates Badlar 30-35 days

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	454,552	USD	537,058	04/16/2021	$—	$(11,953)
	EUR	36,820	USD	43,701	04/29/2021	—	(783)
	EUR	431,144	USD	515,269	05/27/2021	—	(5,929)

						—	(18,665)

Citibank N.A.	AUD	5,644,750	JPY	431,793,457	03/10/2021	—	(292,398)
	AUD	3,160,000	JPY	234,650,540	04/19/2021	—	(229,327)
	BRL	9,622,395	USD	1,848,687	03/02/2021	131,690	—
	BRL	3,139,911	USD	567,488	04/05/2021	7,864	—
	CHF	1,020,000	EUR	943,920	04/19/2021	17,331	—
	EUR	89,576	USD	106,080	04/15/2021	—	(2,108)
	EUR	955,070	CHF	1,020,000	04/19/2021	—	(30,799)
	EUR	910,000	USD	1,068,622	04/19/2021	—	(30,551)
	JPY	443,543,935	AUD	5,644,750	03/10/2021	182,155	—
	JPY	57,130,000	USD	551,129	04/19/2021	14,875	—
	KRW	524,000,000	USD	443,880	03/22/2021	—	(22,511)
	KRW	1,051,000,000	USD	942,221	05/17/2021	6,528	—
	MXN	16,943,000	USD	774,732	03/08/2021	—	(34,600)
	MXN	20,773,000	USD	922,433	03/11/2021	—	(69,533)
	MXN	20,978,000	USD	965,314	03/16/2021	—	(35,909)
	MXN	48,461,000	USD	2,410,312	04/13/2021	104,225	—
	MXN	38,476,000	USD	1,847,871	08/23/2021	42,174	—
	USD	1,762,886	BRL	9,622,395	03/02/2021	—	(45,889)
	USD	97,616	INR	7,256,500	03/08/2021	1,057	—
	USD	477,531	KRW	524,000,000	03/22/2021	—	(11,141)
	USD	562,567	BRL	3,139,911	04/05/2021	—	(2,943)
	USD	2,620,644	JPY	275,110,000	04/19/2021	—	(38,311)
	USD	73,311	INR	5,428,300	05/10/2021	—	(242)
	USD	957,753	KRW	1,051,000,000	05/17/2021	—	(22,061)
	USD	73,212	INR	5,505,200	06/08/2021	622	—
	USD	43,086	INR	3,241,800	06/09/2021	386	—
	USD	4,007,327	JPY	415,599,844	06/15/2021	—	(103,848)
	USD	758,335	CNH	4,948,740	07/14/2021	—	(2,481)
	USD	267,476	JPY	28,180,000	08/24/2021	—	(2,581)

						508,907	(977,233)

Deutsche Bank AG	EUR	411,628	SEK	4,280,150	03/15/2021	10,169	—
	EUR	60,000	USD	71,050	04/08/2021	—	(1,406)
	EUR	483,005	SEK	5,000,117	04/15/2021	9,086	—
	EUR	516,616	SEK	5,360,100	04/16/2021	11,137	—
	EUR	983,162	NOK	10,160,000	04/19/2021	—	(15,843)
	EUR	1,091,578	SEK	11,210,100	04/19/2021	9,806	—
	EUR	201,877	USD	240,298	04/27/2021	—	(3,587)
	EUR	154,729	USD	183,795	04/29/2021	—	(3,139)
	EUR	1,204,021	SEK	12,146,883	05/17/2021	—	(15,506)
	EUR	1,857,096	USD	2,214,178	05/27/2021	—	(30,814)
	EUR	1,389,370	SEK	14,293,534	06/11/2021	14,387	—
	EUR	304,361	NOK	3,269,600	06/15/2021	8,918	—
	EUR	271,301	SEK	2,788,700	06/15/2021	2,511	—
	EUR	469,907	NOK	4,998,500	06/16/2021	8,050	—
	EUR	695,298	SEK	7,104,000	06/16/2021	1,330	—
	EUR	410,371	NOK	4,358,000	06/18/2021	6,176	—
	EUR	304,360	NOK	3,276,800	09/15/2021	8,942	—
	EUR	271,305	SEK	2,792,000	09/15/2021	2,521	—

						93,033	(70,295)

Goldman Sachs International	CHF	720,880	EUR	668,404	03/11/2021	13,948	—
	CHF	576,701	EUR	532,287	03/15/2021	8,212	—
	CHF	352,528	EUR	325,305	04/13/2021	4,881	—
	EUR	670,081	CHF	720,880	03/11/2021	—	(15,972)
	EUR	535,520	CHF	576,701	03/15/2021	—	(12,113)
	EUR	327,785	CHF	352,528	04/13/2021	—	(7,876)

						27,041	(35,961)

HSBC Bank PLC	AUD	1,307,504	JPY	100,715,725	03/11/2021	—	(61,167)
	AUD	3,040,000	JPY	233,669,600	03/16/2021	—	(146,801)
	AUD	880,000	JPY	67,576,080	03/17/2021	—	(43,101)
	AUD	1,307,496	JPY	98,987,253	04/13/2021	—	(77,127)
	EUR	1,065,913	JPY	131,111,583	03/25/2021	—	(56,444)
	EUR	517,579	USD	610,855	04/13/2021	—	(14,241)
	EUR	1,222,360	CAD	1,896,320	05/03/2021	13,327	—
	EUR	2,281,804	CAD	3,550,240	08/03/2021	27,059	—
	EUR	1,018,902	JPY	128,539,525	10/25/2021	—	(26,505)
	JPY	103,760,379	AUD	1,307,504	03/11/2021	32,601	—
	JPY	207,430,000	USD	1,953,395	03/11/2021	7,262	—
	JPY	241,241,632	AUD	3,040,000	03/16/2021	75,754	—
	JPY	132,000,000	USD	1,243,113	03/16/2021	4,595	—
	JPY	69,833,016	AUD	880,000	03/17/2021	21,924	—
	JPY	45,721,044	EUR	360,000	03/25/2021	5,555	—
	JPY	51,020,736	AUD	640,000	04/13/2021	13,650	—
	KRW	6,315,000,000	USD	5,513,245	04/20/2021	—	(108,119)
	MXN	47,900,000	USD	2,371,874	03/23/2021	87,437	—
	MXN	80,900,000	USD	3,925,946	08/05/2021	122,012	—
	USD	118,046	INR	8,779,790	03/09/2021	1,326	—
	USD	2,020,101	JPY	207,430,000	03/11/2021	—	(73,968)
	USD	409,803	CNH	2,688,880	03/16/2021	4,419	—
	USD	2,020,205	JPY	207,430,000	03/16/2021	—	(73,948)
	USD	824,688	CNH	5,358,330	04/14/2021	—	(886)
	USD	5,756,399	KRW	6,315,000,000	04/20/2021	—	(135,035)
	USD	118,451	INR	8,755,300	05/10/2021	—	(598)
	USD	409,802	CNH	2,704,530	06/16/2021	4,110	—

						421,031	(817,940)

JPMorgan Chase Bank N.A.	AUD	2,360,889	JPY	178,962,143	04/13/2021	—	(137,152)
	AUD	365,822	JPY	27,833,960	07/13/2021	—	(20,031)
	BRL	906,465	USD	167,721	04/05/2021	6,162	—
	EUR	2,120,000	USD	2,524,454	03/04/2021	—	(33,543)
	EUR	504,552	NOK	5,358,700	03/16/2021	9,069	—
	EUR	1,023,360	NOK	11,353,925	03/31/2021	73,889	—
	EUR	518,107	NOK	5,358,700	04/19/2021	—	(7,820)
	EUR	164,727	SEK	1,680,000	06/18/2021	—	(52)
	EUR	340,000	CAD	529,460	08/03/2021	4,391	—
	USD	1,443,285	EUR	1,190,000	03/04/2021	—	(7,429)
	USD	100,444	INR	7,468,700	03/08/2021	1,115	—
	USD	129,946	INR	9,660,800	03/09/2021	1,405	—
	USD	1,136,656	CNH	7,456,600	03/15/2021	12,107	—
	USD	162,347	BRL	906,465	04/05/2021	—	(788)
	USD	100,760	INR	7,447,700	05/04/2021	—	(433)
	USD	575,782	CNH	3,722,920	05/20/2021	—	(4,942)
	USD	4,736,662	JPY	491,452,319	06/15/2021	—	(120,747)

						108,138	(332,937)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	164,504	05/27/2021	—	(2,321)

Standard Chartered Bank	EUR	2,642,368	USD	3,220,360	03/08/2021	31,801	—

UBS AG	CHF	440,716	EUR	407,815	03/10/2021	7,540	—
	CHF	220,358	EUR	203,786	04/13/2021	3,588	—
	CHF	293,814	EUR	271,580	06/09/2021	4,525	—
	EUR	176,932	USD	210,392	03/08/2021	—	(3,113)
	EUR	408,558	CHF	440,716	03/10/2021	—	(8,438)
	EUR	226,932	USD	268,284	04/09/2021	—	(5,766)
	EUR	204,635	CHF	220,358	04/13/2021	—	(4,613)
	EUR	272,669	CHF	293,814	06/09/2021	—	(5,841)

						15,653	(27,771)

Unrealized Appreciation (Depreciation)						$1,205,604	$(2,283,123)

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNH - Yuan Renminbi Offshore

EUR - Euro Currency

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

Industry Allocation*

Sovereign	20.6%
Foreign Government Obligations	9.1
Medical-Drugs	6.8
Electronic Components-Semiconductors	3.4
Medical-Biomedical/Gene	2.4
U.S. Government Agencies	2.3
Telephone-Integrated	2.1
Tobacco	2.1
Computer Services	2.1
Semiconductor Equipment	2.0
Cosmetics & Toiletries	1.8
Semiconductor Components-Integrated Circuits	1.7
Metal-Diversified	1.5
Applications Software	1.4
Retail-Discount	1.2
U.S. Government Treasuries	1.2
Banks-Commercial	1.1
Diversified Minerals	1.1
Electric-Integrated	1.1
Real Estate Investment Trusts	1.0
Commercial Services-Finance	1.0
Retail-Building Products	1.0
Transport-Services	0.9
Food-Misc./Diversified	0.8
Enterprise Software/Service	0.8
Computers	0.8
Beverages-Non-alcoholic	0.8
Networking Products	0.8
Food-Retail	0.7
Diversified Manufacturing Operations	0.7
Internet Content-Entertainment	0.7
Web Portals/ISP	0.7
United States Treasury Notes	0.7
Cellular Telecom	0.7
Finance-Credit Card	0.6
Metal-Iron	0.6
Electronic Forms	0.6
Aerospace/Defense	0.6
Retail-Apparel/Shoe	0.6
Repurchase Agreements	0.5
Distribution/Wholesale	0.5
Entertainment Software	0.5
Electronic Components-Misc.	0.5
Oil Companies-Integrated	0.5
Building-Residential/Commercial	0.5
Telecom Services	0.5
Gold Mining	0.5
Transport-Rail	0.4
Consumer Products-Misc.	0.4
Chemicals-Diversified	0.4
Insurance-Property/Casualty	0.4
Commercial Services	0.4
Toys	0.4
Auto-Cars/Light Trucks	0.4
Soap & Cleaning Preparation	0.4
Auto-Heavy Duty Trucks	0.3
Medical Products	0.3
E-Commerce/Services	0.3
Diversified Banking Institutions	0.3
Real Estate Operations & Development	0.3
Investment Management/Advisor Services	0.3
Data Processing/Management	0.3
E-Commerce/Products	0.3
Industrial Gases	0.3
Communications Software	0.3
Beverages-Wine/Spirits	0.3
Insurance-Life/Health	0.3
Diversified Operations	0.3
Retail-Drug Store	0.2
Diagnostic Kits	0.2
Import/Export	0.2
Food-Meat Products	0.2
Computer Aided Design	0.2
Apparel Manufacturers	0.2
Electronic Connectors	0.2
Computers-Memory Devices	0.2
Paper & Related Products	0.2
Retail-Auto Parts	0.2
Television	0.2
Transport-Truck	0.2
Real Estate Management/Services	0.2
Machinery-Electrical	0.2
Diversified Financial Services	0.2
Private Equity	0.2
Building Products-Cement	0.2
Computer Data Security	0.2
Steel-Producers	0.1
Auto/Truck Parts & Equipment-Original	0.1
Food-Confectionery	0.1
Building & Construction Products-Misc.	0.1
Machinery-General Industrial	0.1
Industrial Automated/Robotic	0.1
Building Products-Air & Heating	0.1
Retail-Consumer Electronics	0.1
Instruments-Controls	0.1
Internet Content-Information/News	0.1
Rubber-Tires	0.1
Coal	0.1
Food-Dairy Products	0.1
Retail-Gardening Products	0.1
Casino Hotels	0.1
Precious Metals	0.1
Finance-Other Services	0.1
Photo Equipment & Supplies	0.1
Advertising Agencies	0.1
Respiratory Products	0.1
Investment Companies	0.1
Gambling (Non-Hotel)	0.1
Computers-Periphery Equipment	0.1
Retail-Hypermarkets	0.1
Multimedia	0.1
Chemicals-Specialty	0.1
Broadcast Services/Program	0.1
Computer Software	0.1
Retail-Jewelry	0.1
Medical Information Systems	0.1
Containers-Paper/Plastic	0.1
Fisheries	0.1
Non-Ferrous Metals	0.1
Retail-Convenience Store	0.1
Diversified Operations/Commercial Services	0.1
Internet Infrastructure Software	0.1
Registered Investment Companies	0.1
MRI/Medical Diagnostic Imaging	0.1
Brewery	0.1
Human Resources	0.1
Tools-Hand Held	0.1
Computers-Integrated Systems	0.1
Bicycle Manufacturing	0.1
Chemicals-Plastics	0.1
Coatings/Paint	0.1
Disposable Medical Products	0.1
Banks-Money Center	0.1
Platinum	0.1

99.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$188,649,551	$—	$—	$188,649,551
Foreign Government Obligations	—	59,764,028	—	59,764,028
U.S. Government Treasuries	—	1,842,891	—	1,842,891
Short-Term Investment Securities:
Registered Investment Companies	170,585	—	—	170,585
Other Short-Term Investments	—	36,490,803	—	36,490,803
Repurchase Agreements	—	1,550,000	—	1,550,000

Total Investments at Value	$188,820,136	$99,647,722	$—	$288,467,858

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,205,604	$—	$1,205,604

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,283,123	$—	$2,283,123

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
ASSET BACKED SECURITIES - 5.6%
Diversified Financial Services - 5.6%

AMSR Trust Series 2020-SFR3, Class A 1.36% due 09/17/2037*	$568,738	$569,325
BANK Series 2020-BN26, Class A4 2.40% due 03/15/2063(1)	500,000	513,319
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	260,244	256,688
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(1)	1,250,000	1,315,421
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.62% due 08/15/2045(1)(2)(3)	742,606	11,534
COMM Mtg. Trust VRS Series 2020-CBM, Class A1 2.24% due 02/10/2037*(1)(3)	600,000	609,699
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.55% due 09/10/2035*(1)(3)	398,000	434,768
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,211,232
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	298,068	301,011
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	786,194	814,644
UBS Commercial Mtg. Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(1)	1,500,000	1,620,368
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	218,874
WFRBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	50,502	50,522

Total Asset Backed Securities
(cost $7,683,692)		7,927,405

U.S. CORPORATE BONDS & NOTES - 4.5%
Airlines - 0.6%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	614,749	606,532
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	282,755	281,098

		887,630

Banks-Super Regional - 0.7%

Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	900,000	933,813

Diversified Banking Institutions - 0.6%

Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	440,464
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	167,931
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	320,012

		928,407

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026#	200,000	243,436

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	114,887

Insurance-Mutual - 0.1%

New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	154,320

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	156,397

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	126,000	129,272

Multimedia - 0.3%

Walt Disney Co. Company Guar. Notes 2.00% due 09/01/2029	500,000	502,937

Oil Companies-Integrated - 0.1%

Chevron USA, Inc. Company Guar. Notes 3.90% due 11/15/2024	116,000	128,485

Pharmacy Services - 0.4%

CVS Health Corp. Senior Notes 4.30% due 03/25/2028	440,000	505,144

Pipelines - 0.2%

Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	140,539
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	144,865

		285,404

Real Estate Investment Trusts - 0.2%

Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	256,245

Retail-Building Products - 0.3%

Home Depot, Inc. Senior Notes 0.90% due 03/15/2028#	450,000	434,525

Telephone-Integrated - 0.4%

AT&T, Inc. Senior Notes 1.65% due 02/01/2028	580,000	567,620

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	92,790
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	22,412

		115,202

Total U.S. Corporate Bonds & Notes
(cost $6,127,226)		6,343,724

FOREIGN CORPORATE BONDS & NOTES - 0.4%
Diversified Banking Institutions - 0.4%

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	232,180
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	372,403

Total Foreign Corporate Bonds & Notes
(cost $580,000)		604,583

U.S. GOVERNMENT AGENCIES - 53.2%
Federal Farm Credit Bank - 1.2%

3.33% due 04/28/2037	500,000	592,253
3.35% due 10/21/2025	1,000,000	1,118,165

		1,710,418

Federal Home Loan Mtg. Corp. - 11.1%

2.50% due 05/01/2050	767,728	796,617
3.50% due 06/01/2033	811,547	879,908
4.50% due 09/01/2039	237,276	265,091
4.50% due 11/01/2039	128,018	143,779
4.50% due 02/01/2040	188,643	211,868
4.50% due 04/01/2040	19,018	21,360
4.50% due 06/01/2040	26,681	29,442
4.50% due 08/01/2040	202,148	227,013
4.50% due 03/01/2041	854,495	958,990
4.50% due 04/01/2041	107,316	120,928
4.50% due 06/01/2041	170,715	192,373
5.00% due 10/01/2034	20,063	22,211
5.50% due 12/01/2036	9,562	10,728
6.00% due 11/01/2033	46,479	55,843
6.50% due 02/01/2032	15,629	17,898
8.00% due 08/01/2030	112	133
8.00% due 06/01/2031	843	882

Federal Home Loan Mtg. Corp. FRS 2.25% (12 ML+1.83%) due 12/01/2035	5,159	5,238
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	521,611	543,458
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	631,172
Federal Home Loan Mtg. Corp. REMIC Series 4594, Class GN 2.50% due 02/15/2045(4)	567,008	592,860
Series 3981, Class PA 3.00% due 04/15/2031(4)	118,306	121,947
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,887,674
Series 4150, Class IG 3.00% due 01/15/2033(2)(4)	2,092,022	172,064
Series 4838, Class CY 3.00% due 01/15/2038(4)	1,000,000	1,089,171
Series 4365, Class HZ 3.00% due 01/15/2040(4)	816,721	867,900
Series 4599, Class PA 3.00% due 09/15/2045(4)	991,382	1,040,470
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,084,735
Series 3813, Class D 4.00% due 02/15/2026(4)	989,236	1,043,917
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	507,876
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,633,049
Series 3786, Class PB 4.50% due 07/15/2040(4)	515,534	542,016
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 6.39% (6.50%-1 ML) due 05/15/2042(2)(4)(5)	272,904	48,724

		15,767,335

Federal National Mtg. Assoc. - 35.7%

2.04% due 06/01/2037	253,079	251,961
2.50% due 07/01/2050	1,861,572	1,925,405
2.55% due 09/01/2034	700,000	735,113
2.81% due 04/01/2025	800,000	860,884
2.94% due 01/01/2026	1,542,993	1,676,384
3.00% due 03/01/2043	841,446	913,186
3.00% due 02/01/2050	802,041	845,424
3.12% due 07/01/2029	3,470,580	3,833,952
3.30% due 02/01/2030	2,906,771	3,181,491
3.64% due 07/01/2028	1,487,968	1,694,639
3.69% due 05/01/2030	1,467,444	1,683,278
4.00% due 09/01/2040	60,633	67,175
4.00% due 10/01/2040	50,078	55,480
4.00% due 12/01/2040	77,174	85,103
4.00% due 01/01/2041	166,445	183,260
4.00% due 02/01/2041	706,582	781,781
4.00% due 03/01/2041	973,345	1,077,620

4.00% due 06/01/2042	619,838	676,968
4.00% due 03/01/2043	1,557,695	1,717,790
5.00% due 12/01/2036	8,953	9,922
5.50% due 12/01/2033	10,927	12,345
5.50% due 10/01/2034	7,005	7,799
6.50% due 07/01/2032	3,454	4,016
7.00% due 09/01/2031	9,146	10,118
Federal National Mtg. Assoc. FRS 1.69% (12 ML+1.32%) due 02/01/2035	634	638
1.75% (6 ML+1.50%) due 01/01/2036	2,969	3,034
2.37% (1 Yr USTYCR+2.25%) due 11/01/2034	2,709	2,677
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(2)(4)	116,697	23,064
Federal National Mtg. Assoc. VRS 2.64% due 12/01/2026(3)	1,878,695	2,015,808
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,124,508	1,218,930
Federal National Mtg. Assoc. REMIC Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	140,703	135,702
Series 2020-M8, Class A2 1.82% due 02/25/2030(1)	800,000	803,028
Series 2011-126, Class EC 2.00% due 04/25/2040(4)	30,297	30,394
Series 2020-12, Class JC 2.00% due 03/25/2050(4)	1,408,438	1,460,256
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	1,050,656	1,087,896
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	1,160,958	1,212,745
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	404,451	419,466
Series 2019-M31, Class A2 2.85% due 04/25/2034(1)	1,000,000	1,033,866
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	885,401	905,053
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	3,151,018
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	547,513	584,810
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	401,209	425,185
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	404,998	429,233
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	2,078,038
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	715,622	764,011
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	904,056
Series 2012-50, Class VB 4.00% due 01/25/2029(4)	1,355,000	1,386,420
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	2,000,000	2,073,327
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	974,930	1,048,692
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	290,510
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	41,483	48,142
Federal National Mtg. Assoc. REMIC VRS
Series 2015-M13, Class A2 2.71% due 06/25/2025(1)(3)	513,716	550,747
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(3)	1,239,000	1,330,387
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(3)	1,174,416	1,258,720
Series 2018-M4, Class A2 3.05% due 03/25/2028(1)(3)	1,400,000	1,559,508

		50,526,455

Government National Mtg. Assoc. - 4.1%

3.50% due 09/15/2048	858,704	993,897
3.50% due 10/15/2048	1,015,606	1,174,659
3.50% due 02/15/2049	973,203	1,126,002
4.50% due 03/15/2038	11,963	13,407
4.50% due 03/15/2039	3,575	4,033
4.50% due 05/15/2039	86,223	96,893
4.50% due 06/15/2039	63,810	71,652
4.50% due 07/15/2039	162,200	181,969
4.50% due 09/15/2039	2,083	2,347
4.50% due 12/15/2039	58,749	65,226
4.50% due 04/15/2040	63,759	71,834
4.50% due 06/15/2040	153,544	173,197
4.50% due 08/15/2040	27,099	30,409
5.00% due 09/15/2035	931	1,094
5.00% due 02/15/2036	34,399	40,361
5.00% due 05/15/2036	5,629	6,351
6.00% due 01/15/2032	4,898	5,539
7.50% due 02/15/2029	2,163	2,174
7.50% due 07/15/2030	108	111
7.50% due 01/15/2031	3,963	4,467
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	491,114
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	184,091	201,721
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	626,642	668,937
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	314,896	357,394

		5,784,788

Tennessee Valley Authority - 0.4%

Tennessee Valley Authority 0.75% due 05/15/2025	500,000	499,260

Uniform Mtg. Backed Securities - 0.7%

Uniform Mtg. Backed Securities 2.00% due April 30 TBA	1,000,000	1,003,769

Total U.S. Government Agencies
(cost $71,409,540)		75,292,025

U.S. GOVERNMENT TREASURIES - 31.0%
United States Treasury Bonds - 11.6%

zero coupon due 08/15/2024 STRIPS	2,040,000	2,006,392
2.00% due 02/15/2050	3,000,000	2,878,125
2.88% due 08/15/2045#	1,000,000	1,135,977
3.00% due 02/15/2048	750,000	876,943
3.13% due 02/15/2043	1,000,000	1,180,625
3.75% due 08/15/2041#	4,000,000	5,148,750
3.75% due 11/15/2043	1,000,000	1,296,211
3.88% due 08/15/2040	1,500,000	1,956,035

		16,479,058

United States Treasury Notes - 19.4%

0.63% due 03/31/2027	7,000,000	6,840,586
0.63% due 08/15/2030	1,000,000	928,438
1.75% due 05/15/2023	8,000,000	8,272,813
2.50% due 08/15/2023	3,000,000	3,167,109
2.75% due 02/15/2024	2,500,000	2,679,492
2.88% due 08/15/2028#	5,000,000	5,590,039

		27,478,477

Total U.S. Government Treasuries
(cost $41,193,245)		43,957,535

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Sovereign - 1.8%

Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,481,198)	2,641,000	2,576,808

Total Long-Term Investment Securities
(cost $129,474,901)		136,702,080

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(7)(8) (cost $251,000)	251,000	251,000

REPURCHASE AGREEMENTS - 4.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $5,767,000 and collateralized by $5,497,400 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $5,882,410 (cost $5,767,000)	5,767,000	5,767,000

TOTAL INVESTMENTS (cost $135,492,901)	100.8%	142,720,080
Liabilities in excess of other assets	(0.8)	(1,119,068)

NET ASSETS	100.0%	$141,601,012

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $3,409,851 representing 2.4% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2021.
(6)	Principal Only
(7)	The rate shown is the 7-day yield as of February 28, 2021.
(8)

At February 28, 2021, the Fund had loaned securities with a total value of $12,568,581. This was secured by collateral of $251,000 which was received in cash and subsequently invested in short-term investments currently valued at $251,000 as reported in the Portfolio of Investments. Additional collateral of $12,496,743 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	zero coupon to 23.81%	04/25/2023 to 02/25/2051	$4,226,725
Federal National Mtg. Assoc.	0.19% to 42.35%	08/25/2026 to 12/25/2053	2,376,761
Government National Mtg. Assoc.	0.56% to 38.87%	04/16/2036 to 06/16/2063	5,445,977
United States Treasury Bills	0.00%	04/08/2021 to 04/29/2021	63,701
United States Treasury Notes/Bonds	0.13% to 3.88%	03/31/2021 to 08/15/2048	383,579

REMIC	- Real Estate Mortgage Investment Conduit

STRIPS   -  Separate Trading of Registered Interest and Principal Securities

FRS   -  Floating Rate Security

VRS   -  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$7,927,405	$—	$7,927,405
U.S. Corporate Bonds & Notes	—	6,343,724	—	6,343,724
Foreign Corporate Bonds & Notes	—	604,583	—	604,583
U.S. Government Agencies	—	75,292,025	—	75,292,025
U.S. Government Treasuries	—	43,957,535	—	43,957,535
Foreign Government Obligations	—	2,576,808	—	2,576,808
Short-Term Investments	251,000	—	—	251,000
Repurchase Agreements	—	5,767,000	—	5,767,000

Total Investments at Value	$251,000	$142,469,080	$—	$142,720,080

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.0%
Aerospace/Defense - 0.1%

Lockheed Martin Corp.	2,220	$733,155
Teledyne Technologies, Inc.†	188	69,748
TransDigm Group, Inc.†	604	348,309

		1,151,212

Aerospace/Defense-Equipment - 0.0%

L3Harris Technologies, Inc.	2,106	383,102

Applications Software - 13.5%

Intuit, Inc.	77,021	30,048,973
Microsoft Corp.	512,464	119,086,384
Roper Technologies, Inc.	59,490	22,464,614
ServiceNow, Inc.†	56,449	30,113,284

		201,713,255

Athletic Footwear - 2.0%

NIKE, Inc., Class B	222,484	29,986,394

Auto-Cars/Light Trucks - 0.7%

Tesla, Inc.†	15,142	10,228,421

Auto-Heavy Duty Trucks - 0.0%

Cummins, Inc.	1,206	305,359

Auto/Truck Parts & Equipment-Original - 0.0%

Aptiv PLC†	3,337	500,016

Banks-Commercial - 0.0%

First Republic Bank	638	105,110
SVB Financial Group†	822	415,406

		520,516

Beverages-Non-alcoholic - 0.3%

Coca-Cola Co.	29,458	1,443,147
Monster Beverage Corp.†	7,843	688,145
PepsiCo, Inc.	12,743	1,646,268

		3,777,560

Brewery - 1.2%

Boston Beer Co., Inc., Class A†	16,826	17,309,074

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	1,107	92,036

Building Products-Air & Heating - 0.0%

Carrier Global Corp.	11,337	414,141

Building Products-Cement - 0.0%

Vulcan Materials Co.	625	104,369

Building Products-Wood - 0.0%

Masco Corp.	1,391	74,029

Building-Maintenance & Services - 0.0%

Rollins, Inc.	4,051	134,372

Building-Residential/Commercial - 0.0%

D.R. Horton, Inc.	3,283	252,364
PulteGroup, Inc.	244	11,007

		263,371

Cable/Satellite TV - 0.3%

Charter Communications, Inc., Class A†	3,086	1,893,014
Comcast Corp., Class A	42,893	2,261,319

		4,154,333

Cellular Telecom - 0.1%

T-Mobile US, Inc.†	9,224	1,106,603

Chemicals-Diversified - 0.0%

Dow, Inc.	6,995	414,873
FMC Corp.	2,137	217,312

		632,185

Chemicals-Specialty - 0.1%

Albemarle Corp.	2,298	361,269
Ecolab, Inc.	2,314	484,459

		845,728

Coatings/Paint - 1.2%

Sherwin-Williams Co.	26,148	17,789,530

Commercial Services - 1.5%

Cintas Corp.	1,083	351,260
CoStar Group, Inc.†	26,932	22,185,504
Quanta Services, Inc.	1,143	95,841

		22,632,605

Commercial Services-Finance - 4.7%

Adyen NV†#*	9,841	22,749,941
Automatic Data Processing, Inc.	4,480	779,609
Equifax, Inc.	1,149	186,000
FleetCor Technologies, Inc.†	741	205,487
IHS Markit, Ltd.	4,772	430,243
MarketAxess Holdings, Inc.	840	466,990
Moody’s Corp.	2,594	713,065
PayPal Holdings, Inc.†	24,053	6,250,172
S&P Global, Inc.	117,799	38,798,279

		70,579,786

Communications Software - 1.3%

RingCentral, Inc., Class A†	50,818	19,217,335

Computer Aided Design - 1.4%

ANSYS, Inc.†	2,037	694,597
Autodesk, Inc.†	65,447	18,063,372
Cadence Design Systems, Inc.†	7,025	991,157
Synopsys, Inc.†	3,774	925,422

		20,674,548

Computer Data Security - 0.0%

Fortinet, Inc.†	3,169	535,086

Computer Services - 0.2%

Accenture PLC, Class A	7,638	1,916,374
Cognizant Technology Solutions Corp., Class A	5,867	431,107

		2,347,481

Computer Software - 0.4%

Akamai Technologies, Inc.†	2,208	208,656
Citrix Systems, Inc.	1,832	244,718
Twilio, Inc., Class A†	14,936	5,868,056

		6,321,430

Computers - 4.4%

Apple, Inc.	544,368	66,010,064

Consulting Services - 0.1%

Gartner, Inc.†	836	149,677
Verisk Analytics, Inc.	3,203	524,812

		674,489

Consumer Products-Misc. - 0.0%

Clorox Co.	1,554	281,352
Kimberly-Clark Corp.	1,747	224,192

		505,544

Containers-Metal/Glass - 0.0%

Ball Corp.	3,954	337,632

Containers-Paper/Plastic - 0.0%

Sealed Air Corp.	1,014	42,487

Cosmetics & Toiletries - 0.3%

Colgate-Palmolive Co.	8,258	621,002
Estee Lauder Cos., Inc., Class A	2,912	832,424
Procter & Gamble Co.	26,757	3,305,292

		4,758,718

Data Processing/Management - 1.6%

Broadridge Financial Solutions, Inc.	1,033	147,192
Fair Isaac Corp.†	48,713	22,288,633
Fiserv, Inc.†	8,782	1,013,179
Jack Henry & Associates, Inc.	729	108,213
Paychex, Inc.	3,184	289,967

		23,847,184

Decision Support Software - 0.1%

MSCI, Inc.	1,827	757,328

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	1,443	818,340

Diagnostic Equipment - 0.4%

Danaher Corp.	9,107	2,000,535
PerkinElmer, Inc.	2,231	281,307
Thermo Fisher Scientific, Inc.	8,301	3,736,114

		6,017,956

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	1,731	900,414

Dialysis Centers - 0.0%

DaVita, Inc.†	1,176	120,105

Disposable Medical Products - 0.0%

Teleflex, Inc.	301	119,834

Distribution/Wholesale - 1.7%

Copart, Inc.†	217,969	23,793,496
Fastenal Co.	8,296	384,685
Pool Corp.	882	295,267
WW Grainger, Inc.	374	139,394

		24,612,842

Diversified Manufacturing Operations - 0.1%

Illinois Tool Works, Inc.	2,754	556,803
Parker-Hannifin Corp.	1,329	381,370
Trane Technologies PLC	2,287	350,460

		1,288,633

Drug Delivery Systems - 0.1%

DexCom, Inc.†	1,991	791,980

E-Commerce/Products - 9.7%

Amazon.com, Inc.†	46,213	142,933,574
eBay, Inc.	16,217	914,963
Etsy, Inc.†	2,930	645,391

		144,493,928

E-Commerce/Services - 3.4%

Booking Holdings, Inc.†	379	882,505
Expedia Group, Inc.	1,475	237,475
Match Group, Inc.†	131,931	20,165,654
MercadoLibre, Inc.†	18,263	29,916,803

		51,202,437

E-Services/Consulting - 0.0%

CDW Corp.	1,195	187,484

Electric Products-Misc. - 0.1%

AMETEK, Inc.	2,008	236,884
Emerson Electric Co.	5,094	437,574

		674,458

Electric-Integrated - 0.1%

AES Corp.	4,234	112,455
NextEra Energy, Inc.	18,434	1,354,530

		1,466,985

Electronic Components-Misc. - 0.0%

Garmin, Ltd.	1,233	152,917

Electronic Components-Semiconductors - 4.6%

Advanced Micro Devices, Inc.†	24,821	2,097,623
Broadcom, Inc.	5,696	2,676,380
IPG Photonics Corp.†	410	93,214
Marvell Technology Group, Ltd.	638,848	30,843,581
Microchip Technology, Inc.	3,872	590,983
Monolithic Power Systems, Inc.	17,795	6,664,583
NVIDIA Corp.	41,978	23,028,291
Qorvo, Inc.†	2,239	391,221
Skyworks Solutions, Inc.	1,673	297,493
Texas Instruments, Inc.	10,946	1,885,667
Xilinx, Inc.	5,179	674,824

		69,243,860

Electronic Connectors - 0.1%

Amphenol Corp., Class A	4,250	534,140
TE Connectivity, Ltd.	2,844	369,805

		903,945

Electronic Forms - 1.8%

Adobe, Inc.†	56,928	26,168,094

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	4,373	533,812
Keysight Technologies, Inc.†	2,557	361,867
Trimble, Inc.†	4,966	368,179

		1,263,858

Electronic Security Devices - 0.0%

Allegion PLC	481	52,323

Energy-Alternate Sources - 0.0%

Enphase Energy, Inc.†	2,507	441,382

Engineering/R&D Services - 0.0%

Jacobs Engineering Group, Inc.	1,035	119,108

Enterprise Software/Service - 0.4%

Oracle Corp.	23,236	1,498,955
Paycom Software, Inc.†	1,064	398,191
salesforce.com, Inc.†	18,944	4,101,376
Tyler Technologies, Inc.†	969	449,054

		6,447,576

Entertainment Software - 0.1%

Activision Blizzard, Inc.	10,973	1,049,128
Electronic Arts, Inc.	3,804	509,622

Take-Two Interactive Software, Inc.†	2,660	490,664

		2,049,414

Finance-Credit Card - 7.0%

Mastercard, Inc., Class A	140,457	49,700,709
Visa, Inc., Class A	257,855	54,765,824

		104,466,533

Finance-Other Services - 0.1%

Cboe Global Markets, Inc.	1,103	109,153
Intercontinental Exchange, Inc.	6,965	768,309
Nasdaq, Inc.	1,511	208,956

		1,086,418

Food-Confectionery - 0.0%

Hershey Co.	915	133,270

Food-Misc./Diversified - 0.0%

Lamb Weston Holdings, Inc.	676	53,925
McCormick & Co., Inc.	1,505	126,841

		180,766

Gold Mining - 0.0%

Newmont Corp.	10,173	553,208

Hotels/Motels - 0.0%

Hilton Worldwide Holdings, Inc†	1,847	228,437

Independent Power Producers - 0.0%

NRG Energy, Inc.	180	6,572

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc.	1,260	306,533

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	2,144	548,049
Linde PLC	6,524	1,593,618

		2,141,667

Instruments-Controls - 0.0%

Mettler-Toledo International, Inc.†	469	523,427

Instruments-Scientific - 0.0%

Waters Corp.†	559	153,099

Insurance Brokers - 0.1%

Aon PLC, Class A	2,467	561,761
Arthur J. Gallagher & Co.	1,004	120,279
Marsh & McLennan Cos., Inc.	5,188	597,761

		1,279,801

Insurance-Property/Casualty - 0.1%

Progressive Corp.	8,084	694,820

Internet Application Software - 2.6%

Shopify, Inc., Class A†	9,829	12,590,654
Wix.com, Ltd.†	74,866	26,096,042

		38,686,696

Internet Content-Entertainment - 8.4%

Facebook, Inc., Class A†	201,700	51,961,954
Netflix, Inc.†	66,284	35,717,133
Snap, Inc., Class A†#	554,679	36,420,223
Twitter, Inc.†	17,982	1,385,693

		125,485,003

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	684	129,946

Investment Management/Advisor Services - 0.1%

BlackRock, Inc.	2,218	1,540,401
T. Rowe Price Group, Inc.	2,929	474,908

		2,015,309

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	5,560	1,200,293

Machinery-Farming - 0.1%

Deere & Co.	4,987	1,741,061

Machinery-General Industrial - 0.1%

Chart Industries, Inc.†	7,786	1,114,098
IDEX Corp.	522	101,879
Otis Worldwide Corp.	3,852	245,411

		1,461,388

Machinery-Pumps - 0.0%

Xylem, Inc.	1,063	105,832

Medical Information Systems - 0.0%

Cerner Corp.	3,214	222,216

Medical Instruments - 1.1%

Boston Scientific Corp.†	362,855	14,071,517
Edwards Lifesciences Corp.†	7,223	600,231
Intuitive Surgical, Inc.†	1,708	1,258,455

		15,930,203

Medical Labs & Testing Services - 1.6%

Catalent, Inc.†	2,935	333,739
IQVIA Holdings, Inc.†	2,376	458,069
Lonza Group AG	36,323	22,912,260

		23,704,068

Medical Products - 0.3%

Abbott Laboratories	21,968	2,631,327
ABIOMED, Inc.†	884	286,902
Cooper Cos., Inc.	250	96,533
Hologic, Inc.†	3,530	254,478
STERIS PLC	610	106,628
Stryker Corp.	3,272	794,082
Varian Medical Systems, Inc.†	598	104,811
West Pharmaceutical Services, Inc.	1,520	426,588

		4,701,349

Medical-Biomedical/Gene - 0.4%

Alexion Pharmaceuticals, Inc.†	3,055	466,651
Amgen, Inc.	5,786	1,301,387
Bio-Rad Laboratories, Inc., Class A†	419	244,905
Biogen, Inc.†	1,491	406,864
Illumina, Inc.†	1,549	680,646
Incyte Corp.†	2,075	163,220
Regeneron Pharmaceuticals, Inc.†	2,129	959,264
Vertex Pharmaceuticals, Inc.†	5,306	1,127,790

		5,350,727

Medical-Drugs - 3.1%

AbbVie, Inc.	25,925	2,793,159
AstraZeneca PLC ADR#	328,666	15,900,861
Bristol-Myers Squibb Co.	22,984	1,409,609
Eli Lilly & Co.	9,703	1,988,048
Johnson & Johnson	21,133	3,348,735

Merck & Co., Inc.	23,668	1,718,770
Zoetis, Inc.	119,953	18,621,504

		45,780,686

Medical-HMO - 1.5%

Humana, Inc.	51,190	19,434,283
UnitedHealth Group, Inc.	10,131	3,365,721

		22,800,004

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.†	19,634	665,789

Networking Products - 0.0%

Arista Networks, Inc.†	1,246	348,681

Non-Hazardous Waste Disposal - 0.0%

Waste Management, Inc.	2,214	245,510

Office Automation & Equipment - 0.0%

Zebra Technologies Corp., Class A†	898	448,488

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	376	65,879

Oil Companies-Exploration & Production - 0.0%

Hess Corp.	2,609	170,968

Real Estate Investment Trusts - 0.2%

American Tower Corp.	4,687	1,013,001
Crown Castle International Corp.	5,289	823,762
Duke Realty Corp.	139	5,456
Equinix, Inc.	1,069	693,075
Extra Space Storage, Inc.	531	66,747
Public Storage	1,031	241,192
SBA Communications Corp.	1,418	361,774

		3,205,007

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	1,413	420,198

Respiratory Products - 0.0%

ResMed, Inc.	2,816	542,869

Retail-Apparel/Shoe - 0.0%

L Brands, Inc.†	2,235	122,165

Retail-Auto Parts - 0.0%

AutoZone, Inc.†	182	211,106
O’Reilly Automotive, Inc.†	840	375,757

		586,863

Retail-Building Products - 1.6%

Home Depot, Inc.	15,655	4,044,312
Lowe’s Cos., Inc.	124,337	19,862,836

		23,907,148

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	1,869	187,554

Retail-Discount - 1.4%

Costco Wholesale Corp.	4,688	1,551,728
Dollar General Corp.	5,016	947,974
Dollar Tree, Inc.†	169,011	16,596,880
Target Corp.	6,902	1,266,103

		20,362,685

Retail-Gardening Products - 0.0%

Tractor Supply Co.	2,140	340,174

Retail-Perfume & Cosmetics - 0.0%

Ulta Beauty, Inc.†	510	164,388

Retail-Restaurants - 0.3%

Chipotle Mexican Grill, Inc.†	580	836,360
Domino’s Pizza, Inc.	753	260,922
McDonald’s Corp.	5,928	1,221,998
Starbucks Corp.	13,817	1,492,651
Yum! Brands, Inc.	1,831	189,563

		4,001,494

Semiconductor Components-Integrated Circuits - 2.6%

Analog Devices, Inc.	223,394	34,809,253
Maxim Integrated Products, Inc.	2,882	268,516
QUALCOMM, Inc.	23,288	3,171,593

		38,249,362

Semiconductor Equipment - 2.9%

Applied Materials, Inc.	19,085	2,255,656
ASML Holding NV	66,126	37,499,393
KLA Corp.	3,168	985,977
Lam Research Corp.	2,975	1,687,390
Teradyne, Inc.	3,357	431,744

		42,860,160

Soap & Cleaning Preparation - 0.0%

Church & Dwight Co., Inc.	2,443	192,386

Telecom Equipment-Fiber Optics - 0.0%

Corning, Inc.	7,307	279,420

Transport-Rail - 0.2%

CSX Corp.	7,909	724,069
Kansas City Southern	583	123,794
Norfolk Southern Corp.	2,169	546,718
Union Pacific Corp.	6,713	1,382,610

		2,777,191

Transport-Services - 0.2%

Expeditors International of Washington, Inc.	1,646	151,169
FedEx Corp.	3,505	892,022
United Parcel Service, Inc., Class B	10,724	1,692,569

		2,735,760

Transport-Truck - 0.0%

JB Hunt Transport Services, Inc.	584	85,772
Old Dominion Freight Line, Inc.	1,737	373,056

		458,828

Water - 0.0%

American Water Works Co., Inc.	1,170	166,000

Web Hosting/Design - 0.0%

VeriSign, Inc.†	890	172,687

Web Portals/ISP - 4.2%

Alphabet, Inc., Class A†	25,600	51,760,896
Alphabet, Inc., Class C†	5,470	11,141,624

		62,902,520

Wireless Equipment - 0.0%

Motorola Solutions, Inc.	1,749	306,915

Total Common Stocks (cost $984,773,465)		1,478,221,617

CONVERTIBLE PREFERRED SECURITIES - 0.4%
Internet Application Software - 0.4%

ByteDance, Ltd., Series E-1†(2)(3) (cost $5,436,961)	49,619	5,569,230

EXCHANGE-TRADED FUNDS - 0.6%

SPDR Portfolio S&P 500 Growth ETF# (cost $7,909,169)	151,664	8,344,553

Total Long-Term Investment Securities (cost $998,119,595)		1,492,135,400

SHORT-TERM INVESTMENT SECURITIES - 1.4%
Registered Investment Companies - 1.4%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(1)(5)	20,207,415	20,207,415
U.S. Government Treasuries - 0.0%

United States Treasury Bills Disc. Notes 0.12% due 11/04/2021(4)	$100,000	99,960

Total Short-Term Investment Securities (cost $20,307,335)		20,307,375

REPURCHASE AGREEMENTS - 0.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $5,794,000 and collateralized by $5,523,100 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $5,909,910 (cost $5,794,000)	5,794,000	5,794,000

TOTAL INVESTMENTS (cost $1,024,220,930)	101.7%	1,518,236,775
Liabilities in excess of other assets	(1.7)	(25,720,602)

NET ASSETS	100.0%	$1,492,516,173

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $22,749,941 representing 1.5% of net assets.

(1)

At February 28, 2021, the Fund had loaned securities with a total value of $53,417,601. This was secured by collateral of $20,207,415, which was received in cash and subsequently invested in short-term investments currently valued at $20,207,415 as reported in the Portfolio of Investments. Additional collateral $34,373,566 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$3,981,307
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	9,421,424
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	1,865,658
United States Treasury Bills	0.00%	03/18/2021 to 07/15/2021	2,573,915
United States Treasury Notes/Bonds	0.13% to 8.13%	03/31/2021 to 05/15/2050	16,531,262

(2)	Securities classified as Level 3 (see Note 1).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2021, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ByteDance, Ltd., Series E-1	12/10/2020	49,619	$5,439,961	$5,569,230	$109.57	0.37%

(4)	The security or a portion thereof was pledge as collateral to cover margin requirements for open futures contracts.
(5)	The rate shown is the 7-day yield as of February 28, 2021.

ADR - American Depositary Receipt

ETF - Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

4	Long	S&P 500 E-Mini Index	March 2021	$737,437	$761,840	$24,403

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,478,221,617	$—	$—	$1,478,221,617
Convertible Preferred Securities	—	—	5,569,230	5,569,230
Exchange-Traded Funds	8,344,553	—	—	8,344,553
Short-Term Investment Securities:
Registered Investment Companies	20,207,415	—	—	20,207,415
U.S. Government Treasuries	—	99,960	—	99,960
Repurchase Agreements	—	5,794,000	—	5,794,000

Total Investments at Value	$1,506,773,585	$5,893,960	$5,569,230	$1,518,236,775

Other Financial Instruments:†
Futures Contracts	$24,403	$—	$—	$24,403

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.2%
Applications Software - 0.3%

Nuance Communications, Inc.†	10,800	$481,680
Outset Medical, Inc.†	11,219	558,594
Phreesia, Inc.†	35,617	2,181,541

		3,221,815

Chemicals-Diversified - 0.1%

Codexis, Inc.†	32,618	721,184

Chemicals-Specialty - 0.0%

Amyris, Inc.†	34,400	474,720

Commercial Services-Finance - 0.1%

Multiplan Corp.†	93,400	664,074

Diagnostic Equipment - 8.4%

10X Genomics, Inc., Class A†	24,190	4,305,578
Adaptive Biotechnologies Corp.†	49,602	2,805,985
Avantor, Inc.†	203,387	5,668,396
Danaher Corp.	127,713	28,054,715
GenMark Diagnostics, Inc.†	75,165	1,469,476
Quanterix Corp.†	60,281	4,566,286
Repligen Corp.†	4,280	909,029
Thermo Fisher Scientific, Inc.	77,871	35,048,179

		82,827,644

Diagnostic Kits - 0.8%

DiaSorin SpA	13,425	2,630,546
Quidel Corp.†	30,593	5,025,206

		7,655,752

Disposable Medical Products - 0.9%

ICU Medical, Inc.†	7,909	1,641,117
Teleflex, Inc.	18,281	7,278,032

		8,919,149

Drug Delivery Systems - 2.2%

Becton Dickinson & Co.	62,764	15,135,539
DexCom, Inc.†	17,264	6,867,274

		22,002,813

E-Commerce/Services - 0.1%

JAND, Inc. (dba Warby Parker), Class A(1)(2)	36,095	885,432

Electronic Measurement Instruments - 2.1%
Agilent Technologies, Inc.	125,442	15,312,705
Sartorius AG (Preference Shares)	11,235	5,766,550

		21,079,255

Engineering/R&D Services - 0.1%

908 Devices, Inc.†	11,274	599,664

Enterprise Software/Service - 0.7%

Veeva Systems, Inc., Class A†	24,900	6,974,739

Health Care Providers & Services - 0.1%

Alignment Healthcare Partners LP†(1)(2)	87,707	1,077,042

Healthcare Safety Devices - 0.1%

Tandem Diabetes Care, Inc.†	15,600	1,497,444

Hospital Beds/Equipment - 0.5%

Outset Medical, Inc. Lock-Up Shares†(2)	99,676	4,714,725

Instruments-Controls - 0.3%

Mettler-Toledo International, Inc.†	2,676	2,986,550

Medical Imaging Systems - 0.1%

Lantheus Holdings, Inc.†	44,750	835,930

Medical Information Systems - 0.2%

Oak Street Health, Inc.†	15,112	801,389
Schrodinger, Inc.†	12,872	1,319,123

		2,120,512

Medical Instruments - 4.3%

Alcon, Inc.†	32,970	2,266,744
Bio-Techne Corp.	6,900	2,495,661
Bruker Corp.	101,082	6,163,980
Intuitive Surgical, Inc.†	42,371	31,218,953
Pulmonx Corp.†	10,452	593,987

		42,739,325

Medical Labs & Testing Services - 2.1%

Catalent, Inc.†	42,701	4,855,531
Evotec SE†	52,514	2,031,981
Invitae Corp.†#	52,966	2,125,525
Lonza Group AG	4,482	2,827,210
Ortho Clinical Diagnostics Holdings PLC†	179,576	3,106,665
PPD, Inc.†	38,516	1,350,371
Teladoc Health, Inc.†#	9,718	2,148,552
Wuxi Biologics Cayman, Inc.†*	178,500	2,210,409

		20,656,244

Medical Products - 9.4%

Abbott Laboratories	57,268	6,859,561
Alphatec Holdings, Inc.†	44,921	720,982
AtriCure, Inc.†	26,026	1,698,717
Cooper Cos., Inc.	11,975	4,623,907
Envista Holdings Corp.†	144,561	5,571,381
Hologic, Inc.†	153,808	11,088,019
Inari Medical, Inc.†	7,787	814,520
iRhythm Technologies, Inc.†	21,729	3,496,196
Nevro Corp.†	27,427	4,530,392
Novocure, Ltd.†	21,550	3,213,105
Penumbra, Inc.†	33,147	9,428,001
Shockwave Medical, Inc.†#	52,222	6,097,441
Stryker Corp.	95,499	23,176,652
West Pharmaceutical Services, Inc.	30,344	8,516,044
Zimmer Biomet Holdings, Inc.	18,850	3,073,681

		92,908,599

Medical-Biomedical/Gene - 35.5%

4D Molecular Therapeutics, Inc.†#	14,903	625,628
Abcam PLC	81,460	1,924,792
ACADIA Pharmaceuticals, Inc.†	95,626	4,682,805
Acceleron Pharma, Inc.†	81,282	11,067,357
ADC Therapeutics SA†#	53,757	1,429,399
Adverum Biotechnologies, Inc.†	31,795	407,930
Akero Therapeutics, Inc.†	10,988	334,035
Allogene Therapeutics, Inc.†	49,765	1,727,343
Alnylam Pharmaceuticals, Inc.†	52,527	7,779,249
Altimmune, Inc.†	4,400	70,136
Amgen, Inc.	49,897	11,222,833
Annexon, Inc.†	22,651	659,371
Apellis Pharmaceuticals, Inc.†	55,218	2,659,851
Arcturus Therapeutics Holdings, Inc.†#	18,489	973,816
Arcutis Biotherapeutics, Inc.†	8,900	304,113
Ardelyx, Inc.†	71,911	463,826
Argenx SE ADR†	46,589	15,406,050
Ascendis Pharma A/S ADR†	42,281	6,552,287
Atea Pharmaceuticals, Inc.†#	11,891	896,106

Atea Pharmaceuticals, Inc. Lock-Up Shares†(2)	71,191	5,096,706
Athira Pharma, Inc.†	31,541	695,794
Avidity Biosciences, Inc.†	14,274	344,432
Axsome Therapeutics, Inc.†	17,777	1,197,459
BeiGene, Ltd. ADR†	19,735	6,315,200
Berkeley Lights, Inc.†	15,593	966,298
Biogen, Inc.†	38,767	10,578,739
BioMarin Pharmaceutical, Inc.†	25,351	1,962,928
BioNTech SE ADR†	83,253	9,077,075
Bluebird Bio, Inc.†	14,205	441,775
Blueprint Medicines Corp.†	32,579	3,199,909
Bridgebio Pharma, Inc.†	24,418	1,725,864
Burning Rock Biotech, Ltd. ADR†#	37,444	1,347,609
C4 Therapeutics, Inc.†	13,130	563,540
C4 Therapeutics, Inc. Lock-Up Shares†(2)	39,764	1,621,337
Cara Therapeutics, Inc.†#	37,022	679,354
Cardiff Oncology, Inc.†	8,147	84,240
Celldex Therapeutic,s Inc.†	13,100	354,748
Cerevel Therapeutics Holdings, Inc.†	75,141	1,139,138
Certara, Inc.†	33,208	1,150,657
Constellation Pharmaceuticals, Inc.†	21,200	534,240
CRISPR Therapeutics AG†	18,777	2,360,081
Cullinan Oncology, Inc.†	13,666	552,380
CureVac NV†	24,329	2,294,225
CytomX Therapeutics, Inc.†	45,300	355,605
Deciphera Pharmaceuticals, Inc.†	17,282	756,606
Denali Therapeutics, Inc.†	98,323	7,059,591
Dicerna Pharmaceuticals, Inc.†	36,967	997,370
Dyne Therapeutics, Inc.†	23,070	426,103
Epizyme, Inc.†	30,834	295,698
Exact Sciences Corp.†	79,397	10,807,520
Exelixis, Inc.†	309,780	6,709,835
Fate Therapeutics, Inc.†	69,705	6,253,933
FibroGen, Inc.†	53,793	2,691,264
Five Prime Therapeutics, Inc.†	38,016	845,096
Flame Biosciences, Inc.†(1)(2)	48,560	318,068
Generation Bio Co.†	80,130	2,798,140
Genmab A/S†	11,893	3,994,436
Global Blood Therapeutics, Inc.†	23,399	996,797
Guardant Health, Inc.†	34,122	5,022,076
Homology Medicines, Inc.†	23,265	249,866
IGM Biosciences, Inc.†	16,000	1,398,880
Illumina, Inc.†	4,300	1,889,463
Immunic, Inc.†	17,426	277,945
Immunocore Holdings PLC ADR	17,572	849,782
Incyte Corp.†	150,565	11,843,443
Insmed, Inc.†	107,366	3,840,482
Ionis Pharmaceuticals, Inc.†	106,111	5,560,216
Iovance Biotherapeutics, Inc.†	130,003	4,849,112
IVERIC bio, Inc.†	96,249	590,969
Karuna Therapeutics, Inc.†#	21,932	2,740,623
Karyopharm Therapeutics, Inc.†	24,824	343,068
Kinnate Biopharma, Inc.†	30,043	1,004,337
Kodiak Sciences, Inc.†#	60,998	7,869,352
Kronos Bio, Inc.†	22,514	654,482
Kronos Bio, Inc. Lock-Up Shares†(2)	18,614	514,053
Kymera Therapeutics, Inc.†	18,002	863,736
Legend Biotech Corp. ADR†	10,415	283,080
Maravai LifeSciences Holdings, Inc., Class A†	14,700	478,044
MaxCyte, Inc.†	34,270	467,901
MeiraGTx Holdings PLC†	30,411	451,299
Mersana Therapeutics, Inc.†	58,139	1,056,967
Mirati Therapeutics, Inc.†	25,583	5,140,136
Moderna, Inc.†	67,647	10,472,432
MorphoSys AG†	10,255	1,031,923
Nkarta, Inc.†	8,102	395,053
Novavax, Inc.†	22,234	5,141,168
Nurix Therapeutics, Inc.†#	29,744	1,059,184
Pacific Biosciences of California, Inc.†	153,480	4,691,884
Pliant Therapeutics Inc†	5,000	165,450
Precision BioSciences, Inc.†	27,800	332,488
Prelude Therapeutics Inc†	20,335	1,267,480
Protara Therapeutics, Inc.†	14,503	249,452
Prothena Corp. PLC†	18,700	417,384
PTC Therapeutics, Inc.†	25,970	1,482,887
Radius Health, Inc.†	29,162	542,705
RAPT Therapeutics, Inc.†	33,599	609,822
Regeneron Pharmaceuticals, Inc.†	26,322	11,859,903
REGENXBIO, Inc.†	12,814	524,221
Relay Therapeutics, Inc.†	16,081	663,663
Replimune Group, Inc.†	42,169	1,460,312
Rocket Pharmaceuticals, Inc.†#	61,930	3,442,069
Royalty Pharma PLC, Class A#	103,456	4,817,946
Sage Therapeutics, Inc.†	39,595	3,365,575
Sana Biotechnology, Inc.	22,719	698,382
Scholar Rock Holding Corp.†	42,013	2,272,903
Seagen, Inc.†	59,095	8,929,845
Seer Inc.†	23,020	1,110,255
Seer, Inc., Class A Lock-Up Shares†(2)	123,624	5,664,266
SpringWorks Therapeutics, Inc.†	13,764	1,184,392
Stoke Therapeutics, Inc.†#	27,709	1,659,492
Syndax Pharmaceuticals, Inc.†	7,800	190,398
TG Therapeutics, Inc.†	14,252	623,810
Translate Bio, Inc.†#	46,034	1,074,434
Turning Point Therapeutics, Inc.†	25,795	3,041,488
Twist Bioscience Corp.†	23,207	3,194,211
Ultragenyx Pharmaceutical, Inc.†	75,000	10,615,500
United Therapeutics Corp.†	12,300	2,056,314
Vaxart, Inc.†	11,200	80,080
Verily Life Sciences LLC†(1)(2)	6,986	956,593
Vertex Pharmaceuticals, Inc.†	87,123	18,517,994
WaVe Life Sciences, Ltd.†	39,568	372,335
Xencor, Inc.†#	54,893	2,704,578
Zai Lab, Ltd. ADR†	18,754	2,766,590
Zeneca, Inc. CVR†(1)	23,110	14,213
Zentalis Pharmaceuticals, Inc.†	15,867	667,049

Zymeworks, Inc.†#	21,017	763,127

		350,167,279

Medical-Drugs - 11.9%

AbbVie, Inc.	160,350	17,276,109
Alector, Inc.†	41,163	748,343
Alkermes PLC†	9,817	186,916
Astellas Pharma, Inc.	154,300	2,423,174
AstraZeneca PLC ADR#	286,454	13,858,644
Chimerix, Inc.†	79,121	776,177
Daiichi Sankyo Co., Ltd.	133,500	3,769,736
Eisai Co., Ltd.	26,200	1,798,938
Eli Lilly & Co.	159,876	32,756,994
Enanta Pharmaceuticals, Inc.†	11,660	575,071
Gemini Therapeutics, Inc.†(2)	35,933	518,872
Ideaya Biosciences, Inc.†	18,400	350,888
Intellia Therapeutics, Inc.†	25,257	1,527,038
Madrigal Pharmaceuticals, Inc.†#	4,300	521,117
Merck & Co., Inc.	260,692	18,931,453
Merck KGaA	30,304	4,919,593
Milestone Pharmaceuticals, Inc.†	24,122	173,437
PRA Health Sciences, Inc.†	19,800	2,918,718
Progenics Pharmaceuticals, Inc. CVR†(1)	54,000	0
Protagonist Therapeutics, Inc.†	35,777	843,264
Reata Pharmaceuticals, Inc., Class A†	12,472	1,524,827
Roche Holding AG	28,212	9,240,659
Seres Therapeutics, Inc.†#	26,788	510,044
uniQure NV†	32,200	1,181,740

		117,331,752

Medical-Generic Drugs - 0.3%

Arvinas, Inc.†	35,299	2,763,912

Medical-HMO - 10.8%

Anthem, Inc.	45,270	13,725,411
Centene Corp.†	250,076	14,639,449
Humana, Inc.	42,712	16,215,611
Molina Healthcare, Inc.†	35,407	7,674,821
UnitedHealth Group, Inc.	162,845	54,100,366

		106,355,658

Medical-Hospitals - 1.4%

HCA Healthcare, Inc.	70,819	12,182,992
Surgery Partners, Inc.†	43,425	1,713,985

		13,896,977

Medical-Outpatient/Home Medical - 0.5%

Amedisys, Inc.†	10,990	2,787,504
Pennant Group, Inc.†	31,791	1,677,929

		4,465,433

Patient Monitoring Equipment - 0.5%

Insulet Corp.†	18,049	4,676,496

Pharmacy Services - 1.9%

Cigna Corp.	81,119	17,026,878
Option Care Health, Inc.†	64,543	1,238,580

		18,265,458

Physicians Practice Management - 0.1%

Accolade, Inc.†#	12,628	559,673

Specified Purpose Acquisitions - 0.4%

BCLS Acquisition Corp., Class A†	36,091	431,648
CM Life Sciences II, Inc.†	31,298	422,523
CM Life Sciences, Inc.†	43,967	976,068
Eucrates Biomedical Acquisition Corp.†	35,726	392,986
FS Development Corp. II, Class A†	31,822	337,313
Health Sciences Acquisitions Corp. 2†	39,862	495,086
Helix Acquisition Corp., Class A†	36,753	409,796
Therapeutics Acquisition Corp., Class A†	43,605	634,017

		4,099,437

Therapeutics - 0.9%

Agios Pharmaceuticals, Inc.†	24,729	1,173,144
G1 Therapeutics, Inc.†#	12,912	285,355
Neurocrine Biosciences, Inc.†	52,246	5,721,459
Sarepta Therapeutics, Inc.†	22,963	1,999,159

		9,179,117

Veterinary Diagnostics - 0.2%

Elanco Animal Health, Inc.†	59,085	1,941,533

Total Common Stocks
(cost $609,895,615)		959,265,337

CONVERTIBLE PREFERRED SECURITIES - 2.3%
Applications Software - 0.1%

Color Health, Inc., Series D1 3.00% due 06/30/2021(1)(2)	26,210	986,901

Commercial Services - 0.1%

Ginkgo Bioworks. Series E†(1)(2)	8,722	1,309,957

E-Commerce/Services - 0.3%

JAND, Inc. (dba Warby Parker) Series D†(1)(2)	75,264	1,846,271
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	2,948	72,316
JAND, Inc. (dba Warby Parker) Series F†(1)(2)	34,881	855,652

		2,774,239

Health Care Providers & Services - 0.3%

Bright Health, Inc. Series E†(1)(2)	60,348	1,232,167
Freenome Holdings, Inc. Series B†(1)(2)	94,602	625,632
PrognomIQ, Inc. Series B†(1)(2)	216,177	493,989
PrognomIQ, Inc. Series A4†(1)(2)	35,670	81,510
PrognomIQ, Inc. Series A5†(1)(2)	30,468	69,623

		2,502,921

Medical Information Systems - 0.5%

Doximity, Inc. Series C†(1)(2)	64,785	4,561,512

Medical Instruments - 0.0%

RefleXion Medical, Inc.† Series C†(1)(2)	160,251	305,509

Medical Labs & Testing Services - 0.7%

Tempus Labs, Inc. Series D†(1)(2)	60,677	3,396,262
Tempus Labs, Inc. Series E†(1)(2)	39,722	2,267,665
Tempus Labs, Inc. Series F†(1)(2)	10,551	607,338
Tempus Labs, Inc. Series G†(1)(2)	6,661	385,271

		6,656,536

Medical Products - 0.1%

Kardium, Inc. Series D-5†(1)(2)	542,402	550,994

Medical-Biomedical/Gene - 0.2%

Caris Life Sciences, Inc. Series C†(1)(2)	217,911	601,434
Freenome Holdings, Inc. Series C†(1)(2)	53,807	355,842
Longboard Pharmaceuticals, Inc. Series A†(1)(2)	23,868	238,680
National Resilience, Inc. Series B†(1)(2)	69,360	947,458
Reflexion Medical, Inc. Series D†(1)(2)	67,040	127,808

		2,271,222

Medical-Wholesale Drug Distribution - 0.0%

Insitro, Inc. Series B†(1)(2)	52,029	324,177

Retirement/Aged Care - 0.0%

Honor Tech, Inc. Series D†(1)(2)	180,527	434,723

Total Convertible Preferred Securities
(cost $11,624,689)		22,678,691

WARRANTS - 0.0%
Medical-Biomedical/Gene - 0.0%

Cerevel Therapeutics Holding† Expires 10/27/2025 (cost $21,438)	11,139	52,576

ESCROWS AND LITIGATION TRUSTS - 0.2%

Acerta Pharma BV, Class B†(1)	9,771,120	1,195,985
Exact Sciences CMO Milestone†(1)	216,096	108,048
Exact Sciences Expense Fund†(1)	220	209
Exact Sciences FDA Milestone†(1)	108,048	54,024
VelosBio, Inc.(1)	256,410	243,589

Total Escrows And Litigation Trusts
(cost $318,369)		1,601,855

Total Long-Term Investment Securities
(cost $621,860,111)		983,598,459

SHORT-TERM INVESTMENT SECURITIES - 1.0%
Registered Investment Companies - 1.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	2,005,980	2,005,980
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(3)(4)	6,761,359	6,761,359
T. Rowe Price Government Reserve Fund 0.05%(3)	1,542,800	1,542,800

Total Short-Term Investment Securities
(cost $10,310,139)		10,310,139

TOTAL INVESTMENTS
(cost $632,170,250)	100.7%	993,908,598
Liabilities in excess of other assets	(0.7)	(7,293,015)

NET ASSETS	100.0%	$986,615,583

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $2,210,409 representing 0.2% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alignment Healthcare Partners LP	2/28/2020	87,707	1,062,887	$1,077,042	$12.28	0.11%
Atea Pharmaceuticals, Inc.
Lock-Up Shares	10/30/2020	71,191	630,224	5,096,706	71.59	0.52%
C4 Therapeutics, Inc.
Lock-Up Shares	6/5/2020	39,764	352,123	1,621,337	40.77	0.16%
Flame Biosciences, Inc.	9/28/2020	48,560	318,068	318,068	6.55	0.03%
Gemini Therapeutics, Inc.	2/8/2021	35,933	359,330	518,872	14.44	0.05%
JAND, Inc. (dba Warby Parker).
Class A	4/23/2015	33,706	387,123
	3/9/2018	2,389	37,548

		36,095	424,671	885,432	24.53	0.09%
Kronos Bio, Inc.
Lock-Up Shares	10/9/2020	18,614	300,626	514,053	27.62	0.05%
Outset Medical, Inc.
Lock-Up Shares	4/19/2017	40,530	829,778
	8/20/2018	28,593	532,202
	1/27/2020	11,264	195,769
	1/28/2020	19,289	335,247

		99,676	1,892,995	4,714,725	47.30	0.48%
Seer, Inc.
Class A, Lock-Up Shares	9/11/2019	66,674	382,208
	5/12/2020	56,950	387,400

		123,624	769,608	5,664,266	45.82	0.57%
Verily Life Sciences LLC	1/25/2019	6,986	861,094	956,593	136.93	0.10%

Convertible Preferred Securities
Bright Health, Inc.
Series E	9/16/2020	60,348	1,232,167	1,232,167	20.42	0.13%
Caris Life Sciences,
Series C	8/14/2020	217,911	601,434	601,434	2.76	0.06%
Color Health, Inc.
Series D1	1/13/2020	26,210	543,971	986,901	37.65	0.10%
Doximity, Inc.
Series C	4/10/2014	64,785	312,316	4,561,512	70.41	0.46%
Freenome Holdings, Inc.
Series B	6/24/2019	94,602	431,111	625,632	6.61	0.06%
Freenome Holdings, Inc.
Series C	8/14/2020	53,807	355,842	355,842	6.61	0.04%
Gingko Bioworks
Series E	9/9/2019	6,443	967,674
	9/30/2019	2,279	324,284

		8,722	1,291,958	1,309,957	150.19	0.13%
Honor Tech, Inc.
Series D	10/16/2020	180,527	434,723	434,723	2.41	0.04%
Insitro, Inc.
Series B	5/21/2020	52,029	324,177	324,177	6.23	0.03%
JAND, Inc. (dba Warby Parker).
Series D	4/23/2015	75,264	864,430	1,846,271	24.53	0.19%
JAND, Inc. (dba Warby Parker).
Series E	3/9/2018	2,948	46,334	72,316	24.53	0.01%
JAND, Inc. (dba Warby Parker).
Series F	4/3/2020	34,881	679,939	855,652	24.53	0.09%
Kardium, Inc.
Series D-5	11/29/2018	542,402	525,533	550,994	1.02	0.06%
Longboard Pharmaceuticals, Inc.
Series A	10/27/2020	23,868	238,680	238,680	10.00	0.02%
National Resilience, Inc.
Series B	10/23/2020	69,360	947,458	947,458	13.66	0.10%
PrognomIQ, Inc.
Series B	9/11/2020	216,177	493,989	493,989	2.29	0.05%
PrognomIQ, Inc.
Series A4	11/15/2019	35,670	81,510	81,510	2.29	0.01%
PrognomIQ, Inc.
Series A5	5/12/2020	30,468	69,623	69,623	2.29	0.01%
RefleXion Medical, Inc.
Series C	4/23/2018	160,251	271,145	305,509	1.91	0.03%
RefleXion Medical, Inc.
Series D	4/4/2020	67,040	127,808	127,808	1.91	0.01%
Tempus Labs, Inc.
Series D	3/20/2018	60,677	568,780	3,396,262	55.97	0.34%
Tempus Labs, Inc.
Series E	8/23/2018	39,722	665,058	2,267,665	57.09	0.23%
Tempus Labs, Inc.
Series F	5/1/2019	10,551	261,239	607,338	57.56	0.06%
Tempus Labs, Inc.
Series G	2/6/2020	6,661	255,465	385,271	57.84	0.04%

				$44,045,785		4.46%

(3)	The rate shown is the 7-day yield as of February 28, 2021.
(4)

At February 28, 2021, the Fund had loaned securities with a total value of $45,184,288. This was secured by collateral of $6,761,359, which was received in cash and subsequently invested in short-term investments currently valued at $6,761,359 as reported in the Portfolio of Investments. Additional collateral of $39,266,038 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The Components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$1,932,333
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	4,572,702
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	905,500
United States Treasury Bills	0.00%	03/18/2021 to 07/29/2021	1,525,516
United States Treasury Notes/Bonds	0.13% to 8.13%	03/15/2021 to 08/15/2050	30,329,987

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Health Care Providers & Services	$—	$—	$1,077,042	$1,077,042
Hospital Beds/Equipment	—	4,714,725	—	4,714,725
Medical-Biomedical/Gene	335,982,043	12,896,362	1,288,874	350,167,279
Medical-Drugs	116,812,880	518,872	0	117,331,752
Pharmacy Services	18,265,458	—	885,432	19,150,890
Other Industries	466,823,649	—	—	466,823,649
Convertible Preferred Securities	—	—	22,678,691	22,678,691
Warrants	52,576	—	—	52,576
Escrows and Litigation Trusts	—	—	1,601,855	1,601,855
Short-Term Investment Securities	10,310,139	—	—	10,310,139

Total Investments at Value	$948,246,745	$18,129,959	$27,531,894	$993,908,598

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks		Convertible Preferred Securities			Convertible Bonds & Notes	Escrows and Litagation Trusts
Balance as of May 31, 2020	$3,688,502		$12,295,108			$543,971	$—
Accrued Discounts	—		—			—	—
Accrued Premiums	—		—			—	—
Realized Gain	—		108,255			—	—
Realized Loss	—		(2)			—	—
Change in unrealized appreciation(1)	892,204		20,140,729			(543,971)	458,517
Change in unrealized depreciation(1)	—		—			—	—
Net purchases	318,068		4,999,400			—	1,143,339
Net sales	(1,074,823)		(301,858)			—	—
Transfers into Level 3	—		—			—	—
Transfers out of Level 3	(572,604)	#	(14,562,942)	#	#	—	—

Balance as of February 28, 2021	$3,251,347		$22,678,690			$—	$1,601,856

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2021 includes:

Common Stocks	Convertible Preferred Securities	Convertible Notes	Escrows and Litagation Trusts
$515,368	$8,706,839	$—	$458,517

#	Private Common Stock was converted to Restricted Common Stock following the Company’s IPO listing. The security is now valued using Level 2 inputs.
##

Convertible Preferred Securities were converted to Restricted Common Stocks upon the Companies’ IPO listings. These securities are now valued using Level 2 inputs with exception of a security which was subsequently converted to publicly traded shares and is now valued with Level 1 inputs.

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2021.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 2/28/21	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)#
Common Stocks	$2,160,093	Market Approach	Market Transaction Price*	$6.55-$136.93 ($71.658860)
	$1,077,042	Market Approach	Transaction Price*	$12.1200
			Gross Profit Multiple*	5.2x
			Revenue Multiple*	1.1x
			Discount for Lack of Marketability	10.0%
	$1,616,069	Income Approach	Estimated Future Cash Distribution*	$0.00-$0.95 ($0.124012)
Preferred Securities	$11,460,642	Market Approach	Market Transaction Price*	$1.01584-$150.19000 ($31.108301)
	$6,656,536	Market Approach	Market Transaction Price*	57.3069
			Future Dividend Payout Adjustment	(2.3%)-0.9% ((1.22%))
	$4,561,512	Market Approach	Transaction Price*	$11.6000
			Gross Profit Multiple*	38.0x
			Revenue Multiple*	21.75x
			EBITDA Multiple*	77.4x
			Discount for Lack of Marketability	10.0%
Escrow and Litigation Trusts	$1,601,856	Income Approach	Estimated Future Cash Distribution*	$0.1224-$0.95 ($0.125113)

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Principal Amount(9)	Value (Note 1)
ASSET BACKED SECURITIES - 1.4%
Diversified Financial Services - 1.4%

BANK VRS Series 2020-BN29, Class XA 1.36% due 11/15/2053(1)(3)(4)	$11,085,149	$1,165,440
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(3)(4)	3,899,038	476,650
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.18% (1 ML+1.07%) due 12/15/2037*(3)	750,000	751,623
CSMC Trust VRS Series 2021-RPL2, Class M3 3.54% due 01/25/2060*(2)	376,575	377,563
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(2)	430,518	431,825
Preston Ridge Partners Mtg. VRS Series 2020-3, Class A1 2.86% due 09/25/2025*(1)(2)	1,545,282	1,557,569
Tesla Auto Lease Trust Series 2019-A, Class E 5.48% due 05/22/2023*	820,000	867,498
Triangle Re, Ltd. FRS Series 2020-1, Class M1A 3.13% (1 ML+3.00%) due 10/25/2030*(2)	1,020,000	1,025,087
Vericrest Opportunity Loan Trust VRS Series 2019-NPL2, Class A1 3.97% due 02/25/2049*(1)	1,376,364	1,381,591
Vericrest Opportunity Loan Trust VRS Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(1)	1,047,030	1,049,025
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(2)	1,302,975	1,302,301
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	780,000	791,880
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	315,000	318,175

Total Asset Backed Securities
(cost $11,498,732)		11,496,227

U.S. CORPORATE BONDS & NOTES - 5.3%
Apparel Manufacturers - 0.1%

William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	516,000	543,413

Building & Construction Products-Misc. - 0.2%

Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	1,360,000	1,403,425

Computer Services - 0.2%

Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,830,000	1,877,243

Consulting Services - 0.2%

Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	1,355,000	1,371,938

Decision Support Software - 0.2%

MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	1,585,000	1,664,250

Diversified Banking Institutions - 1.7%

Bank of America Corp. Senior Notes 1.90% due 07/23/2031	2,353,000	2,269,310
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	5,000,000	5,107,909
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,614,000	2,952,200
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,721,000	3,188,655

		13,518,074

Electronic Components-Semiconductors - 0.2%

Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	1,800,000	1,739,813

Food-Meat Products - 0.2%

NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026	1,595,000	1,721,165

Funeral Services & Related Items - 0.2%

Service Corp. International Senior Notes 3.38% due 08/15/2030	1,360,000	1,334,500

Internet Security - 0.0%

NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	310,000	313,875

Office Automation & Equipment - 0.1%

CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	1,261,000	1,240,824

Oil Companies-Exploration & Production - 0.5%

Apache Corp. Senior Notes 4.25% due 01/15/2030#	1,800,000	1,813,500
Apache Corp. Senior Notes 4.88% due 11/15/2027	451,000	473,550
Hess Corp. Senior Notes 7.88% due 10/01/2029	1,325,000	1,760,428

		4,047,478

Oil Companies-Integrated - 0.3%

BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	3,161,000	2,899,847

Oil Refining & Marketing - 0.2%

Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	1,587,000	1,580,911

Pipelines - 0.5%

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	580,000	624,441
Energy Transfer Operating LP Company Guar. Notes 5.80% due 06/15/2038	1,159,000	1,327,754
ONEOK Partners LP Company Guar. Notes 6.13% due 02/01/2041	1,475,000	1,763,742

		3,715,937

Retail-Pawn Shops - 0.2%

FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,345,000	1,397,347

Transactional Software - 0.1%

Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	772,000	767,445

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	1,398,000	1,488,963

Total U.S. Corporate Bonds & Notes
(cost $42,122,664)		42,626,448

FOREIGN CORPORATE BONDS & NOTES - 1.3%
Banks-Commercial - 0.1%

Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	675,000	723,698

Diversified Banking Institutions - 0.5%

Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*	2,548,000	2,765,925
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	1,297,000	1,328,116

		4,094,041

Energy-Alternate Sources - 0.1%

FS Luxembourg Sarl Senior Sec. Notes 10.00% due 12/15/2025*	400,000	428,100

Food-Meat Products - 0.2%

Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026	1,640,000	1,722,000

Networking Products - 0.1%

Nokia Oyi Senior Notes 4.38% due 06/12/2027	785,000	849,762

Oil Companies-Integrated - 0.3%

Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031	1,490,000	1,610,392
Petroleos Mexicanos Company Guar. Notes 5.95% due 01/28/2031	880,000	847,880

		2,458,272

Total Foreign Corporate Bonds & Notes
(cost $10,072,079)		10,275,873

U.S. GOVERNMENT AGENCIES - 1.7%
Federal Home Loan Bank - 1.0%

1.75% due 03/08/2030	5,100,000	5,243,790
3.25% due 11/16/2028	2,800,000	3,197,666

		8,441,456

Federal Home Loan Mtg. Corp. - 0.6%

Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K740, Class X1 0.76% due 09/25/2027(1)(3)(4)	6,261,377	279,487
Series KG04, Class X1 0.85% due 11/25/2030(1)(3)(4)	11,418,535	800,508
Series K122, Class X1 0.88% due 11/25/2030(1)(3)(4)	1,714,595	126,641
Series K119, Class X1 0.93% due 09/25/2030(1)(3)(4)	24,126,394	1,856,639
Series K121, Class X1 1.03% due 10/25/2030(1)(3)(4)	3,138,065	264,570
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 0.56% (1 ML+0.45%) due 01/15/2041(2)	609,449	611,788
Series 4012, Class NF 0.56% (1 ML+0.45%) due 12/15/2038(2)	116,058	116,334
Series 4001, Class FM 0.61% (1 ML+0.50%) due 02/15/2042(2)	248,233	250,669
Series 3355, Class BF 0.81% (1 ML+0.70%) due 08/15/2037(2)	281,413	288,150

		4,594,786

Federal National Mtg. Assoc. - 0.1%

Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 0.52% (1 ML+0.40%) due 09/25/2042(2)	426,250	428,471

Series 2011-103, Class FD 0.57% (1 ML+0.45%) due 05/25/2040(2)		170,499	170,903

			599,374

Government National Mtg. Assoc. - 0.0%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.66% (1 ML+0.55%) due 02/16/2040(2)		231,440	233,444

Total U.S. Government Agencies
(cost $13,781,834)			13,869,060

U.S. GOVERNMENT TREASURIES - 51.6%
United States Treasury Bonds - 14.4%

United States Treasury Bonds(5)
0.25% due 02/15/2050		18,950,223	19,962,875
0.63% due 02/15/2043		6,621,801	7,561,657
0.75% due 02/15/2042		6,723,699	7,867,647
0.75% due 02/15/2045		26,588,653	31,319,564
0.88% due 02/15/2047		6,366,159	7,736,997
1.00% due 02/15/2046		7,595,516	9,409,687
1.00% due 02/15/2048(13)		10,889,834	13,680,567
1.38% due 02/15/2044		4,788,873	6,324,119
2.13% due 02/15/2040		2,892,192	4,167,750
2.13% due 02/15/2041		4,959,756	7,229,135

			115,259,998

United States Treasury Notes - 37.2%

United States Treasury Notes(5)
0.13% due 01/15/2030		11,844,729	12,862,635
0.13% due 07/15/2024		9,241,804	9,963,639
0.13% due 07/15/2026		28,427,392	31,081,911
0.13% due 07/15/2030		44,186,136	48,115,422
0.13% due 10/15/2024		2,213,136	2,385,692
0.25% due 07/15/2029		10,182,600	11,222,737
0.38% due 01/15/2027		28,547,198	31,540,194
0.38% due 07/15/2023		9,653,359	10,307,412
0.38% due 07/15/2027		15,835,408	17,600,499
0.50% due 01/15/2028		11,779,011	13,160,974
0.50% due 04/15/2024		9,294,660	10,035,147
0.63% due 01/15/2026		10,901,181	12,120,538
0.63% due 04/15/2023		11,744,432	12,462,861
0.75% due 07/15/2028		20,732,047	23,689,198
0.88% due 01/15/2029		45,563,122	52,458,103

			299,006,962

Total U.S. Government Treasuries
(cost $398,289,636)			414,266,960

FOREIGN GOVERNMENT OBLIGATIONS - 29.2%
Sovereign - 29.2%

Commonwealth of Australia Senior Notes 0.79% due 11/21/2027(5)	AUD	20,119,100	16,720,228
Commonwealth of Australia Senior Notes 3.75% due 09/20/2025(5)	AUD	15,180,704	13,986,151
Government of Canada Bonds 2.00% due 12/01/2041(5)	CAD	21,923,948	23,635,690
Government of Canada Bonds 4.00% due 12/01/2031(5)	CAD	25,562,730	29,725,160
Government of Canada Bonds 4.25% due 12/01/2026(5)	CAD	21,231,351	21,787,076
Government of New Zealand Senior Notes 2.22% due 09/20/2025(5)	NZD	47,456,640	38,405,939
Government of Romania Senior Notes 4.63% due 04/03/2049(5)	EUR	1,850,000	2,815,260
Kingdom of Spain Bonds 0.30% due 11/30/2021(5)	EUR	2,612,750	3,212,292
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(5)	EUR	9,651,450	13,734,069
Republic of Italy Bonds 0.40% due 04/11/2024*(5)	EUR	7,494,525	9,231,874
Republic of Italy Senior Notes 0.55% due 05/21/2026*(5)	EUR	33,061,050	41,192,233
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(5)	GBP	6,700,485	10,260,506
United Kingdom Gilt Treasury Bonds 1.25% due 11/22/2032(5)	GBP	4,760,525	9,981,641

Total Foreign Government Obligations
(cost $211,497,050)			234,688,119

LOANS(10)(11)(12) - 2.8%
Advanced Materials - 0.0%

CeramTec AcquiCo GmbH FRS
BTL-B1 coupon TBD due 03/07/2025	EUR	200,000	236,899

Aerospace/Defense-Equipment - 0.0%

TransDigm, Inc. FRS
BTL-E coupon TBD due 05/30/2025		249,370	245,903

Airlines - 0.0%

JetBlue Airways Corp. FRS
BTL coupon TBD due 06/17/2024		123,418	127,172

Appliances - 0.0%

CPI Holdco LLC FRS
BTL-B coupon TBD due 10/30/2027		150,000	150,509

Auto/Truck Parts & Equipment-Original - 0.1%

Panther BF Aggregator 2 LP FRS
BTL-B coupon TBD due 04/30/2026		244,859	244,859
Trico Group LLC FRS
BTL-B coupon TBD due 02/02/2024		163,959	166,572

			411,431

Broadcast Services/Program - 0.0%

Nexstar Broadcasting, Inc. FRS
BTL-B4 coupon TBD due 09/18/2026		224,527	224,590

Building & Construction Products-Misc. - 0.1%

CP Atlas Buyer, Inc. FRS
BTL-B coupon TBD due 11/23/2027	110,000	109,909
Wilsonart LLC FRS
BTL-D coupon TBD due 12/19/2023	199,483	199,514

		309,423

Building Products-Air & Heating - 0.0%

Ingersoll-Rand Services Co. FRS
BTL-B coupon TBD due 03/01/2027	249,372	248,125

Building Products-Cement - 0.0%

Quikrete Holdings, Inc. FRS
1st Lein
2.61% (1 ML+2.50%) due 02/01/2027	249,370	248,903

Building Products-Doors & Windows - 0.1%

NCI Building Systems, Inc. FRS
BTL
3.86% (1 ML+3.75%) due 04/12/2025	299,233	298,983

Building-Heavy Construction - 0.0%

Brand Industrial Services, Inc. FRS
BTL
5.25% (3 ML+4.25%) due 06/21/2024	199,483	198,599

Cable/Satellite TV - 0.1%

Charter Communications Operating LLC FRS
BTL-B2 coupon TBD due 02/01/2027	199,495	199,146
UPC Broadband Holdings BV FRS
BTL-B2 coupon TBD due 01/31/2029	150,000	150,281
UPC Broadband Holdings BV FRS
BTL-B1 coupon TBD due 01/31/2029	150,000	150,281

		499,708

Casino Hotels - 0.1%

Boyd Gaming Corp. FRS
BTL-B
2.34% (1 WL+2.25%)
due 09/15/2023	248,963	248,511
Caesars Resort Collection LLC FRS
BTL-B
2.86% (1 ML+2.75%)
due 12/23/2024	374,036	370,295

		618,806

Chemicals-Specialty - 0.1%

Diamond BC BV FRS
BTL
3.11% (1 ML+3.00%)
due 09/06/2024	299,229	297,405
Starfruit US HoldCo. LLC FRS
BTL-B
coupon TBD
due 10/01/2025	249,349	248,466
Tronox Finance LLC FRS
Initial Dollar
3.11% (1 ML+3.00%)
due 09/23/2024	166,593	166,572
Tronox Finance LLC FRS
Initial Dollar
3.25% (3 ML+3.00%)
due 09/23/2024	144,795	144,777

		857,220

Commercial Services - 0.1%

Amentum Government Services Holdings LLC FRS
BTL-B
1.00% (3 ML+4.75%)
due 01/29/2027	280,000	282,800

Commercial Services-Finance - 0.1%

EVO Payments International LLC FRS
BTL
coupon TBD
due 12/22/2023	299,166	299,540
MPH Acquisition Holdings LLC FRS
BTL-B
3.75% (3 ML+2.75%)
due 06/07/2023	225,000	224,634
WEX, Inc. FRS
BTL-B3
coupon TBD
due 05/15/2026	249,365	248,392

		772,566

Computer Data Security - 0.0%

McAfee LLC FRS
BTL-B1 coupon TBD due 09/30/2024	224,695	225,101

Consulting Services - 0.0%

AlixPartners LLP FRS
BTL-B coupon TBD due 02/04/2028	210,000	209,883

Containers-Metal/Glass - 0.1%

Berlin Packaging LLC FRS
1st Lein
3.13% (1 ML+3.00%) due 11/07/2025	297,491	294,814
Berlin Packaging LLC FRS
1st Lein
3.26% (3 ML+3.00%) due 11/07/2025	1,742	1,726

		296,540

Containers-Paper/Plastic - 0.1%

Flex Acquisition Co, Inc. FRS
BTL
4.00% (3 ML+3.00%) due 12/29/2023	296,515	296,006
Proampac PG Borrower LLC FRS
BTL coupon TBD due 11/03/2025	350,000	350,000

		646,006

Cosmetics & Toiletries - 0.0%

Sunshine Luxembourg VII SARL FRS
BTL coupon TBD due 10/01/2026	199,496	200,120

Data Processing/Management - 0.1%

CCC Information Services, Inc. FRS
1st Lien
4.00% (1 ML+3.00%) due 04/29/2024	224,419	224,699
Dun & Bradstreet Corp. FRS
BTL coupon TBD due 02/06/2026	474,560	475,272

		699,971

Diagnostic Equipment - 0.1%

Avantor Funding, Inc. FRS
BTL-B4 coupon TBD due 11/08/2027	455,000	457,417

Distribution/Wholesale - 0.1%

American Builders & Contractors Supply Co., Inc. FRS
BTL coupon TBD due 01/15/2027	249,369	248,235
Core & Main LP FRS
BTL-B
3.75% (3 ML+2.75%) due 08/01/2024	248,715	248,326

		496,561

Electric-Integrated - 0.0%

Exgen Renewables IV LLC FRS
BTL coupon TBD due 12/15/2027	124,688	125,272

Enterprise Software/Service - 0.1%

E2open LLC FRS
BTL-B coupon TBD due 10/29/2027	245,000	245,000
Hyland Software, Inc. FRS
BTL coupon TBD due 07/01/2024	249,362	250,193
Ultimate Software Group, Inc. FRS
1st Lien coupon TBD due 05/04/2026	249,369	250,482

		745,675

Finance-Credit Card - 0.0%

Blackhawk Network Holdings, Inc. FRS
1st Lien
3.11% (1 ML+3.00%) due 06/15/2025	249,361	246,511

Finance-Investment Banker/Broker - 0.0%

Deerfield Dakota Holding LLC FRS
BTL coupon TBD due 04/09/2027	99,749	100,266

Food-Baking - 0.0%

Hostess Brands, LLC FRS
BTL coupon TBD due 08/03/2025		249,369	248,790

Food-Catering - 0.0%

Aramark Services, Inc. FRS
BTL-B1 coupon TBD due 03/11/2025		250,000	247,292

Food-Misc./Diversified - 0.1%

B&G Foods, Inc. FRS
BTL-B coupon TBD due 10/10/2026		175,000	175,156
Froneri US, Inc. FRS
BTL coupon TBD due 01/29/2027		249,373	247,050

			422,206

Food-Wholesale/Distribution - 0.1%

US Foods, Inc. FRS
BTL-B
1.86% (1 ML+1.75%) due 06/27/2023		249,347	246,878
US Foods, Inc. FRS
BTL-B coupon TBD due 09/13/2026		249,369	245,212

			492,090

Gambling (Non-Hotel) - 0.0%

Scientific Games International, Inc. FRS
BTL-B5
2.86% (1 ML+2.75%) due 08/14/2024		249,359	245,151

Insurance Brokers - 0.1%

Alliant Holdings Intermediate LLC FRS
BTL-B1 3.36% (1 ML+3.25%) due 05/09/2025		249,361	247,506
HUB International, Ltd. FRS
BTL-B
2.91% (2 ML+2.75%) due 04/25/2025		640	632
HUB International, Ltd. FRS
BTL-B
2.97% (3 ML+2.75%) due 04/25/2025		248,721	245,954
Hyperion Insurance Group, Ltd. FRS
BTL-B coupon TBD due 11/12/2027		56,571	56,652
Hyperion Refinance SARL FRS
Delayed Draw coupon TBD due 11/12/2027(14)		68,287	68,385
USI, Inc. FRS
BTL
3.25% (3 ML+3.00%) due 05/16/2024		374,034	371,161

			990,290

Insurance-Multi-line - 0.0%

Acrisure LLC FRS
BTL-B coupon TBD due 02/15/2027		249,372	247,424

Insurance-Property/Casualty - 0.1%

Asurion LLC FRS
BTL-B6
3.11% (1 ML+3.00%) due 11/03/2023		201,844	201,507
Asurion LLC FRS
BTL-B7 coupon TBD due 11/03/2024		149,616	149,149
Asurion LLC FRS
BTL-B1 coupon TBD due 12/23/2026		100,000	99,656
Sedgwick Claims Management Services, Inc. FRS
BTL coupon TBD due 12/31/2025		249,364	247,463

			697,775

Internet Content-Entertainment - 0.0%

Adevinta ASA FRS
BTL-B coupon TBD due 10/13/2027	EUR	105,000	127,186

Internet Content-Information/News - 0.0%

MH Sub I LLC FRS
BTL coupon TBD due 09/13/2024		239,399	238,757

Investment Companies - 0.0%

KPAE Finance Sub, Inc. FRS
BTL-B coupon TBD due 10/28/2027		115,000	115,862

Leisure Products - 0.0%

Hayward Industries, Inc. FRS
1st Lien
3.61% (1 ML+3.50%) due 08/05/2024		248,195	247,884

Machinery-General Industrial - 0.0%

Vertical US Newco, Inc. FRS
BTL-B coupon TBD due 07/30/2027		249,375	251,370

Medical Information Systems - 0.1%

Zelis Payments Buyer, Inc. FRS
BTL coupon TBD due 09/30/2026		275,000	275,246

Medical Labs & Testing Services - 0.0%

PPD, Inc. FRS
BTL coupon TBD due 01/13/2028		155,000	155,387

Medical Products - 0.0%

Agiliti Health, Inc. FRS
BTL coupon TBD due 01/04/2026		160,000	159,000

Medical-Drugs - 0.1%

Bausch Health Americas, Inc. FRS
BTL coupon TBD due 06/02/2025		282,847	283,112

Medical-Generic Drugs - 0.0%

Endo Luxembourg Finance Co. I SARL FRS
BTL-B
5.00% (3 ML+4.25%) due 04/29/2024		249,354	248,263

Medical-Hospitals - 0.1%

Surgery Center Holdings, Inc. FRS
BTL
4.25% (1 ML+3.25%) due 09/03/2024		299,227	298,058

Medical-Nursing Homes - 0.0%

ADMI Corp. FRS
BTL-B2 coupon TBD due 12/23/2027		175,000	174,316

Medical-Outpatient/Home Medical - 0.0%

Dentalcorp Perfect Smile ULC FRS
1st Lien coupon TBD due 06/06/2025		249,361	247,490

Multimedia - 0.1%

EW Scripps Co. FRS
BTL-B3 coupon TBD due 01/07/2028		100,000	100,089
EW Scripps Co. FRS
BTL-B2 coupon TBD due 05/01/2026		274,306	273,163

			373,252

Pharmacy Services - 0.0%

Change Healthcare Holdings LLC FRS
BTL
3.50% (1 ML+2.50%) due 03/01/2024		259,268	259,511

Pollution Control - 0.0%

Filtration Group Corp. FRS
BTL coupon TBD due 03/29/2025		119,700	120,063

Professional Sports - 0.1%

Delta 2 Luxembourg SARL FRS
BTL-B3
3.50% (1 ML+2.50%) due 02/01/2024		300,000	298,125

Protection/Safety - 0.0%

APX Group, Inc. FRS
BTL
5.12% (1 ML+5.00%) due 12/31/2025		199,365	199,829
APX Group, Inc. FRS
BTL
7.25% (USFRBPLR+4.00%) due 12/31/2025		132	132

			199,961

Racetracks - 0.0%

Penn National Gaming, Inc. FRS
BTL coupon TBD due 10/15/2025		268,127	267,424

Real Estate Investment Trusts - 0.0%

VICI Properties 1 LLC FRS
BTL
1.86% (1 ML+1.75%) due 12/20/2024		250,000	248,250

Retail-Arts & Crafts - 0.0%

Michaels Stores, Inc. FRS
BTL-B coupon TBD due 10/01/2027		248,750	248,377

Retail-Auto Parts - 0.1%

Harbor Freight Tools USA, Inc. FRS
BTL-B coupon TBD due 10/19/2027		221,094	221,923
LS Group OpCo Acquistion LLC FRS
BTL-B coupon TBD due 11/02/2027		285,000	285,950

			507,873

Retail-Building Products - 0.1%

Beacon Roofing Supply, Inc. FRS
BTL-B
2.36% (1 ML+2.25%)
due 01/02/2025		137,305	136,885
LBM Acquisition LLC FRS
BTL-B coupon TBD due 12/17/2027		123,077	123,319
LBM Acquisition LLC FRS
Delayed Draw coupon TBD due 12/17/2027(14)		27,350	27,404
SRS Distribution, Inc. FRS
BTL-B coupon TBD due 05/23/2025		249,361	247,054
White Cap Buyer LLC FRS
BTL-B coupon TBD due 10/19/2027		299,250	300,123

			834,785

Retail-Pet Food & Supplies - 0.0%

Petsmart, Inc. FRS
BTL-B coupon TBD due 02/12/2028		100,000	100,656

Retail-Restaurants - 0.1%

1011778 BC ULC FRS
BTL-B coupon TBD due 11/19/2026		274,307	271,436
IRB Holding Corp. FRS
BTL coupon TBD due 12/15/2027		160,000	160,575

			432,011

Retail-Sporting Goods - 0.0%

Bass Pro Group LLC FRS
BTL
5.75% (1 ML+5.00%) due 09/25/2024		199,485	199,540

Security Services - 0.1%

Verisure Holding AB FRS
BTL coupon TBD due 01/15/2028	EUR	245,000	295,769

Technology Services - 0.0%

Peraton Holding Corp. FRS
Delayed Draw coupon TBD due 02/19/2028(14)	70,143	70,406
Peraton Holding Corp. FRS
BTL-B coupon TBD due 02/01/2028	39,856	39,806

		110,212

Telecom Services - 0.1%

MTN Infrastructure TopCo, Inc. FRS
BTL
4.00% (1 ML+3.00%) due 11/15/2024	299,231	298,732

Telephone-Integrated - 0.0%

Frontier Communications Corp. FRS
BTL coupon TBD due 10/08/2021	100,000	100,625

Television - 0.0%

Gray Television, Inc. FRS
BTL-C coupon TBD due 01/02/2026	250,000	249,781

Veterinary Diagnostics - 0.0%

Elanco Animal Health, Inc. FRS
BTL coupon TBD due 08/01/2027	249,360	248,814

Web Hosting/Design - 0.0%

Go Daddy Operating Co. LLC FRS
BTL-B
1.86% (1 ML+1.75%) due 02/15/2024	199,311	199,040

Total Loans
(cost $21,846,243)		22,186,710

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.9%
Diversified Banking Institutions - 0.4%

BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 03/19/2021(6)#	3,161,000	3,091,932

Pipelines - 0.5%

Energy Transfer Operating LP 6.25% due 02/15/2023(6)	2,554,000	2,106,999
EnLink Midstream Partners LP 6.00% due 12/15/2022(6)	475,000	283,219
MPLX LP Series B 6.88% due 02/15/2023(6)	1,271,000	1,271,000

		3,661,218

Total Preferred Securities/Capital Securities
(cost $6,985,128)		6,753,150

ESCROWS AND LITIGATION TRUSTS - 0.0%

Lehman Brothers Holdings, Inc. FRS† Escrow Notes (cost $0)	1,000,000	8,200

Total Long-Term Investment Securities
(cost $716,093,366)		756,170,747

SHORT-TERM INVESTMENT SECURITIES - 0.4%

Registered Investment Companies - 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(7)(8) (cost $3,182,287)	3,182,287	3,182,287

REPURCHASE AGREEMENTS - 4.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $37,183,000 and collateralized by $35,444,400 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $37,926,746 (cost $37,183,000)	37,183,000	37,183,000

TOTAL INVESTMENTS
(cost $756,458,653)	99.2%	796,536,034
Other assets less liabilities	0.8	6,298,245

NET ASSETS	100.0%	$802,834,279

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $91,825,864 representing 11.4% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)	Interest Only
(5)	Principal Amount of security is adjusted for inflation.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	The rate shown is the 7-day yield as of February 28, 2021.

(8)

At February 28, 2021, the Fund had loaned securities with a total value of $4,820,095. This was secured by collateral of $3,182,287, which was received in cash and subsequently invested in short-term investments currently valued at $3,182,287 as reported in the Portfolio of Investments. Additional collateral of $1,767,749 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
United States Treasury Bills	0.00%	04/08/2021 to 04/29/2021	$1,278,830
United States Treasury Notes/Bonds	1.88% to 2.25%	09/30/2022 to 11/15/2024	488,919

(9)	Denominated in United States dollars unless otherwise indicated.

(10)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)	All or a portion of this holding is subject to unfunded loan commitments (see Note 4).

BTL - Bank Term Loan

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of February 28, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

AUD Australian Dollar

CAD Canadian Dollar

EUR Euro Currency

GBP British Pound

NZD New Zealand Dollar

Index Legend

1 ML - 1 Month USD LIBOR

1 WL - 1 Week LIBOR

2 ML - 2 Month USD LIBOR

3 ML - 3 Month USD LIBOR

USFRBPLR - US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group	USD	16,325,922	NZD	22,713,000	03/17/2021	$85,522	$—

Bank of America, N.A.	AUD	56,003,000	USD	42,011,210	03/17/2021	—	(1,082,844)
	USD	2,278,843	AUD	2,972,000	03/17/2021	8,097	—

						8,097	(1,082,844)

BNP Paribas Sa	EUR	58,321,000	USD	70,928,892	03/17/2021	537,499	—
	USD	9,659,637	AUD	12,124,000	03/17/2021	—	(330,274)

						537,499	(330,274)

Morgan Stanley and Co. International Plc	CAD	122,865,000	USD	96,671,781	03/17/2021	120,788	—
	GBP	15,101,000	USD	20,222,957	03/17/2021	—	(817,526)

						120,788	(817,526)

Royal Bank Of Canada	USD	17,541,178	CAD	22,263,000	03/17/2021	—	(46,247)

Standard Chartered Bank	USD	900,772	CAD	1,145,000	03/17/2021	—	(997)

State Street Bank And Trust Company	NZD	76,400,000	USD	54,063,314	03/17/2021	—	(1,140,062)

UBS Ag	EUR	791,000	USD	962,516	03/31/2021	7,483	—

Net Unrealized Appreciation/(Depreciation)						$759,389	$(3,417,950)

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro Currency

GBP - British Pound

NZD - New Zealand Dollar

USD - United States Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
709	Short	Canada 10 Year Bond	June 2021	$78,596,901	$77,875,232	$721,669
173	Short	Euro-Bund	March 2021	36,984,961	36,194,346	790,615
100	Short	Long GILT	June 2021	17,952,434	17,800,917	151,517
44	Short	U.S. Treasury Ultra Bonds	June 2021	8,349,529	8,318,750	30,779

						$1,694,580

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Interest Rate Swap Contracts

			Rates Exchanged		Value
Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation
Barclays Bank PLC	USD 100,000	04/15/2022	USD-12 Month- USCPI/Maturity	1.135%/Maturity	$—	$1,493,045

USCPI - United States Consumer Price Index

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$11,496,227	$—	$11,496,227
U.S. Corporate Bonds & Notes	—	42,626,448	—	42,626,448
Foreign Corporate Bonds & Notes	—	10,275,873	—	10,275,873
U.S. Government Agencies	—	13,869,060	—	13,869,060
U.S. Government Treasuries	—	414,266,960	—	414,266,960
Foreign Government Obligations	—	234,688,119	—	234,688,119
Loans	—	22,186,710	—	22,186,710
Preferred Securities/Capital Securities	—	6,753,150	—	6,753,150
Escrows and Litigation Trusts	—	8,200	—	8,200
Short-Term Investment Securities	3,182,287	—	—	3,182,287
Repurchase Agreements	—	37,183,000	—	37,183,000

Total Investment at Value	$3,182,287	$793,353,747	$—	$796,536,034

Other Financial Instruments:†
Over the Counter Interest Rate Swap Contracts	$—	$1,493,045	$—	$1,493,045
Futures Contracts	1,694,580	—	—	1,694,580
Forward Foreign Currency Contracts	—	759,389	—	759,389

Total Other Financial Instruments	$1,694,580	$2,252,434	$—	$3,947,014

LIABILITIES:
Other Financial Instruments:†
Over the Counter Interest Rate Swap Contracts	$—	$—	$—	$—
Futures Contracts	—	—	—	—
Forward Foreign Currency Contracts	—	3,417,950	—	3,417,950

Total Other Financial Instruments	$—	$3,417,950	$—	$3,417,950

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Foreign Corporate Bonds & Notes
Balance as of May 31, 2020	$9,640,000
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	300,000
Realized Loss	—
Change in unrealized appreciation	360,000
Change in unrealized depreciation	—
Net purchases	—
Net sales	(10,300,000)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of February 28, 2021	$—

There were no Level 3 securities at the end of the reporting period. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 83.4%
Australia - 5.8%

Afterpay, Ltd.†	19,176	$1,763,514
AGL Energy, Ltd.	56,204	405,216
AMP, Ltd.	309,964	357,753
Ampol, Ltd.	22,522	425,960
APA Group#	106,420	760,710
Aristocrat Leisure, Ltd.	51,834	1,210,868
ASX, Ltd.	17,461	908,231
Aurizon Holdings, Ltd.	172,691	506,262
AusNet Services#	169,253	215,533
Australia & New Zealand Banking Group, Ltd.	255,809	5,151,098
BGP Holdings PLC†(1)	835,027	0
BHP Group, Ltd.	265,701	10,044,313
BlueScope Steel, Ltd.	45,335	581,849
Brambles, Ltd.	135,624	1,033,123
CIMIC Group, Ltd.†#	8,565	140,308
Coca-Cola Amatil, Ltd.	45,711	470,957
Cochlear, Ltd.#	5,929	964,467
Coles Group, Ltd.	120,314	1,419,184
Commonwealth Bank of Australia	159,667	10,020,114
Computershare, Ltd.	43,906	448,307
Crown Resorts, Ltd.#	33,592	257,181
CSL, Ltd.	40,984	8,280,810
Dexus	98,421	673,997
Evolution Mining, Ltd.	146,387	473,077
Fortescue Metals Group, Ltd.	152,739	2,833,527
Goodman Group	149,675	1,907,172
GPT Group	175,693	577,248
Insurance Australia Group, Ltd.#	220,054	844,909
Lendlease Corp., Ltd.	62,078	635,287
Macquarie Group, Ltd.	30,975	3,395,826
Magellan Financial Group, Ltd.	11,594	387,528
Medibank Private, Ltd.	248,397	529,427
Mirvac Group	355,100	609,306
National Australia Bank, Ltd.	296,749	5,626,136
Newcrest Mining, Ltd.	73,606	1,395,514
Northern Star Resources, Ltd.	66,813	524,888
Orica, Ltd.	36,608	353,790
Origin Energy, Ltd.	158,852	550,029
Qantas Airways, Ltd.†	83,355	320,687
QBE Insurance Group, Ltd.	132,516	947,249
Ramsay Health Care, Ltd.	16,515	838,693
REA Group, Ltd.#	4,752	500,199
Rio Tinto, Ltd.	33,482	3,276,760
Santos, Ltd.	159,702	888,442
Scentre Group	468,146	1,037,419
SEEK, Ltd.	30,249	598,170
Sonic Healthcare, Ltd.	40,818	996,557
South32, Ltd.	437,109	931,644
Stockland	215,109	690,200
Suncorp Group, Ltd.	115,418	882,755
Sydney Airport†#	119,267	537,772
Tabcorp Holdings, Ltd.	193,585	662,845
Telstra Corp., Ltd.	375,450	889,781
TPG Telecom, Ltd.†#	33,541	175,495
Transurban Group#	246,794	2,430,664
Treasury Wine Estates, Ltd.	65,013	545,264
Vicinity Centres	349,003	440,406
Washington H. Soul Pattinson & Co., Ltd.#	9,716	223,382
Wesfarmers, Ltd.	102,267	3,874,662
Westpac Banking Corp.	325,756	5,970,552
WiseTech Global, Ltd.	13,140	275,715
Woodside Petroleum, Ltd.	86,078	1,627,337
Woolworths Group, Ltd.	113,925	3,453,787

		99,699,856

Austria - 0.1%

Erste Group Bank AG†	25,198	829,689
OMV AG	13,283	638,821
Raiffeisen Bank International AG†	13,351	270,947
Verbund AG	6,142	468,352
voestalpine AG	10,468	414,775

		2,622,584

Belgium - 0.7%

Ageas SA/NV	15,793	885,298
Anheuser-Busch InBev SA NV	68,725	3,935,392
Colruyt SA	4,994	299,107
Elia Group SA#	2,786	301,186
Galapagos NV†	3,826	315,106
Groupe Bruxelles Lambert SA	10,188	1,009,938
KBC Group NV†	22,534	1,620,973
Proximus SADP	13,720	268,173
Sofina SA	1,390	460,365
Solvay SA#	6,685	815,451
UCB SA	11,403	1,134,234
Umicore SA	17,779	1,043,819

		12,089,042

Bermuda - 0.1%

CK Infrastructure Holdings, Ltd.	60,000	347,711
Hongkong Land Holdings, Ltd.	105,300	507,546
Jardine Matheson Holdings, Ltd.	19,686	1,029,971
Jardine Strategic Holdings, Ltd.	19,961	516,591

		2,401,819

Cayman Islands - 0.5%

ASM Pacific Technology, Ltd.	27,700	385,335
Budweiser Brewing Co. APAC, Ltd.*	155,300	474,522
CK Asset Holdings, Ltd.	233,308	1,370,109
CK Hutchison Holdings, Ltd.	243,308	1,838,193
ESR Cayman, Ltd.†*	151,800	480,463
Melco Resorts & Entertainment, Ltd. ADR	19,375	419,662
Sands China, Ltd.†	218,800	1,023,979
WH Group, Ltd.*	863,500	774,834
Wharf Real Estate Investment Co., Ltd.	151,000	902,326
Wynn Macau, Ltd.†	140,800	265,755
Xinyi Glass Holdings, Ltd.	164,000	458,818

		8,393,996

Denmark - 2.0%

Ambu A/S, Class B#	14,740	682,567
AP Moller - Maersk A/S, Series A	287	576,030
AP Moller - Maersk A/S, Series B	553	1,187,974
Carlsberg A/S, Class B	9,291	1,462,271
Chr. Hansen Holding A/S†	9,514	816,297
Coloplast A/S, Class B	10,715	1,632,146
Danske Bank A/S†	62,212	1,147,700
Demant A/S†	9,769	402,445
DSV PANALPINA A/S	18,670	3,429,134

Genmab A/S†	5,900	1,981,601
GN Store Nord A/S	11,549	970,662
H. Lundbeck A/S	6,287	239,414
Novo Nordisk A/S, Class B	155,310	11,036,152
Novozymes A/S, Class B	18,772	1,159,848
Orsted A/S*	17,062	2,762,830
Pandora A/S	9,019	877,433
ROCKWOOL International A/S, Class B	727	263,519
Tryg A/S	13,626	428,908
Vestas Wind Systems A/S	17,762	3,327,205

		34,384,136

Finland - 1.0%

Elisa Oyj	12,829	763,881
Fortum Oyj	40,060	1,000,039
Kesko Oyj, Class B	24,635	625,380
Kone Oyj, Class B	30,656	2,444,168
Neste Oyj	38,158	2,507,314
Nokia Oyj†	509,952	2,030,433
Nordea Bank Abp	292,228	2,641,296
Orion Oyj, Class B	9,550	391,421
Sampo Oyj, Class A	42,484	1,889,923
Stora Enso Oyj, Class R	52,471	1,033,518
UPM-Kymmene Oyj	48,140	1,835,434
Wartsila Oyj Abp	40,028	458,907

		17,621,714

France - 8.5%

Accor SA†	16,495	687,815
Aeroports de Paris†	2,678	339,916
Air Liquide SA	42,708	6,425,712
Alstom SA†	22,605	1,127,510
Amundi SA†*	5,470	415,789
Arkema SA	6,229	687,678
Atos SE†	8,929	696,170
AXA SA	174,454	4,378,142
BioMerieux	3,736	474,207
BNP Paribas SA†	101,453	6,031,663
Bollore SA	79,720	381,474
Bouygues SA	20,568	832,836
Bureau Veritas SA†	26,496	715,781
Capgemini SE	14,519	2,332,509
Carrefour SA	55,309	963,960
Cie de Saint-Gobain†	46,671	2,501,331
Cie Generale des Etablissements Michelin SCA	15,307	2,211,623
CNP Assurances†	15,482	278,516
Covivio	4,687	393,878
Credit Agricole SA†	104,074	1,458,502
Danone SA	55,737	3,796,907
Dassault Aviation SA†	226	243,504
Dassault Systemes SE	11,917	2,471,658
Edenred	22,241	1,231,453
Eiffage SA†	7,636	784,598
Electricite de France SA†	55,986	669,285
Engie SA†	164,738	2,402,072
EssilorLuxottica SA	25,653	4,178,472
Eurazeo SE†	3,546	262,482
Faurecia SE†	7,470	385,844
Gecina SA	4,135	572,248
Getlink SE†	39,686	649,775
Hermes International	2,857	3,182,377
Iliad SA	1,334	235,958
Ipsen SA	3,402	289,996
Kering SA	6,834	4,328,098
Klepierre SA	17,584	414,772
L’Oreal SA	22,700	8,293,298
La Francaise des Jeux SAEM*	7,752	349,715
Legrand SA	24,083	2,089,805
LVMH Moet Hennessy Louis Vuitton SE	25,040	15,861,314
Natixis SA†	85,395	415,843
Orange SA	179,943	2,072,969
Orpea SA†	4,662	559,569
Pernod Ricard SA	18,896	3,587,420
Publicis Groupe SA	19,540	1,144,379
Remy Cointreau SA	2,035	387,942
Renault SA†	17,337	776,580
Safran SA†	28,902	3,949,223
Sanofi	102,195	9,346,401
Sartorius Stedim Biotech	2,494	1,089,308
Schneider Electric SE	48,589	7,202,092
SCOR SE†	14,301	474,164
SEB SA	2,042	366,364
Societe Generale SA†	73,121	1,811,684
Sodexo SA†	7,980	762,752
Suez SA	31,171	648,762
Teleperformance	5,297	1,873,231
Thales SA	9,610	909,508
TOTAL SE	227,333	10,525,831
Ubisoft Entertainment SA†	8,259	673,428
Valeo SA	20,653	728,628
Veolia Environnement SA	48,606	1,310,729
Vinci SA	46,950	4,873,955
Vivendi SE	74,849	2,580,131
Wendel SE	2,418	276,281
Worldline SA†*	21,593	1,922,715

		146,298,532

Germany - 7.7%

adidas AG†	17,173	5,986,035
Allianz SE	37,627	9,070,696
BASF SE	82,842	6,769,821
Bayer AG	88,610	5,358,452
Bayerische Motoren Werke AG	29,863	2,576,232
Bayerische Motoren Werke AG (Preference Shares)	5,129	346,860
Bechtle AG	2,462	464,293
Beiersdorf AG	9,092	898,440
Brenntag SE	13,935	1,080,422
Carl Zeiss Meditec AG	3,630	544,406
Commerzbank AG†	90,365	592,033
Continental AG†	9,922	1,423,399
Covestro AG*	16,554	1,197,595
Daimler AG	77,195	6,170,503
Delivery Hero SE†*	11,674	1,488,813
Deutsche Bank AG†	177,092	2,182,430

Deutsche Boerse AG	17,137	2,802,721
Deutsche Lufthansa AG†	26,957	399,569
Deutsche Post AG	89,221	4,420,095
Deutsche Telekom AG	300,622	5,451,616
Deutsche Wohnen SE	30,832	1,448,954
E.ON SE	202,499	2,064,549
Evonik Industries AG	18,914	636,469
Fresenius Medical Care AG & Co. KGaA	19,232	1,331,003
Fresenius SE & Co. KGaA	37,711	1,612,528
Fuchs Petrolub SE (Preference Shares)	6,269	342,946
GEA Group AG	13,838	477,847
Hannover Rueck SE	5,439	920,709
HeidelbergCement AG	13,422	1,060,404
HelloFresh SE†	13,329	1,037,296
Henkel AG & Co. KGaA	9,373	830,081
Henkel AG & Co. KGaA (Preference Shares)	16,069	1,581,678
HOCHTIEF AG	2,230	198,701
Infineon Technologies AG	117,787	5,116,175
KION Group AG	6,509	549,269
Knorr-Bremse AG	6,543	833,181
LANXESS AG	7,493	554,375
LEG Immobilien AG	6,438	878,846
Merck KGaA	11,657	1,892,414
MTU Aero Engines AG	4,789	1,138,300
Muenchener Rueckversicherungs-Gesellschaft AG	12,636	3,704,772
Nemetschek SE	5,209	327,759
Porsche Automobil Holding SE (Preference Shares)	13,811	1,106,134
Puma SE†	8,842	938,599
Rational AG	461	394,360
RWE AG	57,942	2,190,978
SAP SE	94,184	11,597,870
Sartorius AG (Preference Shares)	3,208	1,646,559
Scout24 AG*	9,705	731,263
Siemens AG	68,999	10,654,435
Siemens Energy AG†	36,047	1,359,142
Siemens Healthineers AG*	24,240	1,340,380
Symrise AG	11,604	1,354,159
TeamViewer AG†*	13,602	730,312
Telefonica Deutschland Holding AG	93,901	250,385
Uniper SE	18,154	635,208
United Internet AG	9,624	423,600
Volkswagen AG	2,928	684,300
Volkswagen AG (Preference Shares)	16,739	3,494,390
Vonovia SE	47,031	2,992,746
Zalando SE†*	13,797	1,415,309

		131,702,816

Hong Kong - 2.2%

AIA Group, Ltd.	1,090,600	13,645,770
Bank of East Asia, Ltd.	118,400	279,649
BOC Hong Kong Holdings, Ltd.	334,000	1,110,972
CLP Holdings, Ltd.	148,000	1,443,470
Galaxy Entertainment Group, Ltd.	196,000	1,791,593
Hang Lung Properties, Ltd.	183,000	474,225
Hang Seng Bank, Ltd.	69,000	1,334,373
Henderson Land Development Co., Ltd.	131,231	570,169
Hong Kong & China Gas Co., Ltd.	961,546	1,450,417
Hong Kong Exchanges & Clearing, Ltd.	108,600	6,625,392
Link REIT	186,600	1,761,001
MTR Corp., Ltd.	139,500	837,203
New World Development Co., Ltd.	137,750	700,609
PCCW, Ltd.	383,000	219,733
Power Assets Holdings, Ltd.	125,000	694,583
Sino Land Co., Ltd.	286,000	432,884
SJM Holdings, Ltd.	179,000	249,238
Sun Hung Kai Properties, Ltd.	117,500	1,887,526
Swire Pacific, Ltd., Class A	45,000	329,822
Swire Properties, Ltd.	105,600	339,681
Techtronic Industries Co., Ltd.	124,000	1,892,825

		38,071,135

Ireland - 0.7%

CRH PLC	70,800	3,058,171
DCC PLC	8,885	714,244
Flutter Entertainment PLC†	13,961	2,685,880
James Hardie Industries PLC CDI	39,986	1,123,311
Kerry Group PLC, Class A	14,341	1,729,449
Kingspan Group PLC†	13,905	1,010,820
Smurfit Kappa Group PLC	22,105	1,044,429

		11,366,304

Isle of Man - 0.1%

Entain PLC†	52,633	1,036,129

Israel - 0.5%

Azrieli Group, Ltd.	3,828	230,370
Bank Hapoalim BM†	102,418	724,032
Bank Leumi Le-Israel BM	131,044	802,088
Check Point Software Technologies, Ltd.†	10,129	1,116,621
CyberArk Software, Ltd.†	3,497	513,465
Elbit Systems, Ltd.	2,392	310,016
ICL Group, Ltd.	63,525	366,751
Israel Discount Bank, Ltd., Class A	104,988	394,888
Mizrahi Tefahot Bank, Ltd.	12,652	301,503
NICE, Ltd.†	5,658	1,299,098
Teva Pharmaceutical Industries, Ltd. ADR†	98,824	1,063,346
Wix.com, Ltd.†	4,953	1,726,467

		8,848,645

Italy - 1.6%

Amplifon SpA†	11,230	447,136
Assicurazioni Generali SpA†	99,506	1,866,918
Atlantia SpA†	44,689	837,101
DiaSorin SpA	2,271	444,988
Enel SpA	733,587	6,942,801
Eni SpA	229,450	2,625,026
FinecoBank Banca Fineco SpA†	54,979	966,500
Infrastrutture Wireless Italiane SpA*	30,312	315,076
Intesa Sanpaolo SpA†	1,491,532	3,840,365

Mediobanca Banca di Credito Finanziario SpA†	56,017	582,468
Moncler SpA†	17,477	1,081,757
Nexi SpA†*	39,636	711,843
Poste Italiane SpA*	47,122	534,665
Prysmian SpA	21,767	700,959
Recordati Industria Chimica e Farmaceutica SpA	9,431	479,510
Snam SpA	181,879	942,741
Telecom Italia SpA	754,185	357,524
Telecom Italia SpA (RSP)	543,676	291,383
Terna Rete Elettrica Nazionale SpA	126,904	883,174
UniCredit SpA†	191,700	1,975,266

		26,827,201

Japan - 21.1%

ABC-Mart, Inc.#	3,000	170,552
Acom Co., Ltd.	36,000	160,420
Advantest Corp.	18,000	1,477,555
Aeon Co., Ltd.#	59,000	1,772,851
Aeon Mall Co., Ltd.#	9,200	154,664
AGC, Inc.	17,400	636,615
Air Water, Inc.	16,600	272,838
Aisin Seiki Co., Ltd.	14,600	496,505
Ajinomoto Co., Inc.	42,100	836,905
Alfresa Holdings Corp.	17,000	327,576
Amada Co., Ltd.	29,100	352,438
ANA Holdings, Inc.†	10,400	249,182
Asahi Group Holdings, Ltd.	40,900	1,769,603
Asahi Intecc Co., Ltd.	17,600	504,414
Asahi Kasei Corp.	113,200	1,217,010
Astellas Pharma, Inc.	167,900	2,636,752
Azbil Corp.	11,100	471,199
Bandai Namco Holdings, Inc.	18,000	1,375,731
Bank of Kyoto, Ltd.#	5,100	305,727
Bridgestone Corp.	48,300	1,885,420
Brother Industries, Ltd.	20,100	394,665
Calbee, Inc.	7,800	204,888
Canon, Inc.	90,200	1,939,899
Capcom Co., Ltd.	7,900	480,248
Casio Computer Co., Ltd.	17,500	336,883
Central Japan Railway Co.	13,000	2,123,270
Chiba Bank, Ltd.	47,800	304,481
Chubu Electric Power Co., Inc.	58,100	712,658
Chugai Pharmaceutical Co., Ltd.	60,600	2,707,799
Chugoku Electric Power Co., Inc.	26,200	312,399
Coca-Cola Bottlers Japan Holdings, Inc.	11,202	192,314
Concordia Financial Group, Ltd.	92,700	357,425
Cosmos Pharmaceutical Corp.	1,810	258,947
CyberAgent, Inc.	9,149	551,026
Dai Nippon Printing Co., Ltd.	21,900	393,232
Dai-ichi Life Holdings, Inc.	97,300	1,706,025
Daifuku Co., Ltd.	9,091	868,206
Daiichi Sankyo Co., Ltd.	153,500	4,334,490
Daikin Industries, Ltd.	22,500	4,373,564
Daito Trust Construction Co., Ltd.	5,900	653,680
Daiwa House Industry Co., Ltd.	51,100	1,439,592
Daiwa House REIT Investment Corp.#	178	466,896
Daiwa Securities Group, Inc.	130,300	632,706
Denso Corp.	39,100	2,343,176
Dentsu Group, Inc.	19,500	671,373
Disco Corp.	2,600	814,672
East Japan Railway Co.	27,300	2,012,253
Eisai Co., Ltd.	22,700	1,558,622
ENEOS Holdings, Inc.	276,800	1,214,497
FANUC Corp.	17,300	4,274,891
Fast Retailing Co., Ltd.#	5,300	5,220,695
Fuji Electric Co., Ltd.	11,400	472,705
FUJIFILM Holdings Corp.	32,500	1,850,697
Fujitsu, Ltd.	17,700	2,550,514
Fukuoka Financial Group, Inc.	15,500	278,461
GLP J-REIT	341	552,152
GMO Payment Gateway, Inc.	3,700	489,770
Hakuhodo DY Holdings, Inc.#	21,100	347,196
Hamamatsu Photonics KK	12,600	741,142
Hankyu Hanshin Holdings, Inc.	20,600	683,156
Harmonic Drive Systems, Inc.#	3,500	268,915
Hikari Tsushin, Inc.	1,900	375,918
Hino Motors, Ltd.	25,900	242,976
Hirose Electric Co., Ltd.	2,935	427,880
Hisamitsu Pharmaceutical Co., Inc.#	4,600	286,543
Hitachi Construction Machinery Co., Ltd.	9,700	298,021
Hitachi Metals, Ltd.	19,300	305,809
Hitachi, Ltd.	87,300	3,993,384
Honda Motor Co., Ltd.	147,000	4,015,109
Hoshizaki Corp.	4,600	403,058
Hoya Corp.	33,900	3,848,117
Hulic Co., Ltd.	27,400	305,373
Ibiden Co., Ltd.	9,500	385,900
Idemitsu Kosan Co., Ltd.	17,476	456,430
Iida Group Holdings Co., Ltd.	13,300	300,948
Inpex Corp.	92,300	678,861
Isuzu Motors, Ltd.	49,700	519,403
Ito En, Ltd.	4,843	267,150
ITOCHU Corp.	121,500	3,610,976
Itochu Techno-Solutions Corp.	8,700	266,889
Japan Airlines Co., Ltd.†	12,700	301,431
Japan Airport Terminal Co., Ltd.#	4,600	221,380
Japan Exchange Group, Inc.	46,000	989,737
Japan Metropolitan Fund Investment Corp.#	470	464,290
Japan Post Bank Co., Ltd.#	36,500	347,211
Japan Post Holdings Co., Ltd.	142,100	1,213,906
Japan Post Insurance Co., Ltd.	20,300	414,970
Japan Real Estate Investment Corp.	119	724,527
Japan Tobacco, Inc.	108,200	1,953,985
JFE Holdings, Inc.†	44,300	464,632
JSR Corp.	18,400	548,056
Kajima Corp.	40,500	515,962
Kakaku.com, Inc.	12,100	383,677
Kansai Electric Power Co., Inc.	63,500	632,945
Kansai Paint Co., Ltd.	16,000	417,581
Kao Corp.	43,500	2,915,371
KDDI Corp.	145,500	4,490,783
Keihan Holdings Co., Ltd.	8,700	390,131
Keikyu Corp.#	19,899	314,367

Keio Corp.	9,300	693,607
Keisei Electric Railway Co., Ltd.	11,700	421,483
Keyence Corp.	16,400	7,778,826
Kikkoman Corp.#	13,100	863,952
Kintetsu Group Holdings Co., Ltd.	15,500	647,075
Kirin Holdings Co., Ltd.	74,200	1,453,790
Kobayashi Pharmaceutical Co., Ltd.	4,401	415,348
Kobe Bussan Co., Ltd.#	11,140	285,829
Koei Tecmo Holdings Co, Ltd.	4,100	230,395
Koito Manufacturing Co., Ltd.	9,400	626,108
Komatsu, Ltd.	78,900	2,361,190
Konami Holdings Corp.	8,400	538,224
Kose Corp.	2,979	477,054
Kubota Corp.	93,600	2,114,002
Kuraray Co., Ltd.	28,800	322,056
Kurita Water Industries, Ltd.	8,900	359,857
Kyocera Corp.	28,900	1,859,339
Kyowa Kirin Co., Ltd.	24,400	679,386
Kyushu Electric Power Co., Inc.	34,200	293,569
Kyushu Railway Co.	13,500	351,067
Lasertec Corp.†	6,825	830,435
Lawson, Inc.#	4,500	210,024
Lion Corp.	20,200	387,722
LIXIL Corp.	24,000	672,527
M3, Inc.	39,800	3,145,692
Makita Corp.	20,200	859,393
Marubeni Corp.	148,900	1,105,907
Marui Group Co., Ltd.	17,100	324,209
Mazda Motor Corp.	51,300	403,778
McDonald’s Holdings Co. Japan, Ltd.	6,000	297,200
Medipal Holdings Corp.	16,500	326,610
MEIJI Holdings Co., Ltd.	10,300	653,201
Mercari, Inc.†#	7,700	369,848
Minebea Mitsumi, Inc.	32,700	802,200
MISUMI Group, Inc.	25,600	780,524
Mitsubishi Chemical Holdings Corp.	115,500	801,603
Mitsubishi Corp.	120,600	3,397,550
Mitsubishi Electric Corp.	164,600	2,422,019
Mitsubishi Estate Co., Ltd.	106,700	1,839,811
Mitsubishi Gas Chemical Co., Inc.	14,300	332,564
Mitsubishi Heavy Industries, Ltd.	28,900	831,795
Mitsubishi UFJ Financial Group, Inc.	1,102,500	5,771,331
Mitsubishi UFJ Lease & Finance Co., Ltd.	36,400	194,985
Mitsui & Co., Ltd.	147,100	3,123,607
Mitsui Chemicals, Inc.	16,600	510,793
Mitsui Fudosan Co., Ltd.	82,700	1,862,001
Miura Co., Ltd.	7,936	410,220
Mizuho Financial Group, Inc.	217,620	3,182,791
MonotaRO Co., Ltd.	11,300	648,773
MS&AD Insurance Group Holdings, Inc.	40,100	1,128,571
Murata Manufacturing Co., Ltd.	51,800	4,412,926
Nabtesco Corp.	10,200	432,516
Nagoya Railroad Co., Ltd.	16,900	428,703
NEC Corp.	23,400	1,273,230
Nexon Co., Ltd.	43,900	1,383,780
NGK Insulators, Ltd.	23,200	409,175
NGK Spark Plug Co., Ltd.	13,800	233,290
NH Foods, Ltd.	7,400	311,356
Nidec Corp.	40,300	5,111,459
Nihon M&A Center, Inc.	13,624	742,581
Nintendo Co., Ltd.	10,100	6,135,138
Nippon Building Fund, Inc.	133	812,261
Nippon Express Co., Ltd.	6,500	482,949
Nippon Paint Holdings Co., Ltd.	13,200	980,759
Nippon Prologis REIT, Inc.	189	578,020
Nippon Sanso Holdings Corp.#	13,700	256,919
Nippon Shinyaku Co., Ltd.	4,100	278,090
Nippon Steel Corp.†	72,900	1,072,009
Nippon Telegraph & Telephone Corp.	116,100	3,003,929
Nippon Yusen KK	13,800	395,506
Nissan Chemical Corp.	11,100	602,927
Nissan Motor Co., Ltd.†	209,400	1,128,966
Nisshin Seifun Group, Inc.	17,800	286,049
Nissin Foods Holdings Co., Ltd.#	5,700	430,461
Nitori Holdings Co., Ltd.	7,200	1,342,464
Nitto Denko Corp.	14,300	1,219,447
Nomura Holdings, Inc.	283,600	1,646,341
Nomura Real Estate Holdings, Inc.	10,400	234,060
Nomura Real Estate Master Fund, Inc.#	383	573,090
Nomura Research Institute, Ltd.	28,900	897,406
NSK, Ltd.	32,300	316,046
NTT Data Corp.	56,900	867,419
Obayashi Corp.	58,600	501,917
OBIC Co., Ltd.	6,300	1,062,658
Odakyu Electric Railway Co., Ltd.	26,599	777,296
Oji Holdings Corp.	77,800	489,740
Olympus Corp.	105,100	2,198,724
Omron Corp.	16,700	1,344,209
Ono Pharmaceutical Co., Ltd.	33,400	897,393
Oracle Corp. Japan	3,500	354,613
Oriental Land Co., Ltd.	18,000	3,012,524
ORIX Corp.	118,500	2,002,699
Orix JREIT, Inc.#	236	401,396
Osaka Gas Co., Ltd.	33,800	604,370
Otsuka Corp.	9,400	436,512
Otsuka Holdings Co., Ltd.	35,200	1,394,857
Pan Pacific International Holdings Corp.	37,200	870,716
Panasonic Corp.	199,130	2,550,889
PeptiDream, Inc.†	8,500	404,287
Persol Holdings Co., Ltd.	15,974	315,749
Pigeon Corp.	10,400	375,627
Pola Orbis Holdings, Inc.	8,232	187,893
Rakuten, Inc.	77,600	867,035
Recruit Holdings Co., Ltd.	114,683	5,681,701
Renesas Electronics Corp.†	69,900	766,575
Resona Holdings, Inc.	186,900	749,914
Ricoh Co., Ltd.#	60,500	523,298
Rinnai Corp.	3,300	333,730
Rohm Co., Ltd.	7,900	775,956
Ryohin Keikaku Co., Ltd.	21,540	484,572
Santen Pharmaceutical Co., Ltd.	32,500	445,753
SBI Holdings, Inc.	21,300	591,073
SCSK Corp.	4,714	277,281
Secom Co., Ltd.	18,900	1,635,831

Sega Sammy Holdings, Inc.	15,600	261,817
Seibu Holdings, Inc.	19,000	228,153
Seiko Epson Corp.	25,200	412,297
Sekisui Chemical Co., Ltd.	32,200	572,438
Sekisui House, Ltd.	55,600	1,041,636
Seven & i Holdings Co., Ltd.#	68,000	2,575,318
SG Holdings Co., Ltd.	28,856	662,690
Sharp Corp.#	19,200	362,584
Shimadzu Corp.	20,000	718,608
Shimamura Co., Ltd.#	2,000	199,071
Shimano, Inc.	6,700	1,496,571
Shimizu Corp.	49,800	376,087
Shin-Etsu Chemical Co., Ltd.	31,900	5,192,223
Shinsei Bank, Ltd.	14,000	199,634
Shionogi & Co., Ltd.	23,900	1,213,666
Shiseido Co., Ltd.	36,100	2,679,856
Shizuoka Bank, Ltd.#	37,600	274,429
SMC Corp.	5,200	3,068,437
SoftBank Corp.	259,100	3,502,632
SoftBank Group Corp.	141,400	13,125,878
Sohgo Security Services Co., Ltd.	6,400	288,194
Sompo Holdings, Inc.	30,300	1,159,754
Sony Corp.	113,700	11,861,194
Square Enix Holdings Co., Ltd.	8,300	470,303
Stanley Electric Co., Ltd.	11,700	346,297
Subaru Corp.	55,500	1,035,337
SUMCO Corp.	23,604	538,090
Sumitomo Chemical Co., Ltd.	134,400	649,336
Sumitomo Corp.	107,200	1,549,243
Sumitomo Dainippon Pharma Co., Ltd.	16,100	254,199
Sumitomo Electric Industries, Ltd.	68,000	986,557
Sumitomo Metal Mining Co., Ltd.	21,000	1,013,012
Sumitomo Mitsui Financial Group, Inc.	117,700	4,131,839
Sumitomo Mitsui Trust Holdings, Inc.	30,500	1,002,026
Sumitomo Realty & Development Co., Ltd.	27,900	960,580
Sundrug Co., Ltd.	6,480	243,163
Suntory Beverage & Food, Ltd.	12,500	427,436
Suzuken Co., Ltd.	6,100	232,337
Suzuki Motor Corp.	33,200	1,432,401
Sysmex Corp.	15,100	1,570,275
T&D Holdings, Inc.	48,500	653,370
Taiheiyo Cement Corp.	10,300	256,256
Taisei Corp.	17,200	605,901
Taisho Pharmaceutical Holdings Co., Ltd.	3,100	189,906
Takeda Pharmaceutical Co., Ltd.	142,200	4,778,464
TDK Corp.	11,700	1,672,761
Teijin, Ltd.	16,100	276,401
Terumo Corp.	58,200	2,157,214
THK Co., Ltd.	10,900	351,250
TIS, Inc.	20,156	418,644
Tobu Railway Co., Ltd.	17,000	483,231
Toho Co., Ltd.#	10,100	379,005
Toho Gas Co., Ltd.	6,700	393,471
Tohoku Electric Power Co., Inc.	38,600	339,305
Tokio Marine Holdings, Inc.	57,000	2,808,959
Tokyo Century Corp.	3,916	254,956
Tokyo Electric Power Co. Holdings, Inc.†	130,400	418,376
Tokyo Electron, Ltd.	13,500	5,515,503
Tokyo Gas Co., Ltd.	33,900	700,294
Tokyu Corp.	45,100	619,414
Tokyu Fudosan Holdings Corp.	55,200	344,887
Toppan Printing Co., Ltd.	23,700	371,747
Toray Industries, Inc.	125,100	817,530
Toshiba Corp.	34,900	1,098,452
Tosoh Corp.	23,500	429,898
TOTO, Ltd.	12,800	769,717
Toyo Suisan Kaisha, Ltd.	8,000	340,729
Toyoda Gosei Co., Ltd.	5,900	152,820
Toyota Industries Corp.	13,200	1,126,882
Toyota Motor Corp.	191,300	14,129,227
Toyota Tsusho Corp.	19,200	803,340
Trend Micro, Inc.	12,000	576,387
Tsuruha Holdings, Inc.	3,304	424,953
Unicharm Corp.	36,400	1,439,677
United Urban Investment Corp.	267	366,203
USS Co., Ltd.	19,799	375,939
Welcia Holdings Co., Ltd.#	8,500	271,518
West Japan Railway Co.	14,700	898,314
Yakult Honsha Co., Ltd.	11,600	573,498
Yamada Holdings Co., Ltd.	65,400	312,290
Yamaha Corp.	12,100	673,137
Yamaha Motor Co., Ltd.	25,300	550,408
Yamato Holdings Co., Ltd.	27,800	730,762
Yamazaki Baking Co., Ltd.	10,900	183,345
Yaskawa Electric Corp.#	21,600	1,078,024
Yokogawa Electric Corp.	20,600	389,602
Z Holdings Corp.	239,300	1,455,847
ZOZO, Inc.	9,793	305,931

		362,433,068

Jersey - 0.6%

Experian PLC	82,659	2,617,599
Ferguson PLC	20,284	2,382,856
Glencore PLC†	901,339	3,650,452
WPP PLC	110,518	1,314,627

		9,965,534

Luxembourg - 0.2%

ArcelorMittal SA†	64,654	1,510,085
Aroundtown SA	90,111	653,863
Eurofins Scientific SE†	11,959	1,062,562
SES SA FDR	34,586	276,084
Tenaris SA	42,591	444,302

		3,946,896

Netherlands - 4.4%

ABN AMRO Bank NV CVA†*	38,152	438,228
Adyen NV†*	1,638	3,786,648
Aegon NV	161,392	770,342
Airbus SE†	53,039	6,137,687
Akzo Nobel NV	17,404	1,796,658
Argenx SE†#	4,028	1,349,132
ASML Holding NV	38,392	21,555,892

CNH Industrial NV†	92,296	1,363,044
Davide Campari-Milano NV	52,385	592,738
EXOR NV	9,782	784,865
Ferrari NV	11,369	2,215,340
Heineken Holding NV	10,392	892,739
Heineken NV#	23,379	2,304,589
ING Groep NV#	351,817	3,836,920
JDE Peet’s NV†	6,761	274,500
Just Eat Takeaway.com NV†#*	11,402	1,098,916
Koninklijke Ahold Delhaize NV	99,280	2,616,134
Koninklijke DSM NV	15,545	2,561,108
Koninklijke KPN NV	322,214	1,052,782
Koninklijke Philips NV†	82,172	4,457,049
Koninklijke Vopak NV	6,342	302,328
NN Group NV	25,998	1,198,254
Prosus NV	43,961	5,201,217
QIAGEN NV†	20,820	1,029,936
Randstad NV†	10,746	717,516
Stellantis NV	191,793	3,108,735
STMicroelectronics NV	57,490	2,217,586
Wolters Kluwer NV	24,625	1,951,439

		75,612,322

New Zealand - 0.3%

a2 Milk Co., Ltd.†#	66,948	468,737
Auckland International Airport, Ltd.†	112,894	615,866
Fisher & Paykel Healthcare Corp., Ltd.	51,856	1,095,955
Mercury NZ, Ltd.	61,436	268,563
Meridian Energy, Ltd.	115,566	475,963
Ryman Healthcare, Ltd.	36,078	381,899
Spark New Zealand, Ltd.	165,692	549,518
Xero, Ltd.†	10,951	997,920

		4,854,421

Norway - 0.5%

Adevinta ASA†	21,623	302,003
DNB ASA#	85,521	1,663,451
Equinor ASA	88,148	1,659,650
Gjensidige Forsikring ASA	18,039	414,015
Mowi ASA#	39,645	957,450
Norsk Hydro ASA	121,299	671,505
Orkla ASA	67,743	623,943
Schibsted ASA, Class A†	6,819	275,808
Schibsted ASA, Class B†	8,840	303,618
Telenor ASA	63,112	1,020,131
Yara International ASA	15,720	755,305

		8,646,879

Papua New Guinea - 0.0%

Oil Search, Ltd.#	178,041	580,853

Portugal - 0.1%

Banco Espirito Santo SA†(1)	213,818	0
EDP - Energias de Portugal SA	250,492	1,434,390
Galp Energia SGPS SA	45,211	506,436
Jeronimo Martins SGPS SA	22,704	352,007

		2,292,833

Singapore - 0.9%

Ascendas Real Estate Investment Trust	300,224	661,961
CapitaLand Integrated Commercial Trust	408,552	643,437
CapitaLand, Ltd.	238,000	567,602
City Developments, Ltd.	41,000	226,309
DBS Group Holdings, Ltd.	161,900	3,234,600
Genting Singapore, Ltd.	545,400	349,720
Keppel Corp., Ltd.	131,400	500,609
Mapletree Commercial Trust	194,300	297,264
Mapletree Logistics Trust	260,778	361,811
Oversea-Chinese Banking Corp., Ltd.	298,200	2,457,791
Singapore Airlines, Ltd.†	120,849	451,348
Singapore Exchange, Ltd.	72,500	543,179
Singapore Technologies Engineering, Ltd.	140,800	397,036
Singapore Telecommunications, Ltd.	736,400	1,297,840
Suntec Real Estate Investment Trust	178,100	193,674
United Overseas Bank, Ltd.	106,100	1,963,813
UOL Group, Ltd.	41,800	231,665
Venture Corp., Ltd.	24,952	359,291
Wilmar International, Ltd.	173,300	686,234

		15,425,184

Spain - 2.0%

ACS Actividades de Construccion y Servicios SA	24,507	749,274
Aena SME SA†*	6,088	1,034,978
Amadeus IT Group SA†	40,633	2,818,982
Banco Bilbao Vizcaya Argentaria SA	601,410	3,340,082
Banco Santander SA†	1,629,280	5,695,931
CaixaBank SA	323,697	940,070
Cellnex Telecom SA#*	28,535	1,551,023
Enagas SA	22,449	470,346
Endesa SA	28,648	710,316
Ferrovial SA	43,898	1,093,201
Grifols SA#	26,904	675,839
Iberdrola SA	551,878	6,941,682
Industria de Diseno Textil SA	98,387	3,241,940
Naturgy Energy Group SA	26,629	665,396
Red Electrica Corp. SA	39,042	653,127
Repsol SA	136,574	1,716,220
Siemens Gamesa Renewable Energy SA	21,502	799,052
Telefonica SA	456,567	1,942,372

		35,039,831

SupraNational - 0.1%

HK Electric Investments & HK Electric Investments, Ltd.	239,269	234,443
HKT Trust & HKT, Ltd.	342,000	464,733
Unibail-Rodamco-Westfield	12,489	916,473

		1,615,649

Sweden - 2.7%

Alfa Laval AB†	28,375	878,076
Assa Abloy AB, Class B	90,402	2,266,500
Atlas Copco AB, Class A	60,567	3,458,041
Atlas Copco AB, Class B	35,196	1,706,468
Boliden AB	24,669	977,248
Electrolux AB, Series B	20,343	480,514
Epiroc AB, Class A	59,439	1,261,439
Epiroc AB, Class B	35,174	692,325
EQT AB	21,489	599,327
Essity AB, Class B	54,891	1,649,870
Evolution Gaming Group AB*	14,432	1,797,185
Fastighets AB Balder, Class B†	9,133	437,835
Hennes & Mauritz AB, Class B†	72,460	1,707,687
Hexagon AB, Class B	25,385	2,115,241
Husqvarna AB, Class B	37,701	461,222
ICA Gruppen AB	9,071	430,673
Industrivarden AB, Class A†	9,638	342,425
Industrivarden AB, Class C†	14,403	475,728
Investment AB Latour, Class B	13,353	304,099
Investor AB, Class B	41,082	3,039,832
Kinnevik AB, Class B	21,819	1,013,960
L E Lundbergforetagen AB, Class B†	6,855	341,130
Lundin Energy AB	16,763	542,164
Nibe Industrier AB, Class B	28,126	883,694
Sandvik AB†	101,825	2,733,776
Securitas AB, Class B	28,242	432,967
Skandinaviska Enskilda Banken AB, Class A†	146,794	1,689,437
Skanska AB, Class B	30,683	744,191
SKF AB, Class B	34,345	935,916
Svenska Cellulosa AB SCA, Class B†	54,646	940,008
Svenska Handelsbanken AB, Class A†	140,327	1,479,400
Swedbank AB, Class A	81,681	1,431,853
Swedish Match AB	14,630	1,052,042
Tele2 AB, Class B	45,042	568,366
Telefonaktiebolaget LM Ericsson, Class B	263,259	3,286,100
Telia Co AB	221,318	894,037
Volvo AB, Class B†	128,440	3,290,135

		47,340,911

Switzerland - 7.7%

ABB, Ltd.	166,223	4,772,984
Adecco Group AG	13,977	877,049
Alcon, Inc.†	44,349	3,049,070
Baloise Holding AG	4,181	730,348
Banque Cantonale Vaudoise	2,717	284,947
Barry Callebaut AG	272	588,464
Chocoladefabriken Lindt & Spruengli AG	9	796,460
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	93	779,558
Cie Financiere Richemont SA	47,082	4,532,998
Clariant AG	17,964	375,414
Coca-Cola HBC AG	18,064	563,232
Credit Suisse Group AG	220,774	3,185,466
EMS-Chemie Holding AG	738	653,097
Geberit AG	3,341	1,969,377
Givaudan SA	833	3,138,230
Julius Baer Group, Ltd.	20,186	1,238,255
Kuehne & Nagel International AG	4,871	1,155,032
LafargeHolcim, Ltd.	47,221	2,603,865
Logitech International SA	14,833	1,582,034
Lonza Group AG	6,717	4,237,030
Nestle SA	259,852	27,137,844
Novartis AG	200,265	17,214,006
Partners Group Holding AG	1,686	2,021,198
Roche Holding AG	63,368	20,755,780
Schindler Holding AG (Participation Certificate)	3,672	1,001,913
Schindler Holding AG	1,815	483,255
SGS SA	546	1,557,599
Sika AG	12,788	3,376,769
Sonova Holding AG†	4,937	1,263,490
Straumann Holding AG	933	1,127,210
Swatch Group AG (TRQX)	4,746	272,348
Swatch Group AG (XEGT)	2,610	778,137
Swiss Life Holding AG	2,743	1,363,886
Swiss Prime Site AG	6,852	641,021
Swiss Re AG	25,773	2,420,761
Swisscom AG	2,336	1,172,301
Temenos AG	6,018	812,081
UBS Group AG	330,664	5,125,447
Vifor Pharma AG	4,104	510,265
Zurich Insurance Group AG	13,571	5,542,381

		131,690,602

United Kingdom - 11.3%

3i Group PLC	87,771	1,353,668
Admiral Group PLC	17,238	741,614
Anglo American PLC	110,648	4,273,942
Antofagasta PLC	35,568	883,288
Ashtead Group PLC	40,525	2,190,626
Associated British Foods PLC†	32,132	1,060,066
AstraZeneca PLC	118,361	11,452,343
Auto Trader Group PLC†*	87,118	667,793
AVEVA Group PLC	10,359	489,972
Aviva PLC	354,262	1,786,186
BAE Systems PLC	290,132	1,955,982
Barclays PLC	1,564,649	3,479,071
Barratt Developments PLC†	91,846	850,165
Berkeley Group Holdings PLC	11,338	640,216
BHP Group PLC	190,498	6,023,294
BP PLC	1,827,675	7,428,880
British American Tobacco PLC	206,928	7,165,500
British Land Co. PLC	79,404	541,623
BT Group PLC†	805,018	1,385,676
Bunzl PLC	30,385	946,975
Burberry Group PLC†	36,503	923,290
Coca-Cola European Partners PLC	18,454	940,231
Compass Group PLC†	160,895	3,261,512
Croda International PLC	12,584	1,081,376
Diageo PLC	210,827	8,260,993
Direct Line Insurance Group PLC	123,076	549,731
Evraz PLC	45,991	365,866
Fresnillo PLC	16,616	210,660
GlaxoSmithKline PLC	452,539	7,507,725
Halma PLC	34,242	1,081,494
Hargreaves Lansdown PLC	29,947	630,213

Hikma Pharmaceuticals PLC	15,590	485,659
HSBC Holdings PLC†	1,837,003	10,907,791
Imperial Brands PLC	85,361	1,585,270
Informa PLC†	135,485	1,039,677
InterContinental Hotels Group PLC†	15,651	1,090,685
Intertek Group PLC	14,557	1,086,240
J Sainsbury PLC	160,428	505,576
JD Sports Fashion PLC†	39,501	456,992
Johnson Matthey PLC	17,456	742,967
Kingfisher PLC†	190,323	703,729
Land Securities Group PLC#	63,533	588,619
Legal & General Group PLC	538,174	1,944,190
Lloyds Banking Group PLC†	6,384,718	3,469,124
London Stock Exchange Group PLC	28,529	3,822,828
M&G PLC	234,498	600,806
Melrose Industries PLC†	438,190	1,012,797
Mondi PLC	43,794	1,052,183
National Grid PLC	317,503	3,567,072
Natwest Group PLC†	437,446	1,122,607
Next PLC†	11,991	1,262,963
Ocado Group PLC†#	43,849	1,343,989
Pearson PLC	67,900	710,433
Persimmon PLC	28,767	1,038,025
Phoenix Group Holdings PLC	49,564	490,273
Prudential PLC	235,306	4,617,462
Reckitt Benckiser Group PLC	64,149	5,362,344
RELX PLC	174,233	4,108,399
Rentokil Initial PLC†	167,251	1,087,477
Rio Tinto PLC	101,201	8,723,252
Rolls-Royce Holdings PLC†	754,719	1,132,438
Royal Dutch Shell PLC, Class A	369,911	7,445,922
Royal Dutch Shell PLC, Class B	334,279	6,462,296
RSA Insurance Group PLC	93,312	878,035
Sage Group PLC	98,396	765,759
Schroders PLC	11,212	547,188
Segro PLC	107,418	1,361,559
Severn Trent PLC	21,534	657,026
Smith & Nephew PLC	78,974	1,524,418
Smiths Group PLC	35,736	728,888
Spirax-Sarco Engineering PLC	6,651	992,407
SSE PLC	93,774	1,730,406
St James’s Place PLC	48,423	792,015
Standard Chartered PLC†	241,971	1,557,804
Standard Life Aberdeen PLC	202,261	875,803
Taylor Wimpey PLC†	328,708	721,739
Tesco PLC†	697,361	2,184,075
Unilever PLC (LSE)	105,245	5,473,599
Unilever PLC (Euronext Amsterdam)	131,900	6,851,946
United Utilities Group PLC	61,503	736,214
Vodafone Group PLC	2,419,390	4,112,921
Whitbread PLC†	18,204	861,034
WM Morrison Supermarkets PLC#	217,205	517,009

		193,569,901

Total Common Stocks (cost $1,179,316,227)		1,434,378,793

EXCHANGE-TRADED FUNDS - 3.2%
United States - 3.2%

iShares MSCI EAFE ETF (cost $46,752,535)	748,100	55,366,881

WARRANTS - 0.0%
Switzerland - 0.0%

Cie Financiere Richemont SA Expires 11/22/2023 (cost $0)	94,272	33,163

Total Long-Term Investment Securities (cost $1,226,068,762)		1,489,778,837

SHORT-TERM INVESTMENT SECURITIES - 2.6%
Registered Investment Companies - 1.4%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(2)(3)	24,019,679	24,019,679

U.S. Government Treasuries - 1.2%

United States Treasury Bills 0.08% due 02/24/2022(4)	$6,000,000	5,995,240
0.09% due 12/02/2021(4)	2,900,000	2,898,515
0.10% due 11/04/2021(4)	8,000,000	7,996,832
0.10% due 12/30/2021(4)	750,000	749,538
0.12% due 10/07/2021(4)	2,500,000	2,499,236

		20.139.361

Total Short-Term Investment Securities (cost $44,154,982)		44,159,040

REPURCHASE AGREEMENTS - 12.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $207,522,000 and collateralized by $197,818,300 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $211,672,491 (cost $207,522,000)	207,522,000	207,522,000

TOTAL INVESTMENTS (cost $1,477,745,744)	101.3%	1,741,459,877
Liabilities in excess of other assets	(1.3)	(22,685,977)

NET ASSETS	100.0%	$1,718,773,900

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $26,020,895 representing 1.5% of net assets.

(1)	Securities classified as Level 3 (see Note 1).

(2)

At February 28, 2021, the Fund had loaned securities with a total value of $33,545,046. This was secured by collateral of $24,019,679, which was received in cash and subsequently invested in short-term investments currently valued at $24,019,679 as reported in the Portfolio of Investments. Additional collateral of $12,504,355 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
United States Treasury Bills	0.00%	04/08/2021 to 07/15/2021	$534,619
United States Treasury Notes/Bonds	0.13% to 8.13%	03/31/2021 to 02/15/2050	11,969,736

(3)	The rate shown is the 7-day yield as of February 28, 2021.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements of open futures contracts.

ADR - American Depositary Receipt

CDI - Chess Depositary Interest

CVA - Certification Van Aandelen (Dutch Cert.)

ETF - Exchange-Traded Funds

Euronext Amerstdam— Euronext Stock Exchange, Amsterdam

FDR - Fiduciary Depositary Receipt

LSE - London Stock Exchange

RSP - Risparmio Shares-Savings Shares on the Italian Stock Exchange

TRQX - Turquoise Stock Exchange

XEGT - Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2,104	Long	MSCI EAFE Index	March 2021	$223,339,439	$227,652,800	$4,313,361

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Repurchase Agreements	12.1%
Medical-Drugs	6.5
Banks-Commercial	4.4
Diversified Banking Institutions	3.7
Exchange-Traded Funds	3.2
Auto-Cars/Light Trucks	2.6
Oil Companies-Integrated	2.2
Insurance-Life/Health	2.1
Telephone-Integrated	2.1
Food-Misc./Diversified	2.0
Cosmetics & Toiletries	1.9
Semiconductor Equipment	1.8
Registered Investment Companies	1.4
Metal-Diversified	1.3
Electric-Integrated	1.2
U.S. Government Treasuries	1.2
Electronic Components-Misc.	1.2
Food-Retail	1.2
Medical Products	1.2
Chemicals-Diversified	1.1
Insurance-Multi-line	1.1
Industrial Automated/Robotic	1.1
Diversified Minerals	1.1
Finance-Other Services	1.0
Real Estate Investment Trusts	0.9
Textile-Apparel	0.9
Enterprise Software/Service	0.9
Audio/Video Products	0.9
Retail-Apparel/Shoe	0.9
Chemicals-Specialty	0.9
Import/Export	0.9
Building & Construction Products-Misc.	0.9
Transport-Services	0.8
Machinery-Electrical	0.8
Real Estate Operations & Development	0.7
Beverages-Wine/Spirits	0.7
Transport-Rail	0.7
Diversified Manufacturing Operations	0.7
Brewery	0.7
Power Converter/Supply Equipment	0.7
Medical-Biomedical/Gene	0.7
Tobacco	0.7
Computer Services	0.7
Commercial Services	0.7
Insurance-Property/Casualty	0.7
Cellular Telecom	0.6
Machinery-General Industrial	0.6
Aerospace/Defense-Equipment	0.6
Commercial Services-Finance	0.6
Electronic Components-Semiconductors	0.6
Apparel Manufacturers	0.6
Electric-Generation	0.5
Internet Content-Information/News	0.5
Building-Heavy Construction	0.5
Investment Companies	0.5
Toys	0.5
Building Products-Cement	0.5
Paper & Related Products	0.5
Real Estate Management/Services	0.4
Auto/Truck Parts & Equipment-Original	0.4
Soap & Cleaning Preparation	0.4
Human Resources	0.4
Insurance-Reinsurance	0.4
Athletic Footwear	0.4
Industrial Gases	0.4
Building-Residential/Commercial	0.4
Medical Labs & Testing Services	0.4
Building Products-Air & Heating	0.4
Machinery-Construction & Mining	0.3
Medical Instruments	0.3
Electric-Distribution	0.3
Retail-Building Products	0.3
Rubber-Tires	0.3
Oil Refining & Marketing	0.3
Networking Products	0.3
Investment Management/Advisor Services	0.3
Multimedia	0.3
Aerospace/Defense	0.3
Oil Companies-Exploration & Production	0.3
Electronic Measurement Instruments	0.3
Optical Supplies	0.3
Energy-Alternate Sources	0.3
Food-Catering	0.3
Public Thoroughfares	0.3
Gambling (Non-Hotel)	0.2
Food-Dairy Products	0.2
Office Automation & Equipment	0.2
Steel-Producers	0.2
Gas-Distribution	0.2
Private Equity	0.2
Building & Construction-Misc.	0.2
Auto-Heavy Duty Trucks	0.2
Casino Hotels	0.2
Machinery-Farming	0.2
Distribution/Wholesale	0.2
Diversified Operations	0.2
Coatings/Paint	0.2
Resorts/Theme Parks	0.2
Telecom Services	0.2
Dialysis Centers	0.2
Hotels/Motels	0.2
Metal-Iron	0.2
Airport Development/Maintenance	0.2
Retail-Discount	0.2
Computer Aided Design	0.2
Advertising Services	0.2
Miscellaneous Manufacturing	0.2
Entertainment Software	0.1
Water	0.1
Finance-Investment Banker/Broker	0.1
Beverages-Non-alcoholic	0.1
Electric Products-Misc.	0.1
Finance-Leasing Companies	0.1
Gold Mining	0.1
Security Services	0.1
Electronic Security Devices	0.1
Machine Tools & Related Products	0.1
E-Commerce/Products	0.1
Rental Auto/Equipment	0.1
Transport-Marine	0.1
E-Commerce/Services	0.1
Web Portals/ISP	0.1
Publishing-Periodicals	0.1
Finance-Consumer Loans	0.1
Electric-Transmission	0.1
Internet Application Software	0.1
Computer Data Security	0.1
Metal-Aluminum	0.1
Computers-Periphery Equipment	0.1
Diagnostic Equipment	0.1
Computers-Integrated Systems	0.1
Bicycle Manufacturing	0.1
Diagnostic Kits	0.1
Casino Services	0.1
Consulting Services	0.1
Machinery-Material Handling	0.1
Advertising Agencies	0.1
Telecommunication Equipment	0.1
Fisheries	0.1
Metal Processors & Fabrication	0.1
Respiratory Products	0.1
Building-Maintenance & Services	0.1
Medical-Generic Drugs	0.1
Pipelines	0.1
Internet Gambling	0.1
Diversified Operations/Commercial Services	0.1
MRI/Medical Diagnostic Imaging	0.1
Food-Flour & Grain	0.1
Gas-Transportation	0.1
Electronics-Military	0.1
Metal-Copper	0.1
Filtration/Separation Products	0.1
Tools-Hand Held	0.1
Medical-Hospitals	0.1
Metal Products-Distribution	0.1
Food-Meat Products	0.1
Semiconductor Components-Integrated Circuits	0.1
Agricultural Chemicals	0.1
Leisure Products	0.1

101.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$99,699,856	$—	$0	$99,699,856
Portugal	2,292,833	—	0	2,292,833
Other Countries	1,332,386,104	—	—	1,332,386,104
Exchange-Traded Funds	55,366,881	—	—	55,366,881
Warrants	33,163	—	—	33,163
Short-Term Investment Securities:
Registered Investment Companies	24,019,679	—	—	24,019,679
U.S. Government Treasuries	—	20,139,361	—	20,139,361
Repurchase Agreements	—	207,522,000	—	207,522,000

Total Investments at Value	$1,513,798,516	$227,661,361	$0	$1,741,459,877

Other Financial Instruments:†

Futures Contracts	$4,313,361	$—	$—	$4,313,361

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Principal Amount(4)/ Shares	Value (Note1)
FOREIGN CORPORATE BONDS & NOTES - 6.9%
Austria - 0.1%

Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	$200,000	$211,240

Brazil - 0.4%

BRF SA Senior Notes 4.88% due 01/24/2030*	300,000	312,375
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*	400,000	415,504

		727,879

British Virgin Islands - 0.8%

Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	400,000	438,027
Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022	330,000	339,246
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023	400,000	412,207
Yunda Holding Investment, Ltd. Company Guar. Notes 2.25% due 08/19/2025	420,000	415,590

		1,605,070

Cayman Islands - 0.5%

Energuate Trust Company Guar. Notes 5.88% due 05/03/2027#	300,000	319,128
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	255,000	264,231
Lamar Funding, Ltd. Company Guar. Notes 3.96% due 05/07/2025	280,000	279,336

		862,695

Chile - 0.3%

Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	510,000	562,693

Colombia - 0.5%

Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	210,000	225,593
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	175,000	189,145
Ecopetrol SA Senior Notes 6.88% due 04/29/2030	300,000	366,270
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	240,000	245,402

		1,026,410

India - 0.2%

ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	430,000	448,275

Indonesia - 0.5%

Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028	200,000	244,850
Pertamina Persero PT Senior Notes 6.50% due 05/27/2041	300,000	379,500
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024	400,000	362,800

		987,150

Luxembourg - 0.3%

Rumo Luxembourg SARL Company Guar. Notes 5.25% due 01/10/2028*	220,000	233,695
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023	370,000	400,810

		634,505

Mexico - 1.3%

Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	250,000	251,062
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	340,000	329,664
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	500,000	427,500
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	200,000	209,630
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	690,000	655,195
Petroleos Mexicanos Company Guar. Bonds 6.63% due 06/15/2038	300,000	275,250
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	500,000	439,500

		2,587,801

Netherlands - 0.9%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030		300,000	304,560
MDGH - GMTN BV Company Guar. Notes 3.70% due 11/07/2049		300,000	307,365
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037		250,000	264,375
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029		420,000	426,300
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031		400,000	432,320

			1,734,920

Peru - 0.2%

Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*		300,000	306,150

Philippines - 0.2%

Philippine National Bank Senior Notes 3.28% due 09/27/2024		400,000	424,874

Singapore - 0.5%

BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*		580,000	562,804
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039		273,600	326,870

			889,674

United Arab Emirates - 0.2%

DP World PLC Senior Notes 4.70% due 09/30/2049		400,000	424,920

Total Foreign Corporate Bonds & Notes
(cost $12,915,436)			13,434,256

FOREIGN GOVERNMENT OBLIGATIONS - 62.2%
Angola - 0.6%

Republic of Angola Senior Notes 9.13% due 11/26/2049		570,000	549,127
Republic of Angola Senior Notes 9.50% due 11/12/2025		500,000	530,600

			1,079,727

Australia - 2.2%

Commonwealth of Australia Bonds 2.50% due 05/21/2030	AUD	1,000,000	816,812
Commonwealth of Australia Bonds 2.75% due 04/21/2024	AUD	1,000,000	832,947
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	600,000	475,846
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,000,000	853,160
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	1,600,000	1,352,474

			4,331,239

Bahrain - 0.5%

Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*		540,000	534,168
Kingdom of Bahrain Senior Notes 5.25% due 01/25/2033*#		510,000	499,800

			1,033,968

Belgium - 0.7%

Kingdom of Belgium Bonds 1.00% due 06/22/2031*	EUR	1,000,000	1,330,343

Brazil - 1.0%

Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030#		500,000	497,500
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050		500,000	468,755
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		600,000	586,200
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		450,000	472,729

			2,025,184

Cameroon, United Republic of - 0.3%

Republic of Cameroon Senior Notes 9.50% due 11/19/2025		450,000	486,563

Canada - 0.8%

Government of Canada Bonds 1.25% due 03/01/2025	CAD	1,000,000	800,377
Government of Canada Bonds 1.25% due 06/01/2030	CAD	1,000,000	777,464

			1,577,841

Chile - 0.3%

Republic of Chile Senior Notes 2.45% due 01/31/2031		560,000	567,846

China - 0.3%

People’s Republic of China Senior Bonds 2.25% due 10/21/2050*		600,000	540,538

Colombia - 1.3%

Republic of Colombia Senior Notes 3.13% due 04/15/2031		1,133,000	1,127,335
Republic of Colombia Senior Notes 4.50% due 03/15/2029		500,000	551,880
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	433,000
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		300,000	398,250

			2,510,465

Dominican Republic - 0.5%

Dominican Republic Senior Notes 4.88% due 09/23/2032		470,000	478,813
Dominican Republic Senior Notes 5.88% due 01/30/2060*		450,000	437,625

			916,438

Egypt - 1.8%

Arab Republic of Egypt Senior Notes 5.63% due 04/16/2030	EUR	500,000	611,299
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*		550,000	581,570
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR	500,000	628,372
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		770,000	848,908
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		687,000	713,985

			3,384,134

El Salvador - 0.4%

Republic of El Salvador Senior Notes 6.38% due 01/18/2027		420,000	411,600
Republic of El Salvador Senior Notes 9.50% due 07/15/2052		400,000	419,000

			830,600

Ethiopia - 0.4%

Federal Republic of Ethiopia Senior Notes 6.63% due 12/11/2024		900,000	835,308

France - 4.6%

Government of France Bonds 0.50% due 05/25/2029	EUR	1,050,000	1,334,086
Government of France Bonds 0.50% due 05/25/2040*	EUR	1,000,000	1,216,053
Government of France Bonds 1.25% due 05/25/2036*	EUR	1,000,000	1,380,586
Government of France Bonds 1.75% due 06/25/2039*	EUR	800,000	1,199,807
Government of France Bonds 1.75% due 05/25/2066*	EUR	250,000	402,752
Government of France Bonds 2.00% due 05/25/2048*	EUR	590,000	954,090
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	798,160
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,575,656

			8,861,190

Germany - 3.4%

Federal Republic of Germany Bonds 0.25% due 02/15/2029	EUR	700,000	889,318
Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	1,000,000	1,289,624
Federal Republic of Germany Bonds 1.50% due 02/15/2023	EUR	1,000,000	1,258,553
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	600,000	1,135,598
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	1,000,000	1,934,052
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	50,000	100,523

			6,607,668

Ghana - 0.7%

Republic of Ghana Senior Notes 8.63% due 06/16/2049		580,000	560,547
Republic of Ghana Senior Notes 8.75% due 03/11/2061*		314,000	300,297
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030		400,000	521,968

			1,382,812

Indonesia - 1.7%

Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	1,000,000	1,181,493
Republic of Indonesia Senior Notes 1.85% due 03/12/2031#		1,050,000	995,829
Republic of Indonesia Senior Notes 3.85% due 10/15/2030		300,000	331,083
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		750,000	826,283

			3,334,688

Ireland - 0.4%

Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	775,916

Italy - 4.3%

Republic of Italy Bonds 1.25% due 12/01/2026	EUR	1,000,000	1,276,033
Republic of Italy Senior Notes 1.35% due 04/01/2030	EUR	1,000,000	1,281,333
Republic of Italy Senior Notes 2.00% due 02/01/2028	EUR	500,000	668,529
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	500,000	749,690
Republic of Italy Senior Notes 3.00% due 08/01/2029	EUR	190,000	274,669
Republic of Italy Senior Notes 4.75% due 09/01/2028*	EUR	150,000	237,663
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	350,000	653,815
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	1,094,930
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,268,111
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,913	801,106

			8,305,879

Ivory Coast - 0.6%

Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		560,000	602,000
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		550,000	610,500

			1,212,500

Japan - 9.3%

Government of Japan Bonds 0.10% due 12/20/2029	JPY	200,000,000	1,873,915
Government of Japan Bonds 0.10% due 06/20/2030	JPY	299,999,999	2,804,738
Government of Japan Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,436,381
Government of Japan Bonds 1.30% due 06/20/2035	JPY	75,000,000	795,269
Government of Japan Bonds 1.50% due 03/20/2034	JPY	90,000,000	972,628
Government of Japan Bonds 1.90% due 09/20/2042	JPY	120,000,000	1,421,560
Government of Japan Bonds 2.00% due 09/20/2040	JPY	85,000,000	1,011,149
Government of Japan Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,196,126
Government of Japan Bonds 2.10% due 12/20/2027	JPY	60,000,000	642,278
Government of Japan Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,404,464
Government of Japan Bonds 2.20% due 03/20/2051	JPY	33,000,000	428,469
Government of Japan Bonds 2.30% due 12/20/2036	JPY	130,000,000	1,567,439
Government of Japan Bonds 2.30% due 03/20/2039	JPY	200,000,000	2,445,011

			17,999,427

Kazakhstan - 0.3%

Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		350,000	511,991

Kenya - 0.9%

Republic of Kenya Senior Notes 6.88% due 06/24/2024		480,000	532,315
Republic of Kenya Senior Notes 7.00% due 05/22/2027		420,000	463,059

Republic of Kenya Senior Notes 8.00% due 05/22/2032		200,000	223,950
Republic of Kenya Senior Notes 8.25% due 02/28/2048		400,000	441,544

			1,660,868

Mexico - 1.0%

United Mexican States Senior Notes 2.66% due 05/24/2031		540,000	520,160
United Mexican States Senior Notes 4.50% due 01/31/2050		300,000	304,128
United Mexican States Senior Notes 5.00% due 04/27/2051		380,000	412,684
United Mexican States Senior Notes 8.50% due 05/31/2029	MXN	11,400,000	637,220

			1,874,192

Netherlands - 0.8%

Kingdom of the Netherlands Bonds 2.50% due 01/15/2033*	EUR	1,000,000	1,580,513

Nigeria - 0.3%

Federal Republic of Nigeria Senior Notes 9.25% due 01/21/2049		420,000	480,060

Norway - 1.2%

Kingdom of Norway Bonds 1.50% due 02/19/2026*	NOK	10,000,000	1,180,615
Kingdom of Norway Bonds 1.75% due 03/13/2025*	NOK	5,000,000	597,219
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	5,000,000	616,670

			2,394,504

Oman - 1.4%

Sultanate of Oman Senior Notes 5.38% due 03/08/2027		620,000	640,832
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*		1,025,000	1,129,898
Sultanate of Oman Senior Notes 7.38% due 10/28/2032*		800,000	897,000

			2,667,730

Pakistan - 0.7%

Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027		675,000	722,250
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		550,000	607,062

			1,329,312

Panama - 0.4%

Republic of Panama Senior Notes 3.87% due 07/23/2060		300,000	296,250
Republic of Panama Senior Notes 4.50% due 04/01/2056		200,000	220,302
Republic of Panama Senior Notes 6.70% due 01/26/2036		200,000	268,752

			785,304

Philippines - 0.7%

Republic of the Philippines Senior Notes 2.65% due 12/10/2045		585,000	526,576
Republic of the Philippines Senior Notes 2.95% due 05/05/2045		350,000	331,411
Republic of the Philippines Senior Notes 3.75% due 01/14/2029		400,000	447,665

			1,305,652

Poland - 0.3%

Republic of Poland Bonds 2.75% due 10/25/2029	PLN	2,000,000	588,712

Qatar - 1.8%

State of Qatar Senior Notes 3.40% due 04/16/2025*		480,000	524,400
State of Qatar Senior Notes 4.40% due 04/16/2050*		880,000	1,030,893
State of Qatar Senior Notes 4.82% due 03/14/2049		1,190,000	1,467,137
State of Qatar Senior Notes 5.10% due 04/23/2048		420,000	534,030

			3,556,460

Romania - 1.0%

Government of Romania Bonds 2.63% due 12/02/2040*	EUR	1,000,000	1,187,197
Government of Romania Senior Notes 3.00% due 02/14/2031		260,000	262,958

Government of Romania Senior Notes 4.00% due 02/14/2051*		500,000	484,650

			1,934,805

Russia - 0.7%

Russian Federation Senior Notes 4.38% due 03/21/2029		1,200,000	1,357,536

Saudi Arabia - 1.8%

Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*		995,000	1,063,866
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030#		750,000	801,909
Kingdom of Saudi Arabia Senior Notes 3.63% due 03/04/2028		250,000	275,643
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*#		500,000	565,330
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047		600,000	683,400

			3,390,148

South Africa - 0.3%

Republic of South Africa Senior Notes 4.30% due 10/12/2028		560,000	554,484

Spain - 4.0%

Kingdom of Spain Bonds 0.60% due 10/31/2029*	EUR	800,000	994,939
Kingdom of Spain Senior Notes 1.00% due 10/31/2050*	EUR	500,000	565,872
Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,303,384
Kingdom of Spain Senior Notes 1.40% due 04/30/2028*	EUR	1,000,000	1,320,570
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*	EUR	600,000	792,295
Kingdom of Spain Senior Notes 1.95% due 07/30/2030*	EUR	1,000,000	1,388,993
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	400,000	893,137
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	528,485

			7,787,675

Sri Lanka - 0.9%

Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023		1,070,000	642,834
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		300,000	174,039
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		870,000	495,474
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030		800,000	455,608

			1,767,955

Turkey - 0.8%

Republic of Turkey Senior Notes 5.13% due 02/17/2028		700,000	693,701
Republic of Turkey Senior Notes 5.60% due 11/14/2024		250,000	261,250
Republic of Turkey Senior Notes 7.63% due 04/26/2029		600,000	674,190

			1,629,141

Ukraine - 1.0%

Government of Ukraine Senior Notes 7.25% due 03/15/2033*		200,000	203,258
Government of Ukraine Senior Notes 7.75% due 09/01/2022		370,000	389,273
Government of Ukraine Senior Notes 7.75% due 09/01/2024		460,000	497,375
Government of Ukraine Senior Notes 9.75% due 11/01/2028		700,000	826,759

			1,916,665

United Arab Emirates - 1.2%

Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*		510,000	539,889
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		1,050,000	1,151,850
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		215,000	236,500
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050		400,000	440,000

			2,368,239

United Kingdom - 4.5%

United Kingdom Gilt Treasury Bonds 0.63% due 06/07/2025	GBP	1,000,000	1,413,597
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	850,000	1,238,270
United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	900,000	1,346,318
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	440,057
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	765,732
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	449,115
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	300,000	566,415
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	300,000	597,202
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	200,000	503,639
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	700,000	1,335,250

			8,655,595

Uruguay - 0.1%

Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031		193,015	222,693

Total Foreign Government Obligations
(cost $116,566,748)			120,250,508

U.S. GOVERNMENT TREASURIES - 26.1%
United States - 26.1%

United States Treasury Bonds
2.50% due 02/15/2045		500,000	531,152
2.88% due 05/15/2049		400,000	459,391
3.00% due 02/15/2047		1,200,000	1,398,234
3.13% due 08/15/2044		900,000	1,063,336
3.38% due 05/15/2044		700,000	859,606
3.38% due 11/15/2048		450,000	564,082
3.75% due 11/15/2043		500,000	648,106
United States Treasury Notes
0.25% due 07/31/2025		3,000,000	2,946,094
0.63% due 08/15/2030		2,000,000	1,856,875
1.13% due 02/28/2027		1,900,000	1,914,473
1.38% due 06/30/2023		1,000,000	1,026,836
1.38% due 01/31/2025		1,500,000	1,547,871
1.50% due 11/30/2024		1,000,000	1,036,719
1.50% due 08/15/2026		1,000,000	1,032,695
1.50% due 02/15/2030		2,000,000	2,020,313
1.63% due 08/15/2029		2,500,000	2,560,352
1.75% due 05/15/2023		2,000,000	2,068,203
2.00% due 11/30/2022		1,500,000	1,548,281
2.00% due 08/15/2025		2,000,000	2,117,656
2.00% due 11/15/2026		1,500,000	1,588,711
2.13% due 12/31/2022		1,100,000	1,139,488
2.13% due 03/31/2024		1,500,000	1,582,149
2.13% due 05/15/2025#		500,000	531,582
2.25% due 11/15/2024#		1,500,000	1,597,324
2.25% due 11/15/2025		1,000,000	1,071,016
2.25% due 11/15/2027		600,000	643,781
2.38% due 08/15/2024#		2,050,000	2,187,654
2.38% due 05/15/2027		1,200,000	1,298,109
2.50% due 08/15/2023		2,000,000	2,111,406
2.50% due 05/15/2024		1,700,000	1,816,742
2.75% due 11/15/2023		1,500,000	1,600,371
2.75% due 02/15/2024		1,200,000	1,286,156
2.75% due 02/15/2028#		1,600,000	1,770,813
2.88% due 08/15/2028#		1,500,000	1,677,012
3.13% due 11/15/2028		1,200,000	1,364,953

Total U.S. Government Treasuries
(cost $50,075,607)			50,467,542

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.2%
China - 0.2%

China Minmetals Corp. 3.75% due 11/13/2022(1) (cost $410,449)		430,000	439,685

Total Long-Term Investment Securities
(cost $179,968,240)			184,591,991

SHORT-TERM INVESTMENT SECURITIES - 5.6%
Registered Investment Companies - 5.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(2)		7,668,723	7,668,723
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(2)(3)		3,182,200	3,182,200

Total Short-Term Investment Securities
(cost $10,850,923)			10,850,923

TOTAL INVESTMENTS
(cost $190,819,163)		101.0%	195,442,914
Liabilities in excess of other assets		(1.0)	(2,006,211)

NET ASSETS		100.0%	$193,436,703

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $32,774,360 representing 16.9% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	The rate shown is the 7-day yield as of February 28, 2021.

(3)

At February 28, 2021, the Fund had loaned securities with a total value of $11,385,416. This was secured by collateral of $3,182,200 which was received in cash and subsequently invested in short-term investments currently valued at $3,182,200 as reported in the Portfolio of Investments. Additional collateral of $8,534,878 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	zero coupon to 23.81%	04/25/2023 to 03/25/2051	$2,984,105
Federal National Mtg. Assoc.	0.19% to 42.35%	03/01/2021 to 01/01/2058	2,463,196
Government National Mtg. Assoc.	0.56% to 38.87%	04/16/2036 to 06/16/2063	2,574,678
United States Treasury Bills	0.00%	04/15/2021 to 06/17/2021	55,711
United States Treasury Notes/Bonds	0.13% to 3.00%	04/15/2021 to 08/15/2049	457,188

(4)	Denominated in United States dollars unless otherwise indicated.
AUD	- Australian Dollar
CAD	- Canadian Dollar
EUR	- Euro Currency
GBP	- British Pound
JPY	- Japanese Yen
MXN	- Mexican Peso
NOK	- Norwegian Krone
PLN	- Polish Zloty

Industry Allocation*
Sovereign	62.2%
United States Treasury Notes	23.2
Registered Investment Companies	5.6
United States Treasury Bonds	2.9
Oil Companies-Integrated	1.9
Banks-Commercial	0.8
Electric-Generation	0.7
Electric-Distribution	0.5
Investment Companies	0.4
Transport-Services	0.3
Finance-Leasing Companies	0.3
Energy-Alternate Sources	0.2
Building & Construction-Misc.	0.2
Warehousing & Harbor Transportation Services	0.2
Multimedia	0.2
Industrial Gases	0.2
Oil Companies-Exploration & Production	0.2
Steel-Producers	0.2
Food-Meat Products	0.2
Chemicals-Diversified	0.2
Electric-Integrated	0.1
Metal-Aluminum	0.1
Cellular Telecom	0.1
Paper & Related Products	0.1

101.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$13,434,256	$—	$13,434,256
Foreign Government Obligations	—	120,250,508	—	120,250,508
U.S. Government Treasuries	—	50,467,542	—	50,467,542
Preferred Securities/Capital Securities	—	439,685	—	439,685
Short-Term Investment Securities	10,850,923	—	—	10,850,923

Total Investments at Value	$10,850,923	$184,591,991	$—	$195,442,914

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 94.2%
Bermuda - 3.0%

Brookfield Infrastructure Partners LP	350,855	$17,876,062

Canada - 7.2%

Brookfield Asset Management, Inc., Class A	410,843	16,577,515
Canada Goose Holdings, Inc.†#	598,886	26,848,059

		43,425,574

Cayman Islands - 6.0%

Alibaba Group Holding, Ltd. ADR†	46,109	10,962,876
TAL Education Group ADR†	328,529	25,474,139

		36,437,015

China - 3.3%

Foshan Haitian Flavouring & Food Co., Ltd., Class A	752,912	20,128,158

Denmark - 10.6%

Chr. Hansen Holding A/S†	135,365	11,614,261
DSV PANALPINA A/S	284,572	52,267,573

		63,881,834

France - 9.7%

Dassault Systemes SE	49,111	10,185,919
Hermes International	34,637	38,581,722
Pernod Ricard SA	51,827	9,839,394

		58,607,035

Germany - 1.6%

adidas AG†	28,285	9,859,372

Hong Kong - 3.3%

AIA Group, Ltd.	1,591,718	19,915,842

India - 7.5%

HDFC Bank, Ltd.†	1,686,253	35,279,712
Kotak Mahindra Bank, Ltd.†	415,465	10,128,108

		45,407,820

Italy - 5.2%

Moncler SpA†	512,180	31,701,917

Japan - 7.3%

Keyence Corp.	55,400	26,277,255
Pigeon Corp.#	502,000	18,131,245

		44,408,500

Netherlands - 10.2%

Adyen NV†*	6,104	14,110,928
ASML Holding NV	65,773	36,929,456
Davide Campari-Milano NV	957,620	10,835,500

		61,875,884

Sweden - 1.6%

Vitrolife AB†	288,439	9,346,026

Switzerland - 5.3%

Chocoladefabriken Lindt & Spruengli AG	104	9,203,540
Kuehne & Nagel International AG	43,633	10,346,439
Straumann Holding AG#	10,386	12,547,918

		32,097,897

Taiwan - 4.5%

Taiwan Semiconductor Manufacturing Co., Ltd.	1,262,000	27,457,930

United Kingdom - 3.7%

Diageo PLC	183,202	7,178,542
Rightmove PLC†	1,912,691	15,055,901

		22,234,443

United States - 4.2%

EPAM Systems, Inc.†	68,354	25,537,738

Total Long-Term Investment Securities
(cost $351,020,088)		570,199,047

SHORT-TERM INVESTMENT SECURITIES - 2.1%
Registered Investment Companies - 2.1%

State Street Navigator Securities Lending Government
Money Market Portfolio 0.05%(1)(2) (cost $12,508,639)	12,508,639	12,508,639

TOTAL INVESTMENTS
(cost $363,528,727)	96.3%	582,707,686
Other assets less liabilities	3.7	22,348,537

NET ASSETS	100.0%	$605,056,223

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $14,110,928 representing 2.3% of net assets.

(1)	The rate shown is the 7-day yield as of February 28, 2021.
(2)

At February 28, 2021, the Fund had loaned securities with a total value of $15,789,457. This was secured by collateral of $12,508,639, which was received in cash and subsequently invested in short-term investments currently valued at $12,508,639 as reported in the Portfolio of Investments. Additional collateral of $4,360,519 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
United States Treasury Notes/Bonds	2.25% to 3.00%	11/15/2044 to 11/15/2046	$4,360,519

ADR	- American Depositary Receipt

Industry Allocation*

Apparel Manufacturers	10.8%
Transport-Services	10.4
Banks-Commercial	7.5
Semiconductor Equipment	6.1
Retail-Apparel/Shoe	5.2
Beverages-Wine/Spirits	4.6
Semiconductor Components-Integrated Circuits	4.5
Industrial Automated/Robotic	4.3
Computer Services	4.2
Schools	4.2
Food-Misc./Diversified	3.3
Insurance-Life/Health	3.3
Cosmetics & Toiletries	3.0
Electric-Transmission	3.0
Private Equity	2.8
E-Commerce/Services	2.5
Commercial Services-Finance	2.3
Medical Products	2.1
Registered Investment Companies	2.1
Chemicals-Specialty	1.9
E-Commerce/Products	1.8
Computer Aided Design	1.7
Athletic Footwear	1.6
Medical-Biomedical/Gene	1.6
Food-Confectionery	1.5

96.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$570,199,047	$—	$—	$570,199,047
Short-Term Investment Securities	12,508,639	—	—	12,508,639

Total Investments at Value	$582,707,686	$—	$—	$582,707,686

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.8%
Australia - 5.7%

Afterpay, Ltd.†	3,734	$343,396
AGL Energy, Ltd.	24,237	174,743
Ampol, Ltd.	22,755	430,367
APA Group	72,897	521,081
ASX, Ltd.	8,905	463,192
Aurizon Holdings, Ltd.	116,322	341,010
BGP Holdings PLC†(1)	60,919	0
BlueScope Steel, Ltd.	32,536	417,581
Brambles, Ltd.	61,419	467,862
Coca-Cola Amatil, Ltd.	63,250	651,660
Cochlear, Ltd.	2,303	374,628
Coles Group, Ltd.	45,658	538,566
Computershare, Ltd.	15,865	161,991
CSL, Ltd.	13,489	2,725,450
Dexus	27,364	187,392
Evolution Mining, Ltd.	59,744	193,074
Fortescue Metals Group, Ltd.	57,945	1,074,963
Goodman Group	49,625	632,326
GPT Group	59,897	196,795
Insurance Australia Group, Ltd.	60,307	231,552
Lendlease Corp., Ltd.	14,856	152,032
Macquarie Group, Ltd.	15,639	1,714,522
Magellan Financial Group, Ltd.	4,161	139,081
Mirvac Group	121,745	208,899
Newcrest Mining, Ltd.	39,872	755,943
Northern Star Resources, Ltd.	21,648	170,068
Origin Energy, Ltd.	119,484	413,716
QBE Insurance Group, Ltd.	35,865	256,370
Ramsay Health Care, Ltd.	9,085	461,370
Santos, Ltd.	106,118	590,347
Scentre Group	268,583	595,184
Sonic Healthcare, Ltd.	33,665	821,919
Stockland	83,190	266,924
Suncorp Group, Ltd.	58,913	450,586
Sydney Airport†	93,860	423,212
Telstra Corp., Ltd.	187,758	444,969
Transurban Group	115,342	1,135,998
Vicinity Centres	161,395	203,664
Washington H. Soul Pattinson & Co., Ltd.	2,812	64,651
Woodside Petroleum, Ltd.	81,510	1,540,978

		20,938,062

Austria - 0.6%

Erste Group Bank AG†	11,928	392,751
OMV AG	14,869	715,096
Raiffeisen Bank International AG†	9,754	197,949
Verbund AG	1,574	120,024
voestalpine AG	19,406	768,926

		2,194,746

Belgium - 1.3%

Ageas SA/NV	2,480	139,020
Colruyt SA	4,223	252,929
Galapagos NV†	2,285	188,191
Groupe Bruxelles Lambert SA	16,296	1,615,426
KBC Group NV	11,922	857,604
Proximus SADP	4,692	91,710
Solvay SA	3,519	429,255
UCB SA	8,930	888,249
Umicore SA	4,826	283,338

		4,745,722

Bermuda - 0.3%

CK Infrastructure Holdings, Ltd.	8,000	46,361
Hongkong Land Holdings, Ltd.	53,300	256,906
Jardine Matheson Holdings, Ltd.	8,400	439,488
Jardine Strategic Holdings, Ltd.	8,500	219,980

		962,735

Cayman Islands - 0.6%

CK Asset Holdings, Ltd.	100,308	589,062
CK Hutchison Holdings, Ltd.	102,500	774,388
WH Group, Ltd.*	410,500	368,349
Wharf Real Estate Investment Co., Ltd.	92,000	549,762

		2,281,561

Denmark - 2.6%

Ambu A/S, Class B	2,259	104,608
Chr. Hansen Holding A/S†	2,495	214,070
Demant A/S†	2,521	103,855
DSV PANALPINA A/S	5,029	923,681
Genmab A/S†	1,960	658,294
H. Lundbeck A/S	3,632	138,310
Novo Nordisk A/S, Class B	63,519	4,513,588
Novozymes A/S, Class B	4,146	256,165
Orsted A/S*	7,153	1,158,277
Pandora A/S	3,605	350,720
Vestas Wind Systems A/S	5,160	966,579

		9,388,147

Finland - 1.8%

Elisa Oyj	4,673	278,246
Kone Oyj, Class B	10,529	839,465
Neles Oyj	3,818	47,172
Neste Oyj	11,636	764,587
Nokia Oyj†	189,310	753,760
Nordea Bank Abp	144,296	1,304,216
Orion Oyj, Class B	7,720	316,416
Sampo Oyj, Class A	12,276	546,104
Stora Enso Oyj, Class R	29,179	574,737
UPM-Kymmene Oyj	25,891	987,146

		6,411,849

France - 10.6%

Accor SA†	11,321	472,067
Aeroports de Paris†	2,191	278,102
Air Liquide SA	20,950	3,152,071
Alstom SA†	5,293	264,009
Amundi SA†*	2,158	164,035
Arkema SA	3,390	374,254
Atos SE†	4,039	314,910
AXA SA	99,371	2,493,840
BioMerieux	978	124,137
Bouygues SA	20,457	828,342
Bureau Veritas SA†	11,342	306,400
Capgemini SE	7,162	1,150,591
Carrefour SA	30,703	535,111
Cie de Saint-Gobain†	22,984	1,231,827
Cie Generale des Etablissements Michelin SCA	8,063	1,164,978

CNP Assurances†	21,011	377,981
Covivio	1,969	165,467
Danone SA	36,607	2,493,737
Dassault Systemes SE	5,293	1,097,800
Edenred	9,427	521,960
Eiffage SA†	5,801	596,052
EssilorLuxottica SA	12,888	2,099,253
Eurazeo SE†	4,864	360,042
Faurecia SE†	2,962	152,995
Gecina SA	1,516	209,801
Getlink SE†	25,363	415,266
Hermes International	2,854	3,179,035
Iliad SA	696	123,109
Ipsen SA	3,567	304,061
Klepierre SA	13,006	306,786
L’Oreal SA	11,273	4,118,518
Legrand SA	12,673	1,099,701
Natixis SA†	121,084	589,635
Orpea SA†	2,407	288,907
Publicis Groupe SA†	11,140	652,425
Sartorius Stedim Biotech	1,414	617,595
Schneider Electric SE	20,220	2,997,104
SCOR SE†	5,706	189,188
Sodexo SA†	5,579	533,257
Suez SA	32,110	668,305
Ubisoft Entertainment SA†	1,173	95,645
Valeo SA	4,108	144,928
Veolia Environnement SA	36,196	976,076
Wendel SE	1,951	222,922
Worldline SA†*	6,156	548,151

		39,000,376

Germany - 6.6%

Allianz SE	11,296	2,723,113
Beiersdorf AG	7,890	779,662
Brenntag AG	2,328	180,497
Carl Zeiss Meditec AG	784	117,580
Commerzbank AG†	82,999	543,774
Covestro AG*	5,143	372,069
Deutsche Boerse AG	6,431	1,051,777
Deutsche Telekom AG	90,537	1,641,839
Deutsche Wohnen SE	13,175	619,161
Evonik Industries AG	7,131	239,963
Hannover Rueck SE	1,588	268,815
HeidelbergCement AG	7,526	594,591
Henkel AG & Co. KGaA	4,067	360,177
Henkel AG & Co. KGaA (Preference Shares)	14,453	1,422,614
Infineon Technologies AG	31,111	1,351,332
Knorr-Bremse AG	1,092	139,055
LANXESS AG	1,378	101,952
Merck KGaA	10,015	1,625,849
Muenchener Rueckversicherungs-Gesellschaft AG	5,850	1,715,172
Puma SE†	3,577	379,707
SAP SE	32,314	3,979,164
Sartorius AG (Preference Shares)	1,091	559,974
Siemens Healthineers AG*	13,335	737,375
Symrise AG	3,680	429,447
TeamViewer AG†*	2,071	111,195
Telefonica Deutschland Holding AG	103,732	276,599
United Internet AG	4,962	218,402
Vonovia SE	21,094	1,342,285
Zalando SE†*	4,104	420,992

		24,304,132

Hong Kong - 3.0%

AIA Group, Ltd.	322,200	4,031,420
BOC Hong Kong Holdings, Ltd.	122,500	407,467
Hang Lung Properties, Ltd.	83,000	215,086
Hang Seng Bank, Ltd.	21,300	411,915
Henderson Land Development Co., Ltd.	103,503	449,697
Hong Kong & China Gas Co., Ltd.	508,050	766,354
Hong Kong Exchanges & Clearing, Ltd.	28,700	1,750,909
Link REIT	48,900	461,484
MTR Corp., Ltd.	74,500	447,109
New World Development Co., Ltd.	78,250	397,986
Power Assets Holdings, Ltd.	42,500	236,158
Sun Hung Kai Properties, Ltd.	71,000	1,140,548
Swire Pacific, Ltd., Class A	30,000	219,882
Swire Properties, Ltd.	52,400	168,554

		11,104,569

Ireland - 0.8%

CRH PLC	26,317	1,136,750
DCC PLC	7,720	620,593
Kerry Group PLC, Class A	8,325	1,003,951
Smurfit Kappa Group PLC	3,428	161,968

		2,923,262

Israel - 0.5%

Bank Hapoalim BM†	56,189	397,221
Bank Leumi Le-Israel BM	71,868	439,886
Check Point Software Technologies, Ltd.†	3,586	395,321
NICE, Ltd.†	1,058	242,921
Wix.com, Ltd.†	920	320,685

		1,796,034

Italy - 2.1%

Amplifon SpA†	4,307	171,488
Assicurazioni Generali SpA†	103,691	1,945,436
DiaSorin SpA	833	163,221
FinecoBank Banca Fineco SpA†	13,965	245,497
Mediobanca Banca di Credito Finanziario SpA†	54,420	565,862
Moncler SpA†	8,838	547,037
Nexi SpA†*	7,610	136,672
Poste Italiane SpA*	43,183	489,972
Prysmian SpA	6,421	206,775
Recordati Industria Chimica e Farmaceutica SpA	14,656	745,170
Snam SpA	275,417	1,427,581
Terna Rete Elettrica Nazionale SpA	137,011	953,512

		7,598,223

Japan - 25.1%

Advantest Corp.	2,500	205,216
Aeon Co., Ltd.	30,900	928,493
Ajinomoto Co., Inc.	26,600	528,781
ANA Holdings, Inc.†	11,900	285,122
Astellas Pharma, Inc.	89,800	1,410,246
Bridgestone Corp.	25,600	999,311
Canon, Inc.	40,000	860,265
Central Japan Railway Co.	7,200	1,175,965
Chiba Bank, Ltd.	7,600	48,411
Chubu Electric Power Co., Inc.	27,000	331,183
Chugai Pharmaceutical Co., Ltd.	26,400	1,179,635
Coca-Cola Bottlers Japan Holdings, Inc.	19,200	329,621
Concordia Financial Group, Ltd.	23,900	92,152
Dai Nippon Printing Co., Ltd.	5,500	98,757
Dai-ichi Life Holdings, Inc.	34,100	597,898
Daiichi Sankyo Co., Ltd.	53,300	1,505,071
Daikin Industries, Ltd.	6,300	1,224,598
Denso Corp.	20,500	1,228,519
Dentsu Group, Inc.	7,300	251,334
East Japan Railway Co.	15,800	1,164,601
Eisai Co., Ltd.	10,100	693,484
ENEOS Holdings, Inc.	151,200	663,410
FANUC Corp.	5,500	1,359,069
FUJIFILM Holdings Corp.	11,700	666,251
Hankyu Hanshin Holdings, Inc.	12,700	421,169
Hisamitsu Pharmaceutical Co., Inc.	5,500	342,605
Hitachi Metals, Ltd.	32,900	521,301
Hitachi, Ltd.	25,000	1,143,581
Hoya Corp.	10,400	1,180,543
Idemitsu Kosan Co., Ltd.	9,000	235,058
Inpex Corp.	66,600	489,839
Isuzu Motors, Ltd.	18,800	196,475
ITOCHU Corp.	11,900	353,668
Japan Airlines Co., Ltd.†	20,400	484,188
JFE Holdings, Inc.†	76,400	801,306
Kajima Corp.	21,800	277,728
Kao Corp.	16,700	1,119,234
KDDI Corp.	49,800	1,537,051
Keikyu Corp.	400	6,319
Keio Corp.	2,000	149,163
Keyence Corp.	4,500	2,134,434
Kintetsu Group Holdings Co., Ltd.	7,500	313,101
Kobayashi Pharmaceutical Co., Ltd.	400	37,750
Komatsu, Ltd.	28,300	846,916
Kose Corp.	1,300	208,181
Kubota Corp.	31,100	702,409
Kyocera Corp.	6,000	386,022
Kyowa Kirin Co., Ltd.	20,200	562,443
Lawson, Inc.	2,600	121,347
Lion Corp.	4,100	78,696
LIXIL Corp.	3,000	84,066
M3, Inc.	7,400	584,877
Marubeni Corp.	82,400	611,999
Mazda Motor Corp.	42,200	332,153
MEIJI Holdings Co., Ltd.	7,900	500,999
Mitsubishi Chemical Holdings Corp.	57,700	400,455
Mitsubishi Corp.	52,700	1,484,667
Mitsubishi Electric Corp.	55,600	818,130
Mitsubishi Estate Co., Ltd.	36,400	627,639
Mitsui & Co., Ltd.	88,300	1,875,013
Mitsui Fudosan Co., Ltd.	35,900	808,293
MS&AD Insurance Group Holdings, Inc.	12,700	357,428
Murata Manufacturing Co., Ltd.	14,200	1,209,721
Nexon Co., Ltd.	8,100	255,322
NGK Spark Plug Co., Ltd.	1,300	21,977
NH Foods, Ltd.	2,400	100,980
Nidec Corp.	12,800	1,623,491
Nintendo Co., Ltd.	3,100	1,883,062
Nippon Express Co., Ltd.	2,400	178,320
Nippon Paint Holdings Co., Ltd.	1,000	74,300
Nippon Shinyaku Co., Ltd.	1,500	101,740
Nippon Steel Corp.†	67,000	985,248
Nippon Telegraph & Telephone Corp.	48,400	1,252,284
Nisshin Seifun Group, Inc.	15,900	255,516
Nissin Foods Holdings Co., Ltd.	2,000	151,039
Nitori Holdings Co., Ltd.	2,000	372,907
NTT Data Corp.	12,000	182,935
Obayashi Corp.	15,900	136,186
Odakyu Electric Railway Co., Ltd.	5,500	160,725
Ono Pharmaceutical Co., Ltd.	34,200	918,887
Oriental Land Co., Ltd.	5,200	870,285
ORIX Corp.	56,900	961,634
Osaka Gas Co., Ltd.	27,200	486,357
Otsuka Holdings Co., Ltd.	25,500	1,010,479
Pan Pacific International Holdings Corp.	3,700	86,604
Panasonic Corp.	63,500	813,446
Pigeon Corp.	5,600	202,261
Rakuten, Inc.	26,200	292,736
Recruit Holdings Co., Ltd.	29,300	1,451,600
Renesas Electronics Corp.†	12,600	138,181
Resona Holdings, Inc.	94,900	380,775
Ryohin Keikaku Co., Ltd.	4,800	107,983
Santen Pharmaceutical Co., Ltd.	26,700	366,203
Secom Co., Ltd.	5,400	467,380
Sekisui House, Ltd.	10,600	198,585
SG Holdings Co., Ltd.	4,500	103,344
Shimano, Inc.	1,800	402,064
Shin-Etsu Chemical Co., Ltd.	10,700	1,741,592
Shionogi & Co., Ltd.	15,800	802,340
Shiseido Co., Ltd.	12,400	920,505
Shizuoka Bank, Ltd.	4,400	32,114
SMC Corp.	1,500	885,126
SoftBank Corp.	67,600	913,848
SoftBank Group Corp.	40,800	3,787,382
Sony Corp.	31,000	3,233,923
Subaru Corp.	18,000	335,785
Sumitomo Chemical Co., Ltd.	43,400	209,681
Sumitomo Corp.	61,500	888,792
Sumitomo Dainippon Pharma Co., Ltd.	12,900	203,675
Sumitomo Electric Industries, Ltd.	41,700	604,991
Sumitomo Metal Mining Co., Ltd.	18,700	902,063
Sumitomo Mitsui Financial Group, Inc.	66,400	2,330,961
Sumitomo Realty & Development Co., Ltd.	10,700	368,394

Suntory Beverage & Food, Ltd.	16,600	567,634
Sysmex Corp.	4,500	467,963
Taisho Pharmaceutical Holdings Co., Ltd.	6,700	410,441
Terumo Corp.	18,500	685,712
Tobu Railway Co., Ltd.	3,900	110,859
Toho Gas Co., Ltd.	600	35,236
Tohoku Electric Power Co., Inc.	17,300	152,072
Tokio Marine Holdings, Inc.	18,200	896,896
Tokyo Electron, Ltd.	3,000	1,225,667
Tokyo Gas Co., Ltd.	24,100	497,849
Tokyu Corp.	31,300	429,881
Toppan Printing Co., Ltd.	7,800	122,347
Toray Industries, Inc.	40,700	265,975
TOTO, Ltd.	800	48,107
Toyo Suisan Kaisha, Ltd.	2,100	89,441
Toyota Industries Corp.	8,600	734,181
Toyota Motor Corp.	78,300	5,783,160
Toyota Tsusho Corp.	5,000	209,203
Unicharm Corp.	17,100	676,332
Welcia Holdings Co., Ltd.	1,400	44,721
West Japan Railway Co.	7,300	446,102
Yakult Honsha Co., Ltd.	6,100	301,581
Yamazaki Baking Co., Ltd.	8,400	141,294
Z Holdings Corp.	72,600	441,682

		92,113,704

Jersey - 0.6%

Ferguson PLC	10,397	1,221,384
WPP PLC	86,482	1,028,715

		2,250,099

Luxembourg - 0.4%

Aroundtown SA	42,482	308,258
Eurofins Scientific SE†	2,284	202,934
SES SA FDR	22,839	182,313
Tenaris SA	86,430	901,624

		1,595,129

Netherlands - 5.9%

ABN AMRO Bank NV CVA†*	39,130	449,461
Adyen NV†*	347	802,178
Aegon NV	154,636	738,095
Akzo Nobel NV	8,311	857,965
Argenx SE†	599	200,628
ASML Holding NV	12,062	6,772,431
CNH Industrial NV†	66,052	975,468
EXOR NV	7,779	624,153
Ferrari NV	4,589	894,203
ING Groep NV	123,160	1,343,184
JDE Peet’s NV†	8,986	364,835
Just Eat Takeaway.com NV†*	1,952	188,132
Koninklijke DSM NV	5,797	955,082
Koninklijke KPN NV	173,636	567,328
Koninklijke Vopak NV	5,917	282,068
NN Group NV	20,146	928,534
Prosus NV	16,223	1,919,414
QIAGEN NV†	11,076	547,914
Stellantis NV (Borsa Italiana)	41,649	675,080
STMicroelectronics NV	14,942	576,364
Wolters Kluwer NV	10,846	859,505

		21,522,022

New Zealand - 0.4%

a2 Milk Co., Ltd.†	27,794	194,600
Auckland International Airport, Ltd.†	61,749	336,856
Fisher & Paykel Healthcare Corp., Ltd.	10,544	222,843
Meridian Energy, Ltd.	64,606	266,082
Ryman Healthcare, Ltd.	20,169	213,496
Spark New Zealand, Ltd.	25,402	84,246
Xero, Ltd.†	1,482	135,049

		1,453,172

Norway - 0.9%

Equinor ASA	79,060	1,488,541
Mowi ASA	27,809	671,604
Orkla ASA	66,126	609,049
Telenor ASA	35,641	576,095
Yara International ASA	2,265	108,827

		3,454,116

Papua New Guinea - 0.2%

Oil Search, Ltd.	171,553	559,686

Portugal - 0.6%

Banco Espirito Santo SA†(1)	126,030	0
EDP - Energias de Portugal SA	203,774	1,166,869
Galp Energia SGPS SA	60,533	678,067
Jeronimo Martins SGPS SA	15,463	239,741

		2,084,677

Singapore - 1.5%

CapitaLand, Ltd.	178,500	425,701
City Developments, Ltd.	11,100	61,269
DBS Group Holdings, Ltd.	81,500	1,628,288
Keppel Corp., Ltd.	54,000	205,730
Oversea-Chinese Banking Corp., Ltd.	152,700	1,258,567
Singapore Airlines, Ltd.†	32,400	121,008
Singapore Telecommunications, Ltd.	388,500	684,697
United Overseas Bank, Ltd.	64,100	1,186,432

		5,571,692

Spain - 2.3%

Aena SME SA†*	5,508	936,377
Amadeus IT Group SA†	16,919	1,173,784
CaixaBank SA	249,129	723,512
Cellnex Telecom SA*	7,763	421,959
Enagas SA	28,637	599,995
Ferrovial SA	28,968	721,396
Grifols SA	18,627	467,917
Red Electrica Corp. SA	32,624	545,761
Repsol SA	141,835	1,782,331
Telefonica SA	262,701	1,117,608

		8,490,640

SupraNational - 0.1%

Unibail-Rodamco-Westfield	7,069	518,740

Sweden - 3.1%

Assa Abloy AB, Class B	25,431	637,589
Boliden AB	25,834	1,023,398
Essity AB, Class B	36,849	1,107,578
Hennes & Mauritz AB, Class B†	26,557	625,877
Hexagon AB, Class B	5,324	443,630
ICA Gruppen AB	1,334	63,336
Industrivarden AB, Class C†	2,897	95,687
Investor AB, Class B	28,210	2,087,378
Sandvik AB†	35,081	941,847
Skandinaviska Enskilda Banken AB, Class A†	73,479	845,662
Svenska Handelsbanken AB, Class A†	76,802	809,687
Telefonaktiebolaget LM Ericsson, Class B	90,179	1,125,649
Volvo AB, Class B†	58,619	1,501,592

		11,308,910

Switzerland - 8.0%

ABB, Ltd.	96,861	2,781,300
Adecco Group AG	6,390	400,969
Alcon, Inc.†	22,410	1,540,726
Baloise Holding AG	3,074	536,974
Coca-Cola HBC AG	23,738	740,146
EMS-Chemie Holding AG	527	466,372
Geberit AG	1,973	1,163,000
Givaudan SA	441	1,661,416
Julius Baer Group, Ltd.	13,110	804,197
Kuehne & Nagel International AG	4,343	1,029,830
Logitech International SA	2,014	214,806
Lonza Group AG	2,973	1,875,345
Partners Group Holding AG	1,155	1,384,629
Schindler Holding AG	208	55,381
Schindler Holding AG (Participation Certificate)	3,503	955,801
SGS SA	333	949,964
Sika AG	6,055	1,598,869
Sonova Holding AG†	2,258	577,873
Straumann Holding AG	438	529,173
Swatch Group AG	3,862	1,151,404
Swiss Life Holding AG	2,884	1,433,994
Swiss Prime Site AG	4,920	460,278
Swiss Re AG	16,933	1,590,453
Swisscom AG	2,766	1,388,093
Temenos AG	2,364	319,003
Vifor Pharma AG	4,519	561,863
Zurich Insurance Group AG	7,877	3,216,958

		29,388,817

United Kingdom - 12.2%

3i Group PLC	72,014	1,110,652
Admiral Group PLC	9,462	407,074
Antofagasta PLC	50,031	1,242,459
Ashtead Group PLC	23,243	1,256,427
Auto Trader Group PLC†*	63,826	489,251
AVEVA Group PLC	3,754	177,561
Aviva PLC	372,556	1,878,424
Barratt Developments PLC†	40,740	377,107
Berkeley Group Holdings PLC	5,208	294,077
British Land Co. PLC	96,315	656,975
BT Group PLC†	438,232	754,328
Bunzl PLC	17,426	543,097
Burberry Group PLC†	33,445	845,943
Coca-Cola European Partners PLC	13,835	704,893
Compass Group PLC†	65,477	1,327,288
Croda International PLC	7,845	674,141
Direct Line Insurance Group PLC	89,484	399,689
Evraz PLC	109,643	872,229
Fresnillo PLC	11,372	144,176
Halma PLC	19,227	607,263
Hargreaves Lansdown PLC	16,693	351,292
Hikma Pharmaceuticals PLC	12,805	398,901
Informa PLC†	111,416	854,978
InterContinental Hotels Group PLC†	9,815	683,986
Intertek Group PLC	12,435	927,897
J Sainsbury PLC	237,894	749,704
Johnson Matthey PLC	16,015	681,635
Kingfisher PLC†	92,209	340,948
Land Securities Group PLC	60,048	556,332
Legal & General Group PLC	274,430	991,397
London Stock Exchange Group PLC	13,979	1,873,158
M&G PLC	76,708	196,533
Mondi PLC	27,379	657,801
National Grid PLC	188,780	2,120,899
Next PLC†	9,371	987,009
Ocado Group PLC†	13,059	400,264
Pearson PLC	63,653	665,997
Persimmon PLC	13,547	488,828
Prudential PLC	71,564	1,404,316
RELX PLC	87,758	2,069,326
Rentokil Initial PLC†	108,514	705,565
RSA Insurance Group PLC	48,558	456,915
Sage Group PLC	78,144	608,149
Schroders PLC	17,094	834,252
Segro PLC	65,701	832,782
Smith & Nephew PLC	55,398	1,069,336
Smiths Group PLC	45,063	919,125
Spirax-Sarco Engineering PLC	4,744	707,860
SSE PLC	70,052	1,292,665
St James’s Place PLC	56,573	925,318
Taylor Wimpey PLC†	138,765	304,684
United Utilities Group PLC	85,605	1,024,724
Vodafone Group PLC	908,742	1,544,846
Whitbread PLC†	9,939	470,106
WM Morrison Supermarkets PLC	274,273	652,847

		44,513,429

Total Long-Term Investment Securities
(cost $285,554,343)		358,474,251

SHORT-TERM INVESTMENT SECURITIES - 0.3%
U.S. Government Treasuries - 0.3%

United States Treasury Bills
0.08% due 02/24/2022(2)	$700,000	699,445
0.18% due 05/20/2021(2)	500,000	499,947

Total Short-Term Investment Securities
(cost $1,199,257)		1,199,392

REPURCHASE AGREEMENTS - 1.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $6,192,000 and collateralized by $5,902,500 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $6,315,881 (cost $6,192,000)	6,192,000	6,192,000

TOTAL INVESTMENTS
(cost $292,945,600)	99.8%	365,865,643
Other assets less liabilities	0.2	645,538

NET ASSETS	100.0%	$366,511,181

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $7,794,445 representing 2.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVA - Certification Van Aandelen (Dutch Cert.)

FDR - Fiduciary Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
81	Long	MSCI EAFE Index	March 2021	$8,926,180	$8,764,200	$(161,980)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

Medical-Drugs	5.5%
Insurance-Life/Health	4.1
Banks-Commercial	3.9
Telephone-Integrated	3.4
Insurance-Multi-line	2.6
Cosmetics & Toiletries	2.6
Semiconductor Equipment	2.2
Auto-Cars/Light Trucks	2.2
Real Estate Investment Trusts	1.9
Repurchase Agreements	1.7
Real Estate Operations & Development	1.6
Power Converter/Supply Equipment	1.6
Commercial Services	1.6
Import/Export	1.5
Transport-Rail	1.4
Finance-Other Services	1.4
Chemicals-Diversified	1.4
Investment Companies	1.3
Oil Companies-Integrated	1.3
Diversified Banking Institutions	1.3
Chemicals-Specialty	1.3
Medical Products	1.3
Enterprise Software/Service	1.2
Industrial Automated/Robotic	1.2
Electronic Components-Misc.	1.1
Audio/Video Products	1.1
Apparel Manufacturers	1.1
Insurance-Reinsurance	1.1
Building & Construction Products-Misc.	1.0
Steel-Producers	1.0
Medical-Biomedical/Gene	1.0
Food-Retail	1.0
Oil Companies-Exploration & Production	0.9
Industrial Gases	0.9
Beverages-Non-alcoholic	0.9
Investment Management/Advisor Services	0.8
Food-Dairy Products	0.8
Cellular Telecom	0.8
Machinery-Electrical	0.8
Food-Misc./Diversified	0.8
Private Equity	0.8
Transport-Services	0.8
Electric-Generation	0.8
Oil Refining & Marketing	0.8
Water	0.8
Insurance-Property/Casualty	0.8
Real Estate Management/Services	0.8
Retail-Apparel/Shoe	0.8
Auto/Truck Parts & Equipment-Original	0.7
Electric-Integrated	0.7
Internet Content-Information/News	0.7
Paper & Related Products	0.7
Gas-Distribution	0.6
Medical Labs & Testing Services	0.6
Rubber-Tires	0.6
Electric-Distribution	0.6
Optical Supplies	0.6
Airport Development/Maintenance	0.6
Electronic Components-Semiconductors	0.6
Machinery-General Industrial	0.5
Toys	0.5
Networking Products	0.5
Food-Catering	0.5
Human Resources	0.5
Computer Services	0.5
Machinery-Construction & Mining	0.5
Soap & Cleaning Preparation	0.5
Building Products-Cement	0.5
Auto-Heavy Duty Trucks	0.5
Machinery-Farming	0.5
Building-Residential/Commercial	0.5
Distribution/Wholesale	0.4
Medical Instruments	0.4
Hotels/Motels	0.4
Building & Construction-Misc.	0.4
Office Automation & Equipment	0.4
Multimedia	0.4
Building-Heavy Construction	0.4
Retail-Jewelry	0.4
Electric-Transmission	0.4
Diversified Operations	0.4
Gas-Transportation	0.4
Electronic Measurement Instruments	0.4
Commercial Services-Finance	0.3
Telecom Services	0.3
Rental Auto/Equipment	0.3
Metal-Copper	0.3
Building Products-Air & Heating	0.3
U.S. Government Treasuries	0.3
Public Thoroughfares	0.3
Gold Mining	0.3
Electric Products-Misc.	0.3
Computer Aided Design	0.3
Metal-Iron	0.3
Advertising Agencies	0.3
Metal-Diversified	0.3
Retail-Discount	0.3
Energy-Alternate Sources	0.3
Finance-Leasing Companies	0.3
Advertising Services	0.3
Diversified Minerals	0.3
Coatings/Paint	0.2
Diversified Manufacturing Operations	0.2
Steel Pipe & Tube	0.2
Airlines	0.2
Resorts/Theme Parks	0.2
Publishing-Periodicals	0.2
MRI/Medical Diagnostic Imaging	0.2
Pipelines	0.2
Web Portals/ISP	0.2
Fisheries	0.2
Applications Software	0.2
Retail-Building Products	0.2
Building-Maintenance & Services	0.2
Electronic Security Devices	0.2
Diagnostic Kits	0.1
Steel-Specialty	0.1
E-Commerce/Services	0.1
Diagnostic Equipment	0.1
Diversified Operations/Commercial Services	0.1
Security Services	0.1
Chemicals-Plastics	0.1
Medical-Hospitals	0.1
Miscellaneous Manufacturing	0.1
Bicycle Manufacturing	0.1
Computer Data Security	0.1
Athletic Footwear	0.1
Food-Meat Products	0.1
Coffee	0.1
Entertainment Software	0.1
Finance-Consumer Loans	0.1
Internet Application Software	0.1
Consulting Services	0.1
E-Commerce/Products	0.1
Medical-Nursing Homes	0.1
Engineering/R&D Services	0.1
Food-Flour & Grain	0.1
Telecommunication Equipment	0.1
Respiratory Products	0.1
Motorcycle/Motor Scooter	0.1
Computers-Periphery Equipment	0.1
Retirement/Aged Care	0.1
Wire & Cable Products	0.1

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$20,938,062	$—	$0	$20,938,062
Portugal	2,084,677	—	0	2,084,677
Other Countries	335,451,512	—	—	335,451,512
Short-Term Investment Securities	—	1,199,392	—	1,199,392
Repurchase Agreements	—	6,192,000	—	6,192,000

Total Investments at Value	$358,474,251	$7,391,392	$0	$365,865,643

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$161,980	$—	$—	$161,980

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.0%
Australia - 2.3%

Qantas Airways, Ltd.†	4,212,366	$16,206,020

Brazil - 1.4%

Banco do Brasil SA	703,000	3,518,638
CPFL Energia SA	1,197,200	6,165,232

		9,683,870

British Virgin Islands - 3.2%

Hollysys Automation Technologies, Ltd.	318,608	4,798,237
Nomad Foods, Ltd.†	752,105	17,764,720

		22,562,957

Canada - 4.2%

Home Capital Group, Inc.†	407,300	10,052,878
Lundin Mining Corp.	1,764,950	20,206,916

		30,259,794

Cayman Islands - 5.1%

Alibaba Group Holding, Ltd.†	209,788	6,285,702
Topsports International Holdings, Ltd.*	9,198,000	13,518,710
Xinyi Glass Holdings, Ltd.	5,912,000	16,539,834

		36,344,246

China - 5.7%

LONGi Green Energy Technology Co., Ltd., Class A	358,900	5,803,513
Midea Group Co., Ltd., Class A	786,112	11,326,827
Oppein Home Group, Inc., Class A	429,920	10,084,486
Shanghai Pharmaceuticals Holding Co., Ltd.	7,253,700	13,298,302

		40,513,128

Denmark - 2.7%

Danske Bank A/S†	1,036,395	19,119,631

France - 4.6%

Cie de Saint-Gobain†	377,127	20,212,113
Sanofi	136,934	12,523,509

		32,735,622

Germany - 5.9%

METRO AG	312,849	3,446,284
Muenchener Rueckversicherungs-Gesellschaft AG	49,455	14,499,800
Rheinmetall AG	146,421	14,596,008
Siemens AG	53,706	8,292,977
Siemens Energy AG†	26,853	1,012,485

		41,847,554

India - 2.8%

Tech Mahindra, Ltd.	1,590,181	19,893,222

Ireland - 1.5%

Greencore Group PLC†	5,023,354	10,630,778

Israel - 1.2%

Check Point Software Technologies, Ltd.†	75,782	8,354,208

Italy - 1.2%

Prysmian SpA	261,083	8,407,613

Japan - 11.9%

Alps Alpine Co., Ltd.	995,400	13,092,085
Daiwa Securities Group, Inc.	3,367,400	16,351,295
Hitachi, Ltd.	416,600	19,056,631
Mitsubishi UFJ Financial Group, Inc.	4,383,100	22,944,508
Takeda Pharmaceutical Co., Ltd.	394,900	13,270,151

		84,714,670

Jersey - 2.5%

Man Group PLC	8,550,671	17,857,280

Luxembourg - 5.5%

ArcelorMittal SA†	911,292	21,284,507
Samsonite International SA†*	9,391,500	18,283,061

		39,567,568

Netherlands - 7.9%

Koninklijke Philips NV†	264,540	14,348,777
NN Group NV	379,207	17,477,739
OCI NV†#	537,855	11,551,297
Stellantis NV	793,187	12,856,610

		56,234,423

Norway - 1.9%

DNB ASA#	715,622	13,919,412

Russia - 2.5%

Mobile TeleSystems PJSC ADR	2,207,639	18,146,793

South Korea - 8.1%

Coway Co, Ltd.	255,200	14,696,431
Hana Financial Group, Inc.	551,443	18,185,103
Samsung Electronics Co., Ltd.	226,833	16,656,629
SK Telecom Co., Ltd.	37,816	8,330,627

		57,868,790

Switzerland - 3.0%

LafargeHolcim, Ltd.	382,761	21,106,241

Thailand - 2.3%

Siam Commercial Bank PCL	4,756,200	16,256,466

United Kingdom - 7.3%

ConvaTec Group PLC*	3,900,398	10,237,722
Fresnillo PLC	211,889	2,686,354
John Wood Group PLC†	908,138	3,784,267
Kingfisher PLC†	2,520,239	9,318,717
Sensata Technologies Holding PLC†	144,065	8,253,484
Smiths Group PLC#	860,754	17,556,325

		51,836,869

United States - 4.3%

Advance Auto Parts, Inc.	41,045	6,581,565
Berry Global Group, Inc.†	178,235	9,874,219
Gentex Corp.	401,160	14,193,041

		30,648,825

Total Long-Term Investment Securities
(cost $595,597,431)		704,715,980

SHORT-TERM INVESTMENT SECURITIES - 2.7%
Registered Investment Companies - 2.7%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	3,453,303	3,453,303
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(1)(2)	15,802,132	15,802,132

Total Short-Term Investment Securities
(cost 19,255,435)		19,255,435

TOTAL INVESTMENTS
(cost $614,852,866)	101.7%	723,971,415
Liabilities in excess of other assets	(1.7)	(12,425,186)

NET ASSETS	100.0%	$711,546,229

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $42,039,493 representing 5.9% of net assets.

(1)	The rate shown is the 7-day yield as of February 28, 2021.
(2)

At February 28, 2021, the Fund had loaned securities with a total value of $16,015,843. This was secured by collateral of $15,802,132, which was received in cash and subsequently invested in short-term investments currently valued at $15,802,132 as reported in the Portfolio of Investments. Additional collateral of $1,615,876 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
United States Treasury Notes/Bonds	1.75% to 8.00%	11/15/2021 to 11/15/2029	$1,615,876

ADR - American Depositary Receipt

Industry Allocation*

Banks-Commercial	7.4%
Auto/Truck Parts & Equipment-Original	4.1
Food-Misc./Diversified	4.0
Cellular Telecom	3.7
Appliances	3.7
Diversified Manufacturing Operations	3.7
Medical-Drugs	3.7
Medical Products	3.4
Diversified Banking Institutions	3.2
Electronic Components-Misc.	3.0
Steel-Producers	3.0
Building Products-Cement	3.0
Building & Construction Products-Misc.	2.8
Diversified Minerals	2.8
Machinery-Electrical	2.8
Communications Software	2.8
Registered Investment Companies	2.7
Apparel Manufacturers	2.5
Diversified Financial Services	2.5
Investment Management/Advisor Services	2.5
Insurance-Life/Health	2.5
Electronic Components-Semiconductors	2.3
Building Products-Doors & Windows	2.3
Finance-Investment Banker/Broker	2.3
Airlines	2.3
Insurance-Reinsurance	2.0
Retail-Apparel/Shoe	1.9
Retail-Drug Store	1.9
Auto-Cars/Light Trucks	1.8
Agricultural Chemicals	1.6
Home Furnishings	1.4
Banks-Mortgage	1.4
Containers-Paper/Plastic	1.4
Retail-Building Products	1.3
Wire & Cable Products	1.2
Computer Data Security	1.2
Retail-Auto Parts	0.9
E-Commerce/Products	0.9
Electric-Integrated	0.9
Energy-Alternate Sources	0.8
Industrial Automated/Robotic	0.7
Oil-Field Services	0.5
Food-Retail	0.5
Silver Mining	0.4

101.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$704,715,980	$—	$—	$704,715,980
Short-Term Investment Securities	19,255,435	—	—	19,255,435

Total Investments at Value	$723,971,415	$—	$—	$723,971,415

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.6%
Aerospace/Defense - 2.6%

Raytheon Technologies Corp.	75,072	$5,404,433

Agricultural Biotech - 0.9%

Corteva, Inc.	41,083	1,854,897

Agricultural Chemicals - 1.1%

Nutrien, Ltd.	42,276	2,281,213

Apparel Manufacturers - 1.1%

Tapestry, Inc.	40,506	1,706,923
Under Armour, Inc., Class A†	27,187	595,123

		2,302,046

Applications Software - 7.1%

Intuit, Inc.	6,066	2,366,589
Microsoft Corp.	53,825	12,507,854

		14,874,443

Banks-Fiduciary - 0.9%

State Street Corp.	26,959	1,961,806

Beverages-Non-alcoholic - 0.5%

Coca-Cola Co.	21,076	1,032,513

Building Products-Air & Heating - 0.9%

Carrier Global Corp.	52,462	1,916,437

Cable/Satellite TV - 2.9%

Comcast Corp., Class A	113,798	5,999,431

Cellular Telecom - 1.3%

T-Mobile US, Inc.†	22,910	2,748,513

Chemicals-Specialty - 1.4%

International Flavors & Fragrances, Inc.	20,997	2,845,303

Coatings/Paint - 0.2%

Sherwin-Williams Co.	720	489,845

Commercial Services-Finance - 1.2%

PayPal Holdings, Inc.†	9,828	2,553,806

Computer Aided Design - 0.8%

Autodesk, Inc.†	6,237	1,721,412

Computers - 5.4%

Apple, Inc.	92,895	11,264,448

Computers-Memory Devices - 1.0%

Western Digital Corp.	29,295	2,007,586

Data Processing/Management - 2.7%

Fidelity National Information Services, Inc.	20,148	2,780,424
Fiserv, Inc.†	24,166	2,788,031

		5,568,455

Dental Supplies & Equipment - 0.7%

DENTSPLY SIRONA, Inc.	27,248	1,446,051

Diversified Banking Institutions - 6.2%

Bank of America Corp.	97,481	3,383,565
Citigroup, Inc.	34,153	2,250,000
JPMorgan Chase & Co.	26,410	3,886,760
Morgan Stanley	45,229	3,476,753

		12,997,078

E-Commerce/Products - 6.2%

Amazon.com, Inc.†	3,016	9,328,277
eBay, Inc.	63,221	3,566,929

		12,895,206

E-Commerce/Services - 1.3%

Uber Technologies, Inc.†	51,313	2,655,448

Electric-Integrated - 1.6%

AES Corp.	66,612	1,769,215
American Electric Power Co., Inc.	20,681	1,547,973

		3,317,188

Electronic Components-Semiconductors - 1.2%

Marvell Technology Group, Ltd.	8,556	413,084
NVIDIA Corp.	3,775	2,070,889

		2,483,973

Electronic Connectors - 2.1%

TE Connectivity, Ltd.	33,332	4,334,160

Electronic Forms - 0.9%

Adobe, Inc.†	4,055	1,863,962

Entertainment Software - 1.5%

Activision Blizzard, Inc.	32,809	3,136,868

Finance-Credit Card - 4.5%

American Express Co.	27,925	3,777,135
Mastercard, Inc., Class A	15,829	5,601,092

		9,378,227

Food-Confectionery - 0.3%

Mondelez International, Inc., Class A	11,667	620,218

Food-Wholesale/Distribution - 1.1%

Sysco Corp.	28,840	2,296,529

Gold Mining - 0.4%

Newmont Corp.	15,029	817,277

Industrial Gases - 0.4%

Air Products & Chemicals, Inc.	2,951	754,335

Instruments-Controls - 1.1%

Honeywell International, Inc.	11,191	2,264,499

Insurance Brokers - 0.9%

Aon PLC, Class A	8,346	1,900,468

Insurance-Property/Casualty - 2.3%

Berkshire Hathaway, Inc., Class B†	20,179	4,853,251

Internet Content-Entertainment - 1.4%

Facebook, Inc., Class A†	11,371	2,929,397

Internet Security - 1.1%

Palo Alto Networks, Inc.†	6,634	2,377,029

Investment Management/Advisor Services - 1.4%

BlackRock, Inc.	4,234	2,940,513

Medical Instruments - 1.9%

Medtronic PLC	33,964	3,972,769

Medical Products - 1.8%

Abbott Laboratories	20,310	2,432,732
Stryker Corp.	5,021	1,218,546

		3,651,278

Medical-Biomedical/Gene - 1.2%

BioMarin Pharmaceutical, Inc.†	14,578	1,128,775
Vertex Pharmaceuticals, Inc.†	6,870	1,460,218

		2,588,993

Medical-Drugs - 3.2%

Eli Lilly & Co.	11,615	2,379,797
Johnson & Johnson	26,764	4,241,024

		6,620,821

Medical-HMO - 0.6%

Anthem, Inc.	3,924	1,189,718

Multimedia - 1.4%

Walt Disney Co.†	15,898	3,005,358

Networking Products - 0.6%

Cisco Systems, Inc.	28,024	1,257,437

Oil Companies-Exploration & Production - 1.5%

Canadian Natural Resources, Ltd.	51,225	1,397,930
EOG Resources, Inc.	27,169	1,754,031

		3,151,961

Oil Companies-Integrated - 1.4%

Chevron Corp.	28,110	2,811,000

Pharmacy Services - 1.3%

Cigna Corp.	7,208	1,512,959
CVS Health Corp.	16,697	1,137,567

		2,650,526

Real Estate Investment Trusts - 0.9%

American Tower Corp.	8,399	1,815,276

Retail-Auto Parts - 0.5%

AutoZone, Inc.†	902	1,046,248

Retail-Building Products - 1.7%

Lowe’s Cos., Inc.	22,633	3,615,622

Retail-Discount - 0.8%

Dollar Tree, Inc.†	17,051	1,674,408

Retail-Perfume & Cosmetics - 0.2%

Ulta Beauty, Inc.†	1,602	516,373

Retail-Restaurants - 1.1%

Darden Restaurants, Inc.	12,737	1,749,172
McDonald’s Corp.	2,380	490,613

		2,239,785

Semiconductor Components-Integrated Circuits - 1.0%

NXP Semiconductors NV	10,986	2,005,494

Semiconductor Equipment - 1.2%

Lam Research Corp.	4,287	2,431,543

Tobacco - 1.4%

Philip Morris International, Inc.	33,995	2,856,260

Tools-Hand Held - 1.2%

Stanley Black & Decker, Inc.	14,818	2,590,779

Transport-Rail - 1.7%

Union Pacific Corp.	17,377	3,578,967

Web Portals/ISP - 4.4%

Alphabet, Inc., Class A†	2,108	4,262,186
Alphabet, Inc., Class C†	2,353	4,792,732

		9,054,918

Total Long-Term Investment Securities
(cost $138,840,090)		207,413,798

REPURCHASE AGREEMENTS - 0.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $538,000 and collateralized by $3,358,932 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $548,821 (cost $538,000)	$538,000	538,000

TOTAL INVESTMENTS
(cost $139,378,090)	99.9%	207,951,798
Other assets less liabilities	0.1	237,544

NET ASSETS	100.0%	$208,189,342

†	Non-income producing security

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$207,413,798	$—	$—	$207,413,798
Repurchase Agreements	—	538,000	—	538,000

Total Investments at Value	$207,413,798	$538,000	$—	$207,951,798

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.5%
Apparel Manufacturers - 0.7%

VF Corp.	57,275	$4,532,171

Applications Software - 10.4%

Microsoft Corp.	276,240	64,192,651

Athletic Footwear - 3.2%

adidas AG†	26,127	9,107,153
NIKE, Inc., Class B	77,070	10,387,494

		19,494,647

Beverages-Non-alcoholic - 1.7%

PepsiCo, Inc.	79,461	10,265,567

Cable/Satellite TV - 2.3%

Comcast Corp., Class A	263,382	13,885,499

Coatings/Paint - 1.3%

Sherwin-Williams Co.	11,807	8,032,774

Commercial Services-Finance - 1.9%

Equifax, Inc.	38,251	6,192,072
Moody’s Corp.	21,078	5,794,131

		11,986,203

Computer Services - 5.5%

Accenture PLC, Class A	98,005	24,589,454
Cognizant Technology Solutions Corp., Class A	124,177	9,124,526

		33,713,980

Computers - 4.6%

Apple, Inc.	233,611	28,327,670

Consulting Services - 0.4%

Verisk Analytics, Inc.	15,197	2,490,028

Cosmetics & Toiletries - 4.1%

Colgate-Palmolive Co.	217,765	16,375,928
Estee Lauder Cos., Inc., Class A	31,580	9,027,459

		25,403,387

Data Processing/Management - 4.1%

Fidelity National Information Services, Inc.	69,940	9,651,720
Fiserv, Inc.†	132,614	15,299,677

		24,951,397

Diagnostic Equipment - 1.9%

Danaher Corp.	18,281	4,015,787
Thermo Fisher Scientific, Inc.	17,121	7,705,820

		11,721,607

Drug Delivery Systems - 1.9%

Becton Dickinson & Co.	47,381	11,425,928

E-Commerce/Products - 2.0%

Alibaba Group Holding, Ltd.†	414,652	12,423,870

Electronic Components-Semiconductors - 1.2%

Texas Instruments, Inc.	41,807	7,202,092

Electronic Connectors - 3.7%

Amphenol Corp., Class A	104,146	13,089,069
TE Connectivity, Ltd.	74,915	9,741,198

		22,830,267

Electronic Measurement Instruments - 3.1%

Agilent Technologies, Inc.	91,664	11,189,424
Fortive Corp.	116,740	7,683,827

		18,873,251

Entertainment Software - 2.2%

Electronic Arts, Inc.	100,590	13,476,042

Finance-Credit Card - 3.2%

Mastercard, Inc., Class A	4,564	1,614,972
Visa, Inc., Class A	85,998	18,265,115

		19,880,087

Finance-Investment Banker/Broker - 2.3%

Charles Schwab Corp.	233,371	14,403,658

Insurance Brokers - 4.1%

Aon PLC, Class A	74,122	16,878,321
Marsh & McLennan Cos., Inc.	74,347	8,566,261

		25,444,582

Internet Content-Information/News - 1.2%

Tencent Holdings, Ltd.	86,500	7,388,206

Machinery-General Industrial - 1.1%

Otis Worldwide Corp.	103,370	6,585,703

Medical Instruments - 3.5%

Boston Scientific Corp.†	387,853	15,040,939
Medtronic PLC	53,268	6,230,758

		21,271,697

Medical Products - 3.0%

Abbott Laboratories	51,653	6,186,996
Stryker Corp.	49,485	12,009,515

		18,196,511

Medical-Drugs - 2.3%

PRA Health Sciences, Inc.†	82,373	12,142,604
Roche Holding AG	6,781	2,221,073

		14,363,677

Pharmacy Services - 1.1%

Cigna Corp.	31,972	6,710,923

Private Equity - 0.8%

Blackstone Group, Inc.	70,388	4,872,961

Real Estate Investment Trusts - 1.4%

American Tower Corp.	40,967	8,854,198

Retail-Apparel/Shoe - 1.1%

Ross Stores, Inc.	60,326	7,036,425

Retail-Discount - 1.6%

Dollarama, Inc.	267,070	10,163,602

Retail-Major Department Stores - 1.1%

TJX Cos., Inc.	105,331	6,950,793

Retail-Restaurants - 1.4%

Starbucks Corp.	82,388	8,900,376

Semiconductor Components-Integrated Circuits - 2.1%

Analog Devices, Inc.	45,913	7,154,164
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	46,575	5,865,655

		13,019,819

Soap & Cleaning Preparation - 1.4%

Church & Dwight Co., Inc.	107,278	8,448,142

Textile-Apparel - 1.3%

LVMH Moet Hennessy Louis Vuitton SE	13,114	8,306,920

Transport-Rail - 1.4%

Union Pacific Corp.	41,587	8,565,259

Web Portals/ISP - 7.9%

Alphabet, Inc., Class A†	23,930	48,384,306

TOTAL INVESTMENTS
(cost $380,974,402)	99.5%	612,976,876
Other assets less liabilities	0.5	3,143,781

NET ASSETS	100.0%	$616,120,657

†	Non-income producing security

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$612,976,876	$—	$—	$612,976,876

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.4%
Aerospace/Defense-Equipment - 0.2%

Hexcel Corp.†	134,372	$7,223,839

Airlines - 0.3%

JetBlue Airways Corp.†	505,825	9,322,355

Apparel Manufacturers - 1.1%

Capri Holdings, Ltd.†	242,323	11,309,214
Carter’s, Inc.	70,210	5,860,429
Columbia Sportswear Co.	48,992	5,049,606
Deckers Outdoor Corp.†	45,174	14,731,693
Urban Outfitters, Inc.†	110,106	3,732,593

		40,683,535

Applications Software - 1.2%

CDK Global, Inc.	195,748	9,814,805
Concentrix Corp.†	66,266	8,184,514
PTC, Inc.†	168,893	23,128,207

		41,127,526

Athletic Equipment - 0.2%

YETI Holdings, Inc.†	120,465	8,284,378

Auto/Truck Parts & Equipment-Original - 1.5%

Adient PLC†	151,033	5,600,304
Dana, Inc.†	232,421	5,533,944
Fox Factory Holding Corp.†	67,101	8,531,892
Gentex Corp.	394,187	13,946,336
Lear Corp.	87,884	14,596,654
Visteon Corp.†	44,771	5,693,528

		53,902,658

Banks-Commercial - 7.0%

Associated Banc-Corp	247,058	4,978,219
BancorpSouth Bank	155,101	4,662,336
Bank of Hawaii Corp.	64,440	5,638,500
Bank OZK	194,450	8,015,229
Cathay General Bancorp	120,451	4,533,776
CIT Group, Inc.	158,485	7,187,295
Commerce Bancshares, Inc.#	169,556	12,552,231
Cullen/Frost Bankers, Inc.	89,984	9,394,330
East West Bancorp, Inc.	227,714	16,431,842
First Financial Bankshares, Inc.	228,598	10,209,187
First Horizon Corp.	892,406	14,456,977
FNB Corp.	518,976	6,139,486
Fulton Financial Corp.	260,988	4,032,265
Glacier Bancorp, Inc.	153,480	8,318,616
Hancock Whitney Corp.	139,000	5,247,250
Home BancShares, Inc.	244,427	5,973,796
International Bancshares Corp.	89,568	3,903,373
PacWest Bancorp	187,852	6,807,756
Pinnacle Financial Partners, Inc.	122,007	9,903,308
Prosperity Bancshares, Inc.	148,886	10,938,654
Signature Bank	91,799	20,043,394
Synovus Financial Corp.	237,754	10,059,372
TCF Financial Corp.	245,283	10,993,584
Texas Capital Bancshares, Inc.†	81,166	6,184,849
Trustmark Corp.	102,021	3,076,953
UMB Financial Corp.	69,535	5,866,668
Umpqua Holdings Corp.	354,243	6,046,928
United Bankshares, Inc.	208,729	7,712,536
Valley National Bancorp	649,656	7,958,286
Webster Financial Corp.	145,093	8,025,094
Wintrust Financial Corp.	92,711	6,829,092

		252,121,182

Batteries/Battery Systems - 0.3%

Energizer Holdings, Inc.	93,684	3,915,991
EnerSys	68,488	6,183,097

		10,099,088

Brewery - 0.4%

Boston Beer Co., Inc., Class A†	14,703	15,125,123

Building & Construction Products-Misc. - 1.7%

Builders FirstSource, Inc.†	329,964	14,275,892
Louisiana-Pacific Corp.	175,853	8,372,361
Owens Corning	174,099	14,105,501
Simpson Manufacturing Co., Inc.	69,845	6,807,094
Trex Co., Inc.†	186,250	17,067,950

		60,628,798

Building & Construction-Misc. - 0.5%

EMCOR Group, Inc.	88,360	8,603,613
TopBuild Corp.†	53,121	10,114,770

		18,718,383

Building Products-Air & Heating - 0.4%

Lennox International, Inc.	56,047	15,680,269

Building Products-Cement - 0.5%

Eagle Materials, Inc.	67,267	8,433,937
MDU Resources Group, Inc.	322,551	9,063,683

		17,497,620

Building-Heavy Construction - 0.3%

Arcosa, Inc.	1	57
Dycom Industries, Inc.†	51,333	3,931,081
MasTec, Inc.†	90,302	7,833,698

		11,764,836

Building-Mobile Home/Manufactured Housing - 0.3%

Thor Industries, Inc.	89,060	10,425,364

Building-Residential/Commercial - 0.7%

KB Home	141,674	5,720,796
Taylor Morrison Home Corp.†	209,020	5,750,140
Toll Brothers, Inc.	184,704	9,866,888
Tri Pointe Homes, Inc.†	204,005	3,876,095

		25,213,919

Cable/Satellite TV - 0.5%

Cable One, Inc.	8,722	16,701,322

Casino Hotels - 0.2%

Boyd Gaming Corp.†	129,181	7,582,925

Casino Services - 1.0%

Caesars Entertainment, Inc.†	335,025	31,304,736
Scientific Games Corp.†	90,321	4,229,732

		35,534,468

Chemicals-Diversified - 0.2%

Olin Corp.	228,536	7,070,904

Chemicals-Specialty - 1.2%

Ashland Global Holdings, Inc.	87,700	7,377,324
Cabot Corp.	91,044	4,482,096
Chemours Co.	264,601	6,226,061
Ingevity Corp.†	66,400	4,613,472
Minerals Technologies, Inc.	54,681	3,894,928

NewMarket Corp.	11,770	4,460,594
Sensient Technologies Corp.	68,134	5,304,232
Valvoline, Inc.	298,009	7,438,305

		43,797,012

Coatings/Paint - 0.5%

RPM International, Inc.	209,010	16,645,556

Commercial Services - 0.7%

CoreLogic, Inc.	125,112	10,591,982
John Wiley & Sons, Inc., Class A	70,190	3,697,609
LiveRamp Holdings, Inc.†	106,668	6,737,151
WW International, Inc.†	75,578	2,228,795

		23,255,537

Commercial Services-Finance - 0.8%

H&R Block, Inc.	295,038	5,673,581
Sabre Corp.#	510,344	7,496,953
WEX, Inc.†	70,986	14,789,933

		27,960,467

Computer Data Security - 0.1%

Qualys, Inc.†	53,974	5,244,114

Computer Services - 0.9%

CACI International, Inc., Class A†	40,566	8,978,879
MAXIMUS, Inc.	98,851	8,034,609
Perspecta, Inc.	220,082	6,426,394
Science Applications International Corp.	93,657	8,066,678

		31,506,560

Computer Software - 0.4%

J2 Global, Inc.†	68,937	7,678,203
Teradata Corp.†	175,815	7,050,182

		14,728,385

Computers-Integrated Systems - 0.3%

NCR Corp.†	207,342	7,207,208
NetScout Systems, Inc.†	118,351	3,339,865

		10,547,073

Computers-Other - 0.3%

Lumentum Holdings, Inc.†	121,445	10,930,050

Consulting Services - 0.2%

FTI Consulting, Inc.†	57,364	6,571,046

Consumer Products-Misc. - 0.2%

Helen of Troy, Ltd.†	40,782	8,841,538

Containers-Metal/Glass - 0.3%

Greif, Inc., Class A	42,534	2,054,392
O-I Glass, Inc.†	252,809	2,952,809
Silgan Holdings, Inc.	126,298	4,743,753

		9,750,954

Containers-Paper/Plastic - 0.6%

AptarGroup, Inc.	104,109	13,541,457
Sonoco Products Co.	161,526	9,622,104

		23,163,561

Cosmetics & Toiletries - 0.2%

Coty, Inc., Class A†	455,839	3,496,285
Edgewell Personal Care Co.	87,433	2,674,576

		6,170,861

Data Processing/Management - 0.7%

CommVault Systems, Inc.†	75,811	4,831,435
Fair Isaac Corp.†	46,806	21,416,085

		26,247,520

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.	139,709	4,339,362

Diagnostic Equipment - 0.7%

Neogen Corp.†	85,320	6,989,414
Repligen Corp.†	80,960	17,195,095

		24,184,509

Diagnostic Kits - 0.3%

Quidel Corp.†	61,578	10,114,802

Disposable Medical Products - 0.2%

ICU Medical, Inc.†	31,386	6,512,595

Distribution/Wholesale - 1.1%

Avient Corp.	147,144	6,359,564
IAA, Inc.†	216,294	12,681,317
KAR Auction Services, Inc.	207,909	2,892,014
Univar Solutions, Inc.†	272,006	5,415,639
Watsco, Inc.	52,798	12,835,194

		40,183,728

Diversified Manufacturing Operations - 0.8%

Carlisle Cos., Inc.	85,863	12,471,601
ITT, Inc.	138,979	11,532,477
Trinity Industries, Inc.	135,890	4,362,069

		28,366,147

E-Commerce/Services - 0.5%

GrubHub, Inc.†	149,202	9,559,372
TripAdvisor, Inc.†	154,683	7,675,371

		17,234,743

Electric Products-Misc. - 0.3%

Littelfuse, Inc.	39,208	10,202,706

Electric-Integrated - 1.2%

ALLETE, Inc.	83,604	5,194,316
Black Hills Corp.	100,932	5,971,137
Hawaiian Electric Industries, Inc.	175,623	6,139,780
IDACORP, Inc.	81,171	7,000,187
NorthWestern Corp.	81,364	4,758,167
OGE Energy Corp.	321,743	9,417,418
PNM Resources, Inc.	128,127	6,151,377

		44,632,382

Electronic Components-Misc. - 1.0%

Hubbell, Inc.	87,242	15,486,327
Jabil, Inc.	216,503	9,346,435
nVent Electric PLC	273,644	7,185,891
Vishay Intertechnology, Inc.	213,232	5,089,848

		37,108,501

Electronic Components-Semiconductors - 1.4%

Amkor Technology, Inc.	171,594	4,099,381
Cree, Inc.†	177,488	20,137,788

Semtech Corp.†	104,561	7,665,367
Silicon Laboratories, Inc.†	70,499	10,979,514
Synaptics, Inc.†	55,524	7,441,882

		50,323,932

Electronic Measurement Instruments - 0.3%

National Instruments Corp.	211,116	9,373,550

Electronic Parts Distribution - 0.7%

Arrow Electronics, Inc.†	121,519	12,183,495
Avnet, Inc.	158,972	6,052,064
SYNNEX Corp.	66,329	5,913,894

		24,149,453

Electronics-Military - 0.2%

Mercury Systems, Inc.†	90,086	5,888,021

Energy-Alternate Sources - 1.4%

First Solar, Inc.†	136,374	11,049,021
SolarEdge Technologies, Inc.†	82,376	24,573,585
Sunrun, Inc.†	251,012	15,708,331

		51,330,937

Engineering/R&D Services - 0.7%

AECOM†	242,512	14,039,020
Fluor Corp.†	201,315	3,454,565
KBR, Inc.	229,262	7,107,122

		24,600,707

Enterprise Software/Service - 1.5%

ACI Worldwide, Inc.†	187,817	7,185,878
Blackbaud, Inc.†	79,733	5,487,225
Ceridian HCM Holding, Inc.†	209,219	18,758,576
Manhattan Associates, Inc.†	102,185	12,563,646
SailPoint Technologies Holding, Inc.†	146,237	8,244,842

		52,240,167

Environmental Consulting & Engineering - 0.3%

Tetra Tech, Inc.	86,503	11,969,420

Filtration/Separation Products - 0.3%

Donaldson Co., Inc.	203,064	11,962,500

Finance-Consumer Loans - 0.5%

LendingTree, Inc.†#	17,520	4,710,602
Navient Corp.	299,642	3,709,568
SLM Corp.	603,591	9,530,702

		17,950,872

Finance-Credit Card - 0.2%

Alliance Data Systems Corp.	76,765	7,407,823

Finance-Investment Banker/Broker - 0.8%

Evercore, Inc., Class A	65,359	7,828,047
Interactive Brokers Group, Inc., Class A	129,943	9,406,574
Jefferies Financial Group, Inc.	332,813	9,664,890

		26,899,511

Finance-Leasing Companies - 0.2%

PROG Holdings, Inc.	108,669	5,433,450

Finance-Other Services - 0.3%

SEI Investments Co.	193,016	10,808,896

Financial Guarantee Insurance - 0.2%

MGIC Investment Corp.	544,615	6,633,411

Firearms & Ammunition - 0.5%

Axon Enterprise, Inc.†	102,224	16,917,050

Food-Baking - 0.2%

Flowers Foods, Inc.	316,549	6,884,941

Food-Catering - 0.1%

Healthcare Services Group, Inc.	119,715	3,405,892

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	27,840	857,750

Food-Misc./Diversified - 1.0%

Hain Celestial Group, Inc.†	132,741	5,599,015
Ingredion, Inc.	107,757	9,719,681
Lancaster Colony Corp.	31,450	5,493,372
Post Holdings, Inc.†	98,553	9,467,001
TreeHouse Foods, Inc.†	90,897	4,546,668

		34,825,737

Food-Retail - 0.3%

Grocery Outlet Holding Corp.†	137,817	4,960,034
Sprouts Farmers Market, Inc.†	189,728	4,005,158

		8,965,192

Footwear & Related Apparel - 0.2%

Skechers U.S.A., Inc., Class A†	218,095	7,982,277

Funeral Services & Related Items - 0.4%

Service Corp. International	277,868	13,270,976

Garden Products - 0.4%

Scotts Miracle-Gro Co.	65,453	13,951,307

Gas-Distribution - 1.2%

National Fuel Gas Co.	146,324	6,648,962
New Jersey Resources Corp.	154,635	6,075,609
ONE Gas, Inc.	85,410	5,719,908
Southwest Gas Holdings, Inc.	91,414	5,699,663
Spire, Inc.	83,030	5,514,853
UGI Corp.	335,256	12,843,657

		42,502,652

Gold Mining - 0.3%

Royal Gold, Inc.	105,529	10,944,413

Hazardous Waste Disposal - 0.5%

Clean Harbors, Inc.†	81,757	6,961,609
Stericycle, Inc.†	147,266	9,553,145

		16,514,754

Health Care Cost Containment - 0.3%

HealthEquity, Inc.†	131,683	10,844,095

Home Furnishings - 0.4%

Herman Miller, Inc.	94,745	3,633,945
Tempur Sealy International, Inc.	308,696	10,313,533

		13,947,478

Hotels/Motels - 0.6%

Choice Hotels International, Inc.	46,387	4,864,605
Travel + Leisure Co.†	138,112	8,346,108
Wyndham Hotels & Resorts, Inc.	149,864	9,783,122

		22,993,835

Human Resources - 0.9%

ASGN, Inc.†	85,092	7,911,003
Insperity, Inc.	57,376	5,089,251
ManpowerGroup, Inc.	92,544	8,739,855
Paylocity Holding Corp.†	60,208	11,511,168

		33,251,277

Industrial Automated/Robotic - 0.8%

Cognex Corp.	280,907	23,200,109
Colfax Corp.†	161,962	7,183,015

		30,383,124

Instruments-Controls - 0.3%

Woodward, Inc.	93,934	10,729,141

Insurance Brokers - 0.5%

Brown & Brown, Inc.	379,247	17,407,437

Insurance-Life/Health - 0.6%

Brighthouse Financial, Inc.†	143,972	5,743,043
CNO Financial Group, Inc.	223,565	5,378,974
Primerica, Inc.	63,221	8,928,702

		20,050,719

Insurance-Multi-line - 0.6%

American Financial Group, Inc.	113,152	12,073,318
Genworth Financial, Inc., Class A†	813,946	2,539,512
Kemper Corp.	98,899	7,478,742

		22,091,572

Insurance-Property/Casualty - 1.7%

Alleghany Corp.	23,022	14,882,112
First American Financial Corp.	179,587	9,435,501
Hanover Insurance Group, Inc.	59,921	6,911,887
Kinsale Capital Group, Inc.	34,289	6,036,921
Mercury General Corp.	42,742	2,496,133
Old Republic International Corp.	454,865	8,792,540
RLI Corp.	63,777	6,654,492
Selective Insurance Group, Inc.	96,248	6,528,502

		61,738,088

Insurance-Reinsurance - 1.0%

Essent Group, Ltd.	180,838	7,455,951
Reinsurance Group of America, Inc.	109,281	13,357,417
RenaissanceRe Holdings, Ltd.	81,731	13,647,442

		34,460,810

Internet Content-Information/News - 0.1%

Yelp, Inc.†	111,885	4,219,183

Investment Management/Advisor Services - 0.9%

Affiliated Managers Group, Inc.	72,965	10,212,911
Federated Hermes, Inc.	151,833	4,056,978
Janus Henderson Group PLC	276,067	8,069,438
Stifel Financial Corp.	165,688	10,120,223

		32,459,550

Lasers-System/Components - 0.7%

Coherent, Inc.†	39,311	9,510,903
II-VI, Inc.†#	166,849	14,065,371

		23,576,274

Lighting Products & Systems - 0.6%

Acuity Brands, Inc.	59,253	7,305,895
Universal Display Corp.	68,950	14,596,025

		21,901,920

Machine Tools & Related Products - 0.5%

Kennametal, Inc.	133,954	5,004,521
Lincoln Electric Holdings, Inc.	95,663	11,298,757

		16,303,278

Machinery-Construction & Mining - 0.5%

Oshkosh Corp.	109,687	11,626,822
Terex Corp.	111,472	4,590,417

		16,217,239

Machinery-Electrical - 0.2%

Regal Beloit Corp.	65,299	8,924,414

Machinery-Farming - 0.8%

AGCO Corp.	98,794	12,791,847
Toro Co.	172,593	17,392,197

		30,184,044

Machinery-General Industrial - 1.0%

Crane Co.	79,449	6,662,593
Middleby Corp.†	89,455	13,097,107
Nordson Corp.	86,817	16,704,459

		36,464,159

Machinery-Pumps - 0.7%

Curtiss-Wright Corp.	66,759	7,376,202
Graco, Inc.	269,499	18,689,756

		26,065,958

Medical Instruments - 1.1%

Bio-Techne Corp.	62,104	22,462,396
Cantel Medical Corp.†	60,478	4,492,306
Integra LifeSciences Holdings Corp.†	113,869	7,781,807
NuVasive, Inc.†	82,493	4,976,803

		39,713,312

Medical Labs & Testing Services - 1.1%

Charles River Laboratories International, Inc.†	80,014	22,895,206
Medpace Holdings, Inc.†	44,306	7,196,624
Syneos Health, Inc.†	122,118	9,445,827

		39,537,657

Medical Products - 2.3%

Avanos Medical, Inc.†	76,942	3,537,793
Globus Medical, Inc., Class A†	122,640	7,665,000
Haemonetics Corp.†	81,678	10,332,267
Hill-Rom Holdings, Inc.	107,472	11,464,038
LivaNova PLC†	78,169	6,061,224
Masimo Corp.†	81,474	20,427,976
Penumbra, Inc.†	54,320	15,450,238
STAAR Surgical Co.†#	74,170	7,714,422

		82,652,958

Medical-Biomedical/Gene - 1.7%

Arrowhead Pharmaceuticals, Inc.†	165,290	13,167,001
Emergent BioSolutions, Inc.†	72,464	6,956,544
Exelixis, Inc.†	499,044	10,809,293
Halozyme Therapeutics, Inc.†	204,402	9,249,191
Ligand Pharmaceuticals, Inc.†	25,867	3,834,007
Nektar Therapeutics†#	288,573	6,547,721
United Therapeutics Corp.†	71,486	11,951,030

		62,514,787

Medical-Drugs - 0.8%

Jazz Pharmaceuticals PLC†	89,619	15,059,577
PRA Health Sciences, Inc.†	103,189	15,211,090

		30,270,667

Medical-HMO - 0.6%

Molina Healthcare, Inc.†	95,388	20,676,303

Medical-Hospitals - 0.5%

Acadia Healthcare Co., Inc.†	143,146	7,907,385
Tenet Healthcare Corp.†	169,730	8,659,625

		16,567,010

Medical-Outpatient/Home Medical - 1.0%

Amedisys, Inc.†	52,778	13,386,612
Chemed Corp.	25,659	11,423,643
LHC Group, Inc.†	50,817	9,233,957

		34,044,212

Metal Processors & Fabrication - 0.2%

Timken Co.	109,093	8,547,437

Metal Products-Distribution - 0.1%

Worthington Industries, Inc.	57,728	3,688,242

Motorcycle/Motor Scooter - 0.2%

Harley-Davidson, Inc.	246,558	8,794,724

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	82,086	4,201,161

Multimedia - 0.5%

FactSet Research Systems, Inc.	61,112	18,572,548

Oil Companies-Exploration & Production - 0.6%

Cimarex Energy Co.	164,013	9,511,114
CNX Resources Corp.†	361,167	4,554,316
EQT Corp.†	443,316	7,886,591

		21,952,021

Oil Companies-Integrated - 0.1%

Murphy Oil Corp.	232,247	3,792,594

Oil-Field Services - 0.2%

ChampionX Corp.†	298,941	6,358,475

Paper & Related Products - 0.1%

Domtar Corp.	88,784	3,289,447

Pastoral & Agricultural - 0.5%

Darling Ingredients, Inc.†	260,695	16,434,213

Physical Therapy/Rehabilitation Centers - 0.4%

Encompass Health Corp.	159,942	12,865,735

Pipelines - 0.2%

Antero Midstream Corp.	460,019	4,057,367
Equitrans Midstream Corp.	653,912	4,727,784

		8,785,151

Poultry - 0.2%

Pilgrim’s Pride Corp.†	78,354	1,754,346
Sanderson Farms, Inc.	31,839	4,855,448

		6,609,794

Power Converter/Supply Equipment - 0.9%

Generac Holdings, Inc.†	101,083	33,312,914

Publishing-Newspapers - 0.5%

New York Times Co., Class A	232,916	11,918,312
TEGNA, Inc.	352,663	6,429,046

		18,347,358

Quarrying - 0.1%

Compass Minerals International, Inc.	54,619	3,445,913

Racetracks - 1.1%

Churchill Downs, Inc.	57,119	13,173,355
Penn National Gaming, Inc.†	237,355	27,480,962

		40,654,317

Real Estate Investment Trusts - 8.4%

American Campus Communities, Inc.	221,389	9,068,094
Apartment Income REIT Corp.	239,457	9,789,002
Brixmor Property Group, Inc.	476,907	9,385,530
Camden Property Trust	156,666	16,316,764
CoreSite Realty Corp.	68,793	8,372,796
Corporate Office Properties Trust	180,440	4,691,440
Cousins Properties, Inc.	238,973	8,015,154
CyrusOne, Inc.	193,707	12,712,990
Douglas Emmett, Inc.	265,174	8,684,449
EastGroup Properties, Inc.	63,630	8,660,679
EPR Properties	120,022	5,422,594
First Industrial Realty Trust, Inc.	207,584	8,865,913
Healthcare Realty Trust, Inc.	218,850	6,316,011
Highwoods Properties, Inc.	167,142	6,678,994
Hudson Pacific Properties, Inc.	244,734	6,262,743
JBG SMITH Properties	178,984	5,682,742
Kilroy Realty Corp.	168,703	10,705,892
Lamar Advertising Co., Class A	139,024	12,038,088
Life Storage, Inc.	117,256	9,837,778
Macerich Co.	180,325	2,329,799
Medical Properties Trust, Inc.	913,654	19,725,790
National Retail Properties, Inc.	279,450	12,251,088
Omega Healthcare Investors, Inc.	365,148	13,561,597
Park Hotels & Resorts, Inc.	378,996	8,243,163
Pebblebrook Hotel Trust	210,587	4,771,901
Physicians Realty Trust	334,949	5,694,133
PotlatchDeltic Corp.	107,568	5,459,076
PS Business Parks, Inc.	32,279	4,675,936
Rayonier, Inc.	219,596	7,167,614
Rexford Industrial Realty, Inc.	209,958	10,019,196
Sabra Health Care REIT, Inc.	332,855	5,731,763
Service Properties Trust	265,129	3,404,256
Spirit Realty Capital, Inc.	183,779	7,906,173
STORE Capital Corp.	380,157	12,712,450
Urban Edge Properties	176,456	2,911,524
Weingarten Realty Investors	193,757	4,919,490

		298,992,602

Real Estate Management/Services - 0.4%

Jones Lang LaSalle, Inc.†	82,524	14,357,526

Recreational Vehicles - 0.6%

Brunswick Corp.	126,019	11,136,299
Polaris, Inc.	93,293	10,986,184

		22,122,483

Rental Auto/Equipment - 0.1%

Avis Budget Group, Inc.†	82,946	4,607,650

Resorts/Theme Parks - 0.5%

Marriott Vacations Worldwide Corp.†	66,052	11,209,685
Six Flags Entertainment Corp.	121,654	5,425,768

		16,635,453

Retail-Apparel/Shoe - 0.4%

American Eagle Outfitters, Inc.#	240,584	6,183,009
Foot Locker, Inc.	167,919	8,075,225

		14,258,234

Retail-Automobile - 0.6%

AutoNation, Inc.†	94,695	7,104,019
Lithia Motors, Inc., Class A	42,022	15,714,127

		22,818,146

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A	73,613	6,340,288

Retail-Convenience Store - 0.3%

Casey’s General Stores, Inc.	59,413	11,999,049

Retail-Discount - 0.5%

BJ’s Wholesale Club Holdings, Inc.†	220,822	8,872,628
Ollie’s Bargain Outlet Holdings, Inc.†	91,490	7,564,393

		16,437,021

Retail-Home Furnishings - 0.8%

RH†	25,112	12,314,171
Williams-Sonoma, Inc.	123,196	16,174,403

		28,488,574

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.#	175,014	6,379,260

Retail-Misc./Diversified - 0.5%

Five Below, Inc.†	89,873	16,727,163

Retail-Pawn Shops - 0.1%

FirstCash, Inc.	66,660	4,220,911

Retail-Petroleum Products - 0.2%

Murphy USA, Inc.	42,736	5,327,042
World Fuel Services Corp.	102,147	3,174,729

		8,501,771

Retail-Regional Department Stores - 0.4%

Kohl’s Corp.	253,591	14,010,903

Retail-Restaurants - 1.0%

Cracker Barrel Old Country Store, Inc.	38,156	5,909,220
Jack in the Box, Inc.	36,551	3,740,995
Papa John’s International, Inc.	53,005	4,780,521
Texas Roadhouse, Inc.	105,061	9,547,944
Wendy’s Co.	288,357	5,891,133
Wingstop, Inc.	47,747	6,500,754

		36,370,567

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.	105,735	7,546,307

Rubber-Tires - 0.2%

Goodyear Tire & Rubber Co.†	375,008	6,303,884

Satellite Telecom - 0.2%

Iridium Communications, Inc.†	188,693	7,228,829

Savings & Loans/Thrifts - 0.5%

New York Community Bancorp, Inc.	746,214	9,111,273
Sterling Bancorp	312,640	6,824,931
Washington Federal, Inc.	121,955	3,685,480

		19,621,684

Schools - 0.5%

Adtalem Global Education, Inc.†	83,791	3,292,986
Graham Holdings Co., Class B	6,502	3,906,596
Grand Canyon Education, Inc.†	75,372	7,890,695
Strategic Education, Inc.	39,254	3,568,974

		18,659,251

Security Services - 0.2%

Brink’s Co.	79,516	6,109,214

Semiconductor Components-Integrated Circuits - 0.2%

Cirrus Logic, Inc.†	93,239	7,625,085

Semiconductor Equipment - 0.9%

Brooks Automation, Inc.	118,762	9,876,248
CMC Materials, Inc.	46,780	7,975,990
MKS Instruments, Inc.	88,691	14,625,146

		32,477,384

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	34,187	8,086,251

Steel-Producers - 1.4%

Cleveland-Cliffs, Inc.	738,715	9,854,458
Commercial Metals Co.	193,136	4,857,370
Reliance Steel & Aluminum Co.	102,555	13,557,771
Steel Dynamics, Inc.	321,467	13,366,598
United States Steel Corp.	422,090	7,010,915

		48,647,112

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†	248,232	12,950,263

Telephone-Integrated - 0.1%

Telephone & Data Systems, Inc.	160,143	2,864,958

Television - 0.1%

World Wrestling Entertainment, Inc., Class A#	75,111	3,710,483

Theaters - 0.1%

Cinemark Holdings, Inc.#	172,958	3,882,907

Tools-Hand Held - 0.3%

MSA Safety, Inc.	58,271	9,381,048

Toys - 0.3%

Mattel, Inc.†	559,841	11,308,788

Transport-Equipment & Leasing - 0.2%

GATX Corp.	56,299	5,372,614

Transport-Marine - 0.2%

Kirby Corp.†	96,576	6,041,795

Transport-Services - 0.2%

Ryder System, Inc.	86,683	5,874,507

Transport-Truck - 1.1%

Knight-Swift Transportation Holdings, Inc.	202,156	8,733,139
Landstar System, Inc.	61,742	9,887,364
Werner Enterprises, Inc.	93,364	4,007,183
XPO Logistics, Inc.†	147,047	17,145,680

		39,773,366

Water - 0.4%

Essential Utilities, Inc.	359,025	15,100,592

Wire & Cable Products - 0.1%

Belden, Inc.	71,758	3,172,421

Wireless Equipment - 0.2%

InterDigital, Inc.	49,555	3,140,300
ViaSat, Inc.†	103,199	5,277,597

		8,417,897

Total Long-Term Investment Securities
(cost $2,298,041,823)		3,520,210,578

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Registered Investment Companies - 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(1)(2)	11,894,950	11,894,950

U.S. Government Treasuries - 0.2%

United States Treasury Bills 0.09% due 12/30/2021(3)	$1,700,000	1,698,952
0.10% due 12/30/2021(3)	1,700,000	1,698,952
0.14% due 09/09/2021(3)	1,500,000	1,499,500
0.15% due 03/25/2021(3)	400,000	399,990

		5,297,394

Total Short-Term Investment Securities
(cost $17,191,098)		17,192,344

REPURCHASE AGREEMENTS - 1.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $48,503,000 and collateralized by $46,235,200 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $49,473,065 (cost $48,503,000)	48,503,000	48,503,000

TOTAL INVESTMENTS
(cost $2,363,735,921)	100.2%	3,585,905,922
Liabilities in excess of other assets	(0.2)	(8,043,950)

NET ASSETS	100.0%	$3,577,861,972

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At February 28, 2021, the Fund had loaned securities with a total value of $36,517,716. This was secured by collateral of $11,894,950, which was received in cash and subsequently invested in short-term investments currently valued at $11,894,950 as reported in the Portfolio of Investments. Additional collateral of $25,712,229 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$4,377,044
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	10,357,903
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	2,051,103
United States Cash Management Bills	0.00%	06/01/2021 to 06/01/2021	722
United States Treasury Bills	0.00%	03/18/2021 to 12/30/2021	570,422
United States Treasury Notes/Bonds	0.07% to 8.13%	03/15/2021 to 11/15/2050	8,355,035

(2)	The rate shown is the 7-day yield as of February 28, 2021.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
220	Long	S&P Mid Cap 400 E-Mini Index	March 2021	$54,888,687	$54,883,400	$(5,287)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,520,210,578	$—	$—	$3,520,210,578
Short-Term Investment Securities:
Registered Investment Companies	11,894,950	—	—	11,894,950
U.S. Government Treasuries	—	5,297,394	—	5,297,394
Repurchase Agreements	—	48,503,000	—	48,503,000

Total Investments at Value	$3,532,105,528	$53,800,394	$—	$3,585,905,922

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$5,287	$—	$—	$5,287

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.7%
Advertising Services - 0.5%

Trade Desk, Inc., Class A†	2,721	$2,191,466

Aerospace/Defense - 1.2%

Teledyne Technologies, Inc.†	7,976	2,959,096
TransDigm Group, Inc.†	3,510	2,024,112

		4,983,208

Aerospace/Defense-Equipment - 0.7%

L3Harris Technologies, Inc.	15,262	2,776,310

Airlines - 1.0%

Ryanair Holdings PLC ADR†	20,054	2,156,206
Southwest Airlines Co.	35,264	2,049,896

		4,206,102

Apparel Manufacturers - 0.7%

Gildan Activewear, Inc.	90,677	2,753,861

Athletic Equipment - 0.5%

YETI Holdings, Inc.†	33,100	2,276,287

Auction Houses/Art Dealers - 0.7%

Ritchie Bros. Auctioneers, Inc.	56,648	3,077,119

Audio/Video Products - 0.4%

Dolby Laboratories, Inc., Class A	15,928	1,555,051

Auto-Cars/Light Trucks - 0.4%

General Motors Co.	34,820	1,787,311

Auto/Truck Parts & Equipment-Original - 0.4%

Visteon Corp.†	11,671	1,484,201

Banks-Commercial - 0.5%

SVB Financial Group†	3,846	1,943,615

Broadcast Services/Program - 0.3%

Liberty Media Corp. - Liberty Formula One, Series C†	27,802	1,220,508

Building & Construction-Misc. - 0.3%

Frontdoor, Inc.†	27,774	1,454,524

Building-Maintenance & Services - 0.5%

Terminix Global Holdings, Inc.†	44,167	1,987,957

Building-Residential/Commercial - 0.5%

D.R. Horton, Inc.	28,095	2,159,663

Chemicals-Diversified - 0.4%

FMC Corp.	18,169	1,847,606

Chemicals-Specialty - 0.4%

Chemours Co.	66,420	1,562,863

Commercial Services - 0.9%

CoStar Group, Inc.†	2,437	2,007,503
Edenred	34,580	1,914,647

		3,922,150

Commercial Services-Finance - 4.2%

Affirm Holdings, Inc.†	1,547	143,964
Euronet Worldwide, Inc.†	8,357	1,256,141
Global Payments, Inc.	18,596	3,681,822
MarketAxess Holdings, Inc.	3,716	2,065,873
Shift4 Payments, Inc., Class A†	28,460	2,177,190
Square, Inc., Class A†	14,720	3,386,042
WEX, Inc.†	24,070	5,014,984

		17,726,016

Communications Software - 0.6%

RingCentral, Inc., Class A†	6,684	2,527,621

Computer Data Security - 1.4%

Varonis Systems, Inc.†	9,470	1,738,124
Zscaler, Inc.†	19,710	4,041,141

		5,779,265

Computer Services - 2.2%

Amdocs, Ltd.	48,843	3,702,788
EPAM Systems, Inc.†	14,135	5,280,977

		8,983,765

Computer Software - 2.0%

Dynatrace, Inc.†	27,764	1,381,537
J2 Global, Inc.†	2,421	269,651
Splunk, Inc.†	19,218	2,748,366
Twilio, Inc., Class A†	10,021	3,937,050

		8,336,604

Consulting Services - 0.3%

Verisk Analytics, Inc.	8,834	1,447,451

Containers-Metal/Glass - 0.8%

Crown Holdings, Inc.†	36,255	3,464,528

Containers-Paper/Plastic - 0.6%

Sealed Air Corp.	60,334	2,527,995

Cruise Lines - 0.4%

Royal Caribbean Cruises, Ltd.	20,075	1,872,395

Data Processing/Management - 2.6%

Broadridge Financial Solutions, Inc.	30,716	4,376,723
DocuSign, Inc.†	14,039	3,182,080
Fidelity National Information Services, Inc.	23,269	3,211,122

		10,769,925

Decision Support Software - 0.3%

MSCI, Inc.	3,099	1,284,597

Dental Supplies & Equipment - 1.5%

Align Technology, Inc.†	7,426	4,211,359
DENTSPLY SIRONA, Inc.	35,502	1,884,091

		6,095,450

Diagnostic Equipment - 1.5%

10X Genomics, Inc., Class A†	7,405	1,318,016
Avantor, Inc.†	116,474	3,246,130
PerkinElmer, Inc.	13,997	1,764,882

		6,329,028

Diagnostic Kits - 1.6%

IDEXX Laboratories, Inc.†	8,045	4,184,768
Natera, Inc.†	20,644	2,396,562

		6,581,330

Disposable Medical Products - 1.6%

ICU Medical, Inc.†	10,090	2,093,675
Teleflex, Inc.	11,235	4,472,878

		6,566,553

Distribution/Wholesale - 0.9%

Ferguson PLC	15,426	1,812,163
Pool Corp.	6,379	2,135,498

		3,947,661

Drug Delivery Systems - 0.5%

DexCom, Inc.†	5,272	2,097,096

E-Commerce/Products - 0.5%

Wayfair, Inc., Class A†#	7,523	2,173,997

E-Commerce/Services - 3.4%

Airbnb, Inc., Class B†(1)	58,836	11,621,452
Bumble, Inc., Class A†	218	14,673
Expedia Group, Inc.	16,745	2,695,945

		14,332,070

Electric Products-Misc. - 0.5%

AMETEK, Inc.	17,178	2,026,489

Electric-Integrated - 0.6%

Alliant Energy Corp.	55,140	2,545,262

Electronic Components-Misc. - 1.9%

Flex, Ltd.†	165,953	3,018,685
Sensata Technologies Holding PLC†	89,019	5,099,899

		8,118,584

Electronic Components-Semiconductors - 4.6%

Advanced Micro Devices, Inc.†	24,925	2,106,412
Cree, Inc.†	14,240	1,615,670
IPG Photonics Corp.†	7,770	1,766,510
Microchip Technology, Inc.	41,361	6,312,929
Monolithic Power Systems, Inc.	9,647	3,612,995
ON Semiconductor Corp.†	98,348	3,960,474

		19,374,990

Electronic Connectors - 1.9%

TE Connectivity, Ltd.	62,575	8,136,627

Electronic Measurement Instruments - 1.7%

Keysight Technologies, Inc.†	13,485	1,908,397
National Instruments Corp.	61,808	2,744,276
Trimble, Inc.†	32,537	2,412,293

		7,064,966

Energy-Alternate Sources - 1.3%

Enphase Energy, Inc.†	19,178	3,376,479
Plug Power, Inc.†	44,509	2,153,345

		5,529,824

Enterprise Software/Service - 6.5%

Atlassian Corp. PLC, Class A†	16,711	3,972,205
Bill.com Holdings, Inc.†	844	139,268
Black Knight, Inc.†	24,513	1,879,902
Ceridian HCM Holding, Inc.†	34,195	3,065,924
Constellation Software, Inc.	3,435	4,447,523
Coupa Software, Inc.†	7,784	2,695,288
HubSpot, Inc.†	5,315	2,737,225
Paycom Software, Inc.†	7,545	2,823,641
SS&C Technologies Holdings, Inc.	74,013	4,905,581
Topicus.com, Inc.†	6,353	329,781

		26,996,338

Entertainment Software - 1.1%

Take-Two Interactive Software, Inc.†	13,170	2,429,338
Zynga, Inc., Class A†	205,663	2,293,143

		4,722,481

Finance-Credit Card - 0.6%

Discover Financial Services	26,975	2,537,538

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	26,053	1,607,991

Finance-Other Services - 0.3%

Cboe Global Markets, Inc.	14,075	1,392,862

Food-Catering - 0.4%

Aramark	47,662	1,769,213

Instruments-Scientific - 0.7%

Waters Corp.†	10,325	2,827,811

Insurance Brokers - 1.2%

Aon PLC, Class A	20,860	4,750,030
Willis Towers Watson PLC	634	139,886

		4,889,916

Insurance-Property/Casualty - 1.7%

Intact Financial Corp.	33,543	3,749,141
WR Berkley Corp.	47,733	3,309,329

		7,058,470

Internet Application Software - 0.8%

Wix.com, Ltd.†	9,660	3,367,186

Internet Content-Entertainment - 1.2%

Pinterest, Inc., Class A†	35,011	2,821,186
Roku, Inc.†	5,410	2,139,547

		4,960,733

Investment Management/Advisor Services - 1.5%

LPL Financial Holdings, Inc.	48,478	6,376,796

Machinery-General Industrial - 0.4%

Westinghouse Air Brake Technologies Corp.	22,852	1,655,170

Machinery-Print Trade - 0.8%

Kornit Digital, Ltd.†	28,270	3,198,185

Machinery-Pumps - 0.6%

Ingersoll Rand, Inc.†	54,718	2,535,632

Medical Instruments - 1.0%

Boston Scientific Corp.†	104,786	4,063,601

Medical Labs & Testing Services - 1.5%

Catalent, Inc.†	55,234	6,280,658

Medical Products - 2.7%

Cooper Cos., Inc.	18,718	7,227,581
STERIS PLC	12,941	2,262,087
Varian Medical Systems, Inc.†	9,250	1,621,248

		11,110,916

Medical-Biomedical/Gene - 2.9%

Abcam PLC ADR†#	28,365	675,938
Ascendis Pharma A/S ADR†	5,557	861,168
BioMarin Pharmaceutical, Inc.†	16,888	1,307,638
Emergent BioSolutions, Inc.†	7,145	685,920
Illumina, Inc.†	4,008	1,761,155
Maravai LifeSciences Holdings, Inc., Class A†	59,196	1,925,054
Moderna, Inc.†	17,699	2,739,982
Royalty Pharma PLC, Class A#	27,322	1,272,386
Twist Bioscience Corp.†	7,354	1,012,205

		12,241,446

Medical-Drugs - 1.5%

Bristol-Myers Squibb Co.	15,744	965,579
Horizon Therapeutics PLC†	31,394	2,854,029

PRA Health Sciences, Inc.†	17,861	2,632,890

		6,452,498

Medical-Hospitals - 0.5%

Tenet Healthcare Corp.†	37,895	1,933,403

Metal Processors & Fabrication - 0.5%

Rexnord Corp.	44,828	2,015,019

Oil Companies-Exploration & Production - 0.6%

Diamondback Energy, Inc.	36,390	2,521,099

Patient Monitoring Equipment - 0.6%

Insulet Corp.†	9,675	2,506,793

Power Converter/Supply Equipment - 0.8%

Generac Holdings, Inc.†	9,913	3,266,928

Printing-Commercial - 0.5%

Cimpress PLC†	21,899	2,169,753

Racetracks - 0.5%

Penn National Gaming, Inc.†	16,570	1,918,475

Real Estate Investment Trusts - 1.4%

Crown Castle International Corp.	9,438	1,469,968
Lamar Advertising Co., Class A	48,459	4,196,065

		5,666,033

Rental Auto/Equipment - 0.8%

United Rentals, Inc.†	10,611	3,155,499

Retail-Apparel/Shoe - 1.1%

Burlington Stores, Inc.†	5,762	1,491,321
Lululemon Athletica, Inc.†	10,320	3,216,537

		4,707,858

Retail-Automobile - 1.2%

CarMax, Inc.†	31,732	3,792,291
Vroom, Inc.†	27,570	1,219,973

		5,012,264

Retail-Floor Coverings - 0.7%

Floor & Decor Holdings, Inc., Class A†	29,936	2,846,614

Retail-Pet Food & Supplies - 1.0%

Freshpet, Inc.†	25,440	3,965,587

Retail-Restaurants - 0.4%

Wingstop, Inc.	13,058	1,777,847

Semiconductor Components-Integrated Circuits - 0.4%

NXP Semiconductors NV	8,748	1,596,947

Semiconductor Equipment - 3.8%

Entegris, Inc.	27,325	2,874,863
KLA Corp.	20,535	6,391,108
Lam Research Corp.	11,431	6,483,549

		15,749,520

Telecommunication Equipment - 1.1%

NICE, Ltd. ADR†#	20,517	4,709,472

Therapeutics - 0.6%

Neurocrine Biosciences, Inc.†	14,898	1,631,480
Sarepta Therapeutics, Inc.†#	7,734	673,322

		2,304,802

Transport-Rail - 0.5%

Kansas City Southern	9,450	2,006,613

Transport-Truck - 1.7%

JB Hunt Transport Services, Inc.	25,087	3,684,528
XPO Logistics, Inc.†#	28,135	3,280,541

		6,965,069

Veterinary Diagnostics - 0.5%

Elanco Animal Health, Inc.†	57,118	1,876,897

Web Hosting/Design - 1.0%

GoDaddy, Inc., Class A†	52,649	4,270,887

Total Long-Term Investment Securities
(cost $242,260,788)		407,818,711

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Commercial Paper - 2.1%

Credit Agricole Corporate and Investment Bank 0.05% due 03/01/2021	$8,900,000	8,899,948

Registered Investment Companies - 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(2)(3)	4,148,223	4,148,223

Total Short-Term Investment Securities
(cost $13,048,223)		13,048,171

TOTAL INVESTMENTS
(cost $255,309,011)	100.8%	420,866,882
Liabilities in excess of other assets	(0.8)	(3,297,768)

NET ASSETS	100.0%	$417,569,114

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2021, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Airbnb, Inc.
Class B	04/16/2014	58,836	1,197,696	$11,621,452	$197.52	2.78%

(2)	The rate shown is the 7-day yield as of February 28, 2021.

(3)

At February 28, 2021, the Fund had loaned securities with a total value of $10,047,348. This was secured by collateral of $4,148,223 which was received in cash and subsequently invested in short-term investments currently valued at $4,148,223 as reported in the Portfolio of Investments. Additional collateral of $5,821,412 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$5,568
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	13,175
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	2,609
United States Cash Management Bills	0.00%	06/01/2021 to 06/01/2021	14,072
United States Treasury Bills	0.00%	04/08/2021 to 12/30/2021	154,693
United States Treasury Notes/Bonds	0.07% to 8.13%	03/15/2021 to 11/15/2050	5,631,295

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Services	$2,710,618	$11,621,452	$—	$14,332,070
Other Industries	393,486,641	—	—	393,486,641
Short-Term Investment Securities:
Commercial Paper	—	8,899,948	—	8,899,948
Registered Investment Companies	4,148,223	—	—	4,148,223

Total Investments at Value	$400,345,482	$20,521,400	$—	$420,866,882

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.0%
Applications Software - 10.3%

Intuit, Inc.	17,026	$6,642,524
Microsoft Corp.	321,950	74,814,741

		81,457,265

Athletic Equipment - 0.2%

Peloton Interactive, Inc., Class A†	16,557	1,994,622

Auto-Cars/Light Trucks - 4.2%

Tesla, Inc.†	49,952	33,742,576

Auto-Heavy Duty Trucks - 0.3%

PACCAR, Inc.	22,449	2,042,635

Beverages-Non-alcoholic - 2.2%

Keurig Dr Pepper, Inc.	91,189	2,783,088
Monster Beverage Corp.†	34,209	3,001,498
PepsiCo, Inc.	89,550	11,568,965

		17,353,551

Broadcast Services/Program - 0.2%

Fox Corp., Class A	21,873	728,590
Fox Corp., Class B	16,707	533,454

		1,262,044

Cable/Satellite TV - 3.2%

Charter Communications, Inc., Class A†	12,952	7,945,016
Comcast Corp., Class A	295,867	15,598,108
Sirius XM Holdings, Inc.#	275,366	1,610,891

		25,154,015

Cellular Telecom - 1.2%

T-Mobile US, Inc.†	80,428	9,648,947

Commercial Services - 0.3%

Cintas Corp.	6,780	2,199,025

Commercial Services-Finance - 3.1%

Automatic Data Processing, Inc.	27,787	4,835,494
PayPal Holdings, Inc.†	75,925	19,729,111

		24,564,605

Communications Software - 0.6%

Zoom Video Communications, Inc., Class A†	12,620	4,714,958

Computer Aided Design - 1.4%

ANSYS, Inc.†	5,565	1,897,609
Autodesk, Inc.†	14,209	3,921,684
Cadence Design Systems, Inc.†	18,075	2,550,202
Synopsys, Inc.†	9,834	2,411,395

		10,780,890

Computer Data Security - 0.1%

Check Point Software Technologies, Ltd.†	9,085	1,001,530

Computer Services - 0.3%

Cognizant Technology Solutions Corp., Class A	34,645	2,545,715

Computer Software - 0.2%

Splunk, Inc.†	10,393	1,486,303

Computers - 11.1%

Apple, Inc.	723,990	87,791,027

Consulting Services - 0.2%

Verisk Analytics, Inc.	10,536	1,726,324

Data Processing/Management - 1.2%

DocuSign, Inc.†	11,999	2,719,693
Fiserv, Inc.†	43,444	5,012,134
Paychex, Inc.	23,295	2,121,476

		9,853,303

Dental Supplies & Equipment - 0.4%

Align Technology, Inc.†	5,109	2,897,365

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†	5,527	2,874,980

Distribution/Wholesale - 0.4%

Copart, Inc.†	15,301	1,670,257
Fastenal Co.	37,198	1,724,871

		3,395,128

Drug Delivery Systems - 0.3%

DexCom, Inc.†	6,223	2,475,385

E-Commerce/Products - 9.7%

Amazon.com, Inc.†	21,366	66,083,542
eBay, Inc.	44,669	2,520,225
JD.com, Inc. ADR†	56,469	5,300,745
Pinduoduo, Inc. ADR†	19,336	3,309,550

		77,214,062

E-Commerce/Services - 1.9%

Booking Holdings, Inc.†	2,654	6,179,865
Match Group, Inc.†	17,236	2,634,523
MercadoLibre, Inc.†	3,226	5,284,543
Trip.com Group, Ltd.†	33,889	1,336,921

		15,435,852

E-Services/Consulting - 0.2%

CDW Corp.	9,266	1,453,743

Electric-Integrated - 0.9%

American Electric Power Co., Inc.	32,166	2,407,625
Exelon Corp.	63,217	2,440,176
Xcel Energy, Inc.	34,049	1,994,931

		6,842,732

Electronic Components-Semiconductors - 10.4%

Advanced Micro Devices, Inc.†	77,935	6,586,287
Broadcom, Inc.	26,212	12,316,233
Intel Corp.	265,549	16,140,068
Marvell Technology Group, Ltd.	43,426	2,096,607
Microchip Technology, Inc.	16,872	2,575,173
Micron Technology, Inc.†	72,136	6,602,608
NVIDIA Corp.	40,111	22,004,093
Skyworks Solutions, Inc.	10,762	1,913,699
Texas Instruments, Inc.	59,482	10,246,964
Xilinx, Inc.	15,884	2,069,685

		82,551,417

Electronic Forms - 1.8%

Adobe, Inc.†	31,086	14,289,302

Enterprise Software/Service - 0.6%

Atlassian Corp. PLC, Class A†	8,564	2,035,663
Workday, Inc., Class A†	11,664	2,859,779

		4,895,442

Entertainment Software - 1.2%

Activision Blizzard, Inc.	50,081	4,788,244
Electronic Arts, Inc.	18,782	2,516,225
NetEase, Inc. ADR	21,213	2,330,248

		9,634,717

Food-Confectionery - 0.6%

Mondelez International, Inc., Class A	92,674	4,926,550

Food-Misc./Diversified - 0.4%

Kraft Heinz Co.	79,226	2,882,242

Hotels/Motels - 0.4%

Marriott International, Inc., Class A	21,017	3,111,987

Internet Application Software - 0.3%

Okta, Inc.†	7,773	2,032,251

Internet Content-Entertainment - 5.3%

Facebook, Inc., Class A†	102,369	26,372,302
Netflix, Inc.†	28,628	15,426,198

		41,798,500

Medical Information Systems - 0.2%

Cerner Corp.	19,867	1,373,604

Medical Instruments - 0.7%

Intuitive Surgical, Inc.†	7,618	5,612,942

Medical-Biomedical/Gene - 4.5%

Alexion Pharmaceuticals, Inc.†	14,181	2,166,148
Amgen, Inc.	37,724	8,484,882
Biogen, Inc.†	9,971	2,720,887
Gilead Sciences, Inc.	81,228	4,987,399
Illumina, Inc.†	9,461	4,157,258
Incyte Corp.†	14,191	1,116,264
Moderna, Inc.†	25,642	3,969,638
Regeneron Pharmaceuticals, Inc.†	6,795	3,061,623
Seagen, Inc.†	11,684	1,765,569
Vertex Pharmaceuticals, Inc.†	16,850	3,581,468

		36,011,136

Networking Products - 1.5%

Cisco Systems, Inc.	273,812	12,285,944

Retail-Apparel/Shoe - 0.7%

Lululemon Athletica, Inc.†	8,095	2,523,050
Ross Stores, Inc.	23,069	2,690,768

		5,213,818

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†	4,695	2,100,214

Retail-Discount - 1.4%

Costco Wholesale Corp.	28,591	9,463,621
Dollar Tree, Inc.†	15,240	1,496,568

		10,960,189

Retail-Drug Store - 0.3%

Walgreens Boots Alliance, Inc.	56,111	2,689,400

Retail-Restaurants - 1.0%

Starbucks Corp.	76,055	8,216,222

Semiconductor Components-Integrated Circuits - 2.3%

Analog Devices, Inc.	23,942	3,730,642
Maxim Integrated Products, Inc.	17,321	1,613,798
NXP Semiconductors NV	18,128	3,309,266
QUALCOMM, Inc.	73,288	9,981,093

		18,634,799

Semiconductor Equipment - 2.3%

Applied Materials, Inc.	59,180	6,994,484
ASML Holding NV	4,908	2,783,278
KLA Corp.	10,009	3,115,101
Lam Research Corp.	9,332	5,293,017

		18,185,880

Transport-Rail - 0.6%

CSX Corp.	49,557	4,536,943

Web Hosting/Design - 0.2%

VeriSign, Inc.†	7,394	1,434,658

Web Portals/ISP - 7.5%

Alphabet, Inc., Class A†	12,802	25,884,492
Alphabet, Inc., Class C†	14,047	28,611,772
Baidu, Inc. ADR†	17,896	5,072,800

		59,569,064

Total Long-Term Investment Securities
(cost $254,206,264)		784,855,803

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(1)(2)	128,196	128,196

U.S. Government Treasuries - 0.6%

United States Treasury Bills 0.15% due 04/22/2021(3)	$3,500,000	3,499,836
0.16% due 05/20/2021(3)	1,200,000	1,199,873

		4,699,709

Total Short-Term Investment Securities
(cost $4,827,040)		4,827,905

REPURCHASE AGREEMENTS - 0.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $3,385,000 and collateralized by $3,226,800 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $3,452,789 (cost $3,385,000)	3,385,000	3,385,000

TOTAL INVESTMENTS
(cost $262,418,304)	100.0%	793,068,708
Liabilities in excess of other assets	(0.0)	(28,845)

NET ASSETS	100.0%	$793,039,863

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The rate shown is the 7-day yield as of February 28, 2021.
(2)

At February 28, 2021, the Fund had loaned securities with a total value of $1,610,891. This was secured by collateral of $128,196, which was received in cash and subsequently invested in short-term investments currently valued at $128,196 as reported in the Portfolio of Investments. Additional collateral of $1,520,616 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
United States Treasury Notes/Bonds	zero coupon to 6.88%	03/15/2021 to 08/15/2050	$1,520,616

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	- American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/ (Depreciation)
29	Long	NASDAQ 100 E-Mini Index	March 2021	$7,304,337	$7,488,380	$184,043

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$784,855,803	$—	$—	$784,855,803
Short-Term Investment Securities:
Registered Investment Companies	128,196	—	—	128,196
U.S. Government Treasuries	—	4,699,709	—	4,699,709
Repurchase Agreements	—	3,385,000	—	3,385,000

Total Investments at Value	$784,983,999	$8,084,709	$—	$793,068,708

Other Financial Instruments:†
Futures Contracts	$184,043	$—	$—	$184,043

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.0%
Advertising Services - 0.2%

Trade Desk, Inc., Class A†	6,505	$5,239,062

Apparel Manufacturers - 0.3%

boohoo Group PLC†	1,293,808	6,072,735

Applications Software - 6.3%

Asana, Inc., Class A†	132,230	4,579,125
Elastic NV†	13,735	1,845,847
Intuit, Inc.	14,754	5,756,126
Microsoft Corp.	448,412	104,201,980
Sansan, Inc.†#	45,000	3,837,422
ServiceNow, Inc.†	24,674	13,162,592
TeamViewer AG†*	137,724	7,394,608

		140,777,700

Auto-Cars/Light Trucks - 0.6%

General Motors Co.	170,950	8,774,863
Tesla, Inc.†	6,030	4,073,265

		12,848,128

Commercial Services-Finance - 6.2%

Adyen NV†#*	1,770	4,091,799
Avalara, Inc.†	20,930	3,284,754
FleetCor Technologies, Inc.†	40,533	11,240,206
Global Payments, Inc.	150,411	29,779,874
PayPal Holdings, Inc.†	213,269	55,417,950
Square, Inc., Class A†	117,617	27,055,438
WEX, Inc.†	37,679	7,850,420

		138,720,441

Communications Software - 0.9%

RingCentral, Inc., Class A†	36,405	13,766,915
Zoom Video Communications, Inc., Class A†	15,418	5,760,319

		19,527,234

Computer Aided Design - 0.3%

Autodesk, Inc.†	7,600	2,097,600
Cadence Design Systems, Inc.†	28,755	4,057,043

		6,154,643

Computer Data Security - 3.5%
Crowdstrike Holdings, Inc., Class A†#	133,815	28,904,040
CyberArk Software, Ltd.†	36,935	5,423,166
Fortinet, Inc.†	15,626	2,638,450
McAfee Corp., Class A#	304,437	6,301,846
Varonis Systems, Inc.†	46,120	8,464,865
Zscaler, Inc.†	127,645	26,171,054

		77,903,421

Computer Services - 0.9%

Cognizant Technology Solutions Corp., Class A	143,061	10,512,122
Genpact, Ltd.	257,301	10,405,253

		20,917,375

Computer Software - 5.7%

Citrix Systems, Inc.	205,637	27,468,991
Cloudflare, Inc., Class A†	12,320	911,310
Datadog, Inc., Class A†	101,195	9,655,015
MongoDB, Inc.†#	90,465	34,913,157
Slack Technologies, Inc., Class A†	84,505	3,458,790
Snowflake, Inc., Class A†	22,352	5,801,238
Twilio, Inc., Class A†	109,000	42,823,920
ZoomInfo Technologies, Inc., Class A†#	30,985	1,624,234

		126,656,655

Computers - 2.1%

Apple, Inc.	372,800	45,205,728
HP, Inc.	79,515	2,303,550

		47,509,278

Computers-Memory Devices - 1.4%

Pure Storage, Inc., Class A†#	1,097,697	25,664,156
Seagate Technology PLC	38,215	2,798,484
Western Digital Corp.	58,605	4,016,201

		32,478,841

Computers-Other - 0.4%

Lumentum Holdings, Inc.†	92,698	8,342,820

Data Processing/Management - 0.6%

DocuSign, Inc.†	18,675	4,232,875
Fidelity National Information Services, Inc.	25,240	3,483,120
Fiserv, Inc.†	40,480	4,670,178

		12,386,173

E-Commerce/Products - 7.2%

Alibaba Group Holding, Ltd.†	133,272	3,993,117
Alibaba Group Holding, Ltd. ADR†	106,293	25,272,224
Amazon.com, Inc.†	34,737	107,439,109
Etsy, Inc.†	61,222	13,485,370
JD.com, Inc. ADR†	23,870	2,240,677
Wayfair, Inc., Class A†	26,300	7,600,174

		160,030,671

E-Commerce/Services - 6.8%

Airbnb, Inc., Class A†	301	62,111
Airbnb, Inc., Class B†(2) (Lock-Up Shares)	53,886	10,643,714
Auto1 Group SE*	7,450	413,485
Booking Holdings, Inc.†	19,650	45,755,222
Delivery Hero SE†*	112,591	14,359,000
DoorDash, Inc., Class A†	3,258	552,199
Expedia Group, Inc.	15,905	2,560,705
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	49,774	1,220,986
Lyft, Inc., Class A†	112,160	6,247,312
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	523	65,375
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	10,016	1,252,000
Match Group, Inc.†	31,360	4,793,376
Shutterstock, Inc.	32,532	2,870,298
Tongcheng-Elong Holdings, Ltd.†	2,597,800	6,102,265
Trainline PLC†*	905,567	6,528,966
Trip.com Group, Ltd.†	1,008,990	39,804,656
Uber Technologies, Inc.†	81,019	4,192,733
Zillow Group, Inc., Class A†	21,490	3,649,432
Zillow Group, Inc., Class C†	13,690	2,208,608

		153,282,443

Electronic Components-Misc. - 1.3%

Flex, Ltd.†	1,124,096	20,447,306
Hon Hai Precision Industry Co., Ltd.	806,000	3,241,074
Taiyo Yuden Co., Ltd.	127,200	6,276,767

		29,965,147

Electronic Components-Semiconductors - 11.9%

Advanced Micro Devices, Inc.†	315,871	26,694,258
Cree, Inc.†	19,410	2,202,259
Infineon Technologies AG	267,245	11,608,006
IPG Photonics Corp.†	14,010	3,185,174
Lattice Semiconductor Corp.†	152,216	7,324,634
Marvell Technology Group, Ltd.	487,008	23,512,746
Micron Technology, Inc.†	821,961	75,234,090
NVIDIA Corp.	35,905	19,696,765
ON Semiconductor Corp.†	90,480	3,643,630
Qorvo, Inc.†	58,435	10,210,348
Samsung Electronics Co., Ltd.	547,228	40,183,631
SK Hynix, Inc.	152,582	19,217,048
Skyworks Solutions, Inc.	60,633	10,781,760
STMicroelectronics NV#	229,843	8,931,699
STMicroelectronics NV	78,925	3,044,407

		265,470,455

Electronic Connectors - 0.1%

Amphenol Corp., Class A	14,835	1,864,463

Electronic Forms - 0.6%

Adobe, Inc.†	28,388	13,049,112

Electronic Measurement Instruments - 0.2%

Koh Young Technology, Inc.†	38,835	3,574,133

Energy-Alternate Sources - 0.2%

Array Technologies, Inc.†	126,092	4,675,491

Enterprise Software/Service - 5.8%

Alteryx, Inc., Class A†#	50,665	4,843,574
Ceridian HCM Holding, Inc.†	32,024	2,871,272
Coupa Software, Inc.†	4,465	1,546,051
Guidewire Software, Inc.†	75,824	8,415,706
HubSpot, Inc.†	16,325	8,407,375
Paycom Software, Inc.†	55,980	20,949,955
salesforce.com, Inc.†	237,598	51,439,967
Veeva Systems, Inc., Class A†	30,030	8,411,703
Workday, Inc., Class A†	91,338	22,394,251

		129,279,854

Entertainment Software - 1.5%

Activision Blizzard, Inc.	28,660	2,740,183
Electronic Arts, Inc.	43,160	5,782,145
Epic Games, Inc.†(1)(2)	2,883	1,657,725
Mail.Ru Group, Ltd. GDR†	663,920	17,826,252
NetEase, Inc. ADR	27,955	3,070,857
Take-Two Interactive Software, Inc.†	14,940	2,755,832

		33,832,994

Finance-Credit Card - 1.6%

Visa, Inc., Class A	172,401	36,616,248

Industrial Automated/Robotic - 0.1%

Cognex Corp.	22,700	1,874,793

Internet Application Software - 1.5%

Okta, Inc.†	48,200	12,601,890
Shopify, Inc., Class A†	10,010	12,822,510
Wix.com, Ltd.†	16,372	5,706,788
Zendesk, Inc.†	22,870	3,342,222

		34,473,410

Internet Content-Entertainment - 5.2%

Facebook, Inc., Class A†	262,000	67,496,440
Netflix, Inc.†	4,405	2,373,634
Pinterest, Inc., Class A†	187,873	15,138,806
Snap, Inc., Class A†#	432,889	28,423,492
Twitter, Inc.†	45,245	3,486,580

		116,918,952

Internet Content-Information/News - 0.7%

Kuaishou Technology†*	14,300	569,312
Naspers, Ltd., Class N	49,845	11,588,845
Tencent Holdings, Ltd.	44,971	3,841,098

		15,999,255

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	7,875	1,496,092

Internet Security - 1.3%

FireEye, Inc.†	133,154	2,572,535
NortonLifeLock, Inc.	567,775	11,077,290
Palo Alto Networks, Inc.†	43,550	15,604,401

		29,254,226

Machinery-Electrical - 0.1%

Bloom Energy Corp., Class A†	47,080	1,343,192

Medical Instruments - 0.3%

Intuitive Surgical, Inc.†	10,309	7,595,671

Networking Products - 0.8%

Arista Networks, Inc.†	18,180	5,087,491
Cisco Systems, Inc.	262,047	11,758,049

		16,845,540

Real Estate Management/Services - 0.0%

Redfin Corp.†	13,155	996,360

Retail-Apparel/Shoe - 1.4%

Zalando SE†*	311,631	31,967,399

Semiconductor Components-Integrated Circuits - 2.2%

NXP Semiconductors NV	42,645	7,784,845
QUALCOMM, Inc.	122,906	16,738,568
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	197,080	24,820,255

		49,343,668

Semiconductor Equipment - 5.5%

Applied Materials, Inc.	223,316	26,393,718
ASM Pacific Technology, Ltd.	398,500	5,543,535
BE Semiconductor Industries NV	142,351	10,713,995
FormFactor, Inc.†	96,875	4,395,219
Globalwafers Co., Ltd.	251,000	6,668,701
KLA Corp.	59,912	18,646,412
Lam Research Corp.	39,655	22,491,919
Teradyne, Inc.	151,661	19,505,121
Tokyo Electron, Ltd.	19,600	8,007,693

		122,366,313

Specified Purpose Acquisitions - 0.0%

Reinvent Technology Partners†	75,320	941,500

Telecom Equipment-Fiber Optics - 0.3%

Corning, Inc.	200,417	7,663,946

Telephone-Integrated - 0.1%

SoftBank Group Corp.	24,800	2,302,134

Theaters - 0.1%

CTS Eventim AG & Co. KGaA†	30,610	$2,082,994

Web Hosting/Design - 0.4%

GoDaddy, Inc., Class A†	47,019	3,814,181
VeriSign, Inc.†	28,930	5,613,288

		9,427,469

Web Portals/ISP - 8.3%

Alphabet, Inc., Class A†	30,069	60,796,812
Alphabet, Inc., Class C†	59,814	121,832,744
Baidu, Inc. ADR†	7,164	2,030,707
Yandex NV, Class A†	7,430	475,409

		185,135,672

Wireless Equipment - 1.0%

Samsung SDI Co., Ltd.	37,529	22,514,060

Total Common Stocks
(cost $1,460,079,372)		2,147,718,163

CONVERTIBLE PREFERRED SECURITIES - 0.5%
Auto-Cars/Light Trucks - 0.2%

GM Cruise Holdings, LLC Class F†(1)(2)	89,700	2,363,595
Waymo LLC Series A-2†(1)(2)	21,059	1,808,277

		4,171,872

E-Commerce/Services - 0.3%

JAND, Inc. (dba Warby Parker) Series E†(1)(2)	61,401	1,506,203
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	20,650	2,581,250
Rappi, Inc., Series E†(1)(2)	39,184	2,341,089

		6,428,542

IT Services - 0.0%

Mesosphere, Inc. Series D†(1)(2)	151,129	337,018

Transport-Services - 0.0%

Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	11,731	478,977

Total Convertible Preferred Securities
(cost $9,736,921)		11,416,409

EXCHANGE-TRADED FUNDS - 0.1%

iShares Expanded Tech Sector ETF# (cost $1,478,642)	5,940	2,128,659

Total Long-Term Investment Securities
(cost $1,471,294,935)		2,161,263,231

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Registered Investment Companies - 2.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	500,015	500,015
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(3)(4)	9,424,912	9,424,912
T. Rowe Price Government Reserve Fund 0.05%(3)	41,873,593	41,873,593

Total Short-Term Investment Securities
(cost $51,798,520)		51,798,520

REPURCHASE AGREEMENTS - 0.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $1,875,000 and collateralized by $1,787,400 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $1,912,580 (cost $1,875,000)	$1,875,000	1,875,000

TOTAL INVESTMENTS
(cost $1,524,968,455)	99.0%	2,214,936,751
Other assets less liabilities	1.0	22,686,096

NET ASSETS	100.0%	$2,237,622,847

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $65,324,569 representing 2.9% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
Airbnb, Inc. (Lock-up Shares), Class B	06/24/2015	32,520	1,513,715
	07/14/2015	21,366	994,527

		53,886	$2,508,242	$10,643,714	$197.52	0.48%

Epic Games, Inc.	06/18/2020	2,883	1,657,725	1,657,725	575.00	0.07

Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	523	24,233
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	10,016	464,080

		10,539	488,313	1,317,375	125.00	0.06

JAND, Inc., (dba Warby Parker), Class A	03/09/2018	49,774	782,298	1,220,986	24.53	0.05

Convertible Preferred Securities
GM Cruise Holdings, LLC
Class F	05/07/2019	89,700	1,637,025	2,363,595	26.35	0.11
JAND, Inc., (dba Warby Parker),
Series E	03/09/2018	61,401	965,040	1,506,203	24.53	0.07
Maplebear, Inc., (dba Instacart)
Series G	07/02/2020	20,650	993,098	2,581,250	125.00	0.12
Mesophere, Inc.,
Series D	05/04/2018	151,129	1,670,656	337,018	2.23	0.01
Rappi, Inc.,
Series E	09/08/2020	39,184	2,341,089	2,341,089	59.75	0.10
Waymo LLC
Series A-2	05/08/2020	21,059	1,808,277	1,808,277	85.87	0.08
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	11,731	321,737	478,977	40.83	0.02

				$26,256,209		1.17%

(3)	The rate shown is the 7-day yield as of February 28, 2021.

(4)

At February 28, 2021, the Fund had loaned securities with a total value of $61,498,746. This was secured by collateral of $9,424,912 which was received in cash and subsequently invested in short-term investments currently valued at $9,424,912 as reported in the Portfolio of Investments. Additional collateral of $52,902,947 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$4,326,885
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	10,239,207
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	2,027,598
United States Cash Management Bills	0.00%	06/01/2021 to 06/01/2021	169,263
United States Treasury Bills	0.00%	04/08/2021 to 12/30/2021	3,415,766
United States Treasury Notes/Bonds	0.07% to 8.13%	03/15/2021 to 11/15/2050	32,724,228

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Services	$140,100,368	$10,643,714	$2,538,361	$153,282,443
Entertainment Software	32,175,269	—	1,657,725	33,832,994
Other Industries	1,960,602,726	—	—	1,960,602,726
Convertible Preferred Securities	—	—	11,416,409	11,416,409
Exchange - Traded Funds	2,128,659	—	—	2,128,659
Short-Term Investment Securities	51,798,520	—	—	51,798,520
Repurchase Agreements	—	1,875,000	—	1,875,000

Total Investments at Value	$2,186,805,542	$12,518,714	$15,612,495	$2,214,936,751

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Apparel Manufacturers - 0.8%

Canada Goose Holdings, Inc.†	36,940	$1,656,020

Applications Software - 1.2%

Five9, Inc.†#	5,730	1,061,425
Medallia, Inc.†	37,130	1,498,938

		2,560,363

Athletic Equipment - 1.0%

YETI Holdings, Inc.†	31,600	2,173,132

Auto/Truck Parts & Equipment-Original - 1.0%

Fox Factory Holding Corp.†	16,010	2,035,671

Banks-Mortgage - 1.5%

Walker & Dunlop, Inc.	31,490	3,138,293

Building & Construction Products-Misc. - 2.4%

Builders FirstSource, Inc.†	54,690	2,366,163
Simpson Manufacturing Co., Inc.	27,191	2,650,035

		5,016,198

Building-Heavy Construction - 0.7%

Arcosa, Inc.	25,400	1,440,942

Building-Mobile Home/Manufactured Housing - 0.6%

Skyline Champion Corp.†	30,830	1,364,228

Building-Residential/Commercial - 0.6%

Meritage Homes Corp.†	14,340	1,209,005

Commercial Services - 0.9%

LiveRamp Holdings, Inc.†	31,680	2,000,909

Commercial Services-Finance - 2.2%

Green Dot Corp., Class A†	29,580	1,397,951
Repay Holdings Corp.†	69,230	1,509,214
Shift4 Payments, Inc., Class A†	21,620	1,653,930

		4,561,095

Communications Software - 3.0%

Avaya Holdings Corp.†	215,760	6,401,599

Computer Data Security - 2.7%

Varonis Systems, Inc.†	30,640	5,623,666

Computer Services - 0.9%

WNS Holdings, Ltd. ADR†	26,710	1,995,504

Computer Software - 2.6%

Bandwidth, Inc., Class A†	34,830	5,515,679

Computers-Integrated Systems - 0.6%

Telos Corp.†	39,970	1,331,800

Cosmetics & Toiletries - 1.1%

e.l.f. Beauty, Inc.†	87,710	2,249,761

Diagnostic Equipment - 0.8%

Quanterix Corp.†	23,690	1,794,517

Diagnostic Kits - 1.1%

DermTech, Inc.†#	33,510	2,236,122

Distribution/Wholesale - 1.5%

SiteOne Landscape Supply, Inc.†	19,420	3,078,264

E-Commerce/Services - 1.0%

EverQuote, Inc., Class A†	42,570	2,085,079

Educational Software - 1.0%

Arco Platform, Ltd., Class A†	56,936	2,024,075

Electric-Integrated - 1.2%

Evoqua Water Technologies Corp.†	104,350	2,561,792

Electronic Components-Misc. - 1.5%

Advanced Energy Industries, Inc.	30,460	3,181,547

Electronic Components-Semiconductors - 5.2%

Lattice Semiconductor Corp.†	86,440	4,159,493
MACOM Technology Solutions Holdings, Inc.†#	65,160	4,193,046
Silicon Laboratories, Inc.†	16,310	2,540,119

		10,892,658

Electronic Measurement Instruments - 1.0%

Itron, Inc.†	17,580	2,061,079

Electronics-Military - 1.1%

Mercury Systems, Inc.†	36,070	2,357,535

Energy-Alternate Sources - 2.0%

Plug Power, Inc.†	57,920	2,802,170
Sunrun, Inc.†	23,250	1,454,985

		4,257,155

Enterprise Software/Service - 2.6%

ACI Worldwide, Inc.†	66,990	2,563,037
Everbridge, Inc.†	19,030	2,915,967

		5,479,004

Filtration/Separation Products - 1.1%

ESCO Technologies, Inc.	21,600	2,282,472

Finance-Consumer Loans - 1.6%

LendingTree, Inc.†#	4,410	1,185,717
PRA Group, Inc.†	59,370	2,188,378

		3,374,095

Finance-Leasing Companies - 0.6%

PROG Holdings, Inc.	26,500	1,325,000

Food-Misc./Diversified - 1.0%

BellRing Brands, Inc., Class A†	91,720	2,083,878

Footwear & Related Apparel - 0.5%

Steven Madden, Ltd.	29,840	1,103,782

Gambling (Non-Hotel) - 0.4%

Bally’s Corp.	13,200	785,664

Health Care Cost Containment - 0.9%

HealthEquity, Inc.†	23,580	1,941,813

Internet Application Software - 2.2%

Wix.com, Ltd.†	13,370	4,660,381

Machinery-General Industrial - 1.1%

Chart Industries, Inc.†	15,550	2,225,049

Machinery-Print Trade - 0.9%

Kornit Digital, Ltd.†	15,890	1,797,636

Machinery-Pumps - 0.2%

Watts Water Technologies, Inc., Class A	3,040	346,834

Medical Information Systems - 0.8%

Health Catalyst, Inc.†#	32,950	1,597,745

Medical Instruments - 0.7%

Silk Road Medical, Inc.†#	28,650	1,569,161

Medical Products - 5.3%

Eargo, Inc.†	13,130	766,923
Hanger, Inc.†	41,820	919,204
Inspire Medical Systems, Inc.†	14,150	3,293,979
iRhythm Technologies, Inc.†	9,320	1,499,588
Nevro Corp.†	15,580	2,573,504
SmileDirectClub, Inc.†#	171,450	1,988,820

		11,042,018

Medical-Biomedical/Gene - 17.9%

Allogene Therapeutics, Inc.†	29,510	1,024,292
AnaptysBio, Inc.†	39,040	1,120,448
Apellis Pharmaceuticals, Inc.†	49,210	2,370,446
Arcus Biosciences, Inc.†	56,230	1,982,670
Ascendis Pharma A/S ADR†	10,370	1,607,039
Avidity Biosciences, Inc.†	27,980	675,157
Beam Therapeutics, Inc.†#	22,960	2,046,425
Bluebird Bio, Inc.†	31,028	964,971
Blueprint Medicines Corp.†	16,592	1,629,666
Celyad Oncology SA ADR†#	24,596	186,684
Constellation Pharmaceuticals, Inc.†	50,490	1,272,348
CytomX Therapeutics, Inc.†	102,020	800,857
Epizyme, Inc.†	87,360	837,782
Equillium, Inc.†#	95,680	674,544
Fate Therapeutics, Inc.†	32,520	2,917,694
Generation Bio Co.†	38,950	1,360,134
Iovance Biotherapeutics, Inc.†	49,328	1,839,934
Kronos Bio, Inc.†	38,730	1,125,881
Mirati Therapeutics, Inc.†	8,340	1,675,673
Opthea, Ltd. ADR†	50,180	474,201
Replimune Group, Inc.†	39,070	1,352,994
REVOLUTION Medicines, Inc.†	27,070	1,236,558
Sage Therapeutics, Inc.†	16,430	1,396,550
SpringWorks Therapeutics, Inc.†#	28,670	2,467,053
TCR2 Therapeutics, Inc.†	39,880	1,055,225
Turning Point Therapeutics, Inc.†	14,550	1,715,591
Twist Bioscience Corp.†	13,820	1,902,185

		37,713,002

Medical-Drugs - 2.9%

Bioxcel Therapeutics, Inc.†#	23,180	1,242,680
Compass Pathways PLC ADR†	23,100	1,042,272
Kura Oncology, Inc.†	60,280	1,687,840
ORIC Pharmaceuticals, Inc.†#	38,130	1,235,412
PMV Pharmaceuticals Inc†	24,360	916,667

		6,124,871

Medical-Hospitals - 0.3%

Surgery Partners, Inc.†	18,140	715,986

Medical-Outpatient/Home Medical - 1.1%

LHC Group, Inc.†	12,590	2,287,729

Medical-Wholesale Drug Distribution - 0.7%

AdaptHealth Corp.†	48,010	1,477,268

Racetracks - 1.7%

Churchill Downs, Inc.	15,270	3,521,720

Retail-Automobile - 1.1%

Lithia Motors, Inc., Class A	6,390	2,389,540

Retail-Discount - 1.3%

BJ’s Wholesale Club Holdings, Inc.†	43,360	1,742,205
Ollie’s Bargain Outlet Holdings, Inc.†	11,520	952,473

		2,694,678

Retail-Pet Food & Supplies - 2.2%

Freshpet, Inc.†	29,570	4,609,372

Retail-Restaurants - 1.4%

Brinker International, Inc.	27,230	1,867,706
Wingstop, Inc.	8,260	1,124,599

		2,992,305

Semiconductor Equipment - 1.0%

CMC Materials, Inc.	12,250	2,088,625

Steel Pipe & Tube - 1.7%

Advanced Drainage Systems, Inc.	32,680	3,595,454

Telecom Services - 0.8%

Vonage Holdings Corp.†	121,110	1,601,074

Telecommunication Equipment - 1.0%

Viavi Solutions, Inc.†	128,730	2,083,495

Transport-Services - 0.7%

CryoPort, Inc.†#	23,590	1,402,190

Transport-Truck - 1.2%

Saia, Inc.†	12,190	2,444,461

Web Hosting/Design - 0.8%

Q2 Holdings, Inc.†#	13,540	1,650,255

Total Long-Term Investment Securities
(cost $148,303,766)		207,810,245

SHORT-TERM INVESTMENT SECURITIES - 3.4%
Registered Investment Companies - 3.4%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(1)(2) (cost $7,038,840)	7,038,840	7,038,840

REPURCHASE AGREEMENTS - 0.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $1,558,000 and collateralized by $1,485,200 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $1,589,216 (cost $1,558,000)	$1,558,000	1,558,000

TOTAL INVESTMENTS
(cost $156,900,606)	103.0%	216,407,085
Liabilities in excess of other assets	(3.0)	(6,347,517)

NET ASSETS	100.0%	$210,059,568

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)

At February 28, 2021, the Fund had loaned securities with a total value of $11,553,679. This was secured by collateral of $7,038,840, which was received in cash and subsequently invested in short-term investments currently valued at $7,038,840 as reported in the Portfolio of Investments. Additional collateral of $5,006,930 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$552,314
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	1,307,004
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	258,817
United States Treasury Bills	0.00%	07/15/2021 to 07/29/2021	129,008
United States Treasury Notes/Bonds	0.13% to 8.13%	03/15/2021 to 08/15/2050	2,759,787

(2)	The rate shown is the 7-day yield as of February 28, 2021.
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$207,810,245	$—	$—	$207,810,245
Short-Term Investment Securities	7,038,840	—	—	7,038,840
Repurchase Agreements	—	1,558,000	—	1,558,000

Total Investments at Value	$214,849,085	$1,558,000	$—	$216,407,085

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.8%
Advanced Materials - 0.1%

Core Molding Technologies, Inc.†	7,500	$91,125
Haynes International, Inc.	7,795	217,714

		308,839

Advertising Services - 0.2%

Advantage Solutions, Inc.†	12,012	108,709
Fluent, Inc.†	20,500	129,765
Marchex, Inc., Class B†	40,000	120,000
Marin Software, Inc.†	13,571	27,006
National CineMedia, Inc.	32,706	154,372

		539,852

Aerospace/Defense - 0.5%

Air Industries Group†	20,000	30,800
Kratos Defense & Security Solutions, Inc.†	20,835	572,963
Teledyne Technologies, Inc.†	2,970	1,101,870

		1,705,633

Aerospace/Defense-Equipment - 0.1%

CPI Aerostructures, Inc.†	28,000	128,800
Innovative Solutions & Support, Inc.	20,000	127,200

		256,000

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†	9,500	282,055

Agricultural Operations - 0.0%

Alico, Inc.	4,260	126,266

Airlines - 0.4%

Alaska Air Group, Inc.	17,050	1,108,591
Mesa Air Group, Inc.†	24,600	300,120

		1,408,711

Apparel Manufacturers - 0.5%

Capri Holdings, Ltd.†	9,200	429,364
Carter’s, Inc.#	14,403	1,202,218
Delta Apparel, Inc.†	5,500	149,930
Tandy Leather Factory, Inc.†	15,000	57,000
Vince Holding Corp.†	10,000	86,000

		1,924,512

Appliances - 0.0%

Hamilton Beach Brands Holding Co., Class A	5,800	101,906

Applications Software - 1.4%

Descartes Systems Group, Inc.†	16,471	964,542
Duck Creek Technologies, Inc.†	13,051	617,312
Five9, Inc.†#	6,652	1,232,217
Medallia, Inc.†	31,841	1,285,421
Outset Medical, Inc.†	899	44,761
PDF Solutions, Inc.†	12,140	222,890
RealPage, Inc.†	5,834	506,275
ServiceTitan, Inc.†(1)(2)	191	7,438
Toast, Inc.†(1)(2)	11	1,413
TransAct Technologies, Inc.†	7,500	79,425
Wayside Technology Group, Inc.	2,700	55,350

		5,017,044

Audio/Video Products - 0.1%

Daktronics, Inc.	20,000	108,200
Emerson Radio Corp.†	10,000	14,900
VOXX International Corp.†	13,000	269,490

		392,590

Auto Repair Centers - 0.5%

Driven Brands Holdings, Inc.†	42,863	1,221,595
Monro, Inc.	10,125	627,649

		1,849,244

Auto-Heavy Duty Trucks - 0.0%

Sypris Solutions, Inc.†#	24,000	98,880

Auto/Truck Parts & Equipment-Original - 0.4%

Gentherm, Inc.†	7,955	563,135
Meritor, Inc.†	21,663	657,905
Superior Industries International, Inc.†	20,000	114,200
Titan International, Inc.	15,900	131,493

		1,466,733

Auto/Truck Parts & Equipment-Replacement - 0.3%

Douglas Dynamics, Inc.	24,165	1,164,270

Banks-Commercial - 9.9%

1st Constitution Bancorp	7,400	129,870
American River Bankshares	10,000	147,900
AmeriServ Financial, Inc.	22,000	85,800
Atlantic Capital Bancshares, Inc.†	8,815	179,385
Bank of Commerce Holdings	12,140	131,962
Bank of Princeton	2,051	53,880
Bank7 Corp.	10,000	163,300
BankUnited, Inc.	77,142	3,100,337
Baycom Corp.†	7,500	128,175
BCB Bancorp, Inc.	3,000	39,690
Blue Ridge Bankshares, Inc.	8,000	159,760
C&F Financial Corp.	3,000	130,500
California Bancorp, Inc.†	6,300	97,146
Capital Bancorp, Inc.†	8,500	135,575
Chemung Financial Corp.	2,600	91,546
Citizens Holding Co.	4,500	88,065
Codorus Valley Bancorp, Inc.	7,145	120,393
Colony Bankcorp, Inc.	7,500	107,625
Columbia Banking System, Inc.	6,369	282,083
Commerce Bancshares, Inc.#	24,053	1,780,644
Community West Bancshares	6,700	66,196
County Bancorp, Inc.	5,000	113,050
CrossFirst Bankshares, Inc.†	15,328	204,629
Cullen/Frost Bankers, Inc.	15,378	1,605,463
Dime Community Bancshares, Inc.	7,900	232,339
East West Bancorp, Inc.	10,700	772,112
Equity Bancshares, Inc., Class A†	7,734	201,084
Evans Bancorp, Inc.	2,900	93,960
FB Financial Corp.	12,990	550,906
First Bancshares, Inc.	9,244	296,455
First Bank	12,500	131,875
First Financial Bancorp	62,477	1,401,359
First Hawaiian, Inc.	63,498	1,770,959
First Horizon Corp.	174,941	2,834,044
First Internet Bancorp	6,000	196,500
First Northwest Bancorp	6,500	105,820
First United Corp.	9,500	171,950
Grasshopper Bancorp, Inc.†(1)(2)	5,208	35,414
Hawthorn Bancshares, Inc.	3,373	67,932
Heritage Commerce Corp.	26,755	254,440
Heritage Financial Corp.	9,600	248,544

Home BancShares, Inc.	28,260	690,675
Investar Holding Corp.	7,500	144,000
Level One Bancorp, Inc.	3,300	70,620
Live Oak Bancshares, Inc.	12,094	666,500
Meridian Corp.	6,900	168,636
Northeast Bank	6,500	168,805
Northrim BanCorp, Inc.	3,600	138,564
Ohio Valley Banc Corp.	4,000	97,160
OP Bancorp	15,000	137,850
Origin Bancorp, Inc.	10,658	365,143
Pacific Mercantile Bancorp†	16,000	118,400
PCB Bancorp	11,000	153,230
Penns Woods Bancorp, Inc.	3,000	71,490
Peoples Bancorp of North Carolina, Inc.	6,050	141,449
Pinnacle Financial Partners, Inc.	13,658	1,108,620
Popular, Inc.	5,600	374,192
Prosperity Bancshares, Inc.	6,398	470,061
Republic First Bancorp, Inc.†	15,000	53,250
Riverview Financial Corp.	6,200	58,900
Sandy Spring Bancorp, Inc.	8,300	311,914
Seacoast Banking Corp. of Florida†	19,355	695,812
Select Bancorp, Inc.†	6,000	65,640
Shore Bancshares, Inc.	8,000	122,400
Signature Bank	14,048	3,067,240
South State Corp.	9,239	728,588
Sterling Bancorp, Inc.	14,498	74,520
United Bancshares, Inc.	6,000	143,100
United Security Bancshares	12,055	89,930
Unity Bancorp, Inc.	8,000	158,800
Webster Financial Corp.	9,625	532,359
Western Alliance Bancorp	42,317	3,872,429
Western New England Bancorp, Inc.	13,800	110,538
Wintrust Financial Corp.	31,417	2,314,176

		35,993,658

Banks-Fiduciary - 0.0%

Union Bankshares, Inc.	4,000	110,080

Banks-Regional - 0.0%

Dogwood State Bank (Non-Voting Shares)†(1)(2)	3,056	36,672
Dogwood State Bank (Voting Shares) †(1)(2)	1,501	18,012

		54,684

Beverages-Non-alcoholic - 0.4%

Primo Water Corp.	109,050	1,558,325

Brewery - 0.6%

Boston Beer Co., Inc., Class A†	1,985	2,041,989

Building & Construction Products-Misc. - 0.5%
Armstrong Flooring, Inc.†	40,000	207,200
Fortune Brands Home & Security, Inc.	8,818	733,129
Gibraltar Industries, Inc.†	11,018	962,422

		1,902,751

Building & Construction-Misc. - 0.9%

WillScot Mobile Mini Holdings Corp.†	123,376	3,421,216

Building Products-Air & Heating - 0.1%

SPX Corp.†	8,800	489,192

Building Products-Doors & Windows - 0.1%

PGT Innovations, Inc.†	16,009	377,652

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	15,000	135,300

Building-Heavy Construction - 0.1%

Orion Group Holdings, Inc.†	31,100	181,313
Perma-Pipe International Holdings, Inc.†	10,000	66,100

		247,413

Building-Maintenance & Services - 0.2%

Rentokil Initial PLC†	82,476	536,264
Terminix Global Holdings, Inc.†	1,731	77,913

		614,177

Building-Mobile Home/Manufactured Housing - 1.4%

Cavco Industries, Inc.†	1,400	295,274
Horizon Global Corp.†	25,000	235,000
LCI Industries	18,441	2,599,075
Skyline Champion Corp.†	12,437	550,337
Thor Industries, Inc.	12,156	1,422,981

		5,102,667

Building-Residential/Commercial - 0.1%

New Home Co., Inc.†	10,500	49,875
Tri Pointe Homes, Inc.†	12,117	230,223

		280,098

Cable/Satellite TV - 0.3%

Cable One, Inc.	584	1,118,272

Cellular Telecom - 0.0%

NII Holdings, Inc.†(1)	3,000	6,300

Chemicals-Diversified - 0.9%

Quaker Chemical Corp.#	12,062	3,406,068

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.†	14,000	129,500

Chemicals-Plastics - 0.0%

China XD Plastics Co., Ltd.†	20,000	22,400

Chemicals-Specialty - 1.1%

AgroFresh Solutions, Inc.†	61,800	147,702
Element Solutions, Inc.	54,840	989,862
GCP Applied Technologies, Inc.†	51,172	1,268,554
Minerals Technologies, Inc.	7,288	519,124
PQ Group Holdings, Inc.	66,292	1,018,245

		3,943,487

Circuit Boards - 0.0%

IEC Electronics Corp.†	12,300	151,659

Coal - 0.1%

Alpha Metallurgical Resources, Inc.†	17,000	255,000
CONSOL Energy, Inc.†	10,000	108,100
Ramaco Resources, Inc.†	30,000	139,500

		502,600

Coffee - 0.0%

Farmer Brothers Co.†	16,000	124,960

Commercial Services - 1.0%

CoreLogic, Inc.	10,306	872,506
Emerald Holding, Inc.	30,000	164,100
HMS Holdings Corp.†	34,853	1,282,067
Performant Financial Corp.†	50,000	67,500

Progyny, Inc.†	25,096	1,056,291
ServiceSource International, Inc.†	55,000	88,275

		3,530,739

Commercial Services-Finance - 1.6%

Euronet Worldwide, Inc.†	4,100	616,271
Morningstar, Inc.	8,144	1,826,292
PRGX Global, Inc.†	26,500	202,195
Repay Holdings Corp.†	4,569	99,604
StoneCo, Ltd., Class A†	4,030	345,814
WEX, Inc.†	13,754	2,865,646

		5,955,822

Communications Software - 0.0%

SeaChange International, Inc.†	22,500	26,550

Computer Aided Design - 0.7%

Aspen Technology, Inc.†	14,020	2,110,150
Bentley Systems, Inc., Class B	10,800	479,088

		2,589,238

Computer Services - 0.1%

ALJ Regional Holdings, Inc.†	40,000	58,800
CynergisTek, Inc.†	10,000	24,000
Parsons Corp.†	4,943	176,663

		259,463

Computer Software - 0.7%

Checkr, Inc.† (1)(2)	1,956	47,902
Computer Modelling Group, Ltd.	14,800	66,406
Envestnet, Inc.†	21,156	1,354,407
nCino, Inc.†	12,938	884,701

		2,353,416

Computers-Memory Devices - 0.1%

Everspin Technologies, Inc.†#	10,000	56,700
Quantum Corp.†	26,000	216,840

		273,540

Computers-Other - 0.1%

ExOne Co.†#	7,400	252,340
PlayAGS, Inc.†	30,000	245,100

		497,440

Computers-Periphery Equipment - 0.0%

Key Tronic Corp.†	9,633	79,183

Consulting Services - 0.4%

Acacia Research Corp.†	35,000	248,500
Altus Group, Ltd.†	308	13,510
Booz Allen Hamilton Holding Corp.	7,200	555,408
GP Strategies Corp.†	11,300	148,369
Hill International, Inc.†	42,500	108,800
Huron Consulting Group, Inc.†	2,600	132,340
Information Services Group, Inc.†	27,400	99,736

		1,306,663

Consumer Products-Misc. - 0.0%

Acme United Corp.	3,570	125,057

Containers-Metal/Glass - 0.3%

Crown Holdings, Inc.†	11,923	1,139,362

Containers-Paper/Plastic - 1.3%

AptarGroup, Inc.	31,439	4,089,271
Pactiv Evergreen Inc	45,851	640,997

		4,730,268

Data Processing/Management - 0.0%

Innodata, Inc.†	27,600	161,460

Diagnostic Equipment - 0.1%

Adaptive Biotechnologies Corp.†	3,713	210,044
Quanterix Corp.†	1,873	141,880

		351,924

Diagnostic Kits - 0.3%

Quidel Corp.†	6,184	1,015,784

Disposable Medical Products - 0.8%

ICU Medical, Inc.†	12,085	2,507,638
Xtant Medical Holdings, Inc.†#	50,000	216,500

		2,724,138

Distribution/Wholesale - 1.4%

ADDvantage Technologies Group, Inc.†	15,000	45,900
Educational Development Corp.	8,300	129,563
Houston Wire & Cable Co.†	34,739	141,735
IAA, Inc.†	43,086	2,526,132
NovaBay Pharmaceuticals, Inc.	20,000	22,600
Pool Corp.	3,014	1,008,997
SiteOne Landscape Supply, Inc.†	7,977	1,264,434

		5,139,361

Diversified Manufacturing Operations - 0.3%

DIRTT Environmental Solutions†#	78,000	174,720
Enerpac Tool Group Corp.	25,200	622,440
Federal Signal Corp.	7,100	258,511
LSB Industries, Inc.†	27,500	122,375

		1,178,046

Diversified Operations - 0.0%

Professional Holding Corp., Class A PIPE†	4,893	78,288

Diversified Operations/Commercial Services - 0.0%

Avalon Holdings Corp., Class A†	3,000	10,650
Volt Information Sciences, Inc.†	14,393	40,013

		50,663

Drug Delivery Systems - 0.1%

Senseonics Holdings, Inc.†#	137,000	468,540

E-Commerce/Products - 0.3%

Leslie’s, Inc.†	32,973	800,584
Poshmark, Inc., Class A†	1,700	98,702
RealReal, Inc.†	11,900	303,926

		1,203,212

E-Commerce/Services - 0.4%

A Place For Rover, Inc.†(2)	513	5,072
Leaf Group, Ltd.†	23,000	126,960
Travelzoo†	11,000	148,720
Upwork, Inc.†	19,579	1,054,917

		1,335,669

E-Marketing/Info - 0.1%

comScore, Inc.†	50,000	182,500

Inuvo, Inc.†#	100,000	106,000

		288,500

Educational Software - 0.0%

Zovio, Inc.†	25,000	128,250

Electric Products-Misc. - 1.5%

Graham Corp.	5,800	88,972
Littelfuse, Inc.	2,600	676,572
nLight, Inc.†	51,318	1,956,242
Novanta, Inc.†	20,005	2,647,262
Ultralife Corp.†	12,300	83,763

		5,452,811

Electric-Generation - 0.1%

Charah Solutions, Inc.†	50,000	204,000

Electric-Integrated - 1.2%

IDACORP, Inc.	5,500	474,320
MGE Energy, Inc.	2,794	177,978
NorthWestern Corp.	35,366	2,068,204
Portland General Electric Co.	40,569	1,710,389

		4,430,891

Electronic Components-Misc. - 0.2%

Ballantyne Strong, Inc.†	14,000	35,840
Bel Fuse, Inc., Class B	6,000	106,500
IntriCon Corp.†	7,100	163,016
LGL Group, Inc.†	5,000	57,650
SMTC Corp.†	30,000	175,200

		538,206

Electronic Components-Semiconductors - 0.8%

CTS Corp.	17,410	560,080
eMagin Corp.†	40,000	153,200
EMCORE Corp.†	25,700	174,503
GSI Technology, Inc.†	19,800	145,332
Intellicheck, Inc.†	15,800	192,286
Lattice Semiconductor Corp.†	30,927	1,488,207
Pixelworks, Inc.†	22,000	78,980
Semtech Corp.†	3,400	249,254

		3,041,842

Electronic Measurement Instruments - 0.7%

Badger Meter, Inc.	12,120	1,316,111
Mesa Laboratories, Inc.	674	183,267
National Instruments Corp.	16,600	737,040
Stoneridge, Inc.†	9,300	285,138

		2,521,556

Electronic Parts Distribution - 0.0%

MIND Technology, Inc.†	22,400	54,208

Electronic Security Devices - 0.0%

WidePoint Corp.†#	7,000	74,200

Energy-Alternate Sources - 0.4%

Aemetis, Inc.†	30,000	294,900
Array Technologies, Inc.†	7,893	292,672
NextEra Energy Partners LP	6,100	443,104
Shoals Technologies Group, Inc., Class A†	12,217	398,519

		1,429,195

Engineering/R&D Services - 0.1%

Atlas Technical Consultants, Inc.†	10,000	97,000
Mistras Group, Inc.†	25,000	199,000

		296,000

Enterprise Software/Service - 1.8%

Bill.com Holdings, Inc.†	3,901	643,704
Ceridian HCM Holding, Inc.†	9,694	869,164
Clarivate PLC†	35,845	815,474
Coupa Software, Inc.†	887	307,132
Guidewire Software, Inc.†	15,135	1,679,834
Manhattan Associates, Inc.†	2,100	258,195
Network-1 Technologies, Inc.	20,000	66,200
Paycom Software, Inc.†	1,563	584,937
SS&C Technologies Holdings, Inc.	14,660	971,665
Workiva, Inc.†	2,800	283,220

		6,479,525

Entertainment Software - 0.2%

Zynga, Inc., Class A†	65,571	731,117

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.	2,400	332,088

Filtration/Separation Products - 0.2%

ESCO Technologies, Inc.	7,932	838,174

Finance-Auto Loans - 0.0%

Consumer Portfolio Services, Inc.†	24,500	101,920

Finance-Commercial - 0.0%

Marlin Business Services Corp.	7,500	114,000

Finance-Consumer Loans - 0.4%

Elevate Credit, Inc.†	27,000	110,160
Encore Capital Group, Inc.†	10,252	342,622
EZCORP, Inc., Class A†	35,000	168,000
PRA Group, Inc.†	11,040	406,934
Regional Management Corp.	1,100	35,607
SLM Corp.	21,600	341,064

		1,404,387

Finance-Credit Card - 0.1%

Atlanticus Holdings Corp.†	7,434	195,366

Finance-Investment Banker/Broker - 1.2%

Arlington Asset Investment Corp., Class A†	30,000	120,300
Greenhill & Co., Inc.	8,400	126,756
JMP Group LLC†	16,300	86,227
Lazard, Ltd., Class A	56,291	2,177,899
Moelis & Co., Class A	34,863	1,800,325

		4,311,507

Finance-Leasing Companies - 0.2%

Air Lease Corp.	3,400	155,924

PROG Holdings, Inc.	12,912	645,600

		801,524

Finance-Mortgage Loan/Banker - 0.2%

Impac Mtg. Holdings, Inc.†#	15,000	46,500
PennyMac Financial Services, Inc.	12,388	733,493

		779,993

Finance-Other Services - 0.2%

Cboe Global Markets, Inc.	8,416	832,847

Food-Confectionery - 0.2%

Rocky Mountain Chocolate Factory, Inc.	6,500	34,385
Utz Brands, Inc.	21,049	531,908

		566,293

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.†	10,200	58,140

Food-Misc./Diversified - 0.7%

BellRing Brands, Inc., Class A†	6,255	142,114
Cal-Maine Foods, Inc.†	13,250	504,825
Nomad Foods, Ltd.†	16,823	397,359
Planet Green Holdings Corp.†	10,000	27,200
Post Holdings, Inc.†	7,036	675,878
TreeHouse Foods, Inc.†#	14,100	705,282

		2,452,658

Food-Retail - 0.0%

Blue Apron Holdings, Inc., Class A†	3,000	26,430

Food-Wholesale/Distribution - 1.1%

AMCON Distributing Co.	500	57,420
Performance Food Group Co.†	75,254	4,081,777

		4,139,197

Footwear & Related Apparel - 0.2%

Iconix Brand Group, Inc.†	31,400	68,452
Rocky Brands, Inc.	6,711	292,532
Steven Madden, Ltd.	2,100	77,679
Weyco Group, Inc.	5,900	103,545

		542,208

Forestry - 0.1%

West Fraser Timber Co., Ltd.	6,700	458,039

Funeral Services & Related Items - 0.0%

StoneMor, Inc.†	65,000	135,850

Gambling (Non-Hotel) - 0.3%

Canterbury Park Holding Corp.†	3,200	42,784
Monarch Casino & Resort, Inc.†	13,156	890,135

		932,919

Gas-Distribution - 0.6%

Chesapeake Utilities Corp.	5,600	592,088
ONE Gas, Inc.	10,300	689,791
Southwest Gas Holdings, Inc.	12,237	762,977

		2,044,856

Gold Mining - 0.3%

Franco-Nevada Corp.	2,500	267,680
Gold Resource Corp.	65,000	174,850
Northern Star Resources, Ltd.	60,107	472,206

		914,736

Golf - 0.5%

Acushnet Holdings Corp.	34,877	1,472,507
Drive Shack, Inc.†	60,500	157,905

		1,630,412

Hazardous Waste Disposal - 0.6%

Centrus Energy Corp., Class A†	9,600	225,504
Heritage-Crystal Clean, Inc.†	9,400	246,468
Stericycle, Inc.†	23,321	1,512,833

		1,984,805

Health Care Cost Containment - 0.6%

HealthEquity, Inc.†	26,871	2,212,827

Health Care Providers & Services - 0.0%

Alignment Healthcare Partners LP†(1)(2)	7,632	93,721

Healthcare Safety Devices - 0.1%

Alpha Pro Tech, Ltd.†#	8,500	118,830
Retractable Technologies, Inc.†#	10,000	157,000

		275,830

Home Furnishings - 0.0%

Flexsteel Industries, Inc.	4,800	158,784

Hotels/Motels - 0.1%

Red Lion Hotels Corp.†	50,000	173,000

Human Resources - 0.1%

BGSF, Inc.	6,000	83,640
Computer Task Group, Inc.†	19,600	163,072
Cross Country Healthcare, Inc.†	12,791	142,108
RCM Technologies, Inc.†	20,000	79,400

		468,220

Identification Systems - 0.5%

Aware, Inc.†	21,900	97,236
Brady Corp., Class A	34,470	1,806,573

		1,903,809

Instruments-Controls - 0.6%

Woodward, Inc.	20,111	2,297,078

Insurance Brokers - 0.4%

Selectquote, Inc.†	48,855	1,490,078

Insurance-Life/Health - 0.0%
Security National Financial Corp., Class A†	15,000	135,150

Insurance-Multi-line - 0.0%

Atlantic American Corp.†	2,000	8,940

Insurance-Property/Casualty - 2.0%

Assurant, Inc.	5,923	729,832
Conifer Holdings, Inc.†	11,000	39,490
FedNat Holding Co.	10,000	69,200
Hallmark Financial Services, Inc.†	15,000	55,350
Hanover Insurance Group, Inc.	4,700	542,145
Kinsale Capital Group, Inc.	11,191	1,970,287

Protective Insurance Corp., Class B	10,000	229,100
RLI Corp.	22,481	2,345,668
Safety Insurance Group, Inc.	2,158	170,655
Selective Insurance Group, Inc.	13,100	888,573
State Auto Financial Corp.	5,461	102,339

		7,142,639

Insurance-Reinsurance - 0.3%

Axis Capital Holdings, Ltd.	12,050	608,887
Essent Group, Ltd.	12,441	512,942

		1,121,829

Internet Application Software - 0.1%

RealNetworks, Inc.†	50,000	218,500
Zendesk, Inc.†	1,400	204,596

		423,096

Internet Content-Information/News - 0.0%

DHI Group, Inc.†	32,500	101,075

Internet Security - 0.2%

Proofpoint, Inc.†	4,893	591,662

Investment Companies - 0.5%

Ault Global Holdings, Inc.†#	20,000	81,000
Entasis Therapeutics Holdings, Inc.†#	10,000	26,600
Medallion Financial Corp.†	17,100	118,503
PDL Community Bancorp†	4,000	40,720
StepStone Group, Inc., Class A†	38,922	1,401,581

		1,668,404

Investment Management/Advisor Services - 0.9%

AssetMark Financial Holdings, Inc.†	38,587	911,811
First Western Financial, Inc.†	5,000	91,250
Focus Financial Partners, Inc., Class A†	39,058	1,836,116
Manning & Napier, Inc.	8,400	62,664
Silvercrest Asset Management Group, Inc., Class A	10,000	140,400
Westwood Holdings Group, Inc.	5,500	94,875

		3,137,116

Leisure Games - 0.0%

Bowl America, Inc., Class A†	3,000	32,520

Leisure Products - 0.0%

Escalade, Inc.	5,200	102,752

Linen Supply & Related Items - 0.2%

UniFirst Corp.	3,114	754,491

Machine Tools & Related Products - 0.8%

L.S. Starrett Co., Class A†	8,000	51,200
Lincoln Electric Holdings, Inc.	24,401	2,882,002

		2,933,202

Machinery-Electrical - 0.2%

Babcock & Wilcox Enterprises, Inc.†	55,000	389,400
BWX Technologies, Inc.	4,473	259,479

		648,879

Machinery-Farming - 1.3%

Toro Co.	46,037	4,639,149

Machinery-General Industrial - 2.3%

Altra Industrial Motion Corp.	33,060	1,914,835
Applied Industrial Technologies, Inc..	21,554	1,840,065
Chart Industries, Inc.†	7,051	1,008,928
Gates Industrial Corp. PLC†	67,094	1,006,410
Gencor Industries, Inc.†	6,500	92,300
Intevac, Inc.†	16,900	107,653
Marel HF	24,322	169,930
Nordson Corp.	4,401	846,796
Twin Disc, Inc.†	12,500	103,375
Welbilt, Inc.†	70,468	1,126,079

		8,216,371

Machinery-Pumps - 0.6%

Cactus, Inc., Class A	6,100	194,407
Graco, Inc.	9,071	629,074
Ingersoll Rand, Inc.†	20,325	941,860
Mueller Water Products, Inc., Class A	32,900	424,081

		2,189,422

Machinery-Thermal Process - 0.0%

Thermon Group Holdings, Inc.†	6,000	122,580

Marine Services - 0.0%

SEACOR Marine Holdings, Inc.†	15,000	59,400

Medical Information Systems - 0.1%

Castlight Health, Inc., Class B†	63,500	107,950
MTBC, Inc.†	8,500	82,280
Oak Street Health, Inc.†	1,102	58,439

		248,669

Medical Instruments - 0.9%

Bruker Corp.	14,789	901,833
Cantel Medical Corp.†	22,028	1,636,240
NuVasive, Inc.†	4,750	286,568
Pulmonx Corp.†	818	46,487
TransEnterix, Inc.†	75,000	279,000

		3,150,128

Medical Labs & Testing Services - 1.6%

Catalent, Inc.†	20,393	2,318,888
Neuronetics, Inc.†	18,500	287,305
Ortho Clinical Diagnostics Holdings PLC†	47,250	817,425
Syneos Health, Inc.†	31,223	2,415,099

		5,838,717

Medical Laser Systems - 0.0%

IRIDEX Corp.†	18,100	106,428

Medical Products - 1.5%

AtriCure, Inc.†	7,091	462,830
Avanos Medical, Inc.†	11,580	532,448
Axonics Modulation Technologies, Inc.†	2,451	123,310
Conformis, Inc.†	50,000	50,500
Electromed, Inc.†	8,200	86,592
Envista Holdings Corp.†	41,738	1,608,582
Hanger, Inc.†	21,871	480,725
InspireMD, Inc.†	5,000	4,290
iRhythm Technologies, Inc.†	4,567	734,830
IsoRay, Inc.†	60,000	84,000
Nevro Corp.†	2,949	487,116

Penumbra, Inc.†	1,418	403,322
RA Medical Systems, Inc.†	1,020	7,018
Sientra, Inc.†#	18,400	143,152
Surgalign Holdings, Inc.†	55,000	134,200
T2 Biosystems, Inc.†#	25,000	57,250
United-Guardian, Inc.	3,500	49,000
Venus Concept, Inc.†#	20,000	52,000

		5,501,165

Medical-Biomedical/Gene - 4.7%

Abcam PLC ADR†	6,651	158,493
ACADIA Pharmaceuticals, Inc.†	3,150	154,256
Acceleron Pharma, Inc.†	4,427	602,780
Acorda Therapeutics, Inc.†	6,434	37,446
Actinium Pharmaceuticals, Inc.†#	10,233	82,478
Adicet Bio, Inc.†	4,285	65,603
ADMA Biologics, Inc.†#	45,000	103,950
Advaxis, Inc.†	70,000	58,793
AgeX Therapeutics, Inc.†	35,000	70,350
Allena Pharmaceuticals, Inc.†#	30,200	50,736
Allogene Therapeutics, Inc.†	2,083	72,301
Altimmune, Inc.†	5,000	79,700
Apellis Pharmaceuticals, Inc.†	1,700	81,889
Applied Genetic Technologies Corp.†	20,000	101,600
Arcutis Biotherapeutics, Inc.†	1,317	45,002
Argenx SE ADR†	3,470	1,147,460
Ascendis Pharma A/S ADR†	5,225	809,718
Assembly Biosciences, Inc.†	15,000	76,200
Atea Pharmaceuticals, Inc.†#	1,449	109,197
Avidity Biosciences, Inc.†#	1,517	36,605
BiomX, Inc.†	19,000	138,130
Blueprint Medicines Corp.†	5,553	545,416
Cara Therapeutics, Inc.†#	4,946	90,759
Catabasis Pharmaceuticals, Inc.†#	12,500	36,000
Cerevel Therapeutics Holdings, Inc. PIPE†	3,298	49,998
Certara, Inc.†	28,557	989,500
Clearside Biomedical, Inc.†#	50,000	165,500
Cogent Biosciences, Inc CVR#	8,176	64,100
Contra Restorbio, Inc. CVR(1)	4,285	0
CRISPR Therapeutics AG†#	953	119,783
ElectroCore, Inc.†#	25,000	54,250
Enzo Biochem, Inc.†	37,500	109,500
Equillium, Inc.†#	15,000	105,750
Evolus, Inc.†#	25,000	302,750
Exagen, Inc.†#	9,100	166,439
EyePoint Pharmaceuticals, Inc.†#	7,499	81,064
Five Prime Therapeutics, Inc.†	10,800	240,084
Flame Biosciences, Inc.†(1)(2)	3,800	24,890
Forte Biosciences, Inc.†	886	25,242
Galera Therapeutics, Inc.†	10,000	104,900
Generation Bio Co.†	8,911	311,172
Global Blood Therapeutics, Inc.†	9,584	408,278
GlycoMimetics, Inc.†	30,000	99,600
Harvard Bioscience, Inc.†	45,000	197,550
Homology Medicines, Inc.†	4,710	50,585
IGM Biosciences, Inc.†	2,404	210,182
Infinity Pharmaceuticals, Inc.†#	41,500	126,160
Insmed, Inc.†	17,592	629,266
Iovance Biotherapeutics, Inc.†	1,900	70,870
Kezar Life Sciences, Inc.†	10,000	54,800
Kodiak Sciences, Inc.†#	7,232	933,000
Legend Biotech Corp. ADR†#	664	18,048
Lexicon Pharmaceuticals, Inc.†	34,500	248,055
Lineage Cell Therapeutics, Inc.†	46,712	107,438
LogicBio Therapeutics, Inc.†#	16,500	136,785
Lyra Therapeutics, Inc.†	7,100	105,932
Marker Therapeutics, Inc.†#	36,000	87,120
Matinas BioPharma Holdings, Inc.†#	100,000	121,000
MeiraGTx Holdings PLC†	2,720	40,365
Merrimack Pharmaceuticals, Inc.†#	5,000	32,400
Metacrine, Inc.†	15,000	127,500
Mustang Bio, Inc.†#	27,500	97,075
Oncocyte Corp.†	50,000	246,000
Orchard Therapeutics PLC ADR†#	6,673	46,511
Otonomy, Inc.†	23,000	67,045
Ovid therapeutics, Inc.†	18,000	53,100
Palatin Technologies, Inc.†#	195,000	152,490
Protalix BioTherapeutics, Inc.†#	8,701	42,635
Proteostasis Therapeutics, Inc. CVR#(1)	60,500	0
PTC Therapeutics, Inc.†	1,400	79,940
Radius Health, Inc.†	25,486	474,294
RAPT Therapeutics, Inc.†	3,100	56,265
Replimune Group, Inc.†	1,472	50,975
Savara, Inc.†	26,000	44,200
Scholar Rock Holding Corp.†	9,127	493,771
Seagen, Inc.†	2,400	362,664
Seer, Inc.†#	1,313	63,326
Seer, Inc., Class A†(2)	2,323	106,436
Sesen Bio, Inc.†	95,000	258,400
Sierra Oncology, Inc.†	7,500	110,850
Sio Gene Therapies, Inc.†	20,000	52,800
Solid Biosciences, Inc.†	35,000	278,950
Synlogic, Inc.†	53,400	202,386
Synthetic Biologics, Inc.†#	35,000	23,569
Tela Bio, Inc.†	8,700	133,719
TG Therapeutics, Inc.†	891	38,999
Timber Pharmaceuticals, Inc.†	6,400	11,520
Turning Point Therapeutics, Inc.†	3,202	377,548
Ultragenyx Pharmaceutical, Inc.†	7,605	1,076,412
VolitionRX, Ltd.†#	29,400	119,952
Xencor, Inc.†	8,493	418,450
Zentalis Pharmaceuticals, Inc.†	1,260	52,970

		17,067,970

Medical-Drugs - 1.1%

AcelRx Pharmaceuticals, Inc.†#	32,100	60,348
Aclaris Therapeutics, Inc.†#	12,200	271,816
Adamas Pharmaceuticals, Inc.†#	20,000	95,000
Alimera Sciences, Inc.†	7,667	61,873
Ampio Pharmaceuticals, Inc.†#	98,900	169,119
Aquestive Therapeutics, Inc.†#	25,000	114,500
Assertio Holdings, Inc.†#	3,400	2,900
Axcella Health, Inc.†	24,500	139,650
cbdMD, Inc.†	38,600	144,364
Chiasma, Inc.†	35,000	136,150
China Pharma Holdings, Inc.†#	40,000	35,492
Cidara Therapeutics, Inc.†	45,000	102,150

Corvus Pharmaceuticals, Inc.†#	20,000	69,600
Cumberland Pharmaceuticals, Inc.†	27,800	94,520
Cyclerion Therapeutics, Inc.†#	20,000	76,800
Eloxx Pharmaceuticals, Inc.†#	26,900	121,319
Enanta Pharmaceuticals, Inc.†	500	24,660
Gritstone Oncology, Inc.†#	25,000	339,250
Harrow Health, Inc.†	18,000	138,060
India Globalization Capital, Inc.†#	39,700	69,872
Intellia Therapeutics, Inc.†	2,239	135,370
Leap Therapeutics, Inc.†#	39,500	92,035
Minerva Neurosciences, Inc.†	14,539	45,071
NanoViricides, Inc.†#	6,000	25,080
Neos Therapeutics, Inc.†#	40,000	34,084
Novan, Inc.†#	115,000	163,300
PhaseBio Pharmaceuticals, Inc.†#	24,000	93,120
Reata Pharmaceuticals, Inc., Class A†#	2,537	310,174
Rockwell Medical, Inc.†#	45,000	60,750
scPharmaceuticals, Inc.†#	19,000	140,220
Scynexis, Inc.†#	10,000	77,800
TherapeuticsMD, Inc.†	100,029	152,044
Tonix Pharmaceuticals Holding Corp.†#	50,000	59,500
Xeris Pharmaceuticals, Inc.†#	30,000	163,500
Zynerba Pharmaceuticals, Inc.†	21,500	96,642

		3,916,133

Medical-Generic Drugs - 0.0%

Arvinas, Inc.†	859	67,260

Medical-HMO - 0.9%

Molina Healthcare, Inc.†	15,722	3,407,901

Medical-Hospitals - 0.1%

Surgery Partners, Inc.†	5,829	230,071

Medical-Nursing Homes - 0.0%

Genesis Healthcare, Inc.†#	100,000	79,290

Medical-Outpatient/Home Medical - 0.9%

Amedisys, Inc.†	3,599	912,850
Chemed Corp.	3,338	1,486,111
ModivCare, Inc.†	3,500	448,910
Pennant Group, Inc.†	6,228	328,714

		3,176,585

Medical-Wholesale Drug Distribution - 0.9%

Covetrus, Inc.†	49,217	1,828,904
Great Elm Group, Inc.†	40,000	120,400
Premier, Inc., Class A	39,351	1,330,851

		3,280,155

Metal Processors & Fabrication - 1.3%

Ampco-Pittsburgh Corp.†	19,500	148,980
AZZ, Inc.	13,800	705,042
Helios Technologies, Inc.	7,558	494,293
LB Foster Co., Class A†	6,600	111,870
Mayville Engineering Co., Inc.†	10,000	140,100
RBC Bearings, Inc.†	14,545	2,895,328
Strattec Security Corp.	1,500	77,280

		4,572,893

Metal Products-Distribution - 0.1%

Olympic Steel, Inc.	8,800	156,992
Synalloy Corp.†	14,500	125,715

		282,707

Metal Products-Fasteners - 0.0%

Eastern Co.	4,187	106,769

Metal-Aluminum - 0.2%

Alcoa Corp.†	14,700	360,885
Constellium SE†	39,841	527,495

		888,380

Metal-Copper - 0.1%

ERO Copper Corp.†	29,500	520,411

Miscellaneous Manufacturing - 0.3%

FreightCar America, Inc.†	35,000	118,825
John Bean Technologies Corp.	7,259	1,071,211

		1,190,036

Multimedia - 0.0%

Entravision Communications Corp., Class A	41,000	128,330

Networking Products - 0.0%

Infinera Corp.†	5,000	49,125

Non-Ferrous Metals - 0.1%

Solitario Zinc Corp.†#	40,000	37,404
Uranium Energy Corp.†#	100,500	213,060
US Antimony Corp.†	10,000	14,300

		264,764

Non-Hazardous Waste Disposal - 0.5%

Casella Waste Systems, Inc., Class A†	31,322	1,814,170

Office Automation & Equipment - 0.0%

AstroNova, Inc.	7,000	78,120

Oil & Gas Drilling - 0.0%

Barnwell Industries, Inc.†	15,000	47,850

Oil Companies-Exploration & Production - 1.2%

Amplify Energy Corp.#	25,500	74,460
Devon Energy Corp.	18,700	402,798
Diamondback Energy, Inc.	11,801	817,573
Earthstone Energy, Inc., Class A†	33,400	236,472
Enservco Corp.†	9,000	18,180
Evolution Petroleum Corp.	23,100	82,005
Goodrich Petroleum Corp.†	9,000	87,390
Gran Tierra Energy, Inc.†#	215,000	183,115
HighPoint Resources Corp.†#	3,300	33,264
Laredo Petroleum, Inc.†	5,000	162,950
Magnolia Oil & Gas Corp., Class A†#	44,555	537,333
Mammoth Energy Services, Inc.†	30,000	166,800
PEDEVCO Corp.†	70,000	112,000
Penn Virginia Corp.†	19,800	289,872
PHX Minerals, Inc.	10,000	35,100
Ring Energy, Inc.†#	125,000	277,500
SandRidge Energy, Inc.†	55,000	275,550
Seven Generations Energy, Ltd., Class A†	14,600	96,370
SilverBow Resources, Inc.†	10,000	80,000
Southwestern Energy Co.†	4,850	19,643
VAALCO Energy, Inc.†	30,000	98,400

Venture Global LNG, Inc., Series B(1)(2)	4	22,261
Venture Global LNG, Inc., Series C(1)(2)	59	328,352

		4,437,388

Oil Field Machinery & Equipment - 0.2%

Dril-Quip, Inc.†	4,200	142,632
Exterran Corp.†	21,000	114,870
Flotek Industries, Inc.†	30,000	67,200
Forum Energy Technologies, Inc.†#	5,000	106,750
Natural Gas Services Group, Inc.†	10,400	108,160
Smart Sand, Inc.†#	15,000	48,900
Superior Drilling Products, Inc.†#	56,000	53,082

		641,594

Oil Refining & Marketing - 0.0%

Adams Resources & Energy, Inc.	3,314	96,437
Trecora Resources†	2,100	14,910

		111,347

Oil-Field Services - 0.8%

Bristow Group, Inc.†	6,333	168,584
Halliburton Co.	31,804	694,281
Independence Contract Drilling, Inc.†	7,000	43,890
KLX Energy Services Holdings, Inc.†#	4,253	63,753
Liberty Oilfield Services, Inc., Class A	37,415	437,381
NCS Multistage Holdings, Inc.†#	4,725	180,023
Newpark Resources, Inc.†	60,000	207,600
NexTier Oilfield Solutions, Inc.†	58,200	270,630
Nine Energy Service, Inc.†	30,000	102,000
Nuverra Environmental Solutions, Inc.†#	6,300	14,427
Oil States International, Inc.†	40,000	293,200
Ranger Energy Services, Inc.†	5,000	27,550
TETRA Technologies, Inc.†	125,000	312,500

		2,815,819

Paper & Related Products - 0.1%

Domtar Corp.	8,500	314,925

Pharmacy Services - 0.1%

JAND, Inc.(dba Warby Parker), Class A†(1)(2)	4,462	109,455
Option Care Health, Inc.†	7,147	137,151

		246,606

Physical Therapy/Rehabilitation Centers - 1.0%

Encompass Health Corp.	38,522	3,098,710
U.S. Physical Therapy, Inc.	4,306	504,835

		3,603,545

Physicians Practice Management - 0.0%

Accolade, Inc.†	2,741	121,481

Pollution Control - 0.1%

Advanced Emissions Solutions, Inc.#	16,500	94,050
Fuel Tech, Inc.†	30,000	105,600

		199,650

Poultry - 0.1%

Sanderson Farms, Inc.	3,458	527,345

Precious Metals - 0.0%

Paramount Gold Nevada Corp.†	26,000	27,040

Printing-Commercial - 0.2%

ARC Document Solutions, Inc.	103,000	217,330
Quad/Graphics, Inc.	30,000	131,400
RR Donnelley & Sons Co.#	80,000	272,000

		620,730

Protection/Safety - 0.1%

ADT, Inc.	47,849	364,131

Publishing-Newspapers - 0.1%

A.H. Belo Corp., Class A	15,000	30,600
Lee Enterprises, Inc.†	64,700	140,399

		170,999

Racetracks - 0.0%

Dover Motorsports, Inc.	17,500	38,675

Radio - 0.1%

Beasley Broadcast Group, Inc., Class A	20,000	48,800
Cumulus Media, Inc., Class A†	14,500	140,505
Salem Media Group, Inc.#	45,000	114,750
Townsquare Media, Inc., Class A	11,000	119,900

		423,955

Real Estate Investment Trusts - 4.3%

American Campus Communities, Inc.	45,745	1,873,715
Community Healthcare Trust, Inc.	3,988	174,794
CubeSmart	75,978	2,808,147
EastGroup Properties, Inc.	27,008	3,676,059
First Industrial Realty Trust, Inc.	6,583	281,160
Flagship Communities REIT	3,250	48,815
JBG SMITH Properties	18,232	578,866
National Retail Properties, Inc.	47,183	2,068,503
Outfront Media, Inc.	75,707	1,535,338
PS Business Parks, Inc.	5,756	833,814
Regency Centers Corp.	2,735	149,823
Rexford Industrial Realty, Inc.	12,811	611,341
Ryman Hospitality Properties, Inc.	11,719	905,762

		15,546,137

Real Estate Management/Services - 0.9%

Cushman & Wakefield PLC†#	105,101	1,626,964
FirstService Corp.	9,615	1,454,461

		3,081,425

Real Estate Operations & Development - 0.0%

Maui Land & Pineapple Co., Inc.†	10,000	118,200
Trinity Place Holdings, Inc.†	10,000	22,300

		140,500

Recreational Centers - 0.4%

Planet Fitness, Inc., Class A†	15,490	1,333,534

Recreational Vehicles - 0.8%

Brunswick Corp.	33,437	2,954,828

Retail-Apparel/Shoe - 0.5%

Allbirds, Inc.†(1)(2)	5,670	65,559
Burlington Stores, Inc.†	5,321	1,377,181
Chico’s FAS, Inc.	25,000	67,250
Express, Inc.†#	50,000	134,500

J Jill, Inc.†	7,099	34,856
Tilly’s, Inc., Class A†	10,968	113,190

		1,792,536

Retail-Arts & Crafts - 0.1%

Michaels Cos., Inc.†	27,200	408,000

Retail-Automobile - 0.2%

Rush Enterprises, Inc., Class A	10,450	443,394
Vroom, Inc.†	6,520	288,510

		731,904

Retail-Bookstores - 0.1%

Barnes & Noble Education, Inc.†	54,000	349,380

Retail-Building Products - 0.1%

Aspen Aerogels, Inc.†	9,200	204,700

Retail-Consumer Electronics - 0.0%

Zagg, Inc.(1)	20,000	6,000

Retail-Convenience Store - 0.5%

Casey’s General Stores, Inc.	9,289	1,876,006

Retail-Discount - 1.0%

BJ’s Wholesale Club Holdings, Inc.†	62,053	2,493,290
Ollie’s Bargain Outlet Holdings, Inc.†#	11,850	979,758

		3,473,048

Retail-Home Furnishings - 0.2%

Bassett Furniture Industries, Inc.	6,500	137,345
Kirkland’s, Inc.†	9,200	239,200
RH†	1,001	490,860

		867,405

Retail-Jewelry - 0.0%

Envela Corp.†#	15,000	78,750

Retail-Misc./Diversified - 0.2%

Five Below, Inc.†	1,500	279,180
Gaia, Inc.†	9,400	89,488
Party City Holdco, Inc.†	22,400	171,584

		540,252

Retail-Pet Food & Supplies - 0.0%

Petco Health & Wellness Co., Inc.†	7,214	143,775

Retail-Restaurants - 1.6%

Ark Restaurants Corp.†	8,000	144,880
BBQ Holdings, Inc.†	8,250	48,263
BJ’s Restaurants, Inc.†	13,175	731,608
Bloomin’ Brands, Inc.	6,801	168,937
Chuy’s Holdings, Inc.†	15,658	641,978
Denny’s Corp.†	17,210	302,035
Fiesta Restaurant Group, Inc.†	24,995	381,424
Flanigan’s Enterprises, Inc.†	2,000	48,000
J Alexander’s Holdings, Inc.†	13,000	113,750
Kura Sushi USA, Inc., Class A†#	4,500	134,505
Luby’s, Inc.†	30,000	95,700
Papa John’s International, Inc.	11,239	1,013,645
Potbelly Corp.†	20,000	99,800
Red Robin Gourmet Burgers, Inc.†	9,520	292,169
Ruth’s Hospitality Group, Inc.	6,800	155,074
Wendy’s Co.	74,068	1,513,209

		5,884,977

Retail-Sporting Goods - 0.1%

Big 5 Sporting Goods Corp.	25,000	337,500

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	10,500	73,815

Retail-Vision Service Center - 0.3%

National Vision Holdings, Inc.†	21,173	1,005,506

Retirement/Aged Care - 0.0%

Capital Senior Living Corp.†#	1,566	48,984

Satellite Telecom - 0.0%

KVH Industries, Inc.†	11,000	150,260

Savings & Loans/Thrifts - 0.8%

BankFinancial Corp.	11,800	111,510
Capitol Federal Financial, Inc.	19,367	257,775
Citizens Community Bancorp, Inc.	16,900	190,125
Eagle Bancorp Montana, Inc.	5,000	108,850
ESSA Bancorp, Inc.	9,000	141,390
First Financial Northwest, Inc.	10,000	132,800
Home Bancorp, Inc.	1,527	49,398
Investors Bancorp, Inc.	26,400	352,176
Lake Shore Bancorp, Inc.	10,000	154,500
Malvern Bancorp, Inc.†	5,763	99,988
Meridian Bancorp, Inc.	21,160	354,430
Pacific Premier Bancorp, Inc.	16,119	649,596
Provident Financial Holdings, Inc.	6,414	101,020
Prudential Bancorp, Inc.	5,000	67,750
Timberland Bancorp, Inc.	512	14,208

		2,785,516

Schools - 0.7%

Bright Horizons Family Solutions, Inc.†	13,823	2,206,980
Lincoln Educational Services Corp.†	20,000	115,600
Strategic Education, Inc.	877	79,737
Universal Technical Institute, Inc.†	25,000	153,250

		2,555,567

Security Services - 0.2%

Brink’s Co.	8,202	630,160

Seismic Data Collection - 0.0%

Dawson Geophysical Co.†	23,127	65,912
Geospace Technologies Corp.†	8,900	87,665

		153,577

Semiconductor Components-Integrated Circuits - 0.7%

Power Integrations, Inc.	30,283	2,676,109

Semiconductor Equipment - 1.4%

Allegro MicroSystems, Inc.†	28,754	751,629
CMC Materials, Inc.	15,494	2,641,727

Entegris, Inc.	15,551	1,636,121
Richardson Electronics, Ltd.	15,000	94,050

		5,123,527

Shipbuilding - 0.0%

Gulf Island Fabrication, Inc.†	9,100	36,582

Silver Mining - 0.0%

Golden Minerals Co.†	85,000	65,535

Specified Purpose Acquisitions - 0.1%

Altimeter Growth Corp.†	13,005	175,437
Bluescape Opportunities Acquisition Corp.†	16,662	195,612
dMY Technology Group, Inc. II, Class A†#	4,200	79,968

		451,017

Steel Pipe & Tube - 0.1%

TimkenSteel Corp.†	27,800	224,624

Steel-Producers - 0.0%

Friedman Industries, Inc.	10,000	83,700

Steel-Specialty - 0.0%

Universal Stainless & Alloy Products, Inc.†	7,500	77,100

Telecom Services - 0.1%

Consolidated Communications Holdings, Inc.†	1	5
RigNet, Inc.†	12,600	116,802
Spok Holdings, Inc.	12,000	128,640

		245,447

Telecommunication Equipment - 0.1%

Communications Systems, Inc.	15,000	79,500
PCTEL, Inc.	6,000	45,360
Wireless Telecom Group, Inc.†	53,200	99,484

		224,344

Telephone-Integrated - 0.0%

Alaska Communications Systems Group, Inc.	37,000	120,990

Textile-Products - 0.1%

Culp, Inc.	11,500	198,375
Dixie Group, Inc.†	10,000	54,600

		252,975

Theaters - 0.1%

Cinemark Holdings, Inc.	16,300	365,935

Therapeutics - 0.2%

Agios Pharmaceuticals, Inc.†	5,533	262,486
AIM ImmunoTech, Inc.†#	25,000	56,500
CorMedix, Inc.†#	11,800	177,000
G1 Therapeutics, Inc.†	2,875	63,537
Trevi Therapeutics, Inc.†#	15,000	42,300
Yumanity Therapeutics, Inc.†#	3,025	53,754

		655,577

Tobacco - 0.0%

Greenlane Holdings, Inc., Class A†#	10,000	53,600

Tools-Hand Held - 0.9%

MSA Safety, Inc.	20,494	3,299,329

Toys - 0.0%

JAKKS Pacific, Inc.†#	3,000	23,940

Transactional Software - 0.0%

Synchronoss Technologies, Inc.†	30,000	132,900

Transport-Marine - 0.0%

Overseas Shipholding Group, Inc., Class A†	60,700	133,540

Transport-Services - 0.3%

Matson, Inc.	11,720	811,844
Steel Connect, Inc.†	71,500	122,980

		934,824

Transport-Truck - 1.5%

Knight-Swift Transportation Holdings, Inc.	57,301	2,475,403
Landstar System, Inc.	14,427	2,310,340
P.A.M. Transportation Services, Inc.†	1,357	78,692
Patriot Transportation Holding, Inc.	5,000	52,600
Saia, Inc.†	2,300	461,219
USA Truck, Inc.†	6,500	90,350
XPO Logistics, Inc.†	1	117
Yellow Corp.	12,500	74,625

		5,543,346

Venture Capital - 0.0%

Safeguard Scientifics, Inc.†	14,100	107,865

Veterinary Diagnostics - 0.0%

Elanco Animal Health, Inc. CVR†(1)	3,000	0

Vitamins & Nutrition Products - 0.1%

Calyxt, Inc.†#	20,000	190,800

Water - 0.4%

California Water Service Group	6,535	359,098
Middlesex Water Co.	4,724	324,397
PICO Holdings, Inc.†	17,000	155,380
SJW Group	6,902	432,618

		1,271,493

Web Hosting/Design - 0.8%

Q2 Holdings, Inc.†	22,488	2,740,837

Web Portals/ISP - 0.0%

Synacor, Inc.†#	44,000	93,720

Wireless Equipment - 0.1%

Frequency Electronics, Inc.†	10,000	118,400
Powerfleet, Inc.†#	25,000	196,750
Sonim Technologies, Inc.†	43,900	45,656
TESSCO Technologies, Inc.	16,372	114,768

		475,574

Total Common Stocks (cost $236,344,536)		352,760,012

CONVERTIBLE PREFERRED SECURITIES - 1.4%
Applications Software - 0.4%

Convoy, Inc., Series C†(1)(2)	12,094	140,895

Convoy, Inc., Series D†(1)(2)	7,659	89,227
Haul Hub, Inc.,Series B†(1)(2)	2,168	31,610
ServiceTitan, Inc., Series A-1†(1)(2)	4	156
ServiceTitan, Inc., Series D†(1)(2)	1,942	75,622
Toast, Inc., Series B†(1)(2)	98	12,590
Toast, Inc. Series D†(1)(2)	7,194	924,213
Toast, Inc. Series F†(1)(2)	594	76,311

		1,350,624

Auto Components - 0.0%

Sila Nanotechnologies, Inc., Series F†(1)(2)	2,608	107,640

Auto-Cars/Light Trucks - 0.3%

Rivian Automotive, Inc., Series D†(1)(2)	12,194	449,349
Rivian Automotive, Inc., Series E†(1)(2)	12,772	470,648
Rivian Automotive, Inc., Series F†(1)(2)	8,328	306,887

		1,226,884

Computer Software - 0.1%

Checkr, Inc., Series C†(1)(2)	2,998	73,421
Checkr, Inc., Series D†(1)(2)	4,084	100,017

		173,438

E-Commerce/Products - 0.0%

1stdibs.com, Inc., Series D†(1)(2)	11,111	92,332

E-Commerce/Services - 0.1%

A Place For Rover, Inc., Series G†(2)	7,335	72,528
Farmer’s Business Network, Inc., Series C†(1)(2)	8,287	273,940

		346,468

Enterprise Software/Service - 0.1%

Plex Systems Holdings, Inc., Series B†(1)(2)	50,422	182,023

Food-Retail - 0.2%

Roofoods, Ltd. (Deliveroo), Series F†(1)(2)	618	542,450
Roofoods, Ltd. (Deliveroo), Series G†(1)(2)	16	14,044

		556,494

Footwear & Related Apparel - 0.0%

Allbirds, Inc., Series A†(1)(2)	1,850	21,390
Allbirds, Inc., ,Series B†(1)(2)	325	3,758
Allbirds, Inc., Series C†(1)(2)	3,110	35,959
Allbirds, Inc., Series SEED†(1)(2)	995	11,505

		72,612

Health Care Providers & Services - 0.0%

Bright Health, Inc., Series E†(1)(2)	6,719	137,187

Industrial Automated/Robotic - 0.0%

Nuro, Inc., Series C†(1)(2)	6,234	81,382

Medical Products - 0.0%

Kardium, Inc., Series D-6†(1)(2)	58,843	59,775

Medical-Biomedical/Gene - 0.0%

Caris Life Sciences, Inc., Series C†(1)(2)	17,921	49,462
National Resilience, Inc., Series B†(1)(2)	5,496	75,075

		124,537

Metal Processors & Fabrication - 0.0%

Xometry, Inc., Series A-2†(1)(2)	962	9,271
Xometry, Inc., Series B†(1)(2)	330	3,180
Xometry, Inc., Series C†(1)(2)	343	3,305
Xometry, Inc., Series D†(1)(2)	267	2,573
Xometry, Inc., Series E†(1)(2)	1,927	26,250
Xometry, Inc., Series SEED-1†(1)(2)	1,820	14,560
Xometry, Inc., Series SEED-2†(1)(2)	801	6,408

		65,547

Pharmacy Services - 0.1%

JAND, Inc. (dba Warby Parker), Series E†(1)(2)	5,505	135,041
JAND, Inc. (dba Warby Parker), Series F†(1)(2)	5,440	133,446

		268,487

Retail-Restaurants - 0.1%

Cava Group, Inc., Series F†(1)(2)	6,606	149,692

Retirement/Aged Care - 0.0%

Honor Tech, Inc., Series D†(1)(2)	43,123	103,844

Seismic Data Collection - 0.0%

Seismic Software, Inc., Series E†(1)(2)	2,336	102,671
Seismic Software, Inc., Series F†(1)(2)	175	7,692

		110,363

Storage/Warehousing - 0.0%

Flexe, Inc., Series C†(1)(2)	4,643	56,492

Total Convertible Preferred Securities (cost $3,059,390)		5,265,821

WARRANTS† - 0.0%
Advertising Services - 0.0%

Advantage Solutions, Inc. Expires 10/28/2025 (strike price $11.50)	3,003	5,255

Banks-Commercial - 0.0%

Grasshopper Bancorp, Inc.(1)(2) Expires 10/12/2028	1,009	2,583

Banks-Regional - 0.0%

Dogwood State Bank(1)(2) Expires 05/01/2024	456	1,810

Electronic Components-Misc. - 0.0%

LGL Group, Inc.† Expires 11/16/2025 (strike price $12.50)	5,000	2,500

Total Warrants (cost $4,126)		12,148

Total Long-Term Investment Securities (cost $239,408,052)		358,037,981

SHORT-TERM INVESTMENT SECURITIES - 1.7%
Registered Investment Companies - 1.7%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(4)	604,103	604,103
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(3)(4)	4,020,549	4,020,549
T. Rowe Price Government Reserve Fund 0.05%(4)	1,471,805	1,471,805

Total Short-Term Investment Securities (cost $6,096,457)		6,096,457

REPURCHASE AGREEMENTS - 1.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $4,699,000 and collateralized by $4,479,300 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $4,793,007 (cost $4,699,000)	$4,699,000	4,699,000

TOTAL INVESTMENTS (cost $250,203,509)	101.2%	368,833,438
Liabilities in excess of other assets	(1.2)	(4,542,927)

NET ASSETS	100.0%	$364,290,511

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
A Place for Rover, Inc.	05/25/2018	513	$3,476	$5,072	$9.89	0.00%
Alignment Healthcare Partners LP, Class A	02/28/2020	7,632	92,489	93,721	12.15	0.03
Allbirds, Inc.	10/10/2018	4,690	51,436
	12/21/2018	980	10,748

		5,670	62,184	65,559	11.56	0.02

Checkr, Inc.	06/29/2018	700	8,603
	12/02/2019	1,256	36,085

		1,956	44,688	47,902	24.49	0.01

Dogwood State Bank (Non-voting Shares)	05/06/2019	3,056	30,560	36,672	12.00	0.01
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	18,012	12.00	0.00
Flame Biosciences, Inc.	09/28/2020	3,800	24,890	24,890	6.55	0.01
Grasshopper Bancorp, Inc.	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990

		5,208	52,080	35,414	6.80	0.01

JAND, Inc. (dba Warby Parker), Class A	03/09/2018	4,462	70,129	109,455	24.53	0.03
Seer, Inc., Class A	12/08/2020	2,323	44,137	106,436	45.82	0.03
ServiceTitan, Inc.	11/09/2018	191	5,022	7,348	38.47	0.00
Toast, Inc.	09/14/2018	11	190	1,413	128.45	0.00
Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	22,261	5,565	0.01
Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	328,352	5,565	0.09

Convertible Preferred Securities
1stdibs.com, Inc., Series D	02/07/2019	11,111	55,677	92,332	8.31	0.03
A Place For Rover, Inc., Series G	05/11/2018	7,335	55,221	72,528	9.89	0.02
Allbirds, Inc., Series A	10/10/2018	1,850	20,289	21,390	11.56	0.01
Allbirds, Inc., Series B	10/10/2018	325	3,565	3,758	11.56	0.00
Allbirds, Inc., Series C	10/09/2018	3,110	34,108	35,959	11.56	0.01
Allbirds, Inc., Series SEED	10/10/2018	995	10,912	11,505	11.56	0.00
Bright Health, Inc., Seres E	09/16/2020	6,719	137,187	137,187	20.42	0.04
Caris Life Sciences, Series C	08/14/2020	17,921	49,462	49,462	2.76	0.01
Cava Group, Inc., Series F	06/23/2020	6,606	149,692	149,692	22.66	0.04
Checkr, Inc., Series C	04/10/2018	2,998	40,926	73,421	24.49	0.02
Checkr, Inc., Series D	09/06/2019	4,084	123,527	100,017	24.49	0.03
Convoy, Inc., Series C	09/14/2018	12,094	85,875	140,895	11.65	0.04
Convoy, Inc., Series D	10/30/2019	7,659	103,703	89,227	11.65	0.02
Farmer’s Business Network, Inc., Series C	11/03/2017	8,287	153,012	273,940	33.06	0.05
Flexe, Inc., Series C	11/18/2020	4,643	56,492	56,492	12.17	0.05
Haul Hub, Inc., Series B	02/14/2020	2,168	31,609	31,610	14.58	0.01
Honor Tech, Inc., Series D	10/16/2020	43,123	103,844	103,844	2.41	0.03
JAND, Inc. (dba Warby Parker), Series E	03/09/2018	5,505	86,522	135,041	24.53	0.04
JAND, Inc. (dba Warby Parker), Series F	04/03/2020	5,440	106,042	133,446	24.53	0.04
Kardium, Inc., Series D-6	01/08/2021	58,843	59,775	59,775	1.02	0.02
National Resilience, Inc., Series B	10/23/2020	5,496	75,075	75,075	13.66	0.02
Nuro, Inc., Series C	10/30/2020	6,234	81,382	81,382	13.05	0.02
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	182,023	3.61	0.05
Rivian Automative, Inc. Series D	12/23/2019	12,194	131,012	449,349	36.85	0.12
Rivian Automative, Inc. Series E	07/13/2020	12,772	197,838	470,648	36.85	0.13
Rivian Automative, Inc. Series F	01/19/2021	8,328	306,887	306,887	36.85	0.08
Roofoods, Ltd.(Deliveroo), Series F	09/12/2017	618	218,506	542,450	877.75	0.15
Roofoods, Ltd.(Deliveroo), Series G	05/16/2019	16	6,686	14,044	877.75	0.00
Seismic Software Holdings, Inc., Series E	12/13/2018	2,336	73,632	102,671	43.95	0.03
Seismic Software Holdings, Inc., Series F	09/25/2020	175	7,691	7,692	43.95	0.00
ServiceTitan, Inc., Series A-1	11/09/2018	4	105	156	39.05	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,065	75,622	38.94	0.02
Sila Nanotechnologies, Inc., Series F	01/07/2021	2,608	107,639	107,640	41.27	0.03
Toast, Inc., Series B	09/14/2018	98	1,696	12,590	128.47	0.00
Toast, Inc., Series D	06/27/2018	7,194	124,507	924,213	128.47	0.25
Toast, Inc., Series F	02/14/2020	594	26,997	76,311	128.47	0.02
Xometry, Inc., Series A-2	07/20/2020	962	9,212	9,271	9.64	0.00
Xometry, Inc., Series B	07/20/2020	330	3,160	3,180	9.64	0.00
Xometry, Inc., Series C	07/20/2020	343	3,340	3,305	9.64	0.00
Xometry, Inc., Series D	07/20/2020	267	2,617	2,573	9.64	0.00
Xometry, Inc., Series E	07/20/2020	1,927	26,250	26,250	13.62	0.01
Xometry, Inc., Series SEED-1	09/04/2020	1,820	14,560	14,560	8.00	0.00
Xometry, Inc., Series SEED-2	09/04/2020	801	6,408	6,408	8.00	0.00

Warrants
Dogwood State Bank Expires 05/01/2024	05/06/2019	456	0	1,810	3.97	0.00
Grasshopper Bancorp, Inc. Expires 10/12/2028	10/12/2018	1,009	0	2,583	2.56	0.00

				$6,171,721		1.69%

(3)

At February 28, 2021, the Fund had loaned securities with a total value of $18,339,825. This was secured by collateral of $4,020,549, which was received in cash and subsequently invested in short-term investments currently valued at $4,020,549 as reported in the Portfolio of Investments. Additional collateral of 15,454,305 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$2,071,782
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	4,902,695
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	970,846
United States Treasury Bills	0.00%	03/18/2021 to 07/29/2021	479,177
United States Treasury Notes/Bonds	0.00% to 8.13%	03/15/2021 to 08/15/2050	7,029,805

(4)	The rate shown is the 7-day yield as of February 28, 2021.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

PIPE - Private Investment in Public Equity

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$5,008,193	$—	$8,851	$5,017,044
Banks - Commercial	35,958,244	—	35,414	35,993,658
Banks - Regional	—	—	54,684	54,684
Cellular Telecom	—	—	6,300	6,300
Computer Software	2,305,514	—	47,902	2,353,416
E-Commerce\Services	1,330,597	5,072	—	1,335,669
Health Care Providers & Services	—	—	93,721	93,721
Medical-Biomedical/Gene	16,936,644	106,436	24,890	17,067,970
Oil Companies-Exploration & Production	4,086,775	—	350,613	4,437,388
Pharmacy Services	137,151	—	109,455	246,606
Retail - Apparel/Shoe	1,726,977	—	65,559	1,792,536
Retail - Consumer Electronics	—	—	6,000	6,000
Veterinary Diagnostics	—	—	0	0
Other Industries	284,355,020	—	—	284,355,020
Convertible Preferred Securities:
E-Commerce\Services	—	72,528	273,940	346,468
Other Industries	—	—	4,919,353	4,919,353
Warrants:
Banks-Commercial	—	—	2,583	2,583
Banks-Regional	—	—	1,810	1,810
Other Warrants	7,755	—	—	7,755
Short-Term Investment Securities	6,096,457	—	—	6,096,457
Repurchase Agreements	—	4,699,000	—	4,699,000

Total Investments at Value	$357,949,327	$4,883,036	$6,001,075	$368,833,438

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks		Convertible Preferred Securities	Warrants
Balance as of May 31, 2020	$688,894		$2,022,001	$2,785
Accrued Discounts	—		—	—
Accrued Premiums	—		—	—
Realized Gain	—		268,932	—
Realized Loss	—		—	—
Change in unrealized appreciation (1)	389,084		2,359,266	1,810
Change in unrealized depreciation (1)	(9,869)		(79)	(202)
Net purchases	33,224		1,398,513	—
Net Sales	—		(346,067)	—
Transfers into Level 3	—		—	—
Transfers out of Level 3(2)	(297,944	)#	(509,273)##	—

Balance as of February 28, 2021	$803,389		$5,193,293	$4,393

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at February 28, 2021 includes:

Common Stocks	Convertible Preferred Securities	Warrants
$176,799	$2,060,251	$1,608

(2)	Private Common and Preferred Stocks were converted to Restricted Common Stocks following the Companies’ IPO listings. Securities are now valued using Level 2 inputs.

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at February 28, 2021.

#

$5,072 was transferred from Level 3 to Level 2 following the private company announcing its intent to list publicly via a SPAC acquisition. The remaining Private Common Stock was converted into publicly traded Common Stock following the Company’s IPO listing and is now valued using Level 1 inputs.

##

$72,528 was transferred from Level 3 to Level 2 following the private company announcing its intent to list publicly via a SPAC acquisition. The remaining Private Convertible Preferred Stocks were converted into publicly traded Common Stocks following the Companies’ IPO listings and are now valued using Level 1 inputs.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 2/28/21	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$256,002	Market Approach	Market Transaction Price*	$6.55-$128.47 ($17.35855)#

	$93,721	Market Approach	Transaction Price*	$12.1200
			Gross Profit Multiple*	5.2x
			Revenue Multiple*	1.1x
			Discount for Lack of Marketability	10.0%

	$47,902	Market Approach	Transaction Price*	$30.2405
			Gross Profit Mutilple*	15.2x
			Discount for Lack of Marketability	10.0%

	$35,414	Market Approach and	Transaction Price*	$10.0000
		Cost Approach	Tangible Book Value Multiple*	0.95x
			Discount for Lack of Marketability	10.0%

	$350,613	Market Approach	Transaction Price*	$5,200.0000
			EBITDA Multiple*	11.0x
			Discount for Lack of Marketability	10.0%

	$7,438	Market Approach	Transaction Price*	$33.8000
			Gross Profit Mutilple*	36.3x
			Revenue Multiple*	20.0x
			Discount for Lack of Marketability	10.0%

	$12,300	Income Approach	Estimated Future Cash Distribution*	$0.00-$2.10 ($1.22)#

Preferred Securities	$4,669,723	Market Approach	Market Transaction Price*	$1.01584-$877.75142 ($150.514956)#

	$92,332	Market Approach	Transaction Price*	$5.0100
			Revenus Multiple*	9.3x
			Gross Profit Mutilple*	17.9x
			Discount for Lack of Marketability	10.0%

	$75,777	Market Approach	Transaction Price*	$33.8000
			Gross Profit Mutilple*	36.3x
			Revenue Multiple*	20.0x
			Discount for Lack of Marketability	10.0%

	$182,023	Market Approach	Revenus Multiple*	6.0x
			Gross Profit Mutilple*	8.75x
			Discount for Lack of Marketability	10.0%

	$173,438	Market Approach	Transaction Price*	$30.2405
			Gross Profit Mutilple*	15.2x
			Discount for Lack of Marketability	10.0%

Warrants	$4,393	Market Approach	Strike Price*	$10.0000
			Risk-Free Rate*	2.50%
			Volatility Rate *	38.0% - 42.624% (40.72%)#
			Discount for Lack of Marketability	10.0%

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
^	The average represents the arithmetic average of the inputs and is not weighted by the relative fair value or notional amount.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.8%
Advanced Materials - 0.1%

Haynes International, Inc.	6,032	$168,474
Lydall, Inc.†	8,263	287,800
Materion Corp.	9,808	671,652
Park Aerospace Corp.	9,506	132,038

		1,259,964

Advertising Sales - 0.0%

Boston Omaha Corp., Class A†	6,350	266,573

Advertising Services - 0.0%

Fluent, Inc.†	20,204	127,891
National CineMedia, Inc.	30,077	141,964

		269,855

Aerospace/Defense - 0.2%

AeroVironment, Inc.†	10,462	1,151,657
Kratos Defense & Security Solutions, Inc.†	58,654	1,612,985
National Presto Industries, Inc.	2,464	252,141

		3,016,783

Aerospace/Defense-Equipment - 0.4%

AAR Corp.	16,189	643,998
Aerojet Rocketdyne Holdings, Inc.†	34,892	1,788,913
Astronics Corp.†	11,466	181,163
Barnes Group, Inc.	22,701	1,188,397
Ducommun, Inc.†	5,202	282,989
Kaman Corp.	13,337	648,979
Moog, Inc., Class A	14,371	1,116,052
Triumph Group, Inc.	24,886	362,589

		6,213,080

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	4,649	138,029
Marrone Bio Innovations, Inc.†	33,505	85,605

		223,634

Agricultural Operations - 0.1%

Alico, Inc.	2,520	74,693
Andersons, Inc.	15,060	393,668
Cadiz, Inc.†#	9,841	106,972
Fresh Del Monte Produce, Inc.	15,028	386,821
Limoneira Co.	7,863	120,540
Mission Produce, Inc.†	3,512	73,611
Tejon Ranch Co.†	10,114	165,060
Vital Farms, Inc.†	4,957	134,434

		1,455,799

Airlines - 0.4%

Allegiant Travel Co.	6,319	1,593,589
Hawaiian Holdings, Inc.	21,974	589,343
Mesa Air Group, Inc.†	14,236	173,679
SkyWest, Inc.	23,822	1,342,846
Spirit Airlines, Inc.†	47,434	1,701,932

		5,401,389

Apparel Manufacturers - 0.5%

Deckers Outdoor Corp.†	13,523	4,409,986
Kontoor Brands, Inc.#	24,894	1,051,772
Lakeland Industries, Inc.†	3,698	116,080
Oxford Industries, Inc.	7,922	603,973
Superior Group of Cos., Inc.	5,192	123,673
Urban Outfitters, Inc.†	33,335	1,130,056

		7,435,540

Appliances - 0.1%

Hamilton Beach Brands Holding Co., Class A	3,300	57,981
iRobot Corp.†	13,331	1,654,510

		1,712,491

Applications Software - 0.6%

Agilysys, Inc.†	9,212	548,943
Appfolio, Inc., Class A†	7,881	1,292,642
BM Technologies, Inc.†	2,110	26,586
Brightcove, Inc.†	19,066	415,258
Cerence, Inc.†	17,760	1,975,267
Digi International, Inc.†	13,858	323,723
Ebix, Inc.	12,945	315,599
GTY Technology Holdings, Inc.†#	21,416	156,979
IBEX Holdings, Ltd.†	2,414	53,132
Immersion Corp.†	8,276	82,015
Model N, Inc.†	16,472	697,589
Outset Medical, Inc.†	4,812	239,589
Park City Group, Inc.†	5,961	36,243
PDF Solutions, Inc.†	13,966	256,416
Phreesia, Inc.†	16,060	983,675
Smith Micro Software, Inc.†	16,543	109,184
Sprout Social, Inc., Class A†	13,464	915,148

		8,427,988

Athletic Equipment - 0.3%

Clarus Corp.	11,697	203,060
Nautilus, Inc.†#	14,526	267,424
Vista Outdoor, Inc.†	28,184	890,896
YETI Holdings, Inc.†	38,652	2,658,098

		4,019,478

Audio/Video Products - 0.2%

Daktronics, Inc.	17,660	95,541
Sonos, Inc.†	38,952	1,516,791
Universal Electronics, Inc.†	6,438	374,627
VOXX International Corp.†	9,580	198,593

		2,185,552

Auto Repair Centers - 0.1%

Monro, Inc.	15,936	987,873

Auto-Heavy Duty Trucks - 0.2%

Blue Bird Corp.†	7,435	180,745
Navistar International Corp.†	24,117	1,062,595
REV Group, Inc.	13,269	164,801
Workhorse Group, Inc.†#	45,546	736,479

		2,144,620

Auto-Truck Trailers - 0.0%

Wabash National Corp.	25,553	423,669

Auto/Truck Parts & Equipment-Original - 1.0%

Adient PLC†	42,495	1,575,715
American Axle & Manufacturing Holdings, Inc.†	54,308	530,589
Cooper-Standard Holdings, Inc.†	8,088	289,712
Dana, Inc.	69,911	1,664,581
Dorman Products, Inc.†	12,867	1,282,968
Fox Factory Holding Corp.†	19,987	2,541,347
Gentherm, Inc.†	15,824	1,120,181

Meritor, Inc.†	33,516	1,017,881
Methode Electronics, Inc.	17,734	690,385
Miller Industries, Inc.	5,362	211,638
Modine Manufacturing Co.†	23,931	331,923
Shyft Group, Inc.	16,661	547,980
Tenneco, Inc., Class A†	24,655	274,657
Visteon Corp.†	13,392	1,703,061

		13,782,618

Auto/Truck Parts & Equipment-Replacement - 0.1%

Douglas Dynamics, Inc.	10,893	524,825
Motorcar Parts of America, Inc.†	9,074	193,094
Standard Motor Products, Inc.	10,188	427,998
XPEL, Inc.†	8,060	389,701

		1,535,618

B2B/E-Commerce - 0.0%

ePlus, Inc.†	6,420	607,075

Banks-Commercial - 7.5%

1st Constitution Bancorp	4,370	76,693
1st Source Corp.	7,924	351,588
ACNB Corp.	4,087	112,842
Alerus Financial Corp.	7,146	196,586
Allegiance Bancshares, Inc.	9,140	344,121
Altabancorp	7,676	264,208
Amalgamated Bank, Class A†	6,390	112,208
American National Bankshares, Inc.	5,146	159,526
Ameris Bancorp	32,046	1,526,671
Ames National Corp.	4,244	97,018
Arrow Financial Corp.	6,403	204,000
Atlantic Capital Bancshares, Inc.†	9,771	198,840
Atlantic Union Bankshares Corp.	37,655	1,383,068
Auburn National BanCorp, Inc.	1,131	44,222
BancFirst Corp.	9,067	579,200
Bancorp, Inc.†	24,906	504,845
BancorpSouth Bank	47,850	1,438,371
Bank First Corp.	3,033	212,007
Bank of Commerce Holdings	7,684	83,525
Bank of Marin Bancorp	6,392	236,504
Bank of N.T. Butterfield & Son, Ltd.	24,212	883,496
Bank of Princeton	2,750	72,242
Bank7 Corp.	1,372	22,405
BankUnited, Inc.	44,349	1,782,386
Bankwell Financial Group, Inc.	3,203	79,434
Banner Corp.	16,791	869,438
Bar Harbor Bankshares	7,141	199,877
BayCom Corp.†	5,482	93,687
BCB Bancorp, Inc.	6,944	91,869
Bogota Financial Corp.†	2,795	25,323
Bridgewater Bancshares, Inc.†	10,448	150,974
Bryn Mawr Bank Corp.	9,520	360,142
Business First Bancshares, Inc.	9,319	204,738
Byline BanCorp	11,726	233,582
C&F Financial Corp.	1,677	72,949
Cadence BanCorp	59,578	1,222,541
California BanCorp†	3,657	56,391
Cambridge Bancorp	3,076	234,453
Camden National Corp.	7,132	289,060
Capital Bancorp, Inc.†	3,840	61,248
Capital City Bank Group, Inc.	6,479	159,967
Capstar Financial Holdings, Inc.	7,718	125,109
Carter Bankshares, Inc.†	10,950	129,538
Cathay General Bancorp	36,692	1,381,087
CB Financial Services, Inc.	2,386	48,555
CBTX, Inc.	8,534	248,937
Central Pacific Financial Corp.	13,260	300,074
Central Valley Community Bancorp	5,107	90,241
Century Bancorp, Inc., Class A	1,350	122,377
Chemung Financial Corp.	1,677	59,047
ChoiceOne Financial Services, Inc.	3,538	89,794
CIT Group, Inc.	47,668	2,161,744
Citizens & Northern Corp.	6,449	134,913
Citizens Holding Co.	2,262	44,267
City Holding Co.	7,447	560,089
Civista Bancshares, Inc.	7,632	146,763
CNB Financial Corp.	7,151	165,975
Coastal Financial Corp.†	4,391	122,948
Codorus Valley Bancorp, Inc.	4,521	76,179
Colony Bankcorp, Inc.	3,730	53,525
Columbia Banking System, Inc.	34,691	1,536,464
Community Bank System, Inc.	25,556	1,819,332
Community Financial Corp.	2,514	76,174
Community Trust Bancorp, Inc.	7,499	306,409
ConnectOne Bancorp, Inc.	17,909	416,026
County Bancorp, Inc.	2,368	53,540
CrossFirst Bankshares, Inc.†	23,158	309,159
Customers Bancorp, Inc.†	13,859	371,144
CVB Financial Corp.	62,453	1,337,119
Dime Community Bancshares, Inc.	17,036	501,029
Eagle Bancorp, Inc.	15,461	755,888
Eastern Bankshares, Inc.	80,162	1,411,653
Enterprise Bancorp, Inc.	4,340	125,860
Enterprise Financial Services Corp.	11,621	499,703
Equity Bancshares, Inc., Class A†	6,853	178,178
Esquire Financial Holdings, Inc.†	3,255	72,652
Evans Bancorp, Inc.	2,301	74,552
Farmers & Merchants Bancorp, Inc.	4,889	112,691
Farmers National Banc Corp.	12,537	173,512
FB Financial Corp.	15,264	647,346
Fidelity D&D Bancorp, Inc#.	1,904	96,533
Financial Institutions, Inc.	7,654	209,567
First Bancorp	13,666	550,330
First Bancorp, Inc.	4,888	124,937
First BanCorp/Puerto Rico	104,003	1,090,991
First Bancshares, Inc.	9,990	320,379
First Bank	7,735	81,604
First Busey Corp.	24,346	557,280
First Business Financial Services, Inc.	3,935	87,357
First Choice Bancorp	5,007	99,089
First Commonwealth Financial Corp.	46,173	619,180
First Community Bankshares, Inc.	8,372	214,826
First Community Corp.	3,459	61,639
First Financial Bancorp	46,849	1,050,823
First Financial Bankshares, Inc.	62,370	2,785,444
First Financial Corp.	6,498	275,385
First Foundation, Inc.	19,053	435,361
First Guaranty Bancshares, Inc.	1,762	29,179
First Internet Bancorp	4,567	149,569

First Interstate BancSystem, Inc., Class A	19,574	889,051
First Merchants Corp.	26,074	1,096,412
First Mid Bancshares, Inc.	7,048	256,477
First Midwest Bancorp, Inc.	55,084	1,089,562
First Northwest Bancorp	4,194	68,278
First of Long Island Corp.	11,005	204,473
First United Corp.	3,245	58,734
Flagstar Bancorp, Inc.	23,246	1,008,644
FNCB Bancorp, Inc.	8,262	58,164
Franklin Financial Services Corp.	2,017	55,387
Fulton Financial Corp.	76,706	1,185,108
FVCBankcorp, Inc.†	5,705	90,139
German American Bancorp, Inc.	11,899	468,821
Glacier Bancorp, Inc.	46,285	2,508,647
Great Southern Bancorp, Inc.	5,231	276,144
Great Western Bancorp, Inc.	26,726	717,059
Guaranty Bancshares, Inc.	3,710	113,155
Hancock Whitney Corp.	41,671	1,573,080
Hanmi Financial Corp.	14,765	252,777
HarborOne Bancorp, Inc.	25,575	305,621
Hawthorn Bancshares, Inc.	2,825	56,895
HBT Financial, Inc.	4,728	76,310
Heartland Financial USA, Inc.	16,784	784,484
Heritage Commerce Corp.	28,096	267,193
Heritage Financial Corp.	17,402	450,538
Hilltop Holdings, Inc.	34,819	1,150,420
Home BancShares, Inc.	73,913	1,806,434
HomeStreet, Inc.	10,312	443,004
Hope Bancorp, Inc.	56,719	746,422
Horizon Bancorp, Inc.	20,660	368,988
Howard Bancorp, Inc.†	6,360	87,450
Independent Bank Corp.	15,886	1,358,412
Independent Bank Corp.	10,205	210,937
International Bancshares Corp.	25,786	1,123,754
Investar Holding Corp.	4,775	91,680
Kearny Financial Corp.	38,693	439,166
Lakeland Bancorp, Inc.	23,551	369,280
Lakeland Financial Corp.	11,944	823,539
Landmark Bancorp, Inc.	1,912	46,806
LCNB Corp.	5,877	99,733
Level One Bancorp, Inc.	2,474	52,944
Limestone Bancorp, Inc.†	2,528	38,072
Live Oak Bancshares, Inc.	13,691	754,511
Luther Burbank Corp.	8,858	90,440
Macatawa Bank Corp.	12,669	111,867
Mackinac Financial Corp.	4,318	55,702
MainStreet Bancshares, Inc.†	3,117	57,976
Mercantile Bank Corp.	7,636	223,277
Merchants Bancorp	4,216	143,470
Meridian Corp.	2,595	63,422
Meta Financial Group, Inc.	16,100	713,069
Metrocity Bankshares, Inc.	8,364	119,522
Metropolitan Bank Holding Corp.†	3,383	175,003
Mid Penn Bancorp, Inc.	3,354	78,886
Middlefield Banc Corp.	2,888	64,605
Midland States Bancorp, Inc.	10,349	253,550
MidWestOne Financial Group, Inc.	7,093	194,632
MVB Financial Corp.	4,700	153,220
National Bankshares, Inc.	3,089	102,431
NBT Bancorp, Inc.	20,547	744,418
Nicolet Bankshares, Inc.†	4,372	323,747
Northeast Bank	3,617	93,933
Northrim BanCorp, Inc.	2,958	113,853
Norwood Financial Corp.	2,810	71,767
Oak Valley Bancorp#	3,301	53,344
OFG Bancorp	24,456	472,245
Ohio Valley Banc Corp.	2,074	50,377
Old National Bancorp	79,234	1,436,512
Old Second Bancorp, Inc.	13,737	164,432
OP Bancorp	5,834	53,614
Origin Bancorp, Inc.	10,621	363,875
Orrstown Financial Services, Inc.	5,256	102,387
Park National Corp.	6,927	858,948
Partners Bancorp#	4,771	33,922
PCB Bancorp	6,019	83,845
PCSB Financial Corp.	6,947	112,264
Peapack-Gladstone Financial Corp.	8,837	243,106
Penns Woods Bancorp, Inc.	3,305	78,758
Peoples Bancorp of North Carolina, Inc.	2,159	50,477
Peoples Bancorp, Inc.	8,780	273,409
Peoples Financial Services Corp.	3,320	139,042
Pioneer Bancorp, Inc.†	5,605	60,534
Plumas Bancorp	2,245	56,147
Preferred Bank	6,657	385,773
Premier Financial Bancorp, Inc.	6,305	97,980
Premier Financial Corp.	17,888	548,446
Provident Bancorp, Inc.	8,183	100,242
QCR Holdings, Inc.	7,153	296,134
RBB Bancorp	8,024	150,851
Red River Bancshares, Inc.	2,385	123,781
Reliant Bancorp, Inc.	7,252	160,342
Renasant Corp.	26,313	1,033,575
Republic Bancorp, Inc., Class A	4,697	197,462
Republic First Bancorp, Inc.†	21,961	77,962
Richmond Mutual BanCorp, Inc.	5,840	76,387
S&T Bancorp, Inc.	18,668	539,132
Salisbury Bancorp, Inc.	1,226	50,033
Sandy Spring Bancorp, Inc.	22,257	836,418
SB Financial Group, Inc.	3,364	58,164
Seacoast Banking Corp. of Florida†	24,949	896,917
Select Bancorp, Inc.†	7,581	82,936
ServisFirst Bancshares, Inc.	23,535	1,166,395
Shore Bancshares, Inc.	5,761	88,143
Sierra Bancorp	6,823	162,729
Silvergate Capital Corp., Class A†	7,571	965,757
Simmons First National Corp., Class A	52,299	1,531,315
SmartFinancial, Inc.	6,768	142,128
South Plains Financial, Inc.	5,117	98,758
South State Corp.	33,813	2,666,493
Southern First Bancshares, Inc.†	3,504	154,176
Southern National Bancorp of Virginia, Inc.	9,572	135,922
Southside Bancshares, Inc.	15,280	528,382
Spirit of Texas Bancshares, Inc.	6,327	131,349
Standard AVB Financial Corp.	1,910	62,400
Sterling Bancorp, Inc.	7,907	40,642
Stock Yards Bancorp, Inc.	9,874	486,492

Summit Financial Group, Inc.	5,495	132,375
Texas Capital Bancshares, Inc.†	24,442	1,862,480
Tompkins Financial Corp.	6,923	535,356
Towne Bank	32,345	932,830
TriCo Bancshares	12,773	550,133
TriState Capital Holdings, Inc.†	13,323	305,763
Triumph Bancorp, Inc.†	10,960	840,632
TrustCo Bank Corp.	45,764	314,856
Trustmark Corp.	30,441	918,101
UMB Financial Corp.	21,076	1,778,182
United Bankshares, Inc.	59,823	2,210,460
United Community Banks, Inc.	37,737	1,247,585
United Security Bancshares	6,504	48,520
Unity Bancorp, Inc.	3,709	73,624
Univest Financial Corp.	13,906	349,736
Valley National Bancorp	192,521	2,358,382
Veritex Holdings, Inc.	22,925	666,659
Washington Trust Bancorp, Inc.	8,242	391,907
WesBanco, Inc.	31,496	1,016,691
West BanCorp, Inc.	7,740	176,704
Westamerica BanCorp	12,620	758,588
Western New England Bancorp, Inc.	11,027	88,326

		105,161,550

Banks-Fiduciary - 0.0%

Parke Bancorp, Inc.	5,105	92,656

Banks-Mortgage - 0.1%

Walker & Dunlop, Inc.	13,667	1,362,053

Banks-Super Regional - 0.1%

Independent Bank Group, Inc.	17,891	1,246,824
National Bank Holdings Corp., Class A	14,220	551,025

		1,797,849

Batteries/Battery Systems - 0.1%

EnerSys	20,545	1,854,803

Beverages-Non-alcoholic - 0.2%

Celsius Holdings, Inc.†	17,175	1,022,428
Coca-Cola Consolidated, Inc.	2,272	583,131
National Beverage Corp.#	11,422	544,373
NewAge, Inc.†	45,750	120,322
Primo Water Corp.	75,493	1,078,795

		3,349,049

Beverages-Wine/Spirits - 0.0%

MGP Ingredients, Inc.	6,233	398,164

Broadcast Services/Program - 0.0%

Hemisphere Media Group, Inc.†	7,921	87,527
MSG Networks, Inc., Class A†	14,612	247,820

		335,347

Building & Construction Products-Misc. - 1.0%

American Woodmark Corp.†	8,176	763,720
Builders FirstSource, Inc.†	98,520	4,262,468
Caesarstone, Ltd.	10,750	135,558
Forterra, Inc.†	14,053	327,013
Gibraltar Industries, Inc.†	15,751	1,375,850
Louisiana-Pacific Corp.	53,099	2,528,043
Patrick Industries, Inc.	10,788	851,497
Simpson Manufacturing Co., Inc.	21,055	2,052,020
Summit Materials, Inc., Class A†	55,387	1,534,774

		13,830,943

Building & Construction-Misc. - 0.7%

Comfort Systems USA, Inc.	17,359	1,075,217
Concrete Pumping Holdings, Inc.†	12,550	77,308
EMCOR Group, Inc.	26,267	2,557,618
IES Holdings, Inc.†	3,930	180,151
MYR Group, Inc.†	7,871	463,995
NV5 Global, Inc.†	5,266	543,767
TopBuild Corp.†	15,988	3,044,275
WillScot Mobile Mini Holdings Corp.†	77,472	2,148,299

		10,090,630

Building Products-Air & Heating - 0.2%

AAON, Inc.	19,841	1,529,741
SPX Corp.†	20,772	1,154,716

		2,684,457

Building Products-Cement - 0.0%

US Concrete, Inc.†	7,714	396,962

Building Products-Doors & Windows - 0.3%

Apogee Enterprises, Inc.	12,429	464,845
Cornerstone Building Brands, Inc.†	21,125	240,614
Griffon Corp.	21,062	518,125
JELD-WEN Holding, Inc.†	32,810	972,816
Masonite International Corp.†	11,772	1,291,624
PGT Innovations, Inc.†	27,552	649,952

		4,137,976

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	12,383	111,695
Research Frontiers, Inc.†#	12,819	51,660

		163,355

Building Products-Wood - 0.2%

Boise Cascade Co.	18,889	943,317
UFP Industries, Inc.	28,900	1,762,900

		2,706,217

Building-Heavy Construction - 0.6%

Aegion Corp.†	14,643	378,522
Arcosa, Inc.	23,461	1,330,942
Construction Partners, Inc., Class A†	12,726	368,290
Dycom Industries, Inc.†	14,832	1,135,835
Granite Construction, Inc.	22,644	778,501
Great Lakes Dredge & Dock Corp.†	30,703	466,379
MasTec, Inc.†	27,392	2,376,256
Primoris Services Corp.	23,184	775,968
Sterling Construction Co., Inc.†	13,359	304,318
Tutor Perini Corp.†	19,705	289,663

		8,204,674

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	32,389	1,398,557
BrightView Holdings, Inc.†	19,760	314,382

		1,712,939

Building-Mobile Home/Manufactured Housing - 0.3%

Cavco Industries, Inc.†	4,439	936,230
LCI Industries	11,908	1,678,314
Skyline Champion Corp.†	25,405	1,124,171
Winnebago Industries, Inc.	15,049	1,047,410

		4,786,125

Building-Residential/Commercial - 0.9%

Beazer Homes USA, Inc.†	13,778	243,457
Century Communities, Inc.†	14,122	781,370
Forestar Group, Inc.†	8,049	171,363
Green Brick Partners, Inc.†	11,478	226,461
Installed Building Products, Inc.†	11,044	1,207,772
KB Home	42,625	1,721,197
LGI Homes, Inc.†	10,766	1,176,186
M/I Homes, Inc.†	13,470	672,153
MDC Holdings, Inc.	25,268	1,429,411
Meritage Homes Corp.†	17,967	1,514,798
Taylor Morrison Home Corp.†	60,993	1,677,917
Tri Pointe Homes, Inc.†	60,974	1,158,506

		11,980,591

Cable/Satellite TV - 0.1%

Liberty Latin America, Ltd., Class A†	22,303	244,664
Liberty Latin America, Ltd., Class C†	74,958	821,539
WideOpenWest, Inc.†	25,277	355,142

		1,421,345

Casino Hotels - 0.2%

Boyd Gaming Corp.†	39,276	2,305,501
Century Casinos, Inc.†	13,086	105,473

		2,410,974

Casino Services - 0.7%

Accel Entertainment, Inc.†	24,320	269,709
Caesars Entertainment, Inc.†	87,008	8,130,028
Everi Holdings, Inc.†	39,673	599,459
Scientific Games Corp.†	27,603	1,292,648

		10,291,844

Chemicals-Diversified - 0.4%

AdvanSix, Inc.†	13,231	367,822
Codexis, Inc.†	25,906	572,782
Innospec, Inc.	11,822	1,187,520
Koppers Holdings, Inc.†	9,944	332,229
Orion Engineered Carbons SA	29,122	515,459
Quaker Chemical Corp.	6,422	1,813,444
Stepan Co.	10,409	1,256,262

		6,045,518

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.†	29,931	276,862

Chemicals-Other - 0.0%

American Vanguard Corp.	13,941	272,128

Chemicals-Specialty - 0.9%

AgroFresh Solutions, Inc.†	14,840	35,468
Amyris, Inc.†#	51,503	710,741
Balchem Corp.	15,545	1,855,451
Ferro Corp.†	39,554	627,722
GCP Applied Technologies, Inc.†	23,611	585,317
H.B. Fuller Co.	24,869	1,394,405
Hawkins, Inc.	4,677	292,780
Ingevity Corp.†	20,065	1,394,116
Kraton Corp.†	15,076	560,676
Minerals Technologies, Inc.	16,463	1,172,660
Oil-Dri Corp. of America	2,495	83,782
PQ Group Holdings, Inc.	18,542	284,805
Rogers Corp.†	9,003	1,633,864
Sensient Technologies Corp.	20,497	1,595,692
Tronox Holdings PLC, Class A	43,241	793,040

		13,020,519

Circuit Boards - 0.1%

TTM Technologies, Inc.†	48,284	681,770

Coal - 0.1%

Arch Resources, Inc., Class A	7,298	349,720
CONSOL Energy, Inc.†	14,461	156,323
NACCO Industries, Inc., Class A	1,809	45,116
Peabody Energy Corp.†	30,320	130,376
SunCoke Energy, Inc.	40,117	256,348
Warrior Met Coal, Inc.	24,846	476,298

		1,414,181

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.	10,810	156,205

Coffee - 0.0%

Farmer Brothers Co.†	7,854	61,340

Commercial Services - 0.5%

Emerald Holding, Inc.	11,808	64,590
HMS Holdings Corp.†	42,569	1,565,901
LiveRamp Holdings, Inc.†	30,982	1,956,823
Medifast, Inc.	5,458	1,380,819
National Research Corp.	6,519	336,837
PFSweb, Inc.†	7,688	53,970
Progyny, Inc.†	12,901	543,003
ServiceSource International, Inc.†	42,621	68,407
SP Plus Corp.†	11,120	368,628
Team, Inc.†	14,495	160,749
Transcat, Inc.†	3,359	150,584
WW International, Inc.†	22,801	672,401

		7,322,712

Commercial Services-Finance - 0.4%

Cardtronics PLC, Class A†	17,388	670,307
Cass Information Systems, Inc.	6,877	296,261
CBIZ, Inc.†	24,633	742,685
EVERTEC, Inc.	29,089	1,131,562
Evo Payments, Inc., Class A†	20,012	509,506
Franchise Group, Inc.	10,548	370,024
Green Dot Corp., Class A†	24,871	1,175,404
GreenSky, Inc., Class A†	30,517	162,350
MoneyGram International, Inc.†	29,962	199,847
Priority Technology Holdings, Inc.†#	3,688	33,487
Repay Holdings Corp.†	29,519	643,514

		5,934,947

Communications Software - 0.2%

8x8, Inc.†	50,948	1,742,931
Avaya Holdings Corp.†	39,973	1,185,999
SeaChange International, Inc.†	14,562	17,183

		2,946,113

Computer Aided Design - 0.1%

Altair Engineering, Inc., Class A†#	20,976	1,291,912

Computer Data Security - 0.7%

Cognyte Software, Ltd.†	31,372	905,710
OneSpan, Inc.†	16,127	376,727
Ping Identity Holding Corp.†	17,928	420,053
Qualys, Inc.†	16,446	1,597,893
Rapid7, Inc.†	24,981	1,904,552
SecureWorks Corp., Class A†	4,312	62,222
Tenable Holdings, Inc.†	34,329	1,404,399
Varonis Systems, Inc.†	16,161	2,966,190

		9,637,746

Computer Services - 0.8%

Conduent, Inc.†	79,716	428,872
ExlService Holdings, Inc.†	15,988	1,352,905
Insight Enterprises, Inc.†	16,741	1,399,380
Mastech Digital, Inc.†	1,915	30,640
MAXIMUS, Inc.	29,543	2,401,255
PAE, Inc.†	28,538	233,156
Parsons Corp.†	10,894	389,352
Perspecta, Inc.	67,275	1,964,430
Rimini Street, Inc.†	11,099	86,239
StarTek, Inc.†	8,431	68,375
Sykes Enterprises, Inc.†	18,450	753,867
TTEC Holdings, Inc.	8,765	737,487
Unisys Corp.†	29,893	733,873

		10,579,831

Computer Software - 1.1%

Avid Technology, Inc.†	15,268	296,046
Bandwidth, Inc., Class A†	9,267	1,467,522
Box, Inc., Class A†	68,357	1,254,351
Cloudera, Inc.†	98,971	1,597,392
Cornerstone OnDemand, Inc.†	29,678	1,499,333
Envestnet, Inc.†	25,652	1,642,241
J2 Global, Inc.†	20,952	2,333,634
Rackspace Technology, Inc.†	16,340	343,467
Red Violet, Inc.†#	3,277	76,026
Simulations Plus, Inc.	6,714	481,528
Sumo Logic, Inc.†	6,866	208,589
Upland Software, Inc.†	12,839	634,632
Veritone, Inc.†	11,305	407,545
Verra Mobility Corp.†	64,608	920,664
Xperi Holding Corp.	50,470	1,064,917
Yext, Inc.†	49,748	841,736
Zuora, Inc., Class A†	48,543	724,747

		15,794,370

Computers-Integrated Systems - 0.3%

Cubic Corp.	15,178	1,054,112
Diebold Nixdorf, Inc.†	33,915	492,446
MTS Systems Corp.	9,327	544,324
NetScout Systems, Inc.†	34,105	962,443
PAR Technology Corp.†#	9,203	799,556
Super Micro Computer, Inc.†	21,425	699,098

		4,551,979

Computers-Memory Devices - 0.0%

Quantum Corp.†	14,448	120,496

Computers-Other - 0.2%

3D Systems Corp.†	58,413	2,093,522
Corsair Gaming, Inc.†	11,040	395,674
ExOne Co.†	6,330	215,853
PlayAGS, Inc.†	12,854	105,017

		2,810,066

Computers-Periphery Equipment - 0.0%

iCAD, Inc.†#	9,713	179,594
Mitek Systems, Inc.†	19,633	299,992

		479,586

Computers-Voice Recognition - 0.1%

Vocera Communications, Inc.†	15,525	665,091

Consulting Services - 0.3%

Acacia Research Corp.†	22,987	163,208
CRA International, Inc.	3,641	200,874
Forrester Research, Inc.†	5,344	241,442
Franklin Covey Co.†	6,051	155,571
GP Strategies Corp.†	6,305	82,785
Hackett Group, Inc.	12,084	188,752
Huron Consulting Group, Inc.†	10,942	556,948
ICF International, Inc.	8,792	733,692
Information Services Group, Inc.†	17,367	63,216
Kelly Services, Inc., Class A	16,253	338,387
R1 RCM, Inc.†	52,433	1,449,248
Vectrus, Inc.†	5,531	301,993

		4,476,116

Consumer Products-Misc. - 0.4%

Central Garden & Pet Co.†	4,665	212,724
Central Garden & Pet Co., Class A†	19,092	792,509
Helen of Troy, Ltd.†	12,223	2,649,946
Quanex Building Products Corp.	15,869	386,093
WD-40 Co.	6,590	2,054,433

		6,095,705

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A	12,410	599,403
Greif, Inc., Class B	2,889	143,005
O-I Glass, Inc.	75,725	884,468

		1,626,876

Containers-Paper/Plastic - 0.1%

Matthews International Corp., Class A	14,733	525,968
Pactiv Evergreen Inc	19,109	267,144
TriMas Corp.†	19,861	667,131
UFP Technologies, Inc.†	3,318	164,307

		1,624,550

Cosmetics & Toiletries - 0.1%

e.l.f. Beauty, Inc.†	21,850	560,453
Edgewell Personal Care Co.	26,338	805,679
Inter Parfums, Inc.	8,585	628,164
Revlon, Inc., Class A†	3,324	37,661

		2,031,957

Cruise Lines - 0.0%

Lindblad Expeditions Holdings, Inc.†#	12,446	259,250

Data Processing/Management - 0.2%

Bottomline Technologies DE, Inc.†	21,440	962,227
CommVault Systems, Inc.†	20,417	1,301,176
CSG Systems International, Inc.	15,796	728,985

		2,992,388

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.	40,987	1,273,056

Diagnostic Equipment - 0.3%

Accelerate Diagnostics, Inc.†#	15,206	152,212
GenMark Diagnostics, Inc.†	33,645	657,760
Neogen Corp.†	25,489	2,088,059
Nymox Pharmaceutical Corp.†#	20,432	53,328
Quanterix Corp.†	10,162	769,771
Quotient, Ltd.†#	35,016	157,222

		3,878,352

Diagnostic Kits - 0.4%

Aspira Women’s Health, Inc.†#	38,292	265,364
Chembio Diagnostics, Inc.†#	9,543	53,059
Co-Diagnostics, Inc.†#	12,825	176,472
DermTech, Inc.†#	3,960	264,251
Meridian Bioscience, Inc.†	20,455	431,191
Natera, Inc.†	36,547	4,242,741
OraSure Technologies, Inc.†	34,344	364,046

		5,797,124

Direct Marketing - 0.0%

Quotient Technology, Inc.†	41,995	563,573

Disposable Medical Products - 0.3%

BioLife Solutions, Inc.†	6,795	266,568
CONMED Corp.	13,131	1,615,901
Merit Medical Systems, Inc.†	26,174	1,458,415
Utah Medical Products, Inc.	1,650	139,260

		3,480,144

Distribution/Wholesale - 0.9%

A-Mark Precious Metals, Inc.	2,369	67,374
Avient Corp.	44,155	1,908,379
Core-Mark Holding Co., Inc.	21,582	703,142
EVI Industries, Inc.†	2,427	88,828
Fossil Group, Inc.†	22,662	343,103
G-III Apparel Group, Ltd.†	21,257	611,989
H&E Equipment Services, Inc.	15,476	478,673
KAR Auction Services, Inc.	62,409	868,109
Resideo Technologies, Inc.†	68,135	1,636,603
ScanSource, Inc.†	12,221	347,565
SiteOne Landscape Supply, Inc.†	21,224	3,364,216
Systemax, Inc.	5,994	216,383
Titan Machinery, Inc.†	9,199	225,375
Veritiv Corp.†	6,227	148,078
VSE Corp.	4,285	165,230
WESCO International, Inc.†	23,713	1,903,680

		13,076,727

Diversified Manufacturing Operations - 0.3%

Chase Corp.	3,565	383,879
Enerpac Tool Group Corp.	26,190	646,893
EnPro Industries, Inc.	10,001	803,481
Fabrinet†	17,740	1,566,974
Federal Signal Corp.	28,907	1,052,504
NL Industries, Inc.	4,046	22,698

		4,476,429

Diversified Minerals - 0.1%

Caledonia Mining Corp. PLC	5,675	80,358
Livent Corp.†#	70,881	1,319,804
United States Lime & Minerals, Inc.	970	135,936

		1,536,098

Diversified Operations - 0.0%

Professional Holding Corp., Class A†	5,325	85,200

Diversified Operations/Commercial Services - 0.0%

Viad Corp.	9,750	407,940

Drug Delivery Systems - 0.2%
Antares Pharma, Inc.†	79,403	337,462
BioDelivery Sciences International, Inc.†	43,354	182,087
Heron Therapeutics, Inc.†#	42,336	765,435
Revance Therapeutics, Inc.†	30,403	798,383

		2,083,367

E-Commerce/Products - 0.4%

1-800-Flowers.com, Inc., Class A†	12,202	345,073
CarParts.com, Inc.†#	16,500	292,545
Lands’ End, Inc.†	5,617	185,586
Liquidity Services, Inc.†	13,429	209,627
Overstock.com, Inc.†	20,612	1,384,508
RealReal, Inc.†	30,714	784,435
Stitch Fix, Inc., Class A†	29,166	2,225,657

		5,427,431

E-Commerce/Services - 0.6%

Cargurus, Inc.†	42,400	1,100,280
Cars.com, Inc.†	32,596	380,395
ChannelAdvisor Corp.†	13,474	304,512
Eventbrite, Inc., Class A†#	31,063	617,222
EverQuote, Inc., Class A†	6,776	331,889
Groupon, Inc.†	11,238	487,729
MediaAlpha, Inc., Class A†	5,188	272,422
Shutterstock, Inc.	10,574	932,944
Stamps.com, Inc.†	8,215	1,494,555
TrueCar, Inc.†	49,716	269,461
Upwork, Inc.†	44,818	2,414,794

		8,606,203

E-Marketing/Info - 0.2%

comScore, Inc.†	29,260	106,799
Magnite, Inc.†	51,963	2,539,432
QuinStreet, Inc.†	23,272	555,968

		3,202,199

E-Services/Consulting - 0.1%

Perficient, Inc.†	15,738	876,449

Electric Products-Misc. - 0.2%

Graham Corp.	4,659	71,469
nLight, Inc.†	17,048	649,870
Novanta, Inc.†	16,534	2,187,944
Ultralife Corp.†	4,391	29,903

		2,939,186

Electric-Distribution - 0.0%

Genie Energy, Ltd., Class B	6,364	48,048

Spark Energy, Inc., Class A#	5,787	57,697
Unitil Corp.	7,131	298,361

		404,106

Electric-Generation - 0.3%

Atlantic Power Corp.†	42,022	120,603
Brookfield Renewable Corp., Class A	56,892	2,627,272
Ormat Technologies, Inc.	19,334	1,656,344

		4,404,219

Electric-Integrated - 1.0%

ALLETE, Inc.	25,176	1,564,185
Ameresco, Inc., Class A†	11,914	680,528
Avista Corp.	33,227	1,336,058
Black Hills Corp.	30,393	1,798,050
Evoqua Water Technologies Corp.†	49,650	1,218,907
MGE Energy, Inc.	17,608	1,121,629
NorthWestern Corp.	24,532	1,434,631
Otter Tail Corp.	19,590	793,787
PNM Resources, Inc.	38,389	1,843,056
Portland General Electric Co.	43,482	1,833,201

		13,624,032

Electronic Components-Misc. - 0.8%

Advanced Energy Industries, Inc.	18,352	1,916,866
Applied Optoelectronics, Inc.†	10,451	97,455
Atkore, Inc.†	22,875	1,547,494
Bel Fuse, Inc., Class B	4,846	86,016
Benchmark Electronics, Inc.	17,627	500,607
Comtech Telecommunications Corp.	11,876	319,227
IntriCon Corp.†	4,089	93,883
Kimball Electronics, Inc.†	11,621	272,861
Knowles Corp.†	42,791	889,625
NVE Corp.	2,304	162,363
OSI Systems, Inc.†	8,182	774,181
Plexus Corp.†	13,867	1,164,551
Sanmina Corp.†	30,961	1,102,831
SMART Global Holdings, Inc.†	6,955	324,729
Vishay Intertechnology, Inc.	64,225	1,533,051
Vishay Precision Group, Inc.†	6,005	194,082

		10,979,822

Electronic Components-Semiconductors - 1.6%

Alpha & Omega Semiconductor, Ltd.†	10,086	354,926
Ambarella, Inc.†	15,985	1,798,153
Amkor Technology, Inc.	48,228	1,152,167
Atomera, Inc.†	8,384	234,584
AXT, Inc.†	19,077	246,666
CEVA, Inc.†	10,608	649,528
CTS Corp.	15,383	494,871
Diodes, Inc.†	20,700	1,625,364
DSP Group, Inc.†	10,731	167,082
GSI Technology, Inc.†	7,988	58,632
Impinj, Inc.†#	8,283	529,864
Intellicheck, Inc.†	8,682	105,660
Lattice Semiconductor Corp.†	65,701	3,161,532
MACOM Technology Solutions Holdings, Inc.†	22,710	1,461,388
Photronics, Inc.†	30,548	363,827
Pixelworks, Inc.†	19,616	70,421
Rambus, Inc.†	54,796	1,149,620
Semtech Corp.†	31,200	2,287,272
Silicon Laboratories, Inc.†	20,944	3,261,819
SiTime Corp.†	5,659	551,356
Synaptics, Inc.†	16,674	2,234,816

		21,959,548

Electronic Connectors - 0.1%

Vicor Corp.†	9,318	917,730

Electronic Measurement Instruments - 0.4%

Badger Meter, Inc.	14,085	1,529,490
CyberOptics Corp.†	3,433	91,833
FARO Technologies, Inc.†	8,574	801,326
Itron, Inc.†	19,381	2,272,229
Luna Innovations, Inc.†	14,133	165,921
Mesa Laboratories, Inc.	2,288	622,130
Stoneridge, Inc.†	12,559	385,059

		5,867,988

Electronic Security Devices - 0.1%

API Group Corp.†*	67,657	1,251,655
Napco Security Technologies, Inc.†	5,623	175,044
Wrap Technologies, Inc.†#	5,520	29,035

		1,455,734

Energy-Alternate Sources - 1.6%

FuelCell Energy, Inc.†#	139,097	2,356,303
FutureFuel Corp.	12,496	183,441
Green Plains, Inc.†	16,509	418,008
Maxeon Solar Technologies, Ltd.†	4,621	155,589
Plug Power, Inc.†	192,217	9,299,459
Renewable Energy Group, Inc.†	18,470	1,436,412
REX American Resources Corp.†	2,673	251,449
Sunnova Energy International, Inc.†	25,652	1,150,236
SunPower Corp.†#	36,965	1,285,273
Sunrun, Inc.†	72,669	4,547,626
TPI Composites, Inc.†	14,849	707,703

		21,791,499

Engineering/R&D Services - 0.4%

Exponent, Inc.	24,814	2,393,807
Fluor Corp.	68,075	1,168,167
Iteris, Inc.†	19,738	108,756
KBR, Inc.	68,818	2,133,358
Mistras Group, Inc.†	8,757	69,706

		5,873,794

Enterprise Software/Service - 2.3%

ACI Worldwide, Inc.†	55,339	2,117,270
Akerna Corp.†#	8,384	46,364
American Software, Inc., Class A	14,461	292,112
Appian Corp.†	17,192	2,955,305
Asure Software, Inc.†	6,559	51,095
Benefitfocus, Inc.†	14,012	212,982
Blackbaud, Inc.	23,881	1,643,490
Blackline, Inc.†	24,617	3,053,000
Cardlytics, Inc.†	12,645	1,674,577
Daily Journal Corp.†	549	187,923
Digimarc Corp.†	5,774	211,271
Domo, Inc., Class B†	12,538	799,047
Donnelley Financial Solutions, Inc.†	14,356	373,112

eGain Corp.†	10,066	116,967
Evolent Health, Inc., Class A†	36,475	734,971
Intelligent Systems Corp.†#	3,619	143,602
LivePerson, Inc.†	30,121	1,976,540
ManTech International Corp., Class A	13,120	1,025,459
MicroStrategy, Inc., Class A†#	3,534	2,651,949
Progress Software Corp.	21,680	922,267
PROS Holdings, Inc.†	18,970	899,178
QAD, Inc., Class A	5,669	363,950
SailPoint Technologies Holdings, Inc.†	42,535	2,398,123
Sapiens International Corp. NV	13,259	416,067
SPS Commerce, Inc.†	17,160	1,728,527
SVMK, Inc.†	59,340	1,104,911
Verint Systems, Inc.†	31,372	1,546,326
Workiva, Inc.†	19,191	1,941,170

		31,587,555

Entertainment Software - 0.1%

Glu Mobile, Inc.†	70,584	880,888

Environmental Consulting & Engineering - 0.3%

Montrose Environmental Group, Inc.†	5,377	262,828
Tetra Tech, Inc.	26,043	3,603,570

		3,866,398

Filtration/Separation Products - 0.1%

ESCO Technologies, Inc.	12,364	1,306,504

Finance-Commercial - 0.2%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,493	1,995,771
Marlin Business Services Corp.	4,042	61,439
MMA Capital Holdings, Inc.†	2,293	50,905
NewStar Financial, Inc. CVR†(1)	17,919	9,676

		2,117,791

Finance-Consumer Loans - 0.3%

Curo Group Holdings Corp.	8,840	127,915
Encore Capital Group, Inc.†	15,081	504,007
Enova International, Inc.†	16,722	513,365
EZCORP, Inc., Class A†	23,127	111,010
International Money Express, Inc.†	13,822	203,598
LendingClub Corp.†	34,093	367,182
Navient Corp.	88,888	1,100,433
Nelnet, Inc., Class A	8,322	604,177
Paysign, Inc.†	15,138	68,575
PRA Group, Inc.†	21,803	803,659
Regional Management Corp.	4,132	133,753
World Acceptance Corp.†	2,110	267,020

		4,804,694

Finance-Credit Card - 0.0%

Atlanticus Holdings Corp.†	2,439	64,097
I3 Verticals, Inc., Class A†	8,953	297,240

		361,337

Finance-Investment Banker/Broker - 0.4%

Amerant Bancorp, Inc.†	10,956	180,445
Arlington Asset Investment Corp., Class A†	16,009	64,196
Cowen, Inc., Class A#	12,386	419,266
Diamond Hill Investment Group, Inc.	1,466	207,952
Greenhill & Co., Inc.	6,917	104,378
Houlihan Lokey, Inc.	25,010	1,589,636
Moelis & Co., Class A	25,528	1,318,266
Oppenheimer Holdings, Inc., Class A	4,484	169,944
Piper Sandler Cos.	8,419	895,108
PJT Partners, Inc., Class A	11,243	783,862
Siebert Financial Corp.†#	5,494	25,657
StoneX Group, Inc.†	7,896	455,520

		6,214,230

Finance-Leasing Companies - 0.1%

PROG Holdings, Inc.	32,579	1,628,950

Finance-Mortgage Loan/Banker - 0.2%

Federal Agricultural Mtg. Corp., Class C	4,393	378,896
Mr. Cooper Group, Inc.†	36,530	1,148,869
Oportun Financial Corp.†	9,554	155,921
PennyMac Financial Services, Inc.	20,507	1,214,219

		2,897,905

Finance-Other Services - 0.1%

BGC Partners, Inc., Class A	149,666	670,504
SWK Holdings Corp.†	1,714	23,567

		694,071

Financial Guarantee Insurance - 0.2%

MBIA, Inc.†	23,985	175,090
NMI Holdings, Inc., Class A†	39,733	908,296
Radian Group, Inc.	92,494	1,886,878

		2,970,264

Firearms & Ammunition - 0.1%

American Outdoor Brands, Inc.†	6,690	133,867
Smith & Wesson Brands, Inc.	26,763	460,591
Sturm Ruger & Co., Inc.#	8,148	555,694

		1,150,152

Food-Baking - 0.1%

Hostess Brands, Inc.†	60,553	871,358

Food-Canned - 0.0%

Landec Corp.†	12,521	139,609
Seneca Foods Corp., Class A†	3,144	171,222

		310,831

Food-Catering - 0.1%

Healthcare Services Group, Inc.	36,081	1,026,504

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	7,683	236,713

Food-Meat Products - 0.0%

Nathan’s Famous, Inc.	1,369	81,811

Food-Misc./Diversified - 0.5%

B&G Foods, Inc.#	30,821	934,801
BellRing Brands, Inc., Class A†	19,230	436,905
Bridgford Foods Corp.†	814	12,536
Cal-Maine Foods, Inc.†	17,890	681,609
J&J Snack Foods Corp.	7,234	1,148,470
John B. Sanfilippo & Son, Inc.	4,196	362,786
Lancaster Colony Corp.	9,157	1,599,453
Simply Good Foods Co.†	41,159	1,200,608

		6,377,168

Food-Retail - 0.1%

Ingles Markets, Inc., Class A	6,900	358,524
Laird Superfood, Inc.†#	1,503	59,323
Natural Grocers by Vitamin Cottage, Inc.	4,407	62,051
Village Super Market, Inc., Class A	4,143	95,496
Weis Markets, Inc.	4,614	246,618

		822,012

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.	7,955	598,614
Chefs’ Warehouse, Inc.†	14,589	454,301
HF Foods Group, Inc.†#	17,175	126,580
Performance Food Group Co.†	63,305	3,433,663
SpartanNash Co.	17,155	312,736
United Natural Foods, Inc.†	26,347	696,878

		5,622,772

Footwear & Related Apparel - 0.4%

Crocs, Inc.†	32,259	2,474,910
Rocky Brands, Inc.	3,318	144,632
Steven Madden, Ltd.	39,812	1,472,646
Weyco Group, Inc.	2,912	51,106
Wolverine World Wide, Inc.	39,001	1,363,085

		5,506,379

Funeral Services & Related Items - 0.0%

Carriage Services, Inc.	7,959	262,329

Gambling (Non-Hotel) - 0.2%

Bally’s Corp.	8,658	515,324
Golden Entertainment, Inc.†	8,095	191,285
International Game Technology PLC	48,029	878,450
Monarch Casino & Resort, Inc.†	6,094	412,320
Red Rock Resorts, Inc., Class A	31,805	959,557

		2,956,936

Gas-Distribution - 0.7%

Chesapeake Utilities Corp.	8,287	876,184
New Jersey Resources Corp.	46,054	1,809,462
Northwest Natural Holding Co.	14,719	706,365
ONE Gas, Inc.	25,333	1,696,551
RGC Resources, Inc.	3,682	83,618
South Jersey Industries, Inc.	48,733	1,223,686
Southwest Gas Holdings, Inc.	27,069	1,687,752
Spire, Inc.	24,260	1,611,349

		9,694,967

Gas-Transportation - 0.1%

Brookfield Infrastructure Corp., Class A	15,333	1,015,351

Gold Mining - 0.1%

Fortitude Gold Corp.†	9,024	34,923
Gold Resource Corp.	32,385	87,116
Novagold Resources, Inc.†	114,829	958,822

		1,080,861

Golf - 0.1%

Acushnet Holdings Corp.	16,549	698,699
Callaway Golf Co.	45,132	1,261,439

		1,960,138

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	7,551	197,987
Sharps Compliance Corp.†	6,897	87,730
US Ecology, Inc.†	15,246	582,550

		868,267

Health Care Cost Containment - 0.3%

CorVel Corp.†	4,236	429,954
HealthEquity, Inc.†	38,780	3,193,533

		3,623,487

Healthcare Safety Devices - 0.0%

Alpha Pro Tech, Ltd.†#	5,910	82,622
Retractable Technologies, Inc.†#	6,482	101,767

		184,389

Home Furnishings - 0.3%

Casper Sleep, Inc.†	12,226	102,576
Ethan Allen Interiors, Inc.	10,937	280,206
Herman Miller, Inc.	28,499	1,093,079
Hooker Furniture Corp.	5,633	190,452
Lovesac Co.†	4,737	273,278
Purple Innovation, Inc.†	8,008	294,614
Sleep Number Corp.†	13,084	1,794,209

		4,028,414

Hotels/Motels - 0.1%

Bluegreen Vacations Corp.#	2,498	19,984
Bluegreen Vacations Holding Corp.†	6,028	95,725
Hilton Grand Vacations, Inc.†	41,160	1,626,231
Marcus Corp.#	10,837	212,839
Target Hospitality Corp.†#	14,151	23,632

		1,978,411

Housewares - 0.1%

Lifetime Brands, Inc.	5,842	75,771
Tupperware Brands Corp.†	23,699	724,478

		800,249

Human Resources - 0.8%

AMN Healthcare Services, Inc.†	22,544	1,642,781
ASGN, Inc.†	24,589	2,286,039
Barrett Business Services, Inc.	3,663	260,806
BGSF, Inc.	4,745	66,145
Cross Country Healthcare, Inc.†	17,295	192,148
Heidrick & Struggles International, Inc.	9,266	332,557
Insperity, Inc.	17,343	1,538,324
Kforce, Inc.	9,535	489,622
Korn Ferry	26,377	1,623,504
Resources Connection, Inc.	14,740	188,082
TriNet Group, Inc.†	19,901	1,597,453
TrueBlue, Inc.†	16,973	353,548
Willdan Group, Inc.†	4,981	218,467

		10,789,476

Identification Systems - 0.1%

Brady Corp., Class A	22,766	1,193,166

Independent Power Producers - 0.1%

Clearway Energy, Inc., Class A	16,850	440,627
Clearway Energy, Inc., Class C	39,606	1,087,581

		1,528,208

Industrial Audio & Video Products - 0.1%

Akoustis Technologies, Inc.†	15,915	227,425
GoPro, Inc., Class A†#	59,129	444,650
Turtle Beach Corp.†	6,781	202,752

		874,827

Industrial Automated/Robotic - 0.0%

Ichor Holdings, Ltd.†	10,856	464,203

Instruments-Controls - 0.0%

Allied Motion Technologies, Inc.	3,539	171,783

Instruments-Scientific - 0.0%

Fluidigm Corp.†#	35,744	164,422

Insurance Brokers - 0.2%

BRP Group, Inc., Class A†	20,505	543,998
Crawford & Co., Class A	7,855	73,837
eHealth, Inc.†	12,453	739,957
Goosehead Insurance, Inc., Class A	6,373	825,558
Selectquote, Inc.†	15,056	459,208
Trean Insurance Group, Inc.†	5,682	96,140

		2,738,698

Insurance-Life/Health - 0.4%

American Equity Investment Life Holding Co.	43,844	1,211,410
CNO Financial Group, Inc.	67,004	1,612,116
FBL Financial Group, Inc., Class A	4,641	264,723
GWG Holdings, Inc.†#	1,546	10,544
Independence Holding Co.	2,232	84,838
National Western Life Group, Inc., Class A	1,241	259,158
Security National Financial Corp., Class A†	4,605	41,491
Trupanion, Inc.†	14,556	1,408,438

		4,892,718

Insurance-Multi-line - 0.1%

Citizens, Inc.†#	23,949	145,370
Genworth Financial, Inc., Class A†	243,743	760,478
Vericity, Inc.†	898	9,151

		914,999

Insurance-Property/Casualty - 1.0%

Ambac Financial Group, Inc.†	21,906	371,307
AMERISAFE, Inc.	9,255	541,603
Donegal Group, Inc., Class A	5,448	74,638
Employers Holdings, Inc.	13,905	462,897
Enstar Group, Ltd.†	5,812	1,235,573
FedNat Holding Co.	5,965	41,278
HCI Group, Inc.	2,946	170,485
Heritage Insurance Holdings, Inc.	12,122	117,705
Horace Mann Educators Corp.	20,028	771,879
Investors Title Co.	627	95,160
James River Group Holdings, Ltd.	14,434	662,665
Kinsale Capital Group, Inc.	10,220	1,799,333
NI Holdings, Inc.†	4,370	77,917
Palomar Holdings, Inc.†	9,791	833,508
ProAssurance Corp.	25,895	640,901
ProSight Global, Inc.†	4,504	56,930
Protective Insurance Corp., Class B	4,338	99,384
RLI Corp.	19,125	1,995,502
Safety Insurance Group, Inc.	6,904	545,968
Selective Insurance Group, Inc.	28,567	1,937,700
State Auto Financial Corp.	8,482	158,953
Stewart Information Services Corp.	12,727	600,714
Tiptree, Inc.	11,824	59,238
United Fire Group, Inc.	10,128	298,270
United Insurance Holdings Corp.	9,829	61,136
Universal Insurance Holdings, Inc.	13,144	195,714
Watford Holdings, Ltd.†	8,275	286,563

		14,192,921

Insurance-Reinsurance - 0.2%

Argo Group International Holdings, Ltd.	15,681	724,619
Essent Group, Ltd.	53,287	2,197,023
Greenlight Capital Re, Ltd., Class A†	13,079	101,886
SiriusPoint, Ltd.†	40,668	415,220

		3,438,748

Internet Application Software - 0.0%

Tucows, Inc., Class A†#	4,524	357,486
VirnetX Holding Corp.#	30,584	212,865

		570,351

Internet Connectivity Services - 0.1%

Boingo Wireless, Inc.†	21,167	241,304
Cogent Communications Holdings, Inc.	20,534	1,228,960

		1,470,264

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†	57,206	187,064

Internet Content-Information/News - 0.2%

DHI Group, Inc.†	23,190	72,121
HealthStream, Inc.†	12,461	290,341
LiveXLive Media, Inc.†	22,966	91,175
TechTarget, Inc.†	11,503	961,996
Yelp, Inc.†	34,810	1,312,685

		2,728,318

Internet Gambling - 0.0%

GAN, Ltd.†	11,641	297,311

Internet Security - 0.1%

Mimecast, Ltd.†	27,604	1,183,660
Zix Corp.†	26,403	194,854

		1,378,514

Investment Companies - 0.2%

Cannae Holdings, Inc.†	41,667	1,556,262
Grid Dynamics Holdings, Inc.†	13,161	196,231
PDL Community Bancorp†	3,579	36,434
Rafael Holdings, Inc., Class B†	4,436	158,720
StepStone Group, Inc., Class A†	9,389	338,098

		2,285,745

Investment Management/Advisor Services - 1.0%

Altisource Portfolio Solutions SA†#	2,213	22,506
Artisan Partners Asset Management, Inc., Class A	26,568	1,261,980
AssetMark Financial Holdings, Inc.†	7,904	186,771
Associated Capital Group, Inc., Class A	876	29,872
B. Riley Financial, Inc.	9,168	603,438
Blucora, Inc.†	23,274	377,039
Boston Private Financial Holdings, Inc.	39,585	544,690
BrightSphere Investment Group, Inc.	29,644	536,556

Cohen & Steers, Inc.	11,810	760,328
Columbia Financial, Inc.†	23,083	377,176
Federated Hermes, Inc.	45,929	1,227,223
First Western Financial, Inc.†	3,018	55,078
Focus Financial Partners, Inc., Class A†	15,198	714,458
GAMCO Investors, Inc., Class A	2,584	49,096
Hamilton Lane, Inc., Class A	15,505	1,386,147
Pzena Investment Management, Inc., Class A	8,180	75,420
Sculptor Capital Management, Inc.	8,935	184,418
Silvercrest Asset Management Group, Inc., Class A	4,612	64,752
Stifel Financial Corp.	48,298	2,950,042
Virtus Investment Partners, Inc.	3,522	883,670
Waddell & Reed Financial, Inc., Class A	29,673	744,496
Westwood Holdings Group, Inc.	3,719	64,153
WisdomTree Investments, Inc.	67,250	356,425

		13,455,734

Lasers-System/Components - 0.3%

II-VI, Inc.†#	49,592	4,180,606
LENSAR, Inc.†	3,586	32,417

		4,213,023

Leisure Products - 0.0%

Escalade, Inc.	4,987	98,543
Johnson Outdoors, Inc., Class A	2,522	304,355

		402,898

Lighting Products & Systems - 0.0%

Orion Energy Systems, Inc.†	13,063	109,729

Linen Supply & Related Items - 0.1%

UniFirst Corp.	7,288	1,765,810

Machine Tools & Related Products - 0.1%

Hurco Cos., Inc.	3,007	94,510
Kennametal, Inc.	40,129	1,499,220
Luxfer Holdings PLC	13,290	254,636

		1,848,366

Machinery-Construction & Mining - 0.2%

Astec Industries, Inc.	10,846	736,660
Hyster-Yale Materials Handling, Inc.	4,785	409,357
Manitowoc Co, Inc.†	16,380	266,830
Terex Corp.	32,528	1,339,503

		2,752,350

Machinery-Electrical - 0.2%

Argan, Inc.	7,120	356,142
Bloom Energy Corp., Class A†	42,853	1,222,596
Franklin Electric Co., Inc.	22,246	1,669,785

		3,248,523

Machinery-Farming - 0.1%

Alamo Group, Inc.	4,777	729,114
Lindsay Corp.	5,237	839,229

		1,568,343

Machinery-General Industrial - 0.7%

Altra Industrial Motion Corp.	31,163	1,804,961
Applied Industrial Technologies, Inc.	18,679	1,594,626
Chart Industries, Inc.†	17,444	2,496,062
DXP Enterprises, Inc.†	7,925	238,067
Gencor Industries, Inc.†	4,416	62,707
Intevac, Inc.†	11,357	72,344
Kadant, Inc.	5,522	960,828
Ranpak Holdings Corp.†	13,992	251,996
Tennant Co.	8,832	672,999
Welbilt, Inc.†	62,996	1,006,676

		9,161,266

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	11,194	563,506

Machinery-Print Trade - 0.0%

Eastman Kodak Co.†#	7,587	65,400

Machinery-Pumps - 0.4%

Cactus, Inc., Class A	22,993	732,787
CIRCOR International, Inc.†	9,641	343,316
CSW Industrials, Inc.	6,614	830,520
Gorman-Rupp Co.	8,505	272,075
Mueller Water Products, Inc., Class A	75,737	976,250
NN, Inc.†	20,278	123,898
SPX FLOW, Inc.†	20,562	1,265,797
Watts Water Technologies, Inc., Class A	13,237	1,510,209

		6,054,852

Machinery-Thermal Process - 0.0%

Thermon Group Holdings, Inc.†	15,820	323,203

Medical Imaging Systems - 0.0%

Lantheus Holdings, Inc.†	32,068	599,030

Medical Information Systems - 0.5%

1Life Healthcare, Inc.†	37,985	1,804,667
Allscripts Healthcare Solutions, Inc.†	75,961	1,172,078
Apollo Medical Holdings, Inc.†	9,763	241,634
Computer Programs & Systems, Inc.	6,210	195,305
Health Catalyst, Inc.†	16,251	788,011
Inovalon Holdings, Inc., Class A†	36,080	886,125
NantHealth, Inc.†#	13,025	49,756
NextGen Healthcare, Inc.†	26,961	504,171
Schrodinger, Inc.†	14,537	1,489,752
Tabula Rasa HealthCare, Inc.†#	10,239	415,191

		7,546,690

Medical Instruments - 0.4%

AngioDynamics, Inc.†	17,724	371,318
Apyx Medical Corp.†	16,151	168,778
Cantel Medical Corp.†	18,328	1,361,404
Milestone Scientific, Inc.†	22,233	87,153
Misonix Opco, Inc.†	5,806	97,309
Natus Medical, Inc.†	16,254	421,141
NuVasive, Inc.†	24,828	1,497,873
Pulmonx Corp.†	5,609	318,759
Silk Road Medical, Inc.†	13,189	722,362
Stereotaxis, Inc.†	21,356	149,492

		5,195,589

Medical Labs & Testing Services - 0.6%

Avalon GloboCare Corp.†	9,703	11,644
Dyadic International, Inc.†	9,317	49,473
Fulgent Genetics, Inc.†	6,548	663,051
Invitae Corp.†#	55,766	2,237,890

MEDNAX, Inc.†	36,026	880,115
Medpace Holdings, Inc.†	13,340	2,166,816
OPKO Health, Inc.†#	192,162	864,729
Personalis, Inc.†	11,596	357,505
Progenity, Inc.†#	1,675	9,162
SI-BONE, Inc.†	13,955	438,047
Vapotherm, Inc.†#	9,478	230,315
Viemed Healthcare, Inc.†	16,865	159,037

		8,067,784

Medical Laser Systems - 0.0%

Cutera, Inc.†	8,353	295,028

Medical Products - 2.4%

Accuray, Inc.†	43,250	215,385
Acutus Medical, Inc.†	4,820	100,063
Alphatec Holdings, Inc.†	26,603	426,978
AtriCure, Inc.†	21,125	1,378,829
Atrion Corp.	683	426,807
Avanos Medical, Inc.†	23,006	1,057,816
AxoGen, Inc.†	17,581	388,540
Axonics Modulation Technologies, Inc.†#	14,616	735,331
Bellerophon Therapeutics, Inc.†	2,167	13,760
BioSig Technologies, Inc.†#	11,865	52,799
Cardiovascular Systems, Inc.†	18,976	783,709
Castle Biosciences, Inc.†	5,732	436,091
Cerus Corp.†	79,325	487,055
CryoLife, Inc.†	18,316	462,479
CytoSorbents Corp.†#	19,845	186,940
Eargo, Inc.†	3,862	225,579
Electromed, Inc.†	3,410	36,010
FONAR Corp.†	3,045	59,043
Glaukos Corp.†#	20,630	1,950,773
Hanger, Inc.†	17,886	393,134
Inari Medical, Inc.†	3,715	388,589
InfuSystem Holdings, Inc.†	7,066	120,546
Inogen, Inc.†	8,900	467,161
Inspire Medical Systems, Inc.†	12,647	2,944,095
Integer Holdings Corp.†	15,806	1,393,931
Intersect ENT, Inc.†	15,712	358,391
Invacare Corp.	16,318	148,494
iRadimed Corp.†#	2,844	63,421
iRhythm Technologies, Inc.†	13,959	2,246,003
LeMaitre Vascular, Inc.	8,025	412,405
LivaNova PLC†	23,603	1,830,177
Luminex Corp.	20,774	675,570
NanoString Technologies, Inc.†	21,325	1,488,272
Nemaura Medical, Inc.†#	3,572	22,182
Nevro Corp.†	16,428	2,713,577
Omnicell, Inc.†	20,520	2,603,988
Orthofix Medical, Inc.†	9,019	419,474
OrthoPediatrics Corp.†	6,334	344,950
PAVmed, Inc.†#	18,459	77,528
Pulse Biosciences, Inc.†	6,619	193,606
Repro-Med Systems, Inc.†#	13,024	50,533
SeaSpine Holdings Corp.†	12,783	241,854
Shockwave Medical, Inc.†#	13,742	1,604,516
Sientra, Inc.†	22,423	174,451
Soleno Therapeutics, Inc.†	28,776	69,350
Soliton, Inc.†	3,359	44,607
STAAR Surgical Co.†#	22,132	2,301,949
Surgalign Holdings, Inc.†	27,929	68,147
Surmodics, Inc.†	6,395	333,499
Tactile Systems Technology, Inc.†	8,873	450,926
Venus Concept, Inc.†	9,248	24,045
Zynex, Inc.†	9,010	130,825

		34,224,183

Medical-Biomedical/Gene - 9.2%

Abeona Therapeutics, Inc.†#	29,175	70,603
ADMA Biologics, Inc.†#	31,841	73,553
Adverum Biotechnologies, Inc.†	43,004	551,741
Affimed NV†	41,075	232,895
Agenus, Inc.†	75,975	303,900
Akero Therapeutics, Inc.†	6,541	198,846
Akouos, Inc.†	7,014	142,875
Albireo Pharma, Inc.†	8,183	285,259
Alder Biopharmaceuticals, Inc. CVR†(1)	37,741	33,212
Aligos Therapeutics, Inc.†#	4,877	140,165
Allakos, Inc.†#	12,668	1,535,108
Allogene Therapeutics, Inc.†	26,047	904,091
ALX Oncology Holdings, Inc.†	4,704	377,684
Amicus Therapeutics, Inc.†	124,236	1,525,618
AnaptysBio, Inc.†	10,343	296,844
Anavex Life Sciences Corp.†	25,359	330,174
ANI Pharmaceuticals, Inc.†	4,546	132,289
Annexon, Inc.†	7,546	219,664
Apellis Pharmaceuticals, Inc.†	29,013	1,397,556
Applied Genetic Technologies Corp.†	12,502	63,510
Applied Molecular Transport, Inc.†	5,999	293,171
Applied Therapeutics, Inc.†#	6,582	142,961
Aprea Therapeutics, Inc.†#	3,474	20,948
Aptinyx, Inc.†#	16,483	60,328
Aravive, Inc.†#	5,874	40,002
Arcturus Therapeutics Holdings, Inc.†#	10,634	560,093
Arcus Biosciences, Inc.†	20,364	718,035
Arcutis Biotherapeutics, Inc.†	10,005	341,871
Ardelyx, Inc.†	35,765	230,684
Arena Pharmaceuticals, Inc.†	28,091	2,257,112
Arrowhead Pharmaceuticals, Inc.†	48,497	3,863,271
Assembly Biosciences, Inc.†	14,827	75,321
Atara Biotherapeutics, Inc.†	36,569	613,628
Atea Pharmaceuticals, Inc.†	7,006	527,972
Athersys, Inc.†#	83,791	170,934
Athira Pharma, Inc.†	6,208	136,948
Atreca, Inc., Class A†	13,917	241,460
AVEO Pharmaceuticals, Inc.†	10,548	87,126
Avid Bioservices, Inc.†	27,232	560,435
Avidity Biosciences, Inc.†#	8,080	194,970
Avrobio, Inc.†	15,093	166,023
Axsome Therapeutics, Inc.†	13,385	901,614
Aziyo Biologics, Inc., Class A†	1,076	17,130
Beam Therapeutics, Inc.†#	19,276	1,718,070
BioCryst Pharmaceuticals, Inc.†	85,339	919,954
Biodesix, Inc.†	1,452	28,662
Biohaven Pharmaceutical Holding Co., Ltd.†	23,245	1,975,360
Black Diamond Therapeutics, Inc.†	8,735	244,580
Blueprint Medicines Corp.†	26,736	2,626,010

BrainStorm Cell Therapeutics, Inc.†	13,005	52,800
Bridgebio Pharma, Inc.†#	44,959	3,177,702
C4 Therapeutics, Inc.†	5,156	221,296
Cabaletta Bio, Inc.†#	6,237	67,796
Calithera Biosciences, Inc.†	31,773	92,777
Cara Therapeutics, Inc.†#	19,887	364,926
CASI Pharmaceuticals, Inc.†	31,937	78,565
Catabasis Pharmaceuticals, Inc.†#	9,781	28,169
CEL-SCI Corp.†	16,299	289,307
Centogene NV†	4,110	47,512
Cerecor, Inc.†#	17,517	59,032
Champions Oncology, Inc.†	3,118	36,418
Checkmate Pharmaceuticals, Inc.†	2,439	32,439
ChemoCentryx, Inc.†	23,957	1,625,243
Chinook Therapeutics, Inc.†	6,414	106,088
ChromaDex Corp.†#	19,919	277,472
Codiak Biosciences, Inc.†	2,683	43,465
Cohbar, Inc.†	15,876	24,290
Constellation Pharmaceuticals, Inc.†#	14,829	373,691
ContraFect Corp.†	11,808	61,992
Cortexyme, Inc.†#	7,599	258,898
Crinetics Pharmaceuticals, Inc.†#	13,073	199,886
Cue Biopharma, Inc.†	14,270	194,215
Cymabay Therapeutics, Inc.†	33,465	160,632
CytomX Therapeutics, Inc.†	21,812	171,224
Deciphera Pharmaceuticals, Inc.†	18,422	806,515
Denali Therapeutics, Inc.†	30,381	2,181,356
Dicerna Pharmaceuticals, Inc.†	31,865	859,718
Dynavax Technologies Corp.†#	51,333	449,164
Dyne Therapeutics, Inc.†	6,876	127,000
Editas Medicine, Inc.†#	30,343	1,330,844
Eiger BioPharmaceuticals, Inc.†	14,778	150,292
Emergent BioSolutions, Inc.†	21,803	2,093,088
Enochian Biosciences, Inc.†#	6,664	23,591
Enzo Biochem, Inc.†	21,461	62,666
Epizyme, Inc.†	43,093	413,262
Esperion Therapeutics, Inc.†#	12,507	342,567
Evelo Biosciences, Inc.†#	9,658	117,538
Evolus, Inc.†	10,518	127,373
Exagen, Inc.†#	2,307	42,195
Exicure, Inc.†	28,651	62,173
Fate Therapeutics, Inc.†	36,370	3,263,116
FibroGen, Inc.†	40,701	2,036,271
Five Prime Therapeutics, Inc.†	15,124	336,207
Forma Therapeutics Holdings, Inc.†	8,308	320,772
Frequency Therapeutics, Inc.†#	12,133	597,065
Galera Therapeutics, Inc.†	4,224	44,310
Generation Bio Co.†	5,931	207,111
Genprex, Inc.†	14,048	72,488
Geron Corp.†#	138,799	248,450
GlycoMimetics, Inc.†	17,901	59,431
Gossamer Bio, Inc.†	27,374	257,316
Halozyme Therapeutics, Inc.†	64,245	2,907,086
Harvard Bioscience, Inc.†	18,495	81,193
Homology Medicines, Inc.†	16,421	176,362
iBio, Inc.†#	87,028	153,169
IGM Biosciences, Inc.†	3,429	299,797
Immunic, Inc.†	2,690	42,906
ImmunityBio, Inc.#†	15,228	495,062
ImmunoGen, Inc.†	89,251	780,946
Immunome, Inc.†#	1,010	39,976
Immunovant, Inc.†	18,115	285,855
Inhibrx, Inc.†	3,927	99,824
Innoviva, Inc.†	30,650	350,329
Inovio Pharmaceuticals, Inc.†	76,602	850,282
Inozyme Pharma, Inc.†	3,926	78,520
Insmed, Inc.†	48,913	1,749,618
Intercept Pharmaceuticals, Inc.†	12,526	271,313
Intra-Cellular Therapies, Inc.†	32,054	1,135,673
iTeos Therapeutics, Inc.†	5,412	225,031
IVERIC bio, Inc.†	38,811	238,300
Kadmon Holdings, Inc.†	83,345	382,554
Kaleido Biosciences, Inc.†	5,671	50,642
Karuna Therapeutics, Inc.†	7,632	953,695
Karyopharm Therapeutics, Inc.†	33,876	468,166
Keros Therapeutics, Inc.†	6,300	412,461
Kezar Life Sciences, Inc.†	15,123	82,874
Kindred Biosciences, Inc.†	17,999	81,175
Kiniksa Pharmaceuticals, Ltd., Class A†	12,915	265,662
Kodiak Sciences, Inc.†#	15,568	2,008,428
Kronos Bio, Inc.†	7,059	205,205
Krystal Biotech, Inc.†	6,532	515,309
Kymera Therapeutics, Inc.†	4,871	233,711
Lexicon Pharmaceuticals, Inc.†	19,947	143,419
Ligand Pharmaceuticals, Inc.†	6,970	1,033,093
Liquidia Corp.†#	13,088	36,646
LogicBio Therapeutics, Inc.†	7,923	65,682
Lyra Therapeutics, Inc.†	3,286	49,027
MacroGenics, Inc.†	26,490	662,515
Magenta Therapeutics, Inc.†	10,002	105,121
Marker Therapeutics, Inc.†#	14,715	35,610
MEI Pharma, Inc.†	52,985	198,694
MeiraGTx Holdings PLC†	10,197	151,323
Mersana Therapeutics, Inc.†	25,718	467,553
Metacrine, Inc.†	3,194	27,149
Mirati Therapeutics, Inc.†	20,671	4,153,217
Molecular Templates, Inc.†	12,792	139,433
Mustang Bio, Inc.†	24,325	85,867
Myriad Genetics, Inc.†	34,394	1,048,673
NeoGenomics, Inc.†	50,643	2,581,274
NextCure, Inc.†	7,961	90,437
NGM Biopharmaceuticals, Inc.†	11,520	307,814
Nkarta, Inc.†	7,853	382,912
Novavax, Inc.†	29,780	6,886,029
Nurix Therapeutics, Inc.†#	5,629	200,449
Omeros Corp.†#	28,552	569,327
Oncocyte Corp.†#	30,389	149,514
Oncorus, Inc.†	3,200	50,560
Oncternal Therapeutics, Inc. CVR†#(1)	368	754
Organogenesis Holdings, Inc.†	11,598	176,406
Orgenesis, Inc.†	9,104	60,906
Osmotica Pharmaceuticals PLC†#	6,134	23,309
Ovid therapeutics, Inc.†	22,985	67,806
Oyster Point Pharma, Inc.†#	2,925	57,944
Pacific Biosciences of California, Inc.†	85,427	2,611,503
Pandion Therapeutics, Inc.†#	3,612	217,442
Phathom Pharmaceuticals, Inc.†#	5,190	228,619
Pieris Pharmaceuticals, Inc.†	25,641	69,744
Pliant Therapeutics Inc†	5,033	166,542

Poseida Therapeutics, Inc.†#	6,487	71,616
Praxis Precision Medicines, Inc.†	5,328	231,768
Precigen, Inc.†	31,997	270,055
Precision BioSciences, Inc.†	22,461	268,634
Prelude Therapeutics Inc†	4,436	276,496
Protara Therapeutics, Inc.†	1,869	32,147
Prothena Corp. PLC†	14,863	331,742
Provention Bio, Inc.†	22,997	292,522
PTC Therapeutics, Inc.†	29,856	1,704,778
Puma Biotechnology, Inc.†	14,905	148,454
Radius Health, Inc.†#	21,962	408,713
RAPT Therapeutics, Inc.†	5,301	96,213
REGENXBIO, Inc.†	16,451	673,010
Relay Therapeutics, Inc.†	15,549	641,707
Replimune Group, Inc.†	11,494	398,037
REVOLUTION Medicines, Inc.†	18,639	851,430
Rigel Pharmaceuticals, Inc.†	82,094	340,690
Rocket Pharmaceuticals, Inc.†#	16,457	914,680
Rubius Therapeutics, Inc.†	17,316	179,740
Sangamo Therapeutics, Inc.†	55,631	639,200
Satsuma Pharmaceuticals, Inc.†#	4,440	25,219
Savara, Inc.†	23,263	39,547
Scholar Rock Holding Corp.†	12,357	668,514
Selecta Biosciences, Inc.†	32,762	138,256
Shattuck Labs, Inc.†	6,331	261,470
Solid Biosciences, Inc.†	13,583	108,257
Sorrento Therapeutics, Inc.†#	120,922	1,169,316
SpringWorks Therapeutics, Inc.†	11,609	998,954
Spruce Biosciences, Inc.†	3,366	70,349
SQZ Biotechnologies Co.†#	2,151	32,265
Stoke Therapeutics, Inc.†#	5,994	358,981
Strongbridge Biopharma PLC†	21,269	66,785
Sutro Biopharma, Inc.†	13,472	299,078
Syndax Pharmaceuticals, Inc.†	13,014	317,672
Tarsus Pharmaceuticals, Inc.†	2,970	107,662
Taysha Gene Therapies, Inc.†	4,193	107,299
TCR2 Therapeutics, Inc.†	12,274	324,770
Tela Bio, Inc.†	3,315	50,952
TG Therapeutics, Inc.†	55,697	2,437,858
Theravance Biopharma, Inc.†#	22,537	373,438
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Translate Bio, Inc.†	32,931	768,610
TransMedics Group, Inc.†#	12,147	435,956
Travere Therapeutics, Inc.†	23,636	728,462
Turning Point Therapeutics, Inc.†	18,039	2,126,978
Twist Bioscience Corp.†	15,805	2,175,400
Tyme Technologies, Inc.†	33,562	67,124
Ultragenyx Pharmaceutical, Inc.†	30,236	4,279,603
UNITY Biotechnology, Inc.†#	17,118	116,574
UroGen Pharma, Ltd.†#	9,364	178,384
Vaxart, Inc.†	25,313	180,988
VBI Vaccines, Inc.†#	87,062	293,399
Veracyte, Inc.†	31,255	1,814,665
Verastem, Inc.†	82,422	193,692
Vericel Corp.†	21,970	1,060,712
Veru, Inc.†#	25,667	354,718
Viela Bio, Inc.†	10,451	555,993
Viking Therapeutics, Inc.†#	31,677	213,503
Vir Biotechnology, Inc.†#	25,885	1,621,178
VolitionRX, Ltd.†	13,207	53,885
VYNE Therapeutics, Inc.†#	17,538	130,833
WaVe Life Sciences, Ltd.†	15,835	149,007
X4 Pharmaceuticals, Inc.†#	7,768	74,340
XBiotech, Inc.†#	6,992	132,848
Xencor, Inc.†	26,788	1,319,845
XOMA Corp.†#	2,938	106,356
Y-mAbs Therapeutics, Inc.†	14,740	518,406
Zeneca, Inc. CVR†(1)	3,950	2,429
Zentalis Pharmaceuticals, Inc.†	13,888	583,852
ZIOPHARM Oncology, Inc.†#	102,992	548,947

		129,966,372

Medical-Drugs - 1.7%

89bio, Inc.†	4,022	98,780
AcelRx Pharmaceuticals, Inc.†#	38,662	72,685
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Aeglea BioTherapeutics, Inc.†	21,809	162,477
Aerie Pharmaceuticals, Inc.†	17,723	325,926
Agile Therapeutics, Inc.†#	32,809	94,162
Alector, Inc.†	22,363	406,559
Allovir, Inc.†	8,660	316,610
Amphastar Pharmaceuticals, Inc.†	17,604	308,598
Aquestive Therapeutics, Inc.†#	9,600	43,968
Athenex, Inc.†	34,241	414,316
Avenue Therapeutics, Inc.†	3,219	15,129
Axcella Health, Inc.†	7,480	42,636
Aytu BioScience, Inc.†#	1,172	8,989
Beyond Air, Inc.†#	6,825	40,472
Beyondspring, Inc.†	7,088	92,002
Bioxcel Therapeutics, Inc.†	6,174	330,988
Cassava Sciences, Inc.†	15,794	767,272
Catalyst Biosciences, Inc.†	10,656	64,256
Catalyst Pharmaceuticals, Inc.†	46,892	182,410
Checkpoint Therapeutics, Inc.†#	25,003	80,260
Chiasma, Inc.†	24,207	94,165
Chimerix, Inc.†	23,643	231,938
Cidara Therapeutics, Inc.†	17,406	39,512
Clovis Oncology, Inc.†#	40,066	239,995
Coherus Biosciences, Inc.†	28,421	461,557
Collegium Pharmaceutical, Inc.†	16,585	391,240
Concert Pharmaceuticals, Inc.†	14,282	95,547
Corbus Pharmaceuticals Holdings, Inc.†#	37,108	80,895
Corcept Therapeutics, Inc.†	47,014	1,182,402
Cyclerion Therapeutics, Inc.†#	10,700	41,088
Cytokinetics, Inc.†	32,059	600,465
Durect Corp.†	99,103	220,009
Eagle Pharmaceuticals, Inc.†	5,016	223,212
Eloxx Pharmaceuticals, Inc.†#	12,873	58,057
Enanta Pharmaceuticals, Inc.†	9,200	453,744
Eton Pharmaceuticals, Inc.†#	8,250	65,257
Foghorn Therapeutics, Inc.†	3,475	57,198
Fortress Biotech, Inc.†	32,293	120,130
Fulcrum Therapeutics, Inc.†#	6,914	87,186
Galectin Therapeutics, Inc.†#	17,968	40,248
Graybug Vision, Inc.†	3,155	63,352
Gritstone Oncology, Inc.†#	14,544	197,362
Harmony Biosciences Holdings, Inc.†	3,000	106,410
Harpoon Therapeutics, Inc.†	5,187	100,057

Harrow Health, Inc.†#	10,813	82,936
Hookipa Pharma, Inc.†#	6,005	71,099
Ideaya Biosciences, Inc.†	7,694	146,725
IMARA, Inc.†#	3,698	46,558
Intellia Therapeutics, Inc.†	24,209	1,463,676
Ironwood Pharmaceuticals, Inc.†	77,095	711,587
Jounce Therapeutics, Inc.†	8,337	91,540
Kala Pharmaceuticals, Inc.†#	19,122	141,694
KalVista Pharmaceuticals, Inc.†	7,053	231,832
Kura Oncology, Inc.†	29,720	832,160
Lannett Co., Inc.†#	15,862	96,124
Madrigal Pharmaceuticals, Inc.†	4,226	512,149
Marinus Pharmaceuticals, Inc.†#	12,084	182,589
MediciNova, Inc.†#	20,752	115,796
Minerva Neurosciences, Inc.†	17,119	53,069
Mirum Pharmaceuticals, Inc.†#	2,544	46,708
Morphic Holding, Inc.†	6,730	243,357
Neoleukin Therapeutics, Inc.†#	15,564	187,391
NeuBase Therapeutics, Inc.†#	8,112	76,902
NeuroBo Pharmaceuticals, Inc.†	2,068	8,830
Ocular Therapeutix, Inc.†	33,138	607,751
Odonate Therapeutics, Inc.†#	7,583	159,622
Optinose, Inc.†#	16,886	65,518
ORIC Pharmaceuticals, Inc.†	10,719	347,296
Pacira BioSciences, Inc.†	20,600	1,514,100
Paratek Pharmaceuticals, Inc.†#	21,070	157,604
Passage Bio, Inc.†	12,023	216,654
PhaseBio Pharmaceuticals, Inc.†#	7,370	28,596
Phibro Animal Health Corp., Class A	9,856	212,594
PMV Pharmaceuticals Inc†	6,600	248,358
Prestige Consumer Healthcare, Inc.†	24,312	1,014,053
Progenics Pharmaceuticals, Inc. CVR†(1)	41,888	0
Protagonist Therapeutics, Inc.†	15,212	358,547
Relmada Therapeutics, Inc.†#	7,082	236,114
Rhythm Pharmaceuticals, Inc.†	16,241	420,967
Rockwell Medical, Inc.†#	33,667	45,450
scPharmaceuticals, Inc.†	3,381	24,952
Seres Therapeutics, Inc.†	26,683	508,044
SIGA Technologies, Inc.†#	25,183	159,157
Spectrum Pharmaceuticals, Inc.†	69,689	239,033
Spero Therapeutics, Inc.†#	9,878	179,483
Supernus Pharmaceuticals, Inc.†	23,569	633,299
Syros Pharmaceuticals, Inc.†	20,058	168,487
TherapeuticsMD, Inc.†	124,449	189,162
Tricida, Inc.†#	13,661	69,808
Vanda Pharmaceuticals, Inc.†	25,964	484,229
Vaxcyte, Inc.†	8,798	207,281
Verrica Pharmaceuticals, Inc.†#	6,010	82,397
Voyager Therapeutics, Inc.†	12,486	70,796
vTv Therapeutics, Inc., Class A†#	5,330	14,178
Xeris Pharmaceuticals, Inc.†	22,204	121,012
Zogenix, Inc.†	26,853	569,552

		23,816,337

Medical-Generic Drugs - 0.2%

Amneal Pharmaceuticals, Inc.†	47,917	258,273
Arvinas, Inc.†	16,697	1,307,375
Endo International PLC†	109,436	867,827

		2,433,475

Medical-HMO - 0.2%

Magellan Health, Inc.†	11,591	1,081,672
Ontrak, Inc.†	3,852	227,037
Tivity Health, Inc.†	20,937	498,301
Triple-S Management Corp., Class B†	10,954	277,136

		2,084,146

Medical-Hospitals - 0.4%

Community Health Systems, Inc.†	41,170	352,415
Select Medical Holdings Corp.†	52,477	1,660,897
Surgery Partners, Inc.†	10,884	429,591
Tenet Healthcare Corp.†	50,487	2,575,847

		5,018,750

Medical-Nursing Homes - 0.2%

Ensign Group, Inc.	24,977	2,048,613
National HealthCare Corp.	6,061	421,543

		2,470,156

Medical-Outpatient/Home Medical - 0.4%

Addus HomeCare Corp.†	7,167	770,954
Joint Corp.†	6,410	255,182
LHC Group, Inc.†	14,668	2,665,322
ModivCare, Inc.†	5,841	749,167
Pennant Group, Inc.†	12,315	649,986

		5,090,611

Medical-Wholesale Drug Distribution - 0.3%

AdaptHealth Corp.†	12,074	371,517
Covetrus, Inc.†	56,148	2,086,460
Evofem Biosciences, Inc.†#	37,047	143,372
Owens & Minor, Inc.	35,087	1,193,309
PetIQ, Inc.†#	10,329	356,040

		4,150,698

Metal Processors & Fabrication - 0.8%

AZZ, Inc.	12,584	642,917
Helios Technologies, Inc.	15,014	981,916
Lawson Products, Inc.†	2,136	113,208
LB Foster Co., Class A†	4,875	82,631
Mayville Engineering Co., Inc.†	3,555	49,806
Mueller Industries, Inc.	27,013	1,097,808
Park-Ohio Holdings Corp.	4,217	136,336
Proto Labs, Inc.†	12,919	1,882,040
RBC Bearings, Inc.†	11,906	2,370,008
Rexnord Corp.	58,190	2,615,640
Standex International Corp.	5,939	582,378
Tredegar Corp.	12,635	192,557

		10,747,245

Metal Products-Distribution - 0.1%

Olympic Steel, Inc.	4,413	78,728
Ryerson Holding Corp.†	7,735	98,467
Worthington Industries, Inc.	17,650	1,127,658

		1,304,853

Metal Products-Fasteners - 0.0%

Eastern Co.	2,604	66,402

Metal-Aluminum - 0.3%

Alcoa Corp.†	90,511	2,222,045
Arconic Corp.†	48,088	1,054,089
Century Aluminum Co.†	24,403	335,053
Kaiser Aluminum Corp.	7,594	866,476

		4,477,663

Metal-Diversified - 0.0%

Ferroglobe Representation & Warranty Trust†(1)	36,833	0

Miscellaneous Manufacturing - 0.3%

Hillenbrand, Inc.	35,801	1,663,315
John Bean Technologies Corp.	15,132	2,233,029

		3,896,344

Motion Pictures & Services - 0.1%

Eros STX Global Corp.†	78,388	143,450
IMAX Corp.†	23,906	494,137

		637,587

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	21,024	387,683

Multimedia - 0.0%

E.W. Scripps Co., Class A	27,082	509,683
Entravision Communications Corp., Class A	28,421	88,958
Media General, Inc. CVR.†#(1)	61,443	0

		598,641

Networking Products - 0.3%

A10 Networks, Inc.†	28,949	270,384
Calix, Inc.†	25,429	1,004,700
Extreme Networks, Inc.†	58,444	535,931
Infinera Corp.†	79,269	778,818
Inseego Corp.†#	33,844	493,784
NeoPhotonics Corp.†	23,982	230,467
NETGEAR, Inc.†	14,484	579,360

		3,893,444

Night Clubs - 0.0%

RCI Hospitality Holdings, Inc.#	4,099	263,361

Non-Ferrous Metals - 0.0%

Energy Fuels, Inc.†#	62,849	326,186
Uranium Energy Corp.†#	94,197	199,698

		525,884

Non-Hazardous Waste Disposal - 0.2%

Casella Waste Systems, Inc., Class A†	23,556	1,364,364
Covanta Holding Corp.	57,285	804,854

		2,169,218

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	83,722	709,963

Office Furnishings-Original - 0.2%

CompX International, Inc.	799	11,266
HNI Corp.	20,604	733,296
Interface, Inc.	28,176	349,946
Kimball International, Inc., Class B	17,414	225,337
Knoll, Inc.	24,202	394,735
Steelcase, Inc., Class A	41,686	581,103

		2,295,683

Office Supplies & Forms - 0.0%

ACCO Brands Corp.	44,626	361,471

Oil & Gas Drilling - 0.1%

Nabors Industries, Ltd.	3,396	376,990
Patterson-UTI Energy, Inc.	88,491	654,833
Transocean, Ltd.†#	282,538	980,407

		2,012,230

Oil Companies-Exploration & Production - 1.0%

Antero Resources Corp.†	117,287	1,055,583
Berry Corp.	32,717	162,276
Bonanza Creek Energy, Inc.†	9,091	290,276
Brigham Minerals, Inc., Class A	20,489	293,198
CNX Resources Corp.†	107,499	1,355,562
Comstock Resources, Inc.†	11,801	67,384
Contango Oil & Gas Co.†#	55,423	269,910
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†	11,378	80,556
Evolution Petroleum Corp.	14,754	52,377
Falcon Minerals Corp.	18,450	72,878
Goodrich Petroleum Corp.†	4,460	43,307
Kosmos Energy, Ltd.	194,777	599,913
Magnolia Oil & Gas Corp., Class A†	59,896	722,346
Matador Resources Co.†	53,310	1,113,646
Ovintiv, Inc.	126,499	2,918,332
PDC Energy, Inc.†	48,211	1,684,974
Penn Virginia Corp.†	6,583	96,375
PrimeEnergy Resources Corp.†	251	11,747
Range Resources Corp.†	103,466	997,412
SM Energy Co.	55,143	764,282
Southwestern Energy Co.†	312,725	1,266,536
Talos Energy, Inc.†	5,955	63,063
Tellurian, Inc.†	81,212	250,945
W&T Offshore, Inc.†#	45,549	149,856
Whiting Petroleum Corp.†	580	19,894

		14,402,628

Oil Field Machinery & Equipment - 0.1%

Dril-Quip, Inc.†	16,881	573,279
Exterran Corp.†	12,590	68,867
US Silica Holdings, Inc.	35,623	474,142

		1,116,288

Oil Refining & Marketing - 0.2%

Adams Resources & Energy, Inc.	1,060	30,846
CVR Energy, Inc.	14,304	315,832
Delek US Holdings, Inc.	30,186	741,368
Par Pacific Holdings, Inc.†	19,333	341,614
PBF Energy, Inc., Class A	46,653	662,473
Trecora Resources†	11,672	82,871

		2,175,004

Oil-Field Services - 0.5%

Archrock, Inc.	62,695	646,385
Bristow Group, Inc.†	3,130	83,321
ChampionX Corp.†	89,771	1,909,429
DMC Global, Inc.	7,027	442,631
Frank’s International NV†	74,866	339,143

Helix Energy Solutions Group, Inc.†	68,932	337,767
Liberty Oilfield Services, Inc., Class A	35,781	418,280
Matrix Service Co.†	12,678	172,040
MRC Global, Inc.†	37,962	331,788
National Energy Services Reunited Corp.†#	9,982	132,261
Newpark Resources, Inc.†	43,380	150,095
NexTier Oilfield Solutions, Inc.†	78,181	363,542
NOW, Inc.†	52,925	562,593
Oceaneering International, Inc.†	47,956	565,881
Oil States International, Inc.†	29,090	213,230
ProPetro Holding Corp.†	38,723	444,153
RPC, Inc.†	27,764	176,301
Select Energy Services, Inc., Class A†	28,470	179,930
Solaris Oilfield Infrastructure, Inc., Class A	13,917	164,360

		7,633,130

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	7,772	272,098
Domtar Corp.	26,552	983,752
Glatfelter Corp.	21,169	339,762
Neenah, Inc.	8,104	448,313
Schweitzer-Mauduit International, Inc.	15,002	700,593
Verso Corp., Class A	15,132	189,150

		2,933,668

Pastoral & Agricultural - 0.4%

Darling Ingredients, Inc.†	77,742	4,900,856

Patient Monitoring Equipment - 0.1%

CareDx, Inc.†	23,132	1,829,279

Pharmacy Services - 0.0%

Option Care Health, Inc.†	28,552	547,913

Physical Therapy/Rehabilitation Centers - 0.1%

U.S. Physical Therapy, Inc.	6,127	718,329

Physicians Practice Management - 0.0%

Accolade, Inc.†#	6,340	280,989

Pipelines - 0.0%

NextDecade Corp.†	10,153	20,103

Pollution Control - 0.0%

Advanced Emissions Solutions, Inc.#	7,657	43,645
CECO Environmental Corp.†	14,963	122,697

		166,342

Poultry - 0.1%

Sanderson Farms, Inc.	9,739	1,485,198

Power Converter/Supply Equipment - 0.0%

Powell Industries, Inc.	4,333	134,886

Precious Metals - 0.2%

Coeur Mining, Inc.†	116,998	1,054,152
Hecla Mining Co.	252,159	1,646,598

		2,700,750

Printing-Commercial - 0.1%

Cimpress PLC†	8,592	851,295
Deluxe Corp.	20,172	797,399
Ennis, Inc.	12,380	245,372
Quad/Graphics, Inc.	16,056	70,325

		1,964,391

Private Corrections - 0.0%

CoreCivic, Inc.	57,794	414,961

Professional Sports - 0.1%

Liberty Media Corp. - Liberty Braves, Series A†	4,840	142,199
Liberty Media Corp. - Liberty Braves, Series C†	17,545	505,121

		647,320

Protection/Safety - 0.2%

Alarm.com Holdings, Inc.†	22,959	2,017,637
Genasys, Inc.†	16,075	110,435
ShotSpotter, Inc.†	3,887	163,176
Vivint Smart Home, Inc.†	37,604	639,268

		2,930,516

Publishing-Books - 0.1%

Gannett Co, Inc.†	64,299	318,280
Houghton Mifflin Harcourt Co.†	50,995	311,070
Scholastic Corp.	14,035	404,208

		1,033,558

Publishing-Newspapers - 0.2%

TEGNA, Inc.	105,992	1,932,234
Tribune Publishing Co.	7,542	128,063

		2,060,297

Publishing-Periodicals - 0.0%

Meredith Corp.	19,160	474,785
Value Line, Inc.	496	14,314

		489,099

Quarrying - 0.1%

Compass Minerals International, Inc.	16,504	1,041,237

Racetracks - 0.9%

Churchill Downs, Inc.	18,365	4,235,520
Penn National Gaming, Inc.†	75,282	8,716,150

		12,951,670

Radio - 0.1%

Entercom Communications Corp., Class A	56,661	253,274
iHeartMedia, Inc., Class A†	29,524	415,403
Saga Communications, Inc., Class A	1,832	37,886

		706,563

Real Estate Investment Trusts - 5.8%

Acadia Realty Trust	40,985	775,026
Agree Realty Corp.	26,441	1,707,031
Alexander & Baldwin, Inc.	34,830	608,480
Alexander’s, Inc.	1,036	280,870
Alpine Income Property Trust, Inc.	3,233	59,229
American Assets Trust, Inc.	24,315	755,710
American Finance Trust, Inc.	52,759	467,445
Anworth Mtg. Asset Corp.	47,362	131,193
Apollo Commercial Real Estate Finance, Inc.	68,113	905,222
Arbor Realty Trust, Inc.	55,763	929,569
Ares Commercial Real Estate Corp.	14,861	205,230

Armada Hoffler Properties, Inc.	27,795	358,833
ARMOUR Residential REIT, Inc.	30,926	373,277
Blackstone Mtg. Trust, Inc., Class A	66,547	1,943,172
Bluerock Residential Growth REIT, Inc.	11,538	123,687
Broadmark Realty Capital, Inc.	62,165	637,813
Broadstone Net Lease, Inc., Class A	17,145	310,153
BRT Apartments Corp.	5,088	80,594
Capstead Mtg. Corp.	46,059	263,918
CareTrust REIT, Inc.	46,164	1,023,917
CatchMark Timber Trust, Inc., Class A	23,549	240,435
Centerspace	6,285	431,340
Chatham Lodging Trust	22,395	311,962
Cherry Hill Mtg. Investment Corp.#	7,343	72,108
Chimera Investment Corp.	92,744	1,070,266
CIM Commercial Trust Corp.	5,438	66,072
City Office REIT, Inc.	20,686	210,170
Clipper Realty, Inc.	7,179	62,673
Colony Capital, Inc.#	232,059	1,373,789
Colony Credit Real Estate, Inc.	40,619	335,107
Columbia Property Trust, Inc.	55,335	781,330
Community Healthcare Trust, Inc.	10,764	471,786
CorEnergy Infrastructure Trust, Inc.#	6,631	49,534
CorePoint Lodging, Inc.	18,969	172,808
CTO Realty Growth, Inc.†	2,961	153,232
DiamondRock Hospitality Co.†	96,508	976,661
Diversified Healthcare Trust	114,594	515,673
Dynex Capital, Inc.#	10,695	201,280
Easterly Government Properties, Inc.	39,418	866,408
EastGroup Properties, Inc.	18,914	2,574,385
Ellington Financial, Inc.	19,940	313,457
Ellington Residential Mortgage REIT	4,354	53,336
Essential Properties Realty Trust, Inc.	50,240	1,165,568
Farmland Partners, Inc.#	12,400	148,304
Four Corners Property Trust, Inc.	35,513	962,047
Franklin Street Properties Corp.	50,191	248,947
GEO Group, Inc.#	56,921	409,831
Getty Realty Corp.	16,866	471,911
Gladstone Commercial Corp.	16,254	303,625
Gladstone Land Corp.	10,348	185,126
Global Medical REIT, Inc.	21,235	286,035
Global Net Lease, Inc.	43,564	809,419
Granite Point Mtg. Trust, Inc.	26,385	294,457
Great Ajax Corp.	9,996	112,455
Healthcare Realty Trust, Inc.	65,293	1,884,356
Hersha Hospitality Trust†	16,448	182,902
Independence Realty Trust, Inc.	45,793	642,934
INDUS Realty Trust, Inc.	1,560	94,661
Industrial Logistics Properties Trust	31,370	667,240
Innovative Industrial Properties, Inc.	10,497	2,046,915
Invesco Mtg. Capital, Inc.#	88,247	343,281
iStar, Inc.#	34,683	614,583
Kite Realty Group Trust	40,129	769,273
KKR Real Estate Finance Trust, Inc.	13,803	254,389
Ladder Capital Corp.	51,074	584,287
Lexington Realty Trust	132,163	1,416,787
LTC Properties, Inc.	18,788	768,617
Macerich Co.	72,411	935,550
Mack-Cali Realty Corp.	41,949	586,027
MFA Financial, Inc.	219,282	881,514
Monmouth Real Estate Investment Corp.	45,873	794,520
National Health Investors, Inc.	20,792	1,419,470
National Storage Affiliates Trust	30,264	1,166,677
NETSTREIT Corp.	6,457	113,449
New Senior Investment Group, Inc.	39,597	241,938
New York Mtg. Trust, Inc.	183,046	763,302
NexPoint Residential Trust, Inc.	10,700	439,128
Office Properties Income Trust	23,112	584,502
One Liberty Properties, Inc.	7,741	165,735
Orchid Island Capital, Inc.#	33,631	192,706
Pebblebrook Hotel Trust	62,892	1,425,133
PennyMac Mtg. Investment Trust	47,399	899,159
Physicians Realty Trust	100,854	1,714,518
Piedmont Office Realty Trust, Inc., Class A	60,983	1,040,370
Plymouth Industrial REIT, Inc.	11,852	176,832
PotlatchDeltic Corp.	31,665	1,606,999
Preferred Apartment Communities, Inc., Class A	22,983	189,150
PS Business Parks, Inc.	9,713	1,407,025
QTS Realty Trust, Inc., Class A#	30,971	1,923,918
Ready Capital Corp.	20,215	265,221
Redwood Trust, Inc.	54,140	532,738
Retail Opportunity Investments Corp.	55,903	883,826
Retail Properties of America, Inc., Class A	103,628	1,091,203
Retail Value, Inc.	8,431	140,798
RLJ Lodging Trust	79,317	1,245,277
RPT Realty	38,986	427,676
Ryman Hospitality Properties, Inc.	24,382	1,884,485
Sabra Health Care REIT, Inc.	99,266	1,709,360
Safehold, Inc.#	8,690	662,612
Saul Centers, Inc.	5,765	204,196
Seritage Growth Properties, Class A†	16,448	332,085
Service Properties Trust	79,226	1,017,262
SITE Centers Corp.	74,002	987,187
STAG Industrial, Inc.#	72,428	2,285,103
Summit Hotel Properties, Inc.	49,960	517,086
Sunstone Hotel Investors, Inc.	103,870	1,372,123
Tanger Factory Outlet Centers, Inc.#	43,758	688,751
Terreno Realty Corp.	32,221	1,805,665
TPG RE Finance Trust, Inc.	28,992	302,676
Two Harbors Investment Corp.	132,350	955,567
UMH Properties, Inc.	17,941	306,253
Uniti Group, Inc.	93,381	1,112,168
Universal Health Realty Income Trust	6,202	384,214
Urban Edge Properties	56,079	925,303
Urstadt Biddle Properties, Inc., Class A	14,368	231,612
Washington Real Estate Investment Trust	39,866	897,782
Western Asset Mtg. Capital Corp.#	28,759	93,754
Whitestone REIT	19,249	179,978
Xenia Hotels & Resorts, Inc.	54,746	1,093,278

		82,114,992

Real Estate Management/Services - 0.7%

Cushman & Wakefield PLC†#	53,401	826,648
eXp World Holdings, Inc.†#	24,026	1,450,930
Fathom Holdings, Inc.†	2,310	100,670

Marcus & Millichap, Inc.†	11,253	426,151
McGrath RentCorp	11,656	905,205
Newmark Group, Inc., Class A	70,011	701,510
RE/MAX Holdings, Inc., Class A	8,809	367,511
Realogy Holdings Corp.†#	55,394	835,342
Redfin Corp.†	48,180	3,649,153
RMR Group, Inc., Class A	7,347	295,276

		9,558,396

Real Estate Operations & Development - 0.2%

American Realty Investors, Inc.†#	527	4,843
FRP Holdings, Inc.†	3,134	141,469
Kennedy-Wilson Holdings, Inc.	58,350	1,094,646
Legacy Housing Corp.†	3,913	61,473
Maui Land & Pineapple Co., Inc.†	3,255	38,474
St. Joe Co.	15,878	799,140
Stratus Properties, Inc.†	2,842	69,032
Transcontinental Realty Investors, Inc.†	654	13,603

		2,222,680

Recreational Centers - 0.0%

OneSpaWorld Holdings, Ltd.†	21,830	238,165

Recreational Vehicles - 0.1%

Camping World Holdings, Inc., Class A	15,852	496,168
Malibu Boats, Inc., Class A†	9,922	739,586
Marine Products Corp.	3,466	58,263
MasterCraft Boat Holdings, Inc.†	8,953	229,465
OneWater Marine, Inc., Class A†	4,141	147,461

		1,670,943

Recycling - 0.0%

Harsco Corp.†	37,778	618,048

Rental Auto/Equipment - 0.5%

Aaron’s Co., Inc.†	16,290	357,728
Alta Equipment Group, Inc.†#	8,370	88,806
Avis Budget Group, Inc.†	25,439	1,413,137
CAI International, Inc.	8,039	353,716
Herc Holdings, Inc.†	11,755	1,031,619
Nesco Holdings, Inc.†#	6,406	51,889
Rent-A-Center, Inc.	23,420	1,352,739
Textainer Group Holdings, Ltd.†	23,856	621,210
Triton International, Ltd.	29,199	1,687,118

		6,957,962

Resorts/Theme Parks - 0.3%

Marriott Vacations Worldwide Corp.	19,565	3,320,376
SeaWorld Entertainment, Inc.†	24,555	1,219,401

		4,539,777

Retail-Apparel/Shoe - 0.5%

Abercrombie & Fitch Co., Class A	30,110	824,111
American Eagle Outfitters, Inc.	72,869	1,872,733
Boot Barn Holdings, Inc.†	13,794	833,434
Buckle, Inc.	14,002	538,237
Caleres, Inc.	17,469	277,058
Cato Corp., Class A	10,277	126,818
Chico’s FAS, Inc.	57,422	154,465
Children’s Place, Inc.†	6,832	473,116
Designer Brands, Inc., Class A	29,788	372,052
Duluth Holdings, Inc., Class B†	5,347	74,751
Express, Inc.†#	30,719	82,634
Genesco, Inc.†	6,988	314,041
Guess?, Inc.	19,207	484,209
Shoe Carnival, Inc.	4,493	219,977
Tilly’s, Inc., Class A†	10,719	110,620
Vera Bradley, Inc.†	9,905	93,998
Winmark Corp.	1,451	256,087

		7,108,341

Retail-Appliances - 0.0%

Conn’s, Inc.†	8,436	119,707

Retail-Arts & Crafts - 0.0%

Michaels Cos., Inc.†#	35,996	539,940

Retail-Automobile - 0.7%

America’s Car-Mart, Inc.†	3,049	411,615
Asbury Automotive Group, Inc.†	9,309	1,577,410
Group 1 Automotive, Inc.	8,414	1,282,630
Lithia Motors, Inc., Class A	12,563	4,697,934
Rush Enterprises, Inc., Class A	19,777	839,138
Rush Enterprises, Inc., Class B	3,209	121,782
Sonic Automotive, Inc., Class A#	11,283	520,259

		9,450,768

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.	61,282	1,646,035

Retail-Building Products - 0.2%

Aspen Aerogels, Inc.†	9,980	222,055
At Home Group, Inc.†	25,928	653,126
Beacon Roofing Supply, Inc.†	26,387	1,262,090
GMS, Inc.†	20,119	736,356

		2,873,627

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	5,330	245,233

Retail-Discount - 0.3%

Big Lots, Inc.	18,966	1,205,100
BJ’s Wholesale Club Holdings, Inc.†	66,168	2,658,630
Citi Trends, Inc.	4,804	374,183

		4,237,913

Retail-Drug Store - 0.1%

OptimizeRx Corp.†	7,178	381,726
Rite Aid Corp.†	26,451	517,911

		899,637

Retail-Floor Coverings - 0.0%

Lumber Liquidators Holdings, Inc.†	13,799	341,801

Retail-Gardening Products - 0.1%

GrowGeneration Corp.†	17,776	811,119

Retail-Hair Salons - 0.0%

Regis Corp.†#	11,374	133,645

Retail-Home Furnishings - 0.4%

Haverty Furniture Cos., Inc.	7,908	286,032
La-Z-Boy, Inc.	21,529	917,351
RH†	7,621	3,737,110

		4,940,493

Retail-Jewelry - 0.1%

Envela Corp.†#	3,732	19,593
Movado Group, Inc.	7,591	173,075
Signet Jewelers, Ltd.†	25,203	1,254,605

		1,447,273

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	9,967	445,027

Retail-Misc./Diversified - 0.4%

Container Store Group, Inc.†	9,442	144,746
Gaia, Inc.†	5,847	55,663
GameStop Corp., Class A†#	27,634	2,811,483
PriceSmart, Inc.	10,989	1,059,889
Sally Beauty Holdings, Inc.†	54,505	877,531

		4,949,312

Retail-Office Supplies - 0.1%

ODP Corp.	25,238	965,858

Retail-Pawn Shops - 0.1%

FirstCash, Inc.	19,656	1,244,618

Retail-Pet Food & Supplies - 0.2%

Freshpet, Inc.†	19,688	3,068,965
PetMed Express, Inc.#	9,445	327,836

		3,396,801

Retail-Petroleum Products - 0.2%

Clean Energy Fuels Corp.†	62,786	818,730
Murphy USA, Inc.	13,048	1,626,433
World Fuel Services Corp.	30,192	938,367

		3,383,530

Retail-Regional Department Stores - 0.2%

Dillard’s, Inc., Class A	3,490	278,153
Macy’s, Inc.	150,891	2,295,052

		2,573,205

Retail-Restaurants - 1.4%

Biglari Holdings, Inc., Class A†	34	19,908
Biglari Holdings, Inc., Class B†	444	52,010
BJ’s Restaurants, Inc.†	10,659	591,894
Bloomin’ Brands, Inc.	42,298	1,050,682
Brinker International, Inc.	21,664	1,485,934
Carrols Restaurant Group, Inc.†	16,854	104,158
Cheesecake Factory, Inc.	20,480	1,125,376
Chuy’s Holdings, Inc.†	9,474	388,434
Cracker Barrel Old Country Store, Inc.	11,455	1,774,036
Dave & Buster’s Entertainment, Inc.†	21,348	866,942
Del Taco Restaurants, Inc.	14,408	144,656
Denny’s Corp.†	30,009	526,658
Dine Brands Global, Inc.	7,519	594,828
El Pollo Loco Holdings, Inc.†	8,990	164,787
Fiesta Restaurant Group, Inc.†	8,696	132,701
Jack in the Box, Inc.	10,947	1,120,425
Kura Sushi USA, Inc., Class A†#	1,628	48,661
Noodles & Co.†	15,095	142,497
Papa John’s International, Inc.	15,811	1,425,994
Red Robin Gourmet Burgers, Inc.†	7,472	229,316
Ruth’s Hospitality Group, Inc.	15,658	357,081
Shake Shack, Inc., Class A†	16,953	2,008,591
Texas Roadhouse, Inc.	31,742	2,884,713
Waitr Holdings, Inc.†#	40,438	128,593
Wingstop, Inc.	14,318	1,949,396

		19,318,271

Retail-Sporting Goods - 0.1%

Academy Sports & Outdoors, Inc.†#	14,356	343,970
Hibbett Sports, Inc.†	7,971	512,216
Sportsman’s Warehouse Holdings, Inc.†	20,668	350,116
Zumiez, Inc.†	10,109	455,714

		1,662,016

Retail-Vision Service Center - 0.1%

National Vision Holdings, Inc.†	38,871	1,845,984

Retirement/Aged Care - 0.0%

Brookdale Senior Living, Inc.†	88,730	516,408
Five Star Senior Living, Inc.†	9,126	60,962

		577,370

Rubber-Tires - 0.2%

Cooper Tire & Rubber Co.	24,354	1,394,023
Goodyear Tire & Rubber Co.†	111,703	1,877,727

		3,271,750

Rubber/Plastic Products - 0.2%

Myers Industries, Inc.	17,317	383,398
Raven Industries, Inc.	17,224	675,181
Trinseo SA	18,490	1,196,488

		2,255,067

Satellite Telecom - 0.2%

Gogo, Inc.†#	26,658	315,898
Iridium Communications, Inc.†	56,823	2,176,889
KVH Industries, Inc.†	7,976	108,952
Loral Space & Communications, Inc.#	6,206	275,174

		2,876,913

Savings & Loans/Thrifts - 1.0%

Axos Financial, Inc.†	27,643	1,279,042
Banc of California, Inc.	21,572	400,376
BankFinancial Corp.	6,394	60,423
Berkshire Hills Bancorp, Inc.	21,873	440,960
Brookline Bancorp, Inc.	37,463	533,098
Capitol Federal Financial, Inc.	62,951	837,878
Community Bankers Trust Corp.	10,519	81,627
Eagle Bancorp Montana, Inc.	3,042	66,224
ESSA Bancorp, Inc.	4,393	69,014
First Capital, Inc.#	1,573	75,583
First Savings Financial Group, Inc.	902	56,384
Flushing Financial Corp.	14,211	294,878
FS Bancorp, Inc.	1,813	109,922
Greene County Bancorp, Inc.	1,471	35,172
Hingham Institution for Savings	683	165,546
Home Bancorp, Inc.	3,611	116,816
HomeTrust Bancshares, Inc.	7,553	174,776
Investors Bancorp, Inc.	111,445	1,486,676
Meridian Bancorp, Inc.	22,605	378,634
Northfield Bancorp, Inc.	23,043	315,459
Northwest Bancshares, Inc.	56,637	799,714
OceanFirst Financial Corp.	28,661	622,804
Oconee Federal Financial Corp.	495	12,375
Pacific Premier Bancorp, Inc.	38,635	1,556,990
Provident Financial Holdings, Inc.	2,893	45,565
Provident Financial Services, Inc.	34,703	702,042

Prudential Bancorp, Inc.	3,851	52,181
Riverview Bancorp, Inc.	10,207	67,366
Southern Missouri Bancorp, Inc.	3,716	136,526
Territorial Bancorp, Inc.	3,788	93,109
Timberland Bancorp, Inc.	3,598	99,845
Washington Federal, Inc.	36,478	1,102,365
Waterstone Financial, Inc.	10,507	204,151
WSFS Financial Corp.	24,252	1,288,751

		13,762,272

Schools - 0.3%

Adtalem Global Education, Inc.†	25,146	988,238
American Public Education, Inc.†	6,970	205,197
Aspen Group, Inc.†	10,759	95,540
Laureate Education, Inc., Class A†	51,965	714,519
Perdoceo Education Corp.†	33,447	430,463
Strategic Education, Inc.	11,660	1,060,127
Stride, Inc.†	19,545	470,057
Universal Technical Institute, Inc.†	13,941	85,458

		4,049,599

Security Services - 0.1%

Brink’s Co.	23,776	1,826,710

Semiconductor Components-Integrated Circuits - 0.3%

MaxLinear, Inc.†	33,122	1,317,262
Power Integrations, Inc.	28,483	2,517,043

		3,834,305

Semiconductor Equipment - 0.8%

Axcelis Technologies, Inc.†	16,077	592,759
Brooks Automation, Inc.	35,095	2,918,500
CMC Materials, Inc.	14,027	2,391,603
Cohu, Inc.	19,862	863,004
FormFactor, Inc.†	37,305	1,692,528
Onto Innovation, Inc.†	22,919	1,431,521
Ultra Clean Holdings, Inc.†	19,380	898,844
Veeco Instruments, Inc.†	23,507	505,401

		11,294,160

Silver Mining - 0.0%

Gatos Silver, Inc.†	11,420	159,423
Pan American Silver Corp. CVR†	171,891	163,297

		322,720

Software Tools - 0.2%

Digital Turbine, Inc.†	40,690	3,359,773

Steel Pipe & Tube - 0.3%

Advanced Drainage Systems, Inc.	27,217	2,994,414
Northwest Pipe Co.†	4,648	158,172
Omega Flex, Inc.	1,404	242,190
TimkenSteel Corp.†	21,724	175,530

		3,570,306

Steel-Producers - 0.6%

Carpenter Technology Corp.	22,942	932,822
Cleveland-Cliffs, Inc.	219,967	2,934,360
Commercial Metals Co.	57,466	1,445,270
Schnitzer Steel Industries, Inc., Class A	12,467	430,610
United States Steel Corp.	126,054	2,093,757

		7,836,819

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.†	61,311	1,205,374

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†	13,005	309,389

SupraNational Banks - 0.0%

Banco Latinoamericano de Comercio Exterior SA, Class E	14,957	228,244

Telecom Equipment-Fiber Optics - 0.0%

Clearfield, Inc.†	5,398	174,949

Telecom Services - 0.2%

ATN International, Inc.	5,407	263,213
Consolidated Communications Holdings, Inc.†	35,151	184,894
GTT Communications, Inc.†#	15,390	28,933
HC2 Holdings, Inc.†	27,020	94,570
Ooma, Inc.†	10,181	160,860
ORBCOMM, Inc.†	35,765	272,887
Spok Holdings, Inc.	8,550	91,656
Vonage Holdings Corp.†	113,254	1,497,218

		2,594,231

Telecommunication Equipment - 0.4%

Acacia Communications, Inc.†	18,780	2,159,512
ADTRAN, Inc.	23,108	389,139
Cambium Networks Corp.†	2,695	113,972
DZS, Inc.†	5,813	96,728
Harmonic, Inc.†	46,412	359,461
PCTEL, Inc.	8,632	65,258
Plantronics, Inc.	16,729	677,357
Preformed Line Products Co.	1,455	106,739
Viavi Solutions, Inc.†	110,413	1,787,034

		5,755,200

Telephone-Integrated - 0.1%

Alaska Communications Systems Group, Inc.	25,064	81,959
Cincinnati Bell, Inc.†	24,221	370,097
IDT Corp., Class B†	9,576	171,889
Shenandoah Telecommunications Co.	23,283	1,032,601

		1,656,546

Television - 0.2%

AMC Networks, Inc., Class A†	13,734	900,813
Gray Television, Inc.†	41,950	761,393
Sinclair Broadcast Group, Inc., Class A	21,341	660,077

		2,322,283

Textile-Apparel - 0.0%

Unifi, Inc.†	6,634	165,386

Textile-Products - 0.1%

Albany International Corp., Class A	14,858	1,174,525

Theaters - 0.1%

AMC Entertainment Holdings, Inc., Class A#	37,235	298,252
Cinemark Holdings, Inc.#	51,649	1,159,520

		1,457,772

Therapeutics - 0.2%

Akebia Therapeutics, Inc.†	69,192	239,404
Anika Therapeutics, Inc.†	6,746	247,578
CorMedix, Inc.†#	15,334	230,010
Fennec Pharmaceuticals, Inc.†	10,514	76,962
Flexion Therapeutics, Inc.†#	21,149	233,062
G1 Therapeutics, Inc.†	16,480	364,208
La Jolla Pharmaceutical Co.†#	8,708	45,630
MannKind Corp.†#	108,019	616,789
Recro Pharma, Inc.†	9,363	32,115

		2,085,758

Tobacco - 0.1%

Greenlane Holdings, Inc., Class A†	4,965	26,612
Turning Point Brands, Inc.	5,733	282,064
Universal Corp.	11,738	596,525
Vector Group, Ltd.	67,476	921,048

		1,826,249

Toys - 0.0%

Funko, Inc., Class A†#	11,781	159,986

Traffic Management Sys - 0.0%

Arlo Technologies, Inc.†	38,265	266,324

Transactional Software - 0.0%

Synchronoss Technologies, Inc.†	19,076	84,507

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	28,406	753,895
Atlas Air Worldwide Holdings, Inc.†	12,437	685,652

		1,439,547

Transport-Equipment & Leasing - 0.2%

GATX Corp.	16,826	1,605,705
General Finance Corp.†	4,995	50,400
Greenbrier Cos., Inc.	15,574	732,757
Willis Lease Finance Corp.†	1,417	45,769

		2,434,631

Transport-Marine - 0.3%

Ardmore Shipping Corp.	16,206	63,852
Costamare, Inc.	24,423	235,682
DHT Holdings, Inc.	53,864	300,561
Diamond S Shipping, Inc.†	13,220	107,082
Dorian LPG, Ltd.†	18,222	226,864
Eagle Bulk Shipping, Inc.†	3,050	89,487
Eneti, Inc.†#	4,469	88,620
Frontline, Ltd.#	56,990	385,822
Genco Shipping & Trading, Ltd.	8,266	86,793
Golar LNG, Ltd.†	43,981	496,545
International Seaways, Inc.	11,602	201,179
Nordic American Tankers, Ltd.#	71,206	211,482
Overseas Shipholding Group, Inc., Class A†	31,894	70,167
Pangaea Logistics Solutions, Ltd.	5,108	15,350
Safe Bulkers, Inc.†#	25,069	68,940
Scorpio Tankers, Inc.	24,439	360,720
SEACOR Holdings, Inc.†	9,273	394,195
SFL Corp., Ltd.	45,695	344,540
Tidewater, Inc.†	19,522	243,244

		3,991,125

Transport-Services - 0.4%

CryoPort, Inc.†	16,870	1,002,753
Daseke, Inc.†	22,010	121,495
Echo Global Logistics, Inc.†	12,657	352,624
Forward Air Corp.	13,216	1,133,536
Hub Group, Inc., Class A†	15,825	911,204
Matson, Inc.	20,671	1,431,880
Radiant Logistics, Inc.†	18,900	127,953
Universal Logistics Holdings, Inc.	3,708	86,804

		5,168,249

Transport-Truck - 0.4%

ArcBest Corp.	12,173	718,085
Covenant Logistics Group, Inc.†	5,629	102,335
Heartland Express, Inc.	23,526	428,173
Marten Transport, Ltd.	28,597	462,700
P.A.M. Transportation Services, Inc.†	874	50,683
Saia, Inc.†	12,698	2,546,330
US Xpress Enterprises, Inc., Class A†	10,703	99,003
Werner Enterprises, Inc.	29,442	1,263,651

		5,670,960

Travel Services - 0.0%

Liberty TripAdvisor Holdings, Inc., Class A†	35,118	197,714

Venture Capital - 0.0%

Safeguard Scientifics, Inc.†	9,543	73,004

Veterinary Diagnostics - 0.1%

Heska Corp.†	3,363	633,589

Vitamins & Nutrition Products - 0.1%

Calyxt, Inc.†#	4,994	47,643
LifeVantage Corp.†	6,621	57,934
Nature’s Sunshine Products, Inc.†	4,285	70,617
USANA Health Sciences, Inc.†	5,587	542,274

		718,468

Water - 0.3%

American States Water Co.	17,819	1,301,678
Artesian Resources Corp., Class A	3,888	143,856
California Water Service Group	23,880	1,312,206
Consolidated Water Co., Ltd.	7,002	90,676
Global Water Resources, Inc.	6,180	107,099
Middlesex Water Co.	8,240	565,841
SJW Group	12,749	799,107
Vidler Water Resources, Inc.†	8,056	73,632
York Water Co.	6,275	261,103

		4,655,198

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†	19,394	341,334
Pure Cycle Corp.†	9,381	110,321

		451,655

Web Hosting/Design - 0.3%

NIC, Inc.	31,791	1,103,466
Q2 Holdings, Inc.†	24,325	2,964,731

		4,068,197

Wire & Cable Products - 0.1%

Belden, Inc.	21,326	942,823
Encore Wire Corp.	9,846	645,208
Insteel Industries, Inc.	8,963	276,777

		1,864,808

Wireless Equipment - 0.2%

Anterix, Inc.†	5,253	221,834
CalAmp Corp.†	16,518	184,506
Casa Systems, Inc.†	15,315	125,736
InterDigital, Inc.	14,876	942,692
Maxar Technologies, Inc.	29,529	1,412,963
Powerfleet, Inc.†	13,749	108,205
Resonant, Inc.†	24,584	125,624
Ribbon Communications, Inc.†	32,930	284,515

		3,406,075

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	18,439	422,806
ViewRay, Inc.†	53,844	234,760

		657,566

Total Common Stocks
(cost $825,792,949)		1,333,130,977

WARRANTS† - 0.0%
Oil Companies-Exploration & Production - 0.0%

Whiting Petroleum Corp., Series A Expires 09/01/2024	2,303	7,369
Whiting Petroleum Corp., Series B Expires 09/02/2025	1,151	3,223

Total Warrants
(cost $0)		10,592

Total Long-Term Investment Securities
(cost $825,792,949)		1,333,141,569

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Registered Investment Companies - 2.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(2)(3)	31,598,806	31,598,806

U.S. Government Treasuries - 0.7%

United States Treasury Bills
0.12% due 08/12/2021(4)	$2,000,000	1,999,476
0.12% due 10/07/2021(4)	300,000	299,908
0.15% due 04/22/2021(4)	3,500,000	3,499,836
0.15% due 06/17/2021(4)	600,000	599,906
0.16% due 04/22/2021(4)	100,000	99,995
0.16% due 05/20/2021(4)	3,000,000	2,999,683

		9,498,804

Total Short-Term Investment Securities
(cost $41,095,448)		41,097,610

REPURCHASE AGREEMENTS - 4.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $65,249,000 and collateralized by $62,198,000 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of 66,554,033 (cost $65,249,000)	65,249,000	65,249,000

TOTAL INVESTMENTS
(cost $932,137,397)	102.4%	1,439,488,179
Liabilities in excess of other assets	(2.4)	(33,170,767)

NET ASSETS	100.0%	$1,406,317,412

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $1,251,655 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

At February 28, 2021, the Fund had loaned securities with a total value of $59,323,146. This was secured by collateral of $31,598,806, which was received in cash and subsequently invested in short-term investments currently valued at $31,598,806 as reported in the Portfolio of Investments. Additional collateral of $29,857,640 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$1,121,979
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	2,655,069
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	525,765
United States Cash Management Bills	0.00%	06/01/2021 to 06/01/2021	19,496
United States Treasury Bills	0.00%	03/18/2021 to 12/30/2021	1,652,301
United States Treasury Notes/Bonds	zero coupon to 8.13%	03/15/2021 to 11/15/2050	23,883,030

(3)	The rate shown is the 7-day yield as of February 28, 2021.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR	- Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
715	Long	E-mini Russell 2000 Index	March 2021	$70,056,901	$78,621,400	$8,564,499

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance - Commercial	$2,108,115	$—	$9,676	$2,117,791
Medical - Biomedical/Gene	129,929,977	—	36,395	129,966,372
Medical - Drugs	23,816,337	—	0	23,816,337
Metal - Diversified	—	—	0	0
Multimedia	598,641	—	0	598,641
Oil Companies - Exploration & Production	14,402,628	—	0	14,402,628
Other Industries	1,162,229,208	—	—	1,162,229,208
Warrants	10,592	—	—	10,592
Short-Term Investment Securities:
Registered Investment Companies	31,598,806	—	—	31,598,806
U.S. Government Treasuries	—	9,498,804	—	9,498,804
Repurchase Agreements	—	65,249,000	—	65,249,000

Total Investments at Value	$1,364,694,304	$74,747,804	$46,071	$1,439,488,179

Other Financial Instruments:†
Futures Contracts	$8,564,499	$—	$—	$8,564,499

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.2%
Apparel Manufacturers - 0.3%

Delta Apparel, Inc.†	28,888	$787,487

Applications Software - 0.8%

Concentrix Corp.†	16,072	1,985,053

Auto/Truck Parts & Equipment-Replacement - 1.3%

Douglas Dynamics, Inc.	66,825	3,219,629

Banks-Commercial - 10.9%

Associated Banc-Corp	148,441	2,991,086
CVB Financial Corp.	87,027	1,863,248
First Citizens BancShares, Inc., Class A	10,077	7,435,717
First Hawaiian, Inc.	57,774	1,611,317
Hancock Whitney Corp.	58,568	2,210,942
Renasant Corp.	67,317	2,644,212
South State Corp.	32,496	2,562,635
UMB Financial Corp.	77,582	6,545,593

		27,864,750

Beverages-Non-alcoholic - 0.7%

Primo Water Corp.	133,148	1,902,685

Building & Construction Products-Misc. - 0.6%

Simpson Manufacturing Co., Inc.	16,526	1,610,624

Building Products-Cement - 3.2%

Eagle Materials, Inc.	66,037	8,279,719

Building Products-Doors & Windows - 0.7%

Griffon Corp.	73,822	1,816,021

Chemicals-Diversified - 3.2%

Huntsman Corp.	29,536	806,333
Innospec, Inc.	73,248	7,357,761

		8,164,094

Chemicals-Specialty - 2.7%

Atotech, Ltd.#	39,670	804,904
Element Solutions, Inc.	65,254	1,177,835
Ferro Corp.†	51,682	820,194
Minerals Technologies, Inc.	9,227	657,239
NewMarket Corp.	6,400	2,425,472
PQ Group Holdings, Inc.	69,753	1,071,406

		6,957,050

Commercial Services-Finance - 1.3%

CBIZ, Inc.†	73,460	2,214,819
Franchise Group, Inc.	35,045	1,229,379

		3,444,198

Computer Services - 2.1%

MAXIMUS, Inc.	25,494	2,072,152
Parsons Corp.†	62,475	2,232,857
Sykes Enterprises, Inc.†	23,622	965,195

		5,270,204

Computers-Memory Devices - 0.0%

GlassBridge Enterprises, Inc.†	292	17,812

Consumer Products-Misc. - 5.9%

Central Garden & Pet Co.†	45,014	2,052,638
Central Garden & Pet Co., Class A†	43,272	1,796,221
Helen of Troy, Ltd.†	20,313	4,403,858
Quanex Building Products Corp.	112,530	2,737,855
Spectrum Brands Holdings, Inc.	53,050	4,114,028

		15,104,600

Containers-Metal/Glass - 1.7%

Silgan Holdings, Inc.	114,681	4,307,418

Containers-Paper/Plastic - 1.3%

Matthews International Corp., Class A	16,388	585,051
TriMas Corp.†	81,430	2,735,234

		3,320,285

Cosmetics & Toiletries - 0.3%

Edgewell Personal Care Co.	25,080	767,197

Dental Supplies & Equipment - 0.7%

Patterson Cos., Inc.	55,365	1,719,637

Distribution/Wholesale - 2.2%

Avient Corp.	132,024	5,706,077

Diversified Operations/Commercial Services - 0.9%

Viad Corp.	57,498	2,405,716

Electric-Integrated - 1.8%

ALLETE, Inc.	28,645	1,779,714
Hawaiian Electric Industries, Inc.	83,889	2,932,759

		4,712,473

Electronic Components-Misc. - 2.2%

Atkore, Inc.†	83,815	5,670,085

Electronic Components-Semiconductors - 0.2%

DSP Group, Inc.†	38,828	604,552

Electronic Security Devices - 0.8%

API Group Corp.†*	109,549	2,026,657

Energy-Alternate Sources - 0.3%

Alto Ingredients, Inc.†#	103,322	669,527

Enterprise Software/Service - 0.2%

Verint Systems, Inc.†	8,398	413,937

Finance-Leasing Companies - 0.4%

Air Lease Corp.	23,007	1,055,101

Food-Baking - 0.8%

Hostess Brands, Inc.†	145,537	2,094,277

Food-Catering - 1.1%

Healthcare Services Group, Inc.	98,376	2,798,797

Food-Confectionery - 0.8%

Tootsie Roll Industries, Inc.	19,781	609,453
Utz Brands, Inc.	57,037	1,441,325

		2,050,778

Food-Misc./Diversified - 4.3%

J&J Snack Foods Corp.	42,186	6,697,449
Nomad Foods, Ltd.†	185,850	4,389,777

		11,087,226

Footwear & Related Apparel - 0.7%

Steven Madden, Ltd.	45,771	1,693,069

Housewares - 0.7%

Tupperware Brands Corp.†	56,311	1,721,427

Human Resources - 1.1%

Korn Ferry	47,330	2,913,162

Insurance-Life/Health - 0.7%

CNO Financial Group, Inc.	52,068	1,252,756
National Western Life Group, Inc., Class A	3,132	654,056

		1,906,812

Insurance-Property/Casualty - 4.0%

Enstar Group, Ltd.†	12,666	2,692,665
Hanover Insurance Group, Inc.	27,983	3,227,839
ProAssurance Corp.	60,702	1,502,375
Stewart Information Services Corp.	58,812	2,775,926

		10,198,805

Investment Companies - 1.0%

Apollo Investment Corp.	84,839	1,173,323
New Mountain Finance Corp.	120,161	1,488,795

		2,662,118

Investment Management/Advisor Services - 0.2%

Westwood Holdings Group, Inc.	27,461	473,702

Machinery-Electrical - 2.5%

Babcock & Wilcox Enterprises, Inc.†	96,108	680,445
Franklin Electric Co., Inc.	75,552	5,670,933

		6,351,378

Machinery-Farming - 0.7%

Alamo Group, Inc.	11,388	1,738,150

Machinery-General Industrial - 1.1%

Kadant, Inc.	15,574	2,709,876

Machinery-Pumps - 2.1%

CSW Industrials, Inc.	38,785	4,870,233
NN, Inc.†	72,048	440,213

		5,310,446

Medical Instruments - 0.4%

Natus Medical, Inc.†	43,078	1,116,151

Medical Labs & Testing Services - 0.3%

Ortho Clinical Diagnostics Holdings PLC†	46,000	795,800

Medical-Drugs - 0.7%

Prestige Consumer Healthcare, Inc.†	40,540	1,690,923

Medical-Wholesale Drug Distribution - 1.3%

Owens & Minor, Inc.	70,428	2,395,256
Premier, Inc., Class A	25,044	846,988

		3,242,244

Metal Processors & Fabrication - 2.7%

Mayville Engineering Co., Inc.†	38,254	535,939
Mueller Industries, Inc.	158,275	6,432,296

		6,968,235

Networking Products - 0.4%

NETGEAR, Inc.†	25,691	1,027,640

Office Supplies & Forms - 0.4%

ACCO Brands Corp.	135,304	1,095,962

Oil & Gas Drilling - 0.5%

Patterson-UTI Energy, Inc.	189,492	1,402,241

Oil Companies-Exploration & Production - 2.3%

Berry Corp.	100,712	499,531
Denbury, Inc.†	36,049	1,541,095
Magnolia Oil & Gas Corp., Class A†#	126,247	1,522,539
Southwestern Energy Co.†	243,195	984,940
Whiting Petroleum Corp.†	36,130	1,239,259

		5,787,364

Oil Field Machinery & Equipment - 0.1%

Forum Energy Technologies, Inc.†#	11,287	240,977

Paper & Related Products - 2.7%

Neenah, Inc.	71,608	3,961,354
Schweitzer-Mauduit International, Inc.	62,168	2,903,246

		6,864,600

Printing-Commercial - 0.8%

Deluxe Corp.	21,379	845,112
Ennis, Inc.	60,897	1,206,978

		2,052,090

Publishing-Newspapers - 0.1%

A.H. Belo Corp., Class A	128,280	261,691

Quarrying - 0.7%

Compass Minerals International, Inc.	27,848	1,756,930

Real Estate Investment Trusts - 2.8%

Acadia Realty Trust	20,856	394,387
Apollo Commercial Real Estate Finance, Inc.	98,770	1,312,653
New York Mtg. Trust, Inc.	295,208	1,231,017
Two Harbors Investment Corp.	356,279	2,572,335
Washington Real Estate Investment Trust	77,561	1,746,674

		7,257,066

Recycling - 0.5%

Harsco Corp.†	76,677	1,254,436

Retail-Apparel/Shoe - 0.1%

American Eagle Outfitters, Inc.	14,430	370,851

Retail-Discount - 0.9%

BJ’s Wholesale Club Holdings, Inc.†	58,235	2,339,882

Retail-Misc./Diversified - 0.1%

Container Store Group, Inc.†	22,553	345,738

Retail-Restaurants - 3.8%

Denny’s Corp.†	222,224	3,900,031
Dine Brands Global, Inc.	40,800	3,227,688
Jack in the Box, Inc.	26,515	2,713,811

		9,841,530

Rubber/Plastic Products - 0.7%

Myers Industries, Inc.	83,455	1,847,694

Semiconductor Equipment - 0.7%

Brooks Automation, Inc.	21,944	1,824,863

Specified Purpose Acquisitions - 2.8%

Ajax I†	47,068	584,114
Capitol Investment Corp. V†	32,900	352,030
Gores Metropoulos II, Inc.†	42,096	449,164
Juniper Industrial Holdings, Inc., Class A†	87,763	1,174,269
Landcadia Holdings III, Inc., Class A†#	23,804	248,038
Mason Industrial Technology, Inc.†	60,500	617,100
Nebula Caravel Acquisition Corp.†	16,012	164,923
Pershing Square Tontine Holdings, Ltd., Class A†	91,360	2,681,416
Pine Island Acquisition Corp.†	52,662	626,678
SVF Investment Corp.†	25,376	326,843

		7,224,575

Transport-Marine - 0.2%

Nordic American Tankers, Ltd.#	137,413	408,117

Transport-Truck - 0.7%

Werner Enterprises, Inc.	43,159	1,852,384

Wire & Cable Products - 0.5%

Belden, Inc.	27,681	1,223,777

X-Ray Equipment - 0.5%

Varex Imaging Corp.†	50,993	1,169,270

Total Long-Term Investment Securities
(cost $196,765,778)		246,775,642

SHORT-TERM INVESTMENT SECURITIES - 0.6%
Registered Investment Companies - 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(1)(2)
(cost $1,570,966)	1,570,966	1,570,966

TOTAL INVESTMENTS
(cost $198,336,744)	96.8%	248,346,608
Other assets less liabilities	3.2	8,332,948

NET ASSETS	100.0%	$256,679,556

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2021, the aggregate value of these securities was $2,026,657 representing 0.8% of net assets.

(1)

At February 28, 2021, the Fund had loaned securities with a total value of $3,028,569. This was secured by collateral of $1,570,966, which was received in cash and subsequently invested in short-term investments currently valued at $1,570,966 as reported in the Portfolio of Investments. Additional collateral of $1,509,169 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
United States Treasury Bills	0.00%	03/18/2021 to 07/29/2021	$96,906
United States Treasury Notes/Bonds	0.13% to 6.13%	03/31/2021 to 05/15/2050	1,412,263

(2)	The rate shown is the 7-day yield as of February 28, 2021.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$246,775,642	$—	$—	$246,775,642
Short-Term Investment Securities	1,570,966	—	—	1,570,966

Total Investments at Value	$248,346,608	$—	$—	$248,346,608

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Porfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.8%
Aerospace/Defense - 1.8%

Kratos Defense & Security Solutions, Inc.†	45,941	$1,263,377
Teledyne Technologies, Inc.†	5,749	2,132,879

		3,396,256

Aerospace/Defense-Equipment - 0.7%

HEICO Corp., Class A	10,516	1,217,332

Apparel Manufacturers - 1.3%

Deckers Outdoor Corp.†	7,642	2,492,133

Applications Software - 3.0%

Asana, Inc., Class A†	6,747	233,648
Duck Creek Technologies, Inc.†	37,489	1,773,230
Elastic NV†	18,864	2,535,133
JFrog, Ltd.†	19,255	1,029,950

		5,571,961

Athletic Equipment - 0.6%

YETI Holdings, Inc.†	16,975	1,167,371

Auto/Truck Parts & Equipment-Original - 0.8%

Fox Factory Holding Corp.†	11,757	1,494,903

Building & Construction Products-Misc. - 1.1%

AZEK Co., Inc.†	47,260	2,084,639

Building Products-Air & Heating - 0.5%

Lennox International, Inc.	3,505	980,594

Chemicals-Specialty - 0.9%

Ashland Global Holdings, Inc.	19,688	1,656,155

Coatings/Paint - 1.3%

RPM International, Inc.	31,484	2,507,386

Commercial Services-Finance - 2.5%

Avalara, Inc.†	18,039	2,831,041
Shift4 Payments, Inc., Class A†	24,349	1,862,698

		4,693,739

Computer Data Security - 2.2%

Rapid7, Inc.†	26,575	2,026,078
Varonis Systems, Inc.†	10,958	2,011,231

		4,037,309

Computer Software - 4.3%

Bandwidth, Inc., Class A†	7,609	1,204,961
Dynatrace, Inc.†	58,014	2,886,777
MongoDB, Inc.†#	5,966	2,302,458
nCino, Inc.†	9,391	642,157
Sumo Logic, Inc.†	33,567	1,019,765

		8,056,118

Consulting Services - 1.1%

Booz Allen Hamilton Holding Corp.	25,685	1,981,341

Diagnostic Equipment - 4.7%

10X Genomics, Inc., Class A†	10,088	1,795,563
Neogen Corp.†	10,967	898,417
PerkinElmer, Inc.	26,622	3,356,768
Quanterix Corp.†	16,867	1,277,675
Repligen Corp.†	6,382	1,355,473

		8,683,896

Disposable Medical Products - 1.0%

Teleflex, Inc.	4,784	1,904,606

Distribution/Wholesale - 1.9%

Pool Corp.	5,223	1,748,504
SiteOne Landscape Supply, Inc.†#	11,000	1,743,610

		3,492,114

E-Commerce/Products - 1.8%

Etsy, Inc.†	9,376	2,065,252
Stitch Fix, Inc., Class A†	16,301	1,243,929

		3,309,181

E-Commerce/Services - 0.4%

Bumble, Inc., Class A†	11,243	756,766

Electric Products-Misc. - 1.3%

Novanta, Inc.†	18,184	2,406,289

Electronic Components-Semiconductors - 2.2%

Lattice Semiconductor Corp.†	30,162	1,451,396
Monolithic Power Systems, Inc.	7,116	2,665,084

		4,116,480

Electronic Measurement Instruments - 1.3%

Badger Meter, Inc.	21,619	2,347,607

Electronic Security Devices - 0.9%

Allegion PLC	16,055	1,746,463

Energy-Alternate Sources - 1.3%

Enphase Energy, Inc.†	8,996	1,583,836
Plug Power, Inc.†	10,716	518,440
Shoals Technologies Group, Inc., Class A†	12,733	415,350

		2,517,626

Engineering/R&D Services - 1.0%

Jacobs Engineering Group, Inc.	15,946	1,835,066

Enterprise Software/Service - 4.9%

Bill.com Holdings, Inc.†	10,259	1,692,838
Blackline, Inc.†	16,810	2,084,776
HubSpot, Inc.†	7,836	4,035,540
Vertex, Inc., Class A†	45,484	1,398,633

		9,211,787

Environmental Consulting & Engineering - 0.8%

Tetra Tech, Inc.	10,170	1,407,223

Finance-Investment Banker/Broker - 0.5%

Evercore, Inc., Class A	8,546	1,023,554

Garden Products - 0.9%

Scotts Miracle-Gro Co.	8,140	1,735,041

Healthcare Safety Devices - 0.8%

Tandem Diabetes Care, Inc.†	15,806	1,517,218

Hotels/Motels - 0.8%

Choice Hotels International, Inc.	14,245	1,493,873

Industrial Automated/Robotic - 1.7%

Colfax Corp.†	72,319	3,207,348

Internet Application Software - 2.2%

Anaplan, Inc.†	12,049	783,065
Zendesk, Inc.†	23,325	3,408,715

		4,191,780

Investment Management/Advisor Services - 0.6%

Stifel Financial Corp.	17,900	1,093,332

Machinery-General Industrial - 2.2%

Chart Industries, Inc.†	14,106	2,018,428
IDEX Corp.	10,384	2,026,645

		4,045,073

Machinery-Pumps - 0.8%

Xylem, Inc.	14,217	1,415,444

Medical Instruments - 1.7%

Bio-Techne Corp.	8,942	3,234,232

Medical Products - 2.6%

Castle Biosciences, Inc.†	14,243	1,083,608
iRhythm Technologies, Inc.†	4,257	684,951
Nevro Corp.†	9,350	1,544,433
West Pharmaceutical Services, Inc.	5,325	1,494,461

		4,807,453

Medical-Biomedical/Gene - 11.9%

Allogene Therapeutics, Inc.†	19,358	671,916
Alnylam Pharmaceuticals, Inc.†	10,745	1,591,334
Arena Pharmaceuticals, Inc.†	12,103	972,476
Argenx SE ADR†	5,911	1,954,649
Atea Pharmaceuticals, Inc.†#	13,317	1,003,569
Beam Therapeutics, Inc.†#	24,280	2,164,076
Berkeley Lights, Inc.†	7,968	493,777
Certara, Inc.†	13,196	457,241
Exelixis, Inc.†	64,906	1,405,864
Guardant Health, Inc.†	26,614	3,917,049
Halozyme Therapeutics, Inc.†	50,560	2,287,840
Novavax, Inc.†	3,029	700,396
Relay Therapeutics, Inc.†	12,200	503,494
REVOLUTION Medicines, Inc.†	10,467	478,133
Turning Point Therapeutics, Inc.†	6,665	785,870
Twist Bioscience Corp.†	3,431	472,243
Ultragenyx Pharmaceutical, Inc.†	11,683	1,653,612
Y-mAbs Therapeutics, Inc.†	19,829	697,386

		22,210,925

Medical-Drugs - 0.5%

Galapagos NV ADR†#	11,487	948,826

Medical-HMO - 1.6%

Molina Healthcare, Inc.†	13,574	2,942,300

Medical-Outpatient/Home Medical - 0.3%

American Well Corp., Class A†	26,368	645,225

Metal Processors & Fabrication - 1.7%

Proto Labs, Inc.†	5,146	749,669
RBC Bearings, Inc.†	11,791	2,347,117

		3,096,786

Office Supplies & Forms - 1.1%

Avery Dennison Corp.	11,241	1,969,536

Power Converter/Supply Equipment - 2.4%

Generac Holdings, Inc.†	13,619	4,488,278

Racetracks - 0.6%

Churchill Downs, Inc.	4,477	1,032,530

Recreational Vehicles - 0.9%

Brunswick Corp.	19,500	1,723,215

Retail-Automobile - 0.3%

Vroom, Inc.†	12,946	572,860

Retail-Floor Coverings - 1.2%

Floor & Decor Holdings, Inc., Class A†	23,377	2,222,919

Retail-Home Furnishings - 1.2%

RH†	4,495	2,204,213

Retail-Misc./Diversified - 1.3%

Five Below, Inc.†	12,968	2,413,604

Retail-Pet Food & Supplies - 1.4%

Freshpet, Inc.†	16,587	2,585,582

Retail-Restaurants - 1.4%

Texas Roadhouse, Inc.	19,754	1,795,243
Wingstop, Inc.	5,537	753,863

		2,549,106

Semiconductor Equipment - 5.7%

Allegro MicroSystems, Inc.†	62,247	1,627,137
Brooks Automation, Inc.	10,917	907,858
Entegris, Inc.	30,807	3,241,204
MKS Instruments, Inc.	15,350	2,531,215
Teradyne, Inc.	18,166	2,336,329

		10,643,743

Therapeutics - 2.4%

Agios Pharmaceuticals, Inc.†	40,210	1,907,562
Neurocrine Biosciences, Inc.†	23,149	2,535,047

		4,442,609

Transport-Truck - 0.7%

XPO Logistics, Inc.†	10,544	1,229,430

Veterinary Diagnostics - 0.8%

Elanco Animal Health, Inc.†	47,559	1,562,789

Total Long-Term Investment Securities
(cost $128,625,439)		182,321,165

SHORT-TERM INVESTMENT SECURITIES - 3.4%
Registered Investment Companies - 3.4%

State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(1)	3,537,828	3,537,828
State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(1)(2)	2,871,416	2,871,416

Total Short-Term Investment Securities
(cost $6,409,244)		6,409,244

TOTAL INVESTMENTS
(cost $135,034,683)	101.2%	188,730,409
Liabilities in excess of other assets	(1.2)	(2,257,397)

NET ASSETS	100.0%	$186,473,012

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)	The rate shown is the 7-day yield as of February 28, 2021.
(2)

At February 28, 2021, the Fund had loaned securities with a total value of $6,941,976. This was secured by collateral of $2,871,416, which was received in cash and subsequently invested in short-term investments currently valued at $2,871,416 as reported in the Portfolio of Investments. Additional collateral of $4,276,652 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$582,306
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	1,377,977
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	272,871
United States Treasury Bills	0.00%	04/08/2021 to 07/29/2021	109,482
United States Treasury Notes/Bonds	0.13% to 8.13%	03/15/2021 to 08/15/2050	1,934,016

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$182,321,165	$—	$—	$182,321,165
Short-Term Investment Securities	6,409,244	—	—	6,409,244

Total Investments at Value	$188,730,409	$—	$—	$188,730,409

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 100.2%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	68,570	$1,791,048
Omnicom Group, Inc.	37,793	2,597,513

		4,388,561

Aerospace/Defense - 1.3%

Boeing Co.	93,292	19,778,837
General Dynamics Corp.	40,865	6,680,202
Lockheed Martin Corp.	43,285	14,294,871
Northrop Grumman Corp.	27,258	7,950,068
Raytheon Technologies Corp.	266,996	19,221,042
Teledyne Technologies, Inc.†	6,484	2,405,564
TransDigm Group, Inc.†	9,570	5,518,732

		75,849,316

Aerospace/Defense-Equipment - 0.2%

Howmet Aerospace, Inc.	68,606	1,928,515
L3Harris Technologies, Inc.	36,938	6,719,391

		8,647,906

Agricultural Biotech - 0.1%

Corteva, Inc.	130,977	5,913,612

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	37,607	1,702,845
Mosaic Co.	60,647	1,783,022

		3,485,867

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	97,815	5,534,373

Airlines - 0.3%

Alaska Air Group, Inc.	21,741	1,413,600
American Airlines Group, Inc.	107,376	2,248,453
Delta Air Lines, Inc.	112,116	5,374,841
Southwest Airlines Co.	103,772	6,032,266
United Airlines Holdings, Inc.†	51,451	2,710,439

		17,779,599

Apparel Manufacturers - 0.2%

Hanesbrands, Inc.	61,237	1,083,282
PVH Corp.	12,498	1,249,300
Ralph Lauren Corp.	8,478	992,604
Tapestry, Inc.	48,769	2,055,126
Under Armour, Inc., Class A†	33,145	725,544
Under Armour, Inc., Class C†	34,214	622,695
VF Corp.	56,223	4,448,926

		11,177,477

Appliances - 0.0%

Whirlpool Corp.	10,996	2,090,120

Applications Software - 6.2%

Intuit, Inc.	46,192	18,021,347
Microsoft Corp.	1,329,164	308,871,130
Roper Technologies, Inc.	18,437	6,962,180
ServiceNow, Inc.†	34,299	18,297,145

		352,151,802

Athletic Footwear - 0.5%

NIKE, Inc., Class B	220,600	29,732,468

Auto-Cars/Light Trucks - 1.9%

Ford Motor Co.†	686,966	8,037,502
General Motors Co.	221,434	11,366,207
Tesla, Inc.†	133,316	90,054,958

		109,458,667

Auto-Heavy Duty Trucks - 0.2%

Cummins, Inc.	26,020	6,588,264
PACCAR, Inc.	60,905	5,541,746

		12,130,010

Auto/Truck Parts & Equipment-Original - 0.2%

Aptiv PLC	47,471	7,113,055
BorgWarner, Inc.	42,987	1,934,415

		9,047,470

Banks-Commercial - 0.6%

Citizens Financial Group, Inc.	75,081	3,261,519
First Republic Bank	30,580	5,038,055
M&T Bank Corp.	22,554	3,404,301
Regions Financial Corp.	168,850	3,483,375
SVB Financial Group†	9,106	4,601,808
Truist Financial Corp.	237,004	13,499,748
Zions Bancorp NA	28,834	1,533,104

		34,821,910

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp.	143,323	6,042,498
Northern Trust Corp.	36,588	3,480,616
State Street Corp.	62,023	4,513,414

		14,036,528

Banks-Super Regional - 1.1%

Comerica, Inc.	24,452	1,665,181
Fifth Third Bancorp	125,246	4,344,784
Huntington Bancshares, Inc.	178,847	2,743,513
KeyCorp	171,668	3,457,393
PNC Financial Services Group, Inc.	74,488	12,540,800
US Bancorp	241,002	12,050,100
Wells Fargo & Co.	726,859	26,290,490

		63,092,261

Beverages-Non-alcoholic - 1.2%

Coca-Cola Co.	679,955	33,310,995
Monster Beverage Corp.†	64,967	5,700,205
PepsiCo, Inc.	242,953	31,387,098

		70,398,298

Beverages-Wine/Spirits - 0.0%

Brown-Forman Corp., Class B	32,088	2,296,859

Brewery - 0.1%

Constellation Brands, Inc., Class A	29,800	6,381,372
Molson Coors Beverage Co., Class B	33,077	1,470,273

		7,851,645

Broadcast Services/Program - 0.1%

Discovery, Inc., Class A†#	28,185	1,494,651
Discovery, Inc., Class C†	51,862	2,333,790
Fox Corp., Class A	59,341	1,976,649
Fox Corp., Class B	27,196	868,368

		6,673,458

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	24,424	2,030,611

Building Products-Air & Heating - 0.2%

Carrier Global Corp.	143,225	5,232,009
Johnson Controls International PLC	127,266	7,100,170

		12,332,179

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	10,948	3,688,053
Vulcan Materials Co.	23,296	3,890,199

		7,578,252

Building Products-Wood - 0.0%

Masco Corp.	46,004	2,448,333

Building-Maintenance & Services - 0.0%

Rollins, Inc.	38,893	1,290,081

Building-Residential/Commercial - 0.2%

D.R. Horton, Inc.	58,296	4,481,213
Lennar Corp., Class A	48,366	4,012,927
NVR, Inc.†	615	2,768,017
PulteGroup, Inc.	47,132	2,126,125

		13,388,282

Cable/Satellite TV - 1.1%

Charter Communications, Inc., Class A†	25,651	15,734,836
Comcast Corp., Class A	802,699	42,318,291
DISH Network Corp., Class A†	43,472	1,369,803

		59,422,930

Casino Hotels - 0.2%

Las Vegas Sands Corp.	57,742	3,614,649
MGM Resorts International	72,074	2,723,676
Wynn Resorts, Ltd.	18,298	2,410,396

		8,748,721

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	102,557	12,303,763

Chemicals-Diversified - 0.6%

Celanese Corp.	20,551	2,854,740
Dow, Inc.	130,403	7,734,202
DuPont de Nemours, Inc.	94,308	6,631,739
Eastman Chemical Co.	23,816	2,602,136
FMC Corp.	22,812	2,319,752
LyondellBasell Industries NV, Class A	45,202	4,659,874
PPG Industries, Inc.	41,526	5,598,535

		32,400,978

Chemicals-Specialty - 0.3%

Albemarle Corp.	20,281	3,188,376
Ecolab, Inc.	43,659	9,140,448
International Flavors & Fragrances, Inc.	43,717	5,924,091

		18,252,915

Coatings/Paint - 0.2%

Sherwin-Williams Co.	14,371	9,777,166

Commercial Services - 0.2%

Cintas Corp.	15,451	5,011,377
Nielsen Holdings PLC	62,762	1,406,497
Quanta Services, Inc.	24,412	2,046,946

		8,464,820

Commercial Services-Finance - 2.1%

Automatic Data Processing, Inc.	75,387	13,118,846
Equifax, Inc.	21,385	3,461,804
FleetCor Technologies, Inc.†	14,662	4,065,919
Global Payments, Inc.	52,625	10,419,224
IHS Markit, Ltd.	65,522	5,907,463
MarketAxess Holdings, Inc.	6,674	3,710,343
Moody’s Corp.	28,394	7,805,227
PayPal Holdings, Inc.†	205,988	53,525,982
S&P Global, Inc.	42,298	13,931,269

		115,946,077

Computer Aided Design - 0.5%

ANSYS, Inc.†	15,099	5,148,608
Autodesk, Inc.†	38,657	10,669,332
Cadence Design Systems, Inc.†	49,037	6,918,630
Synopsys, Inc.†	26,831	6,579,230

		29,315,800

Computer Data Security - 0.1%

Fortinet, Inc.†	23,687	3,999,550

Computer Services - 1.0%

Accenture PLC, Class A	111,383	27,945,995
Cognizant Technology Solutions Corp., Class A	93,992	6,906,532
DXC Technology Co.	44,727	1,128,015
International Business Machines Corp.	156,651	18,630,503
Leidos Holdings, Inc.	23,519	2,080,256

		56,691,301

Computer Software - 0.1%

Akamai Technologies, Inc.†	28,620	2,704,590
Citrix Systems, Inc.	21,646	2,891,473

		5,596,063

Computers - 6.2%

Apple, Inc.	2,809,642	340,697,189
Hewlett Packard Enterprise Co.	226,259	3,294,331
HP, Inc.	241,466	6,995,270

		350,986,790

Computers-Memory Devices - 0.2%

NetApp, Inc.	39,272	2,458,427
Seagate Technology PLC	39,298	2,877,793
Western Digital Corp.	53,487	3,665,464

		9,001,684

Consulting Services - 0.1%

Gartner, Inc.†	15,697	2,810,391
Verisk Analytics, Inc.	28,584	4,683,488

		7,493,879

Consumer Products-Misc. - 0.2%

Clorox Co.	22,160	4,012,068
Kimberly-Clark Corp.	59,797	7,673,749

		11,685,817

Containers-Metal/Glass - 0.1%

Ball Corp.	57,508	4,910,608

Containers-Paper/Plastic - 0.1%

Amcor PLC	275,745	3,016,650
Packaging Corp. of America	16,672	2,201,038
Sealed Air Corp.	27,276	1,142,864
WestRock Co.	46,176	2,012,812

		8,373,364

Cosmetics & Toiletries - 1.4%

Colgate-Palmolive Co.	150,694	11,332,189
Estee Lauder Cos., Inc., Class A	39,826	11,384,660
Procter & Gamble Co.	435,924	53,849,692

		76,566,541

Cruise Lines - 0.2%

Carnival Corp.	140,257	3,751,875
Norwegian Cruise Line Holdings, Ltd.†	55,490	1,640,284
Royal Caribbean Cruises, Ltd.	32,735	3,053,194

		8,445,353

Data Processing/Management - 0.7%

Broadridge Financial Solutions, Inc.	20,326	2,896,252
Fidelity National Information Services, Inc.	109,088	15,054,144
Fiserv, Inc.†	101,089	11,662,638
Jack Henry & Associates, Inc.	13,417	1,991,620
Paychex, Inc.	56,249	5,122,596

		36,727,250

Decision Support Software - 0.1%

MSCI, Inc.	14,573	6,040,800

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	12,615	7,154,093
DENTSPLY SIRONA, Inc.	38,423	2,039,108

		9,193,201

Diagnostic Equipment - 1.0%

Danaher Corp.	111,149	24,416,101
PerkinElmer, Inc.	19,685	2,482,082
Thermo Fisher Scientific, Inc.	69,677	31,360,224

		58,258,407

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	14,996	7,800,469

Dialysis Centers - 0.0%

DaVita, Inc.†	12,995	1,327,179

Disposable Medical Products - 0.1%

Teleflex, Inc.	8,187	3,259,408

Distribution/Wholesale - 0.3%

Copart, Inc.†	36,532	3,987,833
Fastenal Co.	100,929	4,680,078
LKQ Corp.†	49,225	1,938,973
Pool Corp.	7,060	2,363,476
WW Grainger, Inc.	7,925	2,953,727

		15,924,087

Diversified Banking Institutions - 3.3%

Bank of America Corp.	1,338,340	46,453,781
Citigroup, Inc.	366,016	24,113,134
Goldman Sachs Group, Inc.	60,488	19,324,706
JPMorgan Chase & Co.	535,886	78,866,343
Morgan Stanley	263,819	20,279,767

		189,037,731

Diversified Manufacturing Operations - 1.3%

3M Co.	101,407	17,752,309
A.O. Smith Corp.	23,809	1,413,540
Eaton Corp. PLC	70,075	9,123,064
General Electric Co.	1,540,019	19,311,838
Illinois Tool Works, Inc.	50,637	10,237,789
Parker-Hannifin Corp.	22,644	6,497,922
Textron, Inc.	40,237	2,025,531
Trane Technologies PLC	42,215	6,469,027

		72,831,020

Drug Delivery Systems - 0.3%

Becton Dickinson & Co.	50,989	12,295,997
DexCom, Inc.†	16,882	6,715,322

		19,011,319

E-Commerce/Products - 4.3%

Amazon.com, Inc.†	74,978	231,901,706
eBay, Inc.	115,129	6,495,578
Etsy, Inc.†	22,167	4,882,725

		243,280,009

E-Commerce/Services - 0.4%

Booking Holdings, Inc.†	7,200	16,765,272
Cars.com, Inc.†	1	12
Expedia Group, Inc.	23,898	3,847,578

		20,612,862

E-Services/Consulting - 0.1%

CDW Corp.	25,138	3,943,901

Electric Products-Misc. - 0.2%

AMETEK, Inc.	40,446	4,771,415
Emerson Electric Co.	105,138	9,031,354

		13,802,769

Electric-Distribution - 0.2%

Consolidated Edison, Inc.	60,145	3,948,519
Sempra Energy	50,714	5,881,810

		9,830,329

Electric-Integrated - 2.2%

AES Corp.	116,933	3,105,741
Alliant Energy Corp.	43,909	2,026,839
Ameren Corp.	43,460	3,053,934
American Electric Power Co., Inc.	87,267	6,531,935
CenterPoint Energy, Inc.	95,782	1,862,002
CMS Energy Corp.	50,339	2,723,843
Dominion Energy, Inc.	143,424	9,798,728
DTE Energy Co.	34,029	4,005,894
Duke Energy Corp.	129,384	11,073,977
Edison International	66,544	3,592,711
Entergy Corp.	35,202	3,055,886
Evergy, Inc.	39,878	2,138,657
Eversource Energy	60,270	4,790,260
Exelon Corp.	171,509	6,620,247
FirstEnergy Corp.	95,389	3,161,191
NextEra Energy, Inc.	344,413	25,307,467
Pinnacle West Capital Corp.	19,795	1,384,264
PPL Corp.	135,163	3,539,919
Public Service Enterprise Group, Inc.	88,930	4,787,102
Southern Co.	185,691	10,532,394
WEC Energy Group, Inc.	55,455	4,471,891
Xcel Energy, Inc.	92,377	5,412,368

		122,977,250

Electronic Components-Misc. - 0.1%

Garmin, Ltd.	26,224	3,252,300

Electronic Components-Semiconductors - 4.0%

Advanced Micro Devices, Inc.†	211,441	17,868,879
Broadcom, Inc.	71,113	33,413,865
Intel Corp.	720,444	43,788,586
IPG Photonics Corp.†	6,278	1,427,303
Microchip Technology, Inc.	45,775	6,986,638
Micron Technology, Inc.†	195,709	17,913,245
Monolithic Power Systems, Inc.	7,453	2,791,298
NVIDIA Corp.	108,823	59,698,121
Qorvo, Inc.†	20,051	3,503,511
Skyworks Solutions, Inc.	29,198	5,191,989
Texas Instruments, Inc.	161,378	27,800,588
Xilinx, Inc.	43,093	5,615,018

		225,999,041

Electronic Connectors - 0.3%

Amphenol Corp., Class A	52,593	6,609,888
TE Connectivity, Ltd.	58,146	7,560,725

		14,170,613

Electronic Forms - 0.7%

Adobe, Inc.†	84,336	38,766,729

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	53,796	6,566,878
FLIR Systems, Inc.	23,056	1,231,190
Fortive Corp.	59,280	3,901,810
Keysight Technologies, Inc.†	32,576	4,610,155
Trimble, Inc.†	43,982	3,260,825
Vontier Corp.†	29,622	930,131

		20,500,989

Electronic Security Devices - 0.0%

Allegion PLC	16,181	1,760,169

Energy-Alternate Sources - 0.1%

Enphase Energy, Inc.†	22,210	3,910,293

Engineering/R&D Services - 0.0%

Jacobs Engineering Group, Inc.	22,788	2,622,443

Enterprise Software/Service - 1.1%

Oracle Corp.	333,475	21,512,472
Paycom Software, Inc.†	8,612	3,222,955
salesforce.com, Inc.†	160,860	34,826,190
Tyler Technologies, Inc.†	7,090	3,285,648

		62,847,265

Entertainment Software - 0.4%

Activision Blizzard, Inc.	135,871	12,990,626
Electronic Arts, Inc.	50,997	6,832,068
Take-Two Interactive Software, Inc.†	20,221	3,729,966

		23,552,660

Finance-Consumer Loans - 0.1%

Synchrony Financial	95,450	3,692,006

Finance-Credit Card - 2.7%

American Express Co.	114,662	15,509,182
Capital One Financial Corp.	80,412	9,664,718
Discover Financial Services	53,883	5,068,774
Mastercard, Inc., Class A	154,661	54,726,795
Visa, Inc., Class A	298,106	63,314,733
Western Union Co.	72,277	1,678,272

		149,962,474

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	262,244	16,185,700

Finance-Other Services - 0.5%

Cboe Global Markets, Inc.	18,994	1,879,646
CME Group, Inc.	63,111	12,603,267
Intercontinental Exchange, Inc.	98,676	10,884,950
Nasdaq, Inc.	20,187	2,791,660

		28,159,523

Food-Confectionery - 0.3%

Hershey Co.	25,936	3,777,578
J.M. Smucker Co.	20,058	2,246,496
Mondelez International, Inc., Class A	251,428	13,365,913

		19,389,987

Food-Meat Products - 0.1%

Hormel Foods Corp.#	49,358	2,288,731
Tyson Foods, Inc., Class A	51,708	3,499,080

		5,787,811

Food-Misc./Diversified - 0.4%

Campbell Soup Co.	35,604	1,619,270
Conagra Brands, Inc.	85,883	2,914,010
General Mills, Inc.	107,469	5,911,870
Kellogg Co.	44,715	2,580,503
Kraft Heinz Co.	113,919	4,144,373
Lamb Weston Holdings, Inc.	25,727	2,052,243
McCormick & Co., Inc.	43,722	3,684,890

		22,907,159

Food-Retail - 0.1%

Kroger Co.	136,129	4,384,715

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	89,547	7,130,628

Gas-Distribution - 0.1%

Atmos Energy Corp.	22,132	1,872,588
NiSource, Inc.	67,370	1,455,192

		3,327,780

Gold Mining - 0.1%

Newmont Corp.	141,233	7,680,251

Home Decoration Products - 0.0%

Newell Brands, Inc.	66,388	1,538,210

Home Furnishings - 0.0%

Leggett & Platt, Inc.	23,294	1,007,931

Hotels/Motels - 0.2%

Hilton Worldwide Holdings, Inc.	48,776	6,032,615
Marriott International, Inc., Class A	46,755	6,923,013

		12,955,628

Human Resources - 0.0%

Robert Half International, Inc.	20,038	1,558,756

Independent Power Producers - 0.0%

NRG Energy, Inc.	42,935	1,567,557

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	20,425	4,968,994

Industrial Gases - 0.6%

Air Products & Chemicals, Inc.	38,857	9,932,626
Linde PLC	92,272	22,539,282

		32,471,908

Instruments-Controls - 0.5%

Honeywell International, Inc.	123,359	24,961,694
Mettler-Toledo International, Inc.†	4,183	4,668,437

		29,630,131

Instruments-Scientific - 0.1%

Waters Corp.†	10,908	2,987,483

Insurance Brokers - 0.5%

Aon PLC, Class A	40,192	9,152,120
Arthur J. Gallagher & Co.	33,811	4,050,558
Marsh & McLennan Cos., Inc.	89,166	10,273,706
Willis Towers Watson PLC	22,662	5,000,144

		28,476,528

Insurance-Life/Health - 0.3%

Aflac, Inc.	114,848	5,500,071
Globe Life, Inc.	16,928	1,581,075
Lincoln National Corp.	31,938	1,816,314
Principal Financial Group, Inc.	44,917	2,541,404
Prudential Financial, Inc.	69,618	6,037,273
Unum Group	35,805	948,116

		18,424,253

Insurance-Multi-line - 0.7%

Allstate Corp.	53,456	5,698,410
American International Group, Inc.(1)	151,460	6,656,667
Chubb, Ltd.	79,353	12,901,211
Cincinnati Financial Corp.	26,306	2,574,568
Hartford Financial Services Group, Inc.	62,996	3,193,267
Loews Corp.	41,075	1,963,796
MetLife, Inc.	134,482	7,746,163

		40,734,082

Insurance-Property/Casualty - 1.8%

Assurant, Inc.	10,428	1,284,938
Berkshire Hathaway, Inc., Class B†	342,136	82,287,129
Progressive Corp.	102,950	8,848,553
Travelers Cos., Inc.	44,533	6,479,552
WR Berkley Corp.	24,752	1,716,056

		100,616,228

Insurance-Reinsurance - 0.0%

Everest Re Group, Ltd.	7,026	1,698,957

Internet Content-Entertainment - 2.9%

Facebook, Inc., Class A†	422,627	108,877,168
Netflix, Inc.†	77,669	41,851,941
Twitter, Inc.†	139,826	10,774,991

		161,504,100

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	10,830	2,057,483

Internet Security - 0.0%

NortonLifeLock, Inc.	104,053	2,030,074

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	20,741	4,588,739
BlackRock, Inc.	24,935	17,317,357
Franklin Resources, Inc.	47,903	1,253,622
Invesco, Ltd.	66,217	1,484,585
Raymond James Financial, Inc.	21,425	2,501,155
T. Rowe Price Group, Inc.	39,808	6,454,469

		33,599,927

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.	95,507	20,618,051

Machinery-Farming - 0.3%

Deere & Co.	55,093	19,234,068

Machinery-General Industrial - 0.2%

IDEX Corp.	13,309	2,597,518
Otis Worldwide Corp.	71,588	4,560,871
Westinghouse Air Brake Technologies Corp.	31,452	2,278,068

		9,436,457

Machinery-Pumps - 0.2%

Dover Corp.	25,334	3,122,669
Flowserve Corp.	22,901	847,337
Ingersoll Rand, Inc.†	65,349	3,028,273
Xylem, Inc.	31,685	3,154,558

		10,152,837

Medical Information Systems - 0.1%

Cerner Corp.	53,900	3,726,646

Medical Instruments - 1.1%

Boston Scientific Corp.†	251,737	9,762,361
Edwards Lifesciences Corp.†	109,569	9,105,184
Intuitive Surgical, Inc.†	20,667	15,227,445
Medtronic PLC	236,635	27,679,196

		61,774,186

Medical Labs & Testing Services - 0.3%

Catalent, Inc.†	28,955	3,292,473
IQVIA Holdings, Inc.†	33,706	6,498,180
Laboratory Corp. of America Holdings†	17,123	4,107,979
Quest Diagnostics, Inc.	23,692	2,738,558

		16,637,190

Medical Products - 1.5%

Abbott Laboratories	311,588	37,322,011
ABIOMED, Inc.†	7,945	2,578,550
Baxter International, Inc.	89,804	6,976,873
Cooper Cos., Inc.	8,621	3,328,827
Hologic, Inc.†	45,183	3,257,242
STERIS PLC	15,000	2,622,000
Stryker Corp.	57,477	13,949,093
Varian Medical Systems, Inc.†	16,061	2,815,011
West Pharmaceutical Services, Inc.	12,997	3,647,608
Zimmer Biomet Holdings, Inc.	36,440	5,941,906

		82,439,121

Medical-Biomedical/Gene - 1.5%

Alexion Pharmaceuticals, Inc.†	38,474	5,876,903
Amgen, Inc.	102,347	23,019,887
Bio-Rad Laboratories, Inc., Class A†	3,784	2,211,748

Biogen, Inc.†	27,053	7,382,223
Gilead Sciences, Inc.	220,375	13,531,025
Illumina, Inc.†	25,667	11,278,336
Incyte Corp.†	32,725	2,574,149
Regeneron Pharmaceuticals, Inc.†	18,434	8,305,807
Vertex Pharmaceuticals, Inc.†	45,716	9,716,936

		83,897,014

Medical-Drugs - 4.2%

AbbVie, Inc.	310,377	33,440,018
Bristol-Myers Squibb Co.	397,273	24,364,753
Eli Lilly & Co.	139,582	28,598,956
Johnson & Johnson	462,811	73,337,031
Merck & Co., Inc.	444,789	32,300,577
Pfizer, Inc.	977,187	32,725,993
Zoetis, Inc.	83,554	12,970,923

		237,738,251

Medical-Generic Drugs - 0.1%

Perrigo Co. PLC	23,996	968,479
Viatris, Inc.†	212,097	3,149,640

		4,118,119

Medical-HMO - 1.5%

Anthem, Inc.	43,723	13,256,376
Centene Corp.†	101,931	5,967,041
Humana, Inc.	23,266	8,832,937
UnitedHealth Group, Inc.	166,806	55,416,289

		83,472,643

Medical-Hospitals - 0.2%

HCA Healthcare, Inc.	46,400	7,982,192
Universal Health Services, Inc., Class B	13,664	1,712,509

		9,694,701

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	25,854	2,616,942
Cardinal Health, Inc.	51,585	2,657,659
Henry Schein, Inc.†	25,101	1,552,497
McKesson Corp.	28,228	4,785,210

		11,612,308

Metal-Copper - 0.2%

Freeport-McMoRan, Inc.†	255,420	8,661,292

Multimedia - 1.1%

Walt Disney Co.†	318,290	60,169,542

Networking Products - 0.6%

Arista Networks, Inc.†	9,577	2,680,028
Cisco Systems, Inc.	742,861	33,332,173

		36,012,201

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	36,982	3,294,727
Waste Management, Inc.	68,352	7,579,553

		10,874,280

Office Automation & Equipment - 0.1%

Xerox Holdings Corp.	29,297	746,488
Zebra Technologies Corp., Class A†	9,373	4,681,157

		5,427,645

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	14,665	2,569,455

Oil Companies-Exploration & Production - 0.7%

APA Corp.†	66,362	1,309,322
Cabot Oil & Gas Corp.	70,072	1,297,033
ConocoPhillips	238,137	12,385,505
Devon Energy Corp.	104,009	2,240,354
Diamondback Energy, Inc.	27,772	1,924,044
EOG Resources, Inc.	102,560	6,621,274
Hess Corp.	48,047	3,148,520
Marathon Oil Corp.	138,778	1,540,436
Occidental Petroleum Corp.	147,339	3,920,691
Pioneer Natural Resources Co.	35,548	5,281,366

		39,668,545

Oil Companies-Integrated - 1.3%

Chevron Corp.	338,431	33,843,100
Exxon Mobil Corp.	743,339	40,415,341

		74,258,441

Oil Field Machinery & Equipment - 0.0%

NOV, Inc.	68,258	1,030,696

Oil Refining & Marketing - 0.3%

HollyFrontier Corp.	26,205	992,645
Marathon Petroleum Corp.	114,387	6,247,818
Phillips 66	76,791	6,377,493
Valero Energy Corp.	71,691	5,518,773

		19,136,729

Oil-Field Services - 0.2%

Baker Hughes Co.	120,569	2,951,529
Halliburton Co.	155,412	3,392,644
Schlumberger NV	244,724	6,830,247

		13,174,420

Paper & Related Products - 0.1%

International Paper Co.	69,108	3,431,212

Pharmacy Services - 0.5%

Cigna Corp.	63,512	13,331,169
CVS Health Corp.	230,112	15,677,530

		29,008,699

Pipelines - 0.2%

Kinder Morgan, Inc.	342,266	5,031,310
ONEOK, Inc.	78,127	3,460,245
Williams Cos., Inc.	213,353	4,872,983

		13,364,538

Publishing-Newspapers - 0.0%

News Corp., Class A	68,731	1,611,742
News Corp., Class B	21,408	490,671

		2,102,413

Real Estate Investment Trusts - 2.4%

Alexandria Real Estate Equities, Inc.	21,769	3,476,292
American Tower Corp.	78,094	16,878,456
AvalonBay Communities, Inc.	24,544	4,313,608
Boston Properties, Inc.	24,903	2,468,634
Crown Castle International Corp.	75,824	11,809,588
Digital Realty Trust, Inc.	49,254	6,635,991
Duke Realty Corp.	65,390	2,566,558
Equinix, Inc.	15,664	10,155,598

Equity Residential	60,208	3,938,205
Essex Property Trust, Inc.	11,463	2,920,658
Extra Space Storage, Inc.	22,720	2,855,904
Federal Realty Investment Trust	12,102	1,224,359
Healthpeak Properties, Inc.	94,646	2,753,252
Host Hotels & Resorts, Inc.	124,000	2,057,160
Iron Mountain, Inc.#	50,662	1,762,531
Kimco Realty Corp.	76,035	1,393,722
Mid-America Apartment Communities, Inc.	20,107	2,709,016
Prologis, Inc.	129,958	12,874,939
Public Storage	26,739	6,255,322
Realty Income Corp.	61,705	3,718,343
Regency Centers Corp.	27,742	1,519,707
SBA Communications Corp.	19,534	4,983,709
Simon Property Group, Inc.	57,644	6,509,160
SL Green Realty Corp.#	12,832	886,306
UDR, Inc.	51,771	2,131,412
Ventas, Inc.	65,851	3,483,518
Vornado Realty Trust	27,572	1,183,942
Welltower, Inc.	73,364	4,981,416
Weyerhaeuser Co.	131,224	4,444,557

		132,891,863

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	58,974	4,468,460

Rental Auto/Equipment - 0.1%

United Rentals, Inc.†	12,682	3,771,373

Respiratory Products - 0.1%

ResMed, Inc.	25,477	4,911,456

Retail-Apparel/Shoe - 0.2%

Gap, Inc.†	36,166	902,342
L Brands, Inc.	41,070	2,244,886
Ross Stores, Inc.	62,587	7,300,148

		10,447,376

Retail-Auto Parts - 0.3%

Advance Auto Parts, Inc.	11,929	1,912,815
AutoZone, Inc.†	4,074	4,725,514
Genuine Parts Co.	25,362	2,671,887
O’Reilly Automotive, Inc.†	12,737	5,697,642

		15,007,858

Retail-Automobile - 0.1%

CarMax, Inc.†	28,847	3,447,505

Retail-Building Products - 1.2%

Home Depot, Inc.	189,271	48,896,270
Lowe’s Cos., Inc.	128,815	20,578,196

		69,474,466

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	40,516	4,065,781

Retail-Discount - 1.5%

Costco Wholesale Corp.	77,570	25,675,670
Dollar General Corp.	43,072	8,140,177
Dollar Tree, Inc.†	41,348	4,060,373
Target Corp.	88,038	16,149,691
Walmart, Inc.	243,726	31,664,882

		85,690,793

Retail-Drug Store - 0.1%

Walgreens Boots Alliance, Inc.	126,352	6,056,051

Retail-Gardening Products - 0.1%

Tractor Supply Co.	20,481	3,255,660

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	211,075	13,928,839

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	9,905	3,192,679

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†	4,919	7,093,198
Darden Restaurants, Inc.	22,890	3,143,484
Domino’s Pizza, Inc.	6,927	2,400,275
McDonald’s Corp.	130,993	27,002,897
Starbucks Corp.	206,341	22,291,018
Yum! Brands, Inc.	53,034	5,490,610

		67,421,482

Savings & Loans/Thrifts - 0.0%

People’s United Financial, Inc.	74,693	1,339,992

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.	64,957	10,121,600
Maxim Integrated Products, Inc.	46,993	4,378,338
QUALCOMM, Inc.	198,834	27,079,202

		41,579,140

Semiconductor Equipment - 0.8%

Applied Materials, Inc.	160,559	18,976,468
KLA Corp.	27,155	8,451,451
Lam Research Corp.	25,317	14,359,549
Teradyne, Inc.	29,193	3,754,512

		45,541,980

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	7,119	1,252,303

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	43,678	3,439,642

Steel-Producers - 0.1%

Nucor Corp.	53,080	3,175,246

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.	134,316	5,136,244

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.	57,969	1,349,518

Telephone-Integrated - 1.4%

AT&T, Inc.	1,252,778	34,939,978
Lumen Technologies, Inc.	173,592	2,133,446
Verizon Communications, Inc.	727,492	40,230,308

		77,303,732

Television - 0.1%

ViacomCBS, Inc., Class B	99,326	6,405,534

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	10,514	1,839,845

Theaters - 0.0%

Live Nation Entertainment, Inc.†	25,138	2,233,763

Tobacco - 0.7%

Altria Group, Inc.	326,717	14,244,861
Philip Morris International, Inc.	273,782	23,003,164

		37,248,025

Tools-Hand Held - 0.1%

Snap-on, Inc.	9,531	1,935,841
Stanley Black & Decker, Inc.	28,168	4,924,893

		6,860,734

Toys - 0.0%

Hasbro, Inc.	22,404	2,099,479

Transport-Rail - 0.9%

CSX Corp.	134,450	12,308,898
Kansas City Southern	16,456	3,494,267
Norfolk Southern Corp.	44,652	11,254,983
Union Pacific Corp.	118,469	24,399,875

		51,458,023

Transport-Services - 0.6%

C.H. Robinson Worldwide, Inc.	23,900	2,171,315
Expeditors International of Washington, Inc.	29,758	2,732,975
FedEx Corp.	42,471	10,808,869
United Parcel Service, Inc., Class B	125,738	19,845,229

		35,558,388

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc.	14,677	2,155,611
Old Dominion Freight Line, Inc.	16,914	3,632,620

		5,788,231

Water - 0.1%

American Water Works Co., Inc.	31,868	4,521,432

Water Treatment Systems - 0.0%

Pentair PLC	29,244	1,635,617

Web Hosting/Design - 0.1%

VeriSign, Inc.†	17,654	3,425,406

Web Portals/ISP - 3.7%

Alphabet, Inc., Class A†	52,854	106,866,031
Alphabet, Inc., Class C†	51,033	103,947,076

		210,813,107

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	29,803	5,229,830

Total Long-Term Investment Securities
(cost $2,188,347,262)		5,658,395,375

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05%(2)(3)	349,179	349,179

U.S. Government Treasuries - 0.2%

United States Treasury Bills 0.12% due 10/07/2021(4)	$1,700,000	1,699,481
0.15% due 06/17/2021(4)	5,000,000	4,999,213
0.16% due 04/22/2021(4)	3,700,000	3,699,826

		10,398,520

Total Short-Term Investment Securities
(cost $10,744,871)		10,747,699

TOTAL INVESTMENTS
(cost $2,199,092,133)	100.4%	5,669,143,074
Liabilities in excess of other assets	(0.4)	(20,431,608)

NET ASSETS	100.0%	$5,648,711,466

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The rate shown is the 7-day yield as of February 28, 2021.
(3)

At February 28, 2021, the Fund had loaned securities with a total value of $6,432,218. This was secured by collateral of $349,179, which was received in cash and subsequently invested in short-term investments currently valued at $349,179 as reported in the Portfolio of Investments. Additional collateral of $6,246,718 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	598,136
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	1,415,437
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	280,289
United States Treasury Bills	0.00%	07/15/2021 to 07/29/2021	61,339
United States Treasury Notes/Bonds	0.13% to 8.13%	03/15/2021 to 08/15/2050	3,891,517

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
130	Long	S&P 500 E-Mini Index	March 2021	$23,966,693	$24,759,800	$793,107

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$5,658,395,375	$—	$—	$5,658,395,375
Short-Term Investment Securities:
Registered Investment Companies	349,179	—	—	349,179
U.S. Government Treasuries	—	10,398,520	—	10,398,520

Total Investments at Value	$5,658,744,554	$10,398,520	$—	$5,669,143,074

Other Financial Instruments:†
Futures Contracts	$793,107	$—	$—	$793,107

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.7%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	7,331	$191,486
Omnicom Group, Inc.	1,539	105,775

		297,261

Advertising Services - 0.1%

Trade Desk, Inc., Class A†	111	89,398

Aerospace/Defense - 0.4%

General Dynamics Corp.	374	61,138
Lockheed Martin Corp.	523	172,720
Northrop Grumman Corp.	376	109,664
Raytheon Technologies Corp.	2,110	151,899
Teledyne Technologies, Inc.†	178	66,038
TransDigm Group, Inc.†	70	40,367

		601,826

Aerospace/Defense-Equipment - 0.1%

HEICO Corp., Class A	258	29,866
Hexcel Corp.	1,070	57,523
L3Harris Technologies, Inc.	584	106,236

		193,625

Agricultural Biotech - 0.1%

Corteva, Inc.	2,255	101,813

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	1,228	55,604
Mosaic Co.	2,083	61,240

		116,844

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	1,370	77,515
Bunge, Ltd.	745	57,052

		134,567

Airlines - 0.1%

Copa Holdings SA, Class A	1,987	182,148

Apparel Manufacturers - 1.1%

Capri Holdings, Ltd.†	5,891	274,933
Carter’s, Inc.#	1,381	115,272
Columbia Sportswear Co.	1,419	146,256
Hanesbrands, Inc.	4,231	74,847
PVH Corp.	2,866	286,485
Ralph Lauren Corp.	1,167	136,632
Tapestry, Inc.	4,828	203,452
Under Armour, Inc., Class A†	7,859	172,034
Under Armour, Inc., Class C†	8,803	160,215
VF Corp.	2,408	190,545

		1,760,671

Appliances - 0.0%

Whirlpool Corp.	245	46,570

Applications Software - 5.5%

CDK Global, Inc.	2,984	149,618
Concentrix Corp.†	1,811	223,677
Datto Holding Corp.†	2,158	50,238
Duck Creek Technologies, Inc.†	1,370	64,801
Elastic NV†	463	62,223
Five9, Inc.†#	502	92,990
Intuit, Inc.	1,197	466,998
Jamf Holding Corp.†	1,816	67,918
JFrog, Ltd.†#	894	47,820
Medallia, Inc.†#	1,809	73,029
Microsoft Corp.	28,009	6,508,731
Nuance Communications, Inc.†#	4,375	195,125
PTC, Inc.†	570	78,056
RealPage, Inc.†	633	54,932
Roper Technologies, Inc.	218	82,321
ServiceNow, Inc.†	849	452,908
Smartsheet, Inc., Class A†	676	46,813

		8,718,198

Athletic Equipment - 0.0%

Peloton Interactive, Inc., Class A†	573	69,029

Athletic Footwear - 0.4%

NIKE, Inc., Class B	4,657	627,670

Audio/Video Products - 0.1%

Dolby Laboratories, Inc., Class A	1,388	135,510

Auto-Cars/Light Trucks - 0.9%

Ford Motor Co.†	22,744	266,105
General Motors Co.	1,390	71,348
Tesla, Inc.†	1,632	1,102,416

		1,439,869

Auto-Heavy Duty Trucks - 0.1%

Cummins, Inc.	449	113,687
PACCAR, Inc.	640	58,233

		171,920

Auto/Truck Parts & Equipment-Original - 0.2%

Allison Transmission Holdings, Inc.	848	32,156
Aptiv PLC	485	72,672
BorgWarner, Inc.	1,219	54,855
Gentex Corp.	2,689	95,137

		254,820

Banks-Commercial - 0.5%

Associated Banc-Corp	1,840	37,076
Citizens Financial Group, Inc.	2,182	94,786
Commerce Bancshares, Inc.	475	35,164
First Citizens BancShares, Inc., Class A	87	64,196
First Republic Bank	304	50,084
FNB Corp.	3,272	38,708
Popular, Inc.	1,430	95,553
Regions Financial Corp.	2,331	48,089
SVB Financial Group†	83	41,945
Synovus Financial Corp.	2,583	109,287
Truist Financial Corp.	789	44,941
Wintrust Financial Corp.	822	60,548

		720,377

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp.	3,065	129,220
Northern Trust Corp.	334	31,773
State Street Corp.	1,128	82,085

		243,078

Banks-Super Regional - 0.3%

Comerica, Inc.	946	64,423
Fifth Third Bancorp	1,303	45,201
Huntington Bancshares, Inc.	2,773	42,538
PNC Financial Services Group, Inc.	268	45,120
US Bancorp	1,110	55,500
Wells Fargo & Co.	4,967	179,656

		432,438

Beverages-Non-alcoholic - 0.9%

Coca-Cola Co.	9,018	441,792
Keurig Dr Pepper, Inc.	2,428	74,103
Monster Beverage Corp.†	2,899	254,358
PepsiCo, Inc.	5,033	650,213

		1,420,466

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class A	1,225	81,573
Brown-Forman Corp., Class B	1,813	129,774

		211,347

Brewery - 0.3%

Boston Beer Co., Inc., Class A†	112	115,215
Constellation Brands, Inc., Class A	540	115,636
Molson Coors Beverage Co., Class B	5,091	226,295

		457,146

Broadcast Services/Program - 0.5%

Discovery, Inc., Class A†#	4,438	235,347
Discovery, Inc., Class C†	6,080	273,600
Fox Corp., Class A	4,320	143,900
Fox Corp., Class B	4,099	130,881
Liberty Media Corp. - Liberty Formula One, Series C†	799	35,076

		818,804

Building & Construction Products-Misc. - 0.2%

Armstrong World Industries, Inc.	471	40,308
Fortune Brands Home & Security, Inc.	502	41,736
Owens Corning	2,796	226,532
Trex Co., Inc.†	937	85,867

		394,443

Building & Construction-Misc. - 0.1%

Frontdoor, Inc.†	2,982	156,167

Building Products-Air & Heating - 0.3%

Carrier Global Corp.	5,173	188,970
Johnson Controls International PLC	1,733	96,684
Lennox International, Inc.	603	168,701

		454,355

Building Products-Cement - 0.1%

MDU Resources Group, Inc.	2,339	65,726
Vulcan Materials Co.	217	36,237

		101,963

Building Products-Wood - 0.1%

Masco Corp.	2,524	134,327

Building-Maintenance & Services - 0.1%

Rollins, Inc.	5,299	175,768
Terminix Global Holdings, Inc.†	778	35,018

		210,786

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.#	982	114,953

Building-Residential/Commercial - 0.4%

D.R. Horton, Inc.	930	71,489
Lennar Corp., Class A	1,628	135,075
Lennar Corp., Class B	1,438	95,138
NVR, Inc.†	18	81,015
PulteGroup, Inc.	1,429	64,462
Toll Brothers, Inc.	2,191	117,044

		564,223

Cable/Satellite TV - 0.9%

Cable One, Inc.	45	86,168
Charter Communications, Inc., Class A†	397	243,528
Comcast Corp., Class A	12,525	660,318
Liberty Broadband Corp., Class A†	644	93,612
Liberty Broadband Corp., Class C†	1,390	207,819
Sirius XM Holdings, Inc.#	19,866	116,216

		1,407,661

Cellular Telecom - 0.1%

T-Mobile US, Inc.†	1,523	182,714
United States Cellular Corp.†	1,030	30,313

		213,027

Chemicals-Diversified - 0.3%

Celanese Corp.	233	32,366
Dow, Inc.	1,432	84,932
DuPont de Nemours, Inc.	533	37,481
Eastman Chemical Co.	683	74,625
FMC Corp.	352	35,795
PPG Industries, Inc.	753	101,519
Westlake Chemical Corp.	916	78,400

		445,118

Chemicals-Specialty - 0.3%

Albemarle Corp.	430	67,600
Ashland Global Holdings, Inc.	395	33,228
Cabot Corp.	1,324	65,181
Chemours Co.	1,112	26,165
Ecolab, Inc.	681	142,574
International Flavors & Fragrances, Inc.	283	38,349
NewMarket Corp.	136	51,541
Valvoline, Inc.	1,973	49,246

		473,884

Coatings/Paint - 0.2%

RPM International, Inc.	1,393	110,939
Sherwin-Williams Co.	360	244,922

		355,861

Commercial Services - 0.5%

Cintas Corp.	668	216,659
CoreLogic, Inc.	616	52,151
CoStar Group, Inc.†	138	113,679
Dun & Bradstreet Holdings, Inc.†	1,116	24,396
John Wiley & Sons, Inc., Class A	2,296	120,953
Nielsen Holdings PLC	3,422	76,687
Quanta Services, Inc.	1,698	142,377

		746,902

Commercial Services-Finance - 1.9%

Automatic Data Processing, Inc.	747	129,993
Avalara, Inc.†	320	50,221
Equifax, Inc.	495	80,131
Euronet Worldwide, Inc.†	1,257	188,940
FleetCor Technologies, Inc.†	265	73,487
Global Payments, Inc.	708	140,177
H&R Block, Inc.	5,967	114,745
IHS Markit, Ltd.	1,175	105,938
MarketAxess Holdings, Inc.	276	153,439
Moody’s Corp.	1,025	281,762
Morningstar, Inc.	302	67,724
PayPal Holdings, Inc.†	2,689	698,737
S&P Global, Inc.	771	253,937
Square, Inc., Class A†	1,483	341,134
StoneCo, Ltd., Class A†	1,272	109,150
TransUnion	854	71,915
WEX, Inc.†	811	168,972

		3,030,402

Communications Software - 0.2%

RingCentral, Inc., Class A†	520	196,643
Zoom Video Communications, Inc., Class A†	294	109,842

		306,485

Computer Aided Design - 0.7%

ANSYS, Inc.†	348	118,664
Aspen Technology, Inc.†	1,122	168,872
Autodesk, Inc.†	1,046	288,696

Cadence Design Systems, Inc.†	2,287	322,673
Synopsys, Inc.†	936	229,517

		1,128,422

Computer Data Security - 0.3%

Crowdstrike Holdings, Inc., Class A†#	406	87,696
Fortinet, Inc.†	1,246	210,387
McAfee Corp., Class A#	1,820	37,674
Zscaler, Inc.†	591	121,173

		456,930

Computer Services - 1.7%

Accenture PLC, Class A	2,757	691,731
Amdocs, Ltd.	2,170	164,508
CACI International, Inc., Class A†	805	178,179
Cognizant Technology Solutions Corp., Class A	3,490	256,445
DXC Technology Co.	16,277	410,506
EPAM Systems, Inc.†	309	115,445
Genpact, Ltd.	2,884	116,629
Globant SA†	148	31,779
International Business Machines Corp.	3,227	383,787
Leidos Holdings, Inc.	1,784	157,795
Science Applications International Corp.	2,168	186,730

		2,693,534

Computer Software - 0.9%

Akamai Technologies, Inc.†	938	88,641
Citrix Systems, Inc.	1,416	189,149
Cloudflare, Inc., Class A†	1,358	100,451
Datadog, Inc., Class A†	571	54,479
Dropbox, Inc., Class A†	4,797	108,148
Dynatrace, Inc.†	1,551	77,178
Fastly, Inc., Class A†	436	32,081
MongoDB, Inc.†#	139	53,644
nCino, Inc.†	767	52,448
Nutanix, Inc., Class A†	4,707	142,552
Slack Technologies, Inc., Class A†	715	29,265
Splunk, Inc.†	604	86,378
Teradata Corp.†	6,998	280,620
Twilio, Inc., Class A†	273	107,256

		1,402,290

Computers - 4.8%

Apple, Inc.	60,239	7,304,581
Dell Technologies, Inc., Class C†	1,129	91,528
Hewlett Packard Enterprise Co.	3,196	46,534
HP, Inc.	7,748	224,459

		7,667,102

Computers-Integrated Systems - 0.1%

NCR Corp.†	4,556	158,367

Computers-Memory Devices - 0.2%

NetApp, Inc.	2,332	145,983
Pure Storage, Inc., Class A†	5,355	125,200

		271,183

Computers-Other - 0.0%

Lumentum Holdings, Inc.†	340	30,600

Consulting Services - 0.2%

Booz Allen Hamilton Holding Corp.	1,643	126,741
FTI Consulting, Inc.†	322	36,885
Gartner, Inc.†	609	109,036
Verisk Analytics, Inc.	611	100,112

		372,774

Consumer Products-Misc. - 0.4%

Clorox Co.	1,101	199,336
Kimberly-Clark Corp.	1,720	220,727
Reynolds Consumer Products, Inc.	1,595	44,038
Spectrum Brands Holdings, Inc.	2,052	159,133

		623,234

Containers-Metal/Glass - 0.1%

Ball Corp.	1,036	88,464
Crown Holdings, Inc.†	578	55,234
Silgan Holdings, Inc.	1,409	52,922

		196,620

Containers-Paper/Plastic - 0.3%

Amcor PLC	3,822	41,813
AptarGroup, Inc.	331	43,053
Berry Global Group, Inc.†	1,620	89,748
Graphic Packaging Holding Co.	3,125	49,594
Packaging Corp. of America	306	40,398
Sonoco Products Co.	512	30,500
WestRock Co.	2,367	103,177

		398,283

Cosmetics & Toiletries - 1.1%

Colgate-Palmolive Co.	4,096	308,019
Estee Lauder Cos., Inc., Class A	1,433	409,637
Procter & Gamble Co.	8,280	1,022,829

		1,740,485

Data Processing/Management - 0.7%

Broadridge Financial Solutions, Inc.	458	65,261
DocuSign, Inc.†	1,077	244,113
Fair Isaac Corp.†	391	178,902
Fidelity National Information Services, Inc.	1,660	229,080
Fiserv, Inc.†	2,014	232,355
Jack Henry & Associates, Inc.	682	101,236
Paychex, Inc.	734	66,845

		1,117,792

Decision Support Software - 0.1%

MSCI, Inc.	242	100,314

Dental Supplies & Equipment - 0.3%

Align Technology, Inc.†	635	360,115
DENTSPLY SIRONA, Inc.	1,920	101,894

		462,009

Diagnostic Equipment - 0.7%

10X Genomics, Inc., Class A†	559	99,496
Adaptive Biotechnologies Corp.†	488	27,606
Danaher Corp.	1,387	304,682
PerkinElmer, Inc.	665	83,850
Repligen Corp.†	412	87,505
Thermo Fisher Scientific, Inc.	1,134	510,391

		1,113,530

Diagnostic Kits - 0.3%

IDEXX Laboratories, Inc.†	807	419,777
QIAGEN NV†	1,608	80,400
Quidel Corp.†	312	51,249

		551,426

Dialysis Centers - 0.1%

DaVita, Inc.†	1,962	200,379

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	239	49,593
Teleflex, Inc.	162	64,495

		114,088

Distribution/Wholesale - 0.9%

Copart, Inc.†	1,194	130,337

Fastenal Co.	4,362	202,266
IAA, Inc.†	857	50,246
LKQ Corp.†	6,075	239,294
Pool Corp.	731	244,717
Univar Solutions, Inc.†	9,013	179,449
Watsco, Inc.	689	167,496
WW Grainger, Inc.	536	199,772

		1,413,577

Diversified Banking Institutions - 1.6%

Bank of America Corp.	17,553	609,264
Citigroup, Inc.	4,744	312,535
JPMorgan Chase & Co.	9,938	1,462,575
Morgan Stanley	2,095	161,043

		2,545,417

Diversified Manufacturing Operations - 0.8%

3M Co.	1,208	211,473
A.O. Smith Corp.	1,890	112,209
Carlisle Cos., Inc.	192	27,888
Eaton Corp. PLC	860	111,963
General Electric Co.	18,413	230,899
Illinois Tool Works, Inc.	1,227	248,075
ITT, Inc.	448	37,175
Parker-Hannifin Corp.	166	47,635
Textron, Inc.	3,291	165,669
Trane Technologies PLC	812	124,431

		1,317,417

Drug Delivery Systems - 0.2%

Becton Dickinson & Co.	610	147,102
DexCom, Inc.†	431	171,443

		318,545

E-Commerce/Products - 3.5%

Amazon.com, Inc.†	1,547	4,784,763
eBay, Inc.	4,073	229,798
Etsy, Inc.†	778	171,370
Leslie’s, Inc.†	1,292	31,370
Wayfair, Inc., Class A†#	1,105	319,323

		5,536,624

E-Commerce/Services - 0.8%

Booking Holdings, Inc.†	156	363,248
Expedia Group, Inc.	731	117,691
GrubHub, Inc.†	522	33,444
Match Group, Inc.†	1,231	188,158
TripAdvisor, Inc.†	6,129	304,121
Uber Technologies, Inc.†	1,927	99,722
Zillow Group, Inc., Class A†	619	105,119
Zillow Group, Inc., Class C†#	605	97,605

		1,309,108

E-Services/Consulting - 0.1%

CDW Corp.	1,187	186,228

Electric Products-Misc. - 0.2%

AMETEK, Inc.	697	82,225
Emerson Electric Co.	1,373	117,941
Littelfuse, Inc.	166	43,196

		243,362

Electric-Distribution - 0.1%

Consolidated Edison, Inc.	1,177	77,270
Sempra Energy	759	88,029

		165,299

Electric-Integrated - 1.3%

AES Corp.	2,397	63,664
Alliant Energy Corp.	1,297	59,869
Ameren Corp.	937	65,843
American Electric Power Co., Inc.	1,306	97,754
Avangrid, Inc.	955	43,701
CenterPoint Energy, Inc.	1,496	29,082
CMS Energy Corp.	989	53,515
Dominion Energy, Inc.	1,773	121,131
DTE Energy Co.	474	55,799
Duke Energy Corp.	1,703	145,760
Edison International	819	44,218
Entergy Corp.	760	65,976
Evergy, Inc.	1,445	77,495
Eversource Energy	1,002	79,639
Exelon Corp.	2,650	102,290
FirstEnergy Corp.	1,741	57,697
Hawaiian Electric Industries, Inc.	1,280	44,749
IDACORP, Inc.	420	36,221
NextEra Energy, Inc.	5,012	368,282
OGE Energy Corp.	1,111	32,519
PG&E Corp.†	4,515	47,453
Pinnacle West Capital Corp.	415	29,021
PPL Corp.	1,338	35,042
Public Service Enterprise Group, Inc.	1,091	58,728
Southern Co.	2,365	134,143
WEC Energy Group, Inc.	1,047	84,430
Xcel Energy, Inc.	1,671	97,904

		2,131,925

Electronic Components-Misc. - 0.2%

Garmin, Ltd.	826	102,440
Hubbell, Inc.	260	46,153
Jabil, Inc.	1,220	52,667
nVent Electric PLC	1,945	51,076
Sensata Technologies Holding PLC†	1,324	75,852

		328,188

Electronic Components-Semiconductors - 3.6%

Advanced Micro Devices, Inc.†	4,866	411,226
Broadcom, Inc.	1,222	574,181
Cree, Inc.†	459	52,078
Inphi Corp.†	423	69,622
Intel Corp.	18,329	1,114,037
IPG Photonics Corp.†	141	32,056
Marvell Technology Group, Ltd.	1,826	88,159
Microchip Technology, Inc.	1,565	238,866
Micron Technology, Inc.†	3,297	301,775
Monolithic Power Systems, Inc.	277	103,742
NVIDIA Corp.	2,047	1,122,943
ON Semiconductor Corp.†	5,680	228,734
Qorvo, Inc.†	1,614	282,014
Skyworks Solutions, Inc.	1,170	208,049
Texas Instruments, Inc.	3,823	658,588
Xilinx, Inc.	1,257	163,787

		5,649,857

Electronic Connectors - 0.1%

Amphenol Corp., Class A	875	109,970

Electronic Forms - 0.5%

Adobe, Inc.†	1,783	819,592

Electronic Measurement Instruments - 0.4%

Agilent Technologies, Inc.	1,251	152,709
FLIR Systems, Inc.	732	39,089
Fortive Corp.	463	30,475
Keysight Technologies, Inc.†	1,159	164,022
National Instruments Corp.	2,918	129,559
Trimble, Inc.†	799	59,238
Vontier Corp.†	891	27,977

		603,069

Electronic Parts Distribution - 0.4%

Arrow Electronics, Inc.†	2,933	294,063
Avnet, Inc.	4,214	160,427
SYNNEX Corp.	2,000	178,320

		632,810

Electronic Security Devices - 0.1%

Allegion PLC	1,293	140,653

Energy-Alternate Sources - 0.1%

Enphase Energy, Inc.†	533	93,840
First Solar, Inc.†	737	59,712
SolarEdge Technologies, Inc.†	186	55,485

		209,037

Engineering/R&D Services - 0.2%

AECOM†	4,082	236,307
Jacobs Engineering Group, Inc.	807	92,870

		329,177

Enterprise Software/Service - 1.9%

Alteryx, Inc., Class A†	282	26,959
Atlassian Corp. PLC, Class A†	697	165,677
Bill.com Holdings, Inc.†	704	116,167
Black Knight, Inc.†	1,243	95,326
Ceridian HCM Holding, Inc.†	537	48,147
Coupa Software, Inc.†	228	78,947
Everbridge, Inc.†	270	41,372
Guidewire Software, Inc.†	423	46,949
HubSpot, Inc.†	314	161,710
Manhattan Associates, Inc.†	2,039	250,695
New Relic, Inc.†	996	60,895
Oracle Corp.	7,188	463,698
PagerDuty, Inc.†	676	30,244
Paycom Software, Inc.†	140	52,394
Pegasystems, Inc.	1,847	244,451
salesforce.com, Inc.†	2,566	555,539
SS&C Technologies Holdings, Inc.	2,271	150,522
Tyler Technologies, Inc.†	294	136,246
Veeva Systems, Inc., Class A†	631	176,749
Workday, Inc., Class A†	758	185,846

		3,088,533

Entertainment Software - 0.4%

Activision Blizzard, Inc.	2,219	212,159
Electronic Arts, Inc.	1,373	183,941
Take-Two Interactive Software, Inc.†	729	134,471
Unity Software, Inc.†	368	39,608
Zynga, Inc., Class A†	10,320	115,068

		685,247

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.	1,912	112,636

Finance-Auto Loans - 0.2%

Ally Financial, Inc.	5,024	208,496
Credit Acceptance Corp.†#	166	60,261
Santander Consumer USA Holdings, Inc.	3,485	87,125

		355,882

Finance-Consumer Loans - 0.3%

OneMain Holdings, Inc.	4,886	229,202
Synchrony Financial	5,909	228,560

		457,762

Finance-Credit Card - 1.9%
Alliance Data Systems Corp.	4,996	482,114
American Express Co.	1,567	211,952
Discover Financial Services	1,155	108,651
Mastercard, Inc., Class A	2,957	1,046,335
Visa, Inc., Class A	4,896	1,039,861
Western Union Co.	6,278	145,775

		3,034,688

Finance-Investment Banker/Broker - 0.5%

Charles Schwab Corp.	2,022	124,798
Evercore, Inc., Class A	1,259	150,790
Interactive Brokers Group, Inc., Class A	517	37,426
Jefferies Financial Group, Inc.	7,436	215,942
Lazard, Ltd., Class A	3,329	128,799
Tradeweb Markets, Inc., Class A	719	52,336
Virtu Financial, Inc., Class A	3,008	82,028

		792,119

Finance-Other Services - 0.3%

Cboe Global Markets, Inc.	512	50,668
CME Group, Inc.	694	138,592
Intercontinental Exchange, Inc.	1,440	158,846
Nasdaq, Inc.	510	70,528
SEI Investments Co.	1,549	86,744

		505,378

Financial Guarantee Insurance - 0.0%

MGIC Investment Corp.	5,013	61,058

Firearms & Ammunition - 0.0%

Axon Enterprise, Inc.†	238	39,387

Food-Baking - 0.1%

Flowers Foods, Inc.	6,131	133,349

Food-Confectionery - 0.3%

Hershey Co.	1,190	173,324
J.M. Smucker Co.	1,072	120,064
Mondelez International, Inc., Class A	3,445	183,136

		476,524

Food-Flour & Grain - 0.0%

Seaboard Corp.	14	46,384

Food-Meat Products - 0.2%

Hormel Foods Corp.	1,760	81,611
Tyson Foods, Inc., Class A	2,407	162,882

		244,493

Food-Misc./Diversified - 0.8%

Beyond Meat, Inc.†	220	32,006
Campbell Soup Co.	1,380	62,762
Conagra Brands, Inc.	2,811	95,377
General Mills, Inc.	2,408	132,464
Hain Celestial Group, Inc.†	1,686	71,116
Ingredion, Inc.	1,741	157,038
Kellogg Co.	1,226	70,753
Kraft Heinz Co.	3,671	133,551
Lamb Weston Holdings, Inc.	868	69,240
McCormick & Co., Inc.	750	63,210
Post Holdings, Inc.†	1,268	121,804
TreeHouse Foods, Inc.†#	4,070	203,581

		1,212,902

Food-Retail - 0.4%

Albertsons Cos., Inc., Class A#	2,070	33,472
Grocery Outlet Holding Corp.†	1,353	48,694
Kroger Co.	10,744	346,064
Sprouts Farmers Market, Inc.†	9,507	200,693

		628,923

Food-Wholesale/Distribution - 0.3%

Sysco Corp.	2,376	189,201
US Foods Holding Corp.†	8,481	309,217

		498,418

Footwear & Related Apparel - 0.1%

Skechers U.S.A., Inc., Class A†	2,414	88,352

Funeral Services & Related Items - 0.0%

Service Corp. International	1,545	73,789

Garden Products - 0.1%

Scotts Miracle-Gro Co.	445	94,852

Gas-Distribution - 0.2%

Atmos Energy Corp.	487	41,205
National Fuel Gas Co.	825	37,488
NiSource, Inc.	1,838	39,701
UGI Corp.	5,574	213,540

		331,934

Gold Mining - 0.1%

Newmont Corp.	2,112	114,851
Royal Gold, Inc.	295	30,594

		145,445

Hazardous Waste Disposal - 0.0%

Clean Harbors, Inc.†	412	35,082

Healthcare Safety Devices - 0.0%

Tandem Diabetes Care, Inc.†	449	43,100

Home Decoration Products - 0.0%

Newell Brands, Inc.	1,744	40,408

Home Furnishings - 0.1%

Tempur Sealy International, Inc.	6,536	218,368

Hotels/Motels - 0.1%

Choice Hotels International, Inc.	470	49,289
Hilton Worldwide Holdings, Inc.	810	100,181

		149,470

Human Resources - 0.3%

ManpowerGroup, Inc.	1,878	177,359
Paylocity Holding Corp.†	295	56,401
Robert Half International, Inc.	3,104	241,460

		475,220

Independent Power Producers - 0.4%

NRG Energy, Inc.	7,106	259,440
Vistra Corp.	17,719	305,653

		565,093

Industrial Automated/Robotic - 0.1%

Cognex Corp.	460	37,992
Rockwell Automation, Inc.	501	121,883

		159,875

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	529	135,223
Linde PLC	1,004	245,247

		380,470

Instruments-Controls - 0.3%

Honeywell International, Inc.	1,049	212,265
Mettler-Toledo International, Inc.†	252	281,245

		493,510

Instruments-Scientific - 0.1%

Waters Corp.†	750	205,410

Insurance Brokers - 0.5%

Aon PLC, Class A	1,283	292,152
Arthur J. Gallagher & Co.	1,007	120,638
Brown & Brown, Inc.	2,050	94,095
Marsh & McLennan Cos., Inc.	2,127	245,073

		751,958

Insurance-Life/Health - 0.4%

Aflac, Inc.	698	33,427
American National Group, Inc.	1,274	114,686
Athene Holding, Ltd., Class A†	1,919	87,487
Globe Life, Inc.	330	30,822
Lincoln National Corp.	628	35,714
Primerica, Inc.	293	41,381
Principal Financial Group, Inc.	1,834	103,768
Unum Group	4,802	127,157
Voya Financial, Inc.	1,401	84,452

		658,894

Insurance-Multi-line - 0.3%

Allstate Corp.	1,439	153,398
Chubb, Ltd.	709	115,269
CNA Financial Corp.	792	33,692
Hartford Financial Services Group, Inc.	953	48,308
Kemper Corp.	399	30,172
MetLife, Inc.	1,339	77,126

		457,965

Insurance-Property/Casualty - 1.4%

Alleghany Corp.	51	32,968
Arch Capital Group, Ltd.†	1,799	64,440
Assurant, Inc.	573	70,605
Berkshire Hathaway, Inc., Class B†	5,283	1,270,614
Erie Indemnity Co., Class A	312	75,535
Fidelity National Financial, Inc.	850	32,538
First American Financial Corp.	1,039	54,589
Hanover Insurance Group, Inc.	483	55,714
Markel Corp.†	37	40,286
Mercury General Corp.	646	37,726
Progressive Corp.	2,650	227,768
Travelers Cos., Inc.	637	92,684
White Mountains Insurance Group, Ltd.	46	54,973
WR Berkley Corp.	767	53,176

		2,163,616

Insurance-Reinsurance - 0.2%

Axis Capital Holdings, Ltd.	907	45,831
Everest Re Group, Ltd.	258	62,387
Reinsurance Group of America, Inc.	492	60,137
RenaissanceRe Holdings, Ltd.	433	72,302

		240,657

Internet Application Software - 0.2%

Anaplan, Inc.†	1,790	116,332
Okta, Inc.†	406	106,149
Zendesk, Inc.†	859	125,534

		348,015

Internet Content-Entertainment - 2.1%

Facebook, Inc., Class A†	8,910	2,295,394
Netflix, Inc.†	1,009	543,700
Pinterest, Inc., Class A†	1,135	91,458
Roku, Inc.†	343	135,650
Spotify Technology SA†	650	199,797
Twitter, Inc.†	1,525	117,516

		3,383,515

Internet Content-Information/News - 0.0%

IAC/InterActiveCorp†	205	50,190

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	960	182,381

Internet Security - 0.2%

NortonLifeLock, Inc.	9,107	177,678
Palo Alto Networks, Inc.†	353	126,483
Proofpoint, Inc.†	362	43,773

		347,934

Investment Management/Advisor Services - 0.7%

Ameriprise Financial, Inc.	684	151,328
Ares Management Corp., Class A	615	31,968
BlackRock, Inc.	263	182,653
Franklin Resources, Inc.	1,531	40,066
Invesco, Ltd.	9,692	217,295
LPL Financial Holdings, Inc.	1,679	220,856
T. Rowe Price Group, Inc.	1,305	211,593

		1,055,759

Lighting Products & Systems - 0.1%

Acuity Brands, Inc.	1,365	168,304
Universal Display Corp.	127	26,885

		195,189

Machine Tools & Related Products - 0.1%

Lincoln Electric Holdings, Inc.	1,114	131,575

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	759	163,853
Oshkosh Corp.	552	58,512

		222,365

Machinery-Electrical - 0.2%

BWX Technologies, Inc.	996	57,778
Regal Beloit Corp.	1,162	158,811
Vertiv Holdings Co.	1,966	41,148

		257,737

Machinery-Farming - 0.4%

AGCO Corp.	1,729	223,871
Deere & Co.	581	202,839
Toro Co.	1,798	181,184

		607,894

Machinery-General Industrial - 0.3%

Crane Co.	589	49,394
Gates Industrial Corp. PLC†	13,221	198,315
IDEX Corp.	236	46,060
Middleby Corp.†	232	33,967
Nordson Corp.	252	48,487
Otis Worldwide Corp.	737	46,954
Westinghouse Air Brake Technologies Corp.	956	69,243

		492,420

Machinery-Pumps - 0.2%

Curtiss-Wright Corp.	471	52,041
Dover Corp.	524	64,588
Graco, Inc.	2,034	141,058
Ingersoll Rand, Inc.†	1,000	46,340
Xylem, Inc.	558	55,554

		359,581

Machinery-Thermal Process - 0.1%

GrafTech International, Ltd.	12,787	151,270

Medical Information Systems - 0.1%

Cerner Corp.	2,816	194,698
Oak Street Health, Inc.†	482	25,561

		220,259

Medical Instruments - 0.8%

Bio-Techne Corp.	305	110,316
Boston Scientific Corp.†	2,980	115,564
Bruker Corp.	1,745	106,410
Edwards Lifesciences Corp.†	3,384	281,210
Integra LifeSciences Holdings Corp.†	832	56,859
Intuitive Surgical, Inc.†	336	247,565
Medtronic PLC	2,757	322,486

		1,240,410

Medical Labs & Testing Services - 0.6%

Catalent, Inc.†	1,060	120,533
Charles River Laboratories International, Inc.†	815	233,204
IQVIA Holdings, Inc.†	831	160,208
Laboratory Corp. of America Holdings†	679	162,899
PPD, Inc.†	1,729	60,619
Quest Diagnostics, Inc.	858	99,176
Syneos Health, Inc.†	1,476	114,169
Teladoc Health, Inc.†	339	74,949

		1,025,757

Medical Products - 1.5%

Abbott Laboratories	4,750	568,955
ABIOMED, Inc.†	614	199,274
Baxter International, Inc.	1,452	112,806
Cooper Cos., Inc.	302	116,611
Envista Holdings Corp.†	2,579	99,395
Globus Medical, Inc., Class A†	1,068	66,750
Haemonetics Corp.†	256	32,384
Hill-Rom Holdings, Inc.	493	52,588
Hologic, Inc.†	1,255	90,473
Masimo Corp.†	738	185,039
Novocure, Ltd.†	526	78,427
Penumbra, Inc.†	723	205,643
STERIS PLC	520	90,896
Stryker Corp.	956	232,012
Varian Medical Systems, Inc.†	328	57,488
West Pharmaceutical Services, Inc.	480	134,712
Zimmer Biomet Holdings, Inc.	425	69,300

		2,392,753

Medical-Biomedical/Gene - 2.0%

ACADIA Pharmaceuticals, Inc.†	805	39,421
Acceleron Pharma, Inc.†	247	33,632
Alexion Pharmaceuticals, Inc.†	1,509	230,500
Alnylam Pharmaceuticals, Inc.†	484	71,680
Amgen, Inc.	2,316	520,915
Berkeley Lights, Inc.†	294	18,219
Bio-Rad Laboratories, Inc., Class A†	183	106,963
Biogen, Inc.†	1,249	340,827
BioMarin Pharmaceutical, Inc.†	778	60,241
Exelixis, Inc.†	5,250	113,715
Gilead Sciences, Inc.	5,848	359,067
Guardant Health, Inc.†	234	34,440
Illumina, Inc.†	529	232,448
Incyte Corp.†	1,764	138,756
Ionis Pharmaceuticals, Inc.†	843	44,173
Moderna, Inc.†	660	102,175
Regeneron Pharmaceuticals, Inc.†	248	111,741
Royalty Pharma PLC, Class A#	662	30,829
Seagen, Inc.†	982	148,390
United Therapeutics Corp.†	1,260	210,647
Vertex Pharmaceuticals, Inc.†	1,123	238,694

		3,187,473

Medical-Drugs - 3.6%

AbbVie, Inc.	6,091	656,244
Alkermes PLC†	5,688	108,300
Bristol-Myers Squibb Co.	7,835	480,521
Eli Lilly & Co.	3,114	638,027

Horizon Therapeutics PLC†	2,765	251,366
Jazz Pharmaceuticals PLC†	1,668	280,291
Johnson & Johnson	9,975	1,580,639
Merck & Co., Inc.	9,860	716,033
Pfizer, Inc.	16,304	546,021
PRA Health Sciences, Inc.†	545	80,338
Zoetis, Inc.	2,039	316,534

		5,654,314

Medical-Generic Drugs - 0.1%

Perrigo Co. PLC	4,506	181,862
Viatris, Inc.†	3,509	52,109

		233,971

Medical-HMO - 1.3%

Anthem, Inc.	997	302,280
Centene Corp.†	2,016	118,017
Humana, Inc.	760	288,534
Molina Healthcare, Inc.†	352	76,300
UnitedHealth Group, Inc.	3,652	1,213,267

		1,998,398

Medical-Hospitals - 0.2%

Acadia Healthcare Co., Inc.†	1,995	110,204
HCA Healthcare, Inc.	668	114,916
Universal Health Services, Inc., Class B	1,272	159,420

		384,540

Medical-Outpatient/Home Medical - 0.2%

Amedisys, Inc.†	420	106,528
American Well Corp., Class A†	1,121	27,431
Chemed Corp.	323	143,803

		277,762

Medical-Wholesale Drug Distribution - 0.5%

AmerisourceBergen Corp.	1,622	164,179
Cardinal Health, Inc.	2,386	122,927
Henry Schein, Inc.†	3,403	210,475
McKesson Corp.	1,530	259,366
Premier, Inc., Class A	1,455	49,208

		806,155

Metal Processors & Fabrication - 0.1%

Timken Co.	2,145	168,061

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.†	2,769	93,897
Southern Copper Corp.	711	50,715

		144,612

Motion Pictures & Services - 0.4%

Lions Gate Entertainment Corp., Class A†#	21,731	315,534
Lions Gate Entertainment Corp., Class B†	22,961	287,931

		603,465

Multilevel Direct Selling - 0.2%

Nu Skin Enterprises, Inc., Class A	4,711	241,109

Multimedia - 0.4%

FactSet Research Systems, Inc.	511	155,298
Walt Disney Co.†	2,624	496,041

		651,339

Networking Products - 0.4%

Arista Networks, Inc.†	192	53,729
Cisco Systems, Inc.	13,557	608,303

		662,032

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	1,051	93,633
Waste Management, Inc.	883	97,916

		191,549

Office Automation & Equipment - 0.1%

Zebra Technologies Corp., Class A†	395	197,275

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	446	78,144

Oil & Gas Drilling - 0.1%

Helmerich & Payne, Inc.	3,957	113,685

Oil Companies-Exploration & Production - 0.1%

Devon Energy Corp.	1,994	42,951
EOG Resources, Inc.	757	48,872
EQT Corp.	7,812	138,975

		230,798

Oil Companies-Integrated - 0.3%

Chevron Corp.	2,834	283,400
Exxon Mobil Corp.	4,785	260,160

		543,560

Oil Field Machinery & Equipment - 0.1%

NOV, Inc.	11,956	180,536

Oil-Field Services - 0.1%

Baker Hughes Co.	2,163	52,950
Halliburton Co.	4,302	93,913

		146,863

Paper & Related Products - 0.1%

International Paper Co.	2,498	124,026

Patient Monitoring Equipment - 0.1%

Insulet Corp.†	598	154,942

Pharmacy Services - 0.5%

Cigna Corp.	1,855	389,364
CVS Health Corp.	6,721	457,902

		847,266

Physical Therapy/Rehabilitation Centers - 0.0%

Encompass Health Corp.	758	60,974

Pipelines - 0.1%

Antero Midstream Corp.	3,693	32,572
Cheniere Energy, Inc.†	527	35,515
Equitrans Midstream Corp.	5,650	40,850
Kinder Morgan, Inc.	3,119	45,849
Targa Resources Corp.	1,124	34,765

		189,551

Poultry - 0.1%

Pilgrim’s Pride Corp.†	6,855	153,483

Power Converter/Supply Equipment - 0.1%

Generac Holdings, Inc.†	410	135,120

Private Equity - 0.0%

KKR & Co., Inc., Class A	1,150	52,394

Professional Sports - 0.1%

Madison Square Garden Entertainment Corp.†	458	49,358
Madison Square Garden Sports Corp.†	305	58,667

		108,025

Protection/Safety - 0.0%

ADT, Inc.	9,437	71,816

Publishing-Newspapers - 0.3%

New York Times Co., Class A	4,502	230,368
News Corp., Class A	4,225	99,076
News Corp., Class B	3,963	90,832

		420,276

Radio - 0.2%

Liberty Media Corp. - Liberty SiriusXM, Series A†	3,451	153,259
Liberty Media Corp. - Liberty SiriusXM, Series C†	4,123	181,907

		335,166

Real Estate Investment Trusts - 1.9%

AGNC Investment Corp.	2,078	33,310
Alexandria Real Estate Equities, Inc.	452	72,180
American Homes 4 Rent, Class A	1,910	59,477
American Tower Corp.	636	137,459
Americold Realty Trust#	1,227	42,994
Apartment Investment & Management Co., Class A	40,819	194,298
AvalonBay Communities, Inc.	193	33,920
Brandywine Realty Trust	3,607	44,114
Brixmor Property Group, Inc.	5,485	107,945
Brookfield Property REIT, Inc., Class A	4,768	83,440
Camden Property Trust	460	47,909
CoreSite Realty Corp.	306	37,243
Corporate Office Properties Trust	1,691	43,966
Crown Castle International Corp.	933	145,315
CubeSmart	1,243	45,941
Digital Realty Trust, Inc.	646	87,036
Duke Realty Corp.	1,599	62,761
Empire State Realty Trust, Inc., Class A	14,939	164,478
Equinix, Inc.	211	136,800
Equity Commonwealth	1,890	53,317
Equity LifeStyle Properties, Inc.	959	59,122
Equity Residential	551	36,041
Essex Property Trust, Inc.	189	48,155
Extra Space Storage, Inc.	643	80,825
First Industrial Realty Trust, Inc.	963	41,130
Gaming and Leisure Properties, Inc.	1,183	52,525
Healthcare Trust of America, Inc., Class A	1,926	52,310
Hudson Pacific Properties, Inc.	1,268	32,448
Invitation Homes, Inc.	1,963	57,202
Iron Mountain, Inc.	1,044	36,321
Life Storage, Inc.	712	59,737
Medical Properties Trust, Inc.	2,120	45,771
Mid-America Apartment Communities, Inc.	603	81,242
Paramount Group, Inc.	12,401	114,957
Prologis, Inc.	1,538	152,370
Public Storage	350	81,879
Realty Income Corp.	734	44,231
SBA Communications Corp.	326	83,172
Spirit Realty Capital, Inc.	962	41,385
STORE Capital Corp.	1,403	46,916
Sun Communities, Inc.	498	75,671
Ventas, Inc.	623	32,957
VEREIT, Inc.	963	37,557
VICI Properties, Inc.	1,750	49,875

		3,077,702

Real Estate Management/Services - 0.2%

CBRE Group, Inc., Class A†	2,063	156,314
Jones Lang LaSalle, Inc.†	1,298	225,826

		382,140

Recreational Vehicles - 0.1%

Brunswick Corp.	374	33,050
Polaris, Inc.	656	77,251

		110,301

Rental Auto/Equipment - 0.1%

AMERCO	85	48,851
United Rentals, Inc.†	308	91,593

		140,444

Resort/Theme Parks - 0.0%

Vail Resorts, Inc.	157	48,541

Respiratory Products - 0.1%

ResMed, Inc.	875	168,683

Retail-Apparel/Shoe - 0.8%

Burlington Stores, Inc.†	655	169,527
Foot Locker, Inc.	2,597	124,890
Gap, Inc.†	8,674	216,416
L Brands, Inc.	6,664	364,254
Lululemon Athletica, Inc.†	964	300,459
Ross Stores, Inc.	940	109,642

		1,285,188

Retail-Auto Parts - 0.4%

Advance Auto Parts, Inc.	711	114,009
AutoZone, Inc.†	168	194,867
Genuine Parts Co.	1,012	106,614
O’Reilly Automotive, Inc.†	386	172,669

		588,159

Retail-Automobile - 0.5%

AutoNation, Inc.†	4,845	363,472
CarMax, Inc.†	666	79,594
Carvana Co.†#	250	70,875
Penske Automotive Group, Inc.	2,925	198,841
Vroom, Inc.†	730	32,303

		745,085

Retail-Building Products - 1.0%

Home Depot, Inc.	4,099	1,058,935
Lowe’s Cos., Inc.	3,129	499,858

		1,558,793

Retail-Catalog Shopping - 0.3%

MSC Industrial Direct Co., Inc., Class A	2,111	181,820
Qurate Retail, Inc., Series A	21,180	263,056

		444,876

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	2,267	227,493

Retail-Convenience Store - 0.1%

Casey’s General Stores, Inc.	863	174,291

Retail-Discount - 1.4%

Costco Wholesale Corp.	1,827	604,737
Dollar General Corp.	1,207	228,111
Dollar Tree, Inc.†	1,234	121,179
Ollie’s Bargain Outlet Holdings, Inc.†	551	45,557
Target Corp.	2,726	500,057
Walmart, Inc.	6,096	791,992

		2,291,633

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	6,332	303,493

Retail-Floor Coverings - 0.1%

Floor & Decor Holdings, Inc., Class A†	1,007	95,756

Retail-Gardening Products - 0.1%

Tractor Supply Co.	1,328	211,099

Retail-Home Furnishings - 0.1%

Williams-Sonoma, Inc.	1,545	202,843

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.#	5,194	189,322
TJX Cos., Inc.	5,379	354,960

		544,282

Retail-Misc./Diversified - 0.0%

Five Below, Inc.†	195	36,293

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	467	150,528

Retail-Regional Department Stores - 0.4%

Kohl’s Corp.	10,400	574,600

Retail-Restaurants - 0.7%

Chipotle Mexican Grill, Inc.†	66	95,172
Domino’s Pizza, Inc.	497	172,215
McDonald’s Corp.	1,736	357,859
Starbucks Corp.	1,558	168,311
Yum China Holdings, Inc.	1,553	92,932
Yum! Brands, Inc.	1,643	170,100

		1,056,589

Retail-Sporting Goods - 0.1%

Dick’s Sporting Goods, Inc.	1,206	86,072

Satellite Telecom - 0.1%

EchoStar Corp., Class A†	3,919	88,961

Savings & Loans/Thrifts - 0.1%

New York Community Bancorp, Inc.	3,854	47,057
Sterling Bancorp	2,567	56,038
TFS Financial Corp.	3,286	64,176

		167,271

Schools - 0.4%

2U, Inc.†#	2,278	90,277
Bright Horizons Family Solutions, Inc.†	231	36,881
Chegg, Inc.†	574	55,408
Graham Holdings Co., Class B	508	305,222
Grand Canyon Education, Inc.†	959	100,398

		588,186

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	1,055	164,390
Cirrus Logic, Inc.†	1,936	158,326
Maxim Integrated Products, Inc.	2,074	193,235
QUALCOMM, Inc.	4,947	673,732

		1,189,683

Semiconductor Equipment - 1.0%

Allegro MicroSystems, Inc.†	1,164	30,427
Applied Materials, Inc.	4,778	564,712
Entegris, Inc.	1,085	114,153
KLA Corp.	565	175,845
Lam Research Corp.	533	302,312
MKS Instruments, Inc.	708	116,749
Teradyne, Inc.	2,250	289,373

		1,593,571

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc.	527	92,705

Soap & Cleaning Preparation - 0.0%

Church & Dwight Co., Inc.	892	70,245

Software Tools - 0.1%

VMware, Inc., Class A†	708	97,853

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc.	334	79,001

Steel-Producers - 0.2%

Nucor Corp.	1,724	103,129
Reliance Steel & Aluminum Co.	1,694	223,947

		327,076

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†	1,415	73,820
Corning, Inc.	1,894	72,427

		146,247

Telecom Services - 0.0%

Switch, Inc., Class A	3,825	66,326

Telecommunication Equipment - 0.1%

CommScope Holding Co., Inc.†	8,178	119,317
Juniper Networks, Inc.	2,812	65,463

		184,780

Telephone-Integrated - 1.0%

AT&T, Inc.	21,421	597,432
Lumen Technologies, Inc.	18,113	222,609
Telephone & Data Systems, Inc.	1,687	30,180
Verizon Communications, Inc.	13,293	735,103

		1,585,324

Television - 0.3%

Nexstar Media Group, Inc., Class A	526	72,351
ViacomCBS, Inc., Class A	1,916	123,122
ViacomCBS, Inc., Class B	3,565	229,907
World Wrestling Entertainment, Inc., Class A#	659	32,555

		457,935

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	622	108,844

Therapeutics - 0.0%

Neurocrine Biosciences, Inc.†	503	55,083
Sarepta Therapeutics, Inc.†#	182	15,845

		70,928

Tobacco - 0.4%

Altria Group, Inc.	3,481	151,771
Philip Morris International, Inc.	5,784	485,972

		637,743

Tools-Hand Held - 0.1%

MSA Safety, Inc.	205	33,003
Snap-on, Inc.	437	88,759
Stanley Black & Decker, Inc.	168	29,373

		151,135

Toys - 0.1%

Hasbro, Inc.	325	30,456
Mattel, Inc.†	5,097	102,959

		133,415

Transport-Rail - 0.4%

CSX Corp.	1,545	141,445
Kansas City Southern	397	84,299
Norfolk Southern Corp.	493	124,265
Union Pacific Corp.	1,159	238,708

		588,717

Transport-Services - 0.5%

C.H. Robinson Worldwide, Inc.	1,817	165,074
Expeditors International of Washington, Inc.	556	51,063
FedEx Corp.	768	195,456
Ryder System, Inc.	2,849	193,077
United Parcel Service, Inc., Class B	1,414	223,172

		827,842

Transport-Truck - 0.4%

JB Hunt Transport Services, Inc.	406	59,629
Knight-Swift Transportation Holdings, Inc.	1,603	69,250
Landstar System, Inc.	1,184	189,606
Old Dominion Freight Line, Inc.	492	105,667
Schneider National, Inc., Class B	8,735	202,040
XPO Logistics, Inc.†	674	78,588

		704,780

Travel Services - 0.0%

Virgin Galactic Holdings, Inc.†	1,552	57,781

Veterinary Diagnostics - 0.0%

Elanco Animal Health, Inc.†	1,170	38,446

Vitamins & Nutrition Products - 0.1%

Herbalife Nutrition, Ltd.†	4,215	189,591

Water - 0.1%

American Water Works Co., Inc.	633	89,810
Essential Utilities, Inc.	1,100	46,266

		136,076

Water Treatment Systems - 0.0%

Pentair PLC	718	40,158

Web Hosting/Design - 0.1%

GoDaddy, Inc., Class A†	663	53,783
VeriSign, Inc.†	873	169,388

		223,171

Web Portals/ISP - 2.8%

Alphabet, Inc., Class A†	1,080	2,183,663
Alphabet, Inc., Class C†	1,081	2,201,845

		4,385,508

Wireless Equipment - 0.3%

Motorola Solutions, Inc.	949	166,530
Ubiquiti, Inc.	729	232,493

		399,023

Total Common Stocks
(cost $102,714,781)		155,239,210

EXCHANGE-TRADED FUNDS - 1.8%

Vanguard Russell 1000 Index Fund ETF (cost $2,850,060)	15,892	2,840,377

Total Long-Term Investment Securities
(cost $105,564,841)		158,079,587

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.05% (1)(2) (cost $336,800)	336,800	336,800

TOTAL INVESTMENTS
(cost $105,901,641)	99.7%	158,416,387
Other assets less liabilities	0.3	512,192

NET ASSETS	100.0%	$158,928,579

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2021.
(2)

At February 28, 2021, the Fund had loaned securities with a total value of $2,606,018. This was secured by collateral of $336,800, which was received in cash and subsequently invested in short-term investments currently valued at $336,800 as reported in the Portfolio of Investments. Additional collateral of $2,313,007 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
Federal Home Loan Mtg. Corp.	1.00% to 3.50%	02/01/2036 to 11/01/2050	$232,204
Federal National Mtg. Assoc.	1.24% to 4.50%	07/25/2030 to 09/01/2050	549,491
Government National Mtg. Assoc.	1.00% to 2.70%	09/20/2046 to 05/16/2053	108,812
United States Cash Management Bills	0.00%	06/01/2021 to 06/01/2021	2,699
United States Treasury Bills	0.00%	04/08/2021 to 12/30/2021	86,944
United States Treasury Notes/Bonds	0.07% to 8.13%	03/15/2021 to 11/15/2050	1,332,857

ETF	- Exchange-Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$155,239,210	$—	$—	$155,239,210
Exchange-Traded Funds	2,840,377	—	—	2,840,377
Short-Term Investment Securities	336,800	—	—	336,800

Total Investments at Value	$158,416,387	$—	$—	$158,416,387

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.5%
Advertising Agencies - 2.0%

Omnicom Group, Inc.	13,669	$939,470

Aerospace/Defense - 1.7%

General Dynamics Corp.	1,861	304,218
Raytheon Technologies Corp.	6,754	486,220

		790,438

Aerospace/Defense-Equipment - 1.5%

L3Harris Technologies, Inc.	4,023	731,824

Applications Software - 1.1%

Roper Technologies, Inc.	1,394	526,402

Auto-Cars/Light Trucks - 1.3%

Ford Motor Co.†	53,434	625,178

Auto/Truck Parts & Equipment-Original - 0.4%

Autoliv, Inc.	2,048	184,320

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	6,107	257,471

Beverages-Non-alcoholic - 3.2%

Coca-Cola Co.	12,494	612,081
Keurig Dr Pepper, Inc.	11,818	360,685
PepsiCo, Inc.	4,442	573,862

		1,546,628

Beverages-Wine/Spirits - 1.0%

Brown-Forman Corp., Class B	6,981	499,700

Building-Maintenance & Services - 0.4%

Rollins, Inc.	5,297	175,702

Building-Residential/Commercial - 1.4%

D.R. Horton, Inc.	4,466	343,302
NVR, Inc.†	38	171,032
PulteGroup, Inc.	2,884	130,097

		644,431

Coatings/Paint - 0.3%

Axalta Coating Systems, Ltd.†	5,229	142,961

Commercial Services-Finance - 1.2%

Equifax, Inc.	2,627	425,259
Global Payments, Inc.	722	142,949

		568,208

Computer Services - 3.2%

Accenture PLC, Class A	4,227	1,060,554
International Business Machines Corp.	3,918	465,968

		1,526,522

Computers - 0.8%

Dell Technologies, Inc., Class C†	4,838	392,217

Consulting Services - 1.1%

Booz Allen Hamilton Holding Corp.	1,710	131,910
Verisk Analytics, Inc.	2,511	411,427

		543,337

Consumer Products-Misc. - 0.6%

Kimberly-Clark Corp.	2,255	289,384

Cosmetics & Toiletries - 2.0%

Colgate-Palmolive Co.	2,693	202,513
Procter & Gamble Co.	5,911	730,186

		932,699

Data Processing/Management - 3.7%

Broadridge Financial Solutions, Inc.	995	141,777
Fidelity National Information Services, Inc.	7,280	1,004,640
Fiserv, Inc.†	1,327	153,096
Paychex, Inc.	5,094	463,911

		1,763,424

Diagnostic Equipment - 2.9%

Danaher Corp.	4,961	1,089,783
PerkinElmer, Inc.	2,415	304,507

		1,394,290

Diversified Banking Institutions - 2.0%

Citigroup, Inc.	14,378	947,223

Diversified Manufacturing Operations - 1.3%

3M Co.	2,608	456,556
Illinois Tool Works, Inc.	715	144,559

		601,115

Electric Products-Misc. - 2.5%

Emerson Electric Co.	13,694	1,176,315

Electric-Integrated - 0.5%

CenterPoint Energy, Inc.	12,805	248,929

Electronic Components-Semiconductors - 3.0%

Skyworks Solutions, Inc.	3,111	553,198
Texas Instruments, Inc.	4,968	855,837

		1,409,035

Electronic Parts Distribution - 0.7%

Arrow Electronics, Inc.†	3,503	351,211

Enterprise Software/Service - 2.3%

Black Knight, Inc.†	4,676	358,603
Oracle Corp.	8,863	571,752
SS&C Technologies Holdings, Inc.	2,676	177,365

		1,107,720

Finance-Auto Loans - 0.3%

Ally Financial, Inc.	3,512	145,748

Finance-Consumer Loans - 0.8%

Synchrony Financial	9,511	367,886

Finance-Credit Card - 1.2%

American Express Co.	1,118	151,221
Capital One Financial Corp.	3,608	433,645

		584,866

Finance-Other Services - 2.3%

CME Group, Inc.	5,380	1,074,386

Food-Catering - 0.3%

Aramark	4,039	149,928

Food-Confectionery - 0.8%

Mondelez International, Inc., Class A	7,015	372,917

Food-Misc./Diversified - 1.1%

Campbell Soup Co.	3,060	139,169
General Mills, Inc.	4,361	239,898
Kellogg Co.	2,701	155,875

		534,942

Insurance Brokers - 3.3%

Arthur J. Gallagher & Co.	4,841	579,952
Brown & Brown, Inc.	6,645	305,006
Marsh & McLennan Cos., Inc.	6,078	700,307

		1,585,265

Insurance-Life/Health - 4.3%

Aflac, Inc.	15,573	745,791
Athene Holding, Ltd., Class A†	4,195	191,250
Equitable Holdings, Inc.	8,105	239,665
Globe Life, Inc.	4,012	374,721
Principal Financial Group, Inc.	5,688	321,827
Voya Financial, Inc.	2,962	178,549

		2,051,803

Insurance-Multi-line - 3.0%

Allstate Corp.	4,260	454,116
Hartford Financial Services Group, Inc.	2,833	143,605
Loews Corp.	5,805	277,537
MetLife, Inc.	9,807	564,883

		1,440,141

Insurance-Property/Casualty - 1.9%

Fidelity National Financial, Inc.	3,662	140,181
Progressive Corp.	8,903	765,213

		905,394

Insurance-Reinsurance - 0.9%

Everest Re Group, Ltd.	904	218,596
Reinsurance Group of America, Inc.	1,783	217,936

		436,532

Internet Content-Entertainment - 0.3%

Roku, Inc.†	325	128,531

Investment Management/Advisor Services - 2.9%

BlackRock, Inc.	699	485,455
Franklin Resources, Inc.	5,256	137,550
T. Rowe Price Group, Inc.	4,573	741,466

		1,364,471

Machinery-General Industrial - 1.0%

Westinghouse Air Brake Technologies Corp.	6,383	462,321

Machinery-Pumps - 0.7%

Dover Corp.	2,595	319,860

Medical Labs & Testing Services - 0.3%

Quest Diagnostics, Inc.	1,426	164,831

Medical Products - 0.3%

Varian Medical Systems, Inc.†	818	143,371

Medical-Biomedical/Gene - 1.9%

Alexion Pharmaceuticals, Inc.†	5,074	775,053
Moderna, Inc.†	792	122,610

		897,663

Medical-Drugs - 4.9%

Bristol-Myers Squibb Co.	27,857	1,708,470
Jazz Pharmaceuticals PLC†	3,656	614,354

		2,322,824

Medical-HMO - 2.9%

Anthem, Inc.	2,825	856,512
Centene Corp.†	6,776	396,667
UnitedHealth Group, Inc.	429	142,522

		1,395,701

Medical-Wholesale Drug Distribution - 1.0%

AmerisourceBergen Corp.	4,502	455,692

Oil Companies-Exploration & Production - 3.1%

Devon Energy Corp.	68,299	1,471,160

Pharmacy Services - 1.8%

Cigna Corp.	4,055	851,145

Private Equity - 0.8%

Blackstone Group, Inc., Class A	5,746	397,796

Real Estate Investment Trusts - 3.7%

AGNC Investment Corp.	8,820	141,385
Annaly Capital Management, Inc.	16,940	140,771
Omega Healthcare Investors, Inc.	3,792	140,835
Regency Centers Corp.	4,765	261,027
Simon Property Group, Inc.	2,186	246,843
VEREIT, Inc.	4,868	189,852
VICI Properties, Inc.	5,333	151,991
Vornado Realty Trust	5,346	229,557
WP Carey, Inc.	3,978	272,652

		1,774,913

Real Estate Management/Services - 1.0%

CBRE Group, Inc., Class A†	6,274	475,381

Retail-Discount - 1.0%

Walmart, Inc.	3,661	475,637

Retail-Restaurants - 1.2%

McDonald’s Corp.	2,113	435,574
Yum! Brands, Inc.	1,363	141,111

		576,685

Semiconductor Equipment - 0.3%

KLA Corp.	457	142,232

Steel-Producers - 0.8%

Steel Dynamics, Inc.	8,880	369,230

Telephone-Integrated - 0.7%

Lumen Technologies, Inc.	26,028	319,884

Television - 2.1%

ViacomCBS, Inc., Class B	15,802	1,019,071

Tobacco - 2.0%

Altria Group, Inc.	9,692	422,571
Philip Morris International, Inc.	6,544	549,827

		972,398

Transport-Services - 1.7%

C.H. Robinson Worldwide, Inc.	2,800	254,380
United Parcel Service, Inc., Class B	3,659	577,500

		831,880

Transport-Truck - 0.3%

Knight-Swift Transportation Holdings, Inc.	3,370	145,584

Total Long-Term Investment Securities
(cost $44,187,920)		47,444,223

REPURCHASE AGREEMENTS - 0.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $149,000 and collateralized by $142,100 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $152,052

(cost $149,000)	$149,000	149,000

TOTAL INVESTMENTS
(cost $44,336,920)	99.8%	47,593,223
Other assets less liabilities	0.2	84,439

NET ASSETS	100.0%	$47,677,662

†	Non-income producing security

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$47,444,223	$—	$—	$47,444,223
Repurchase Agreements	—	149,000	—	149,000

Total Investments at Value	$47,444,223	$149,000	$—	$47,593,223

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.7%
Aerospace/Defense - 3.7%

General Dynamics Corp.	9,996	$1,634,046
Lockheed Martin Corp.	4,146	1,369,217
Raytheon Technologies Corp.	29,851	2,148,973

		5,152,236

Aerospace/Defense-Equipment - 1.1%

L3Harris Technologies, Inc.	8,527	1,551,147

Auto/Truck Parts & Equipment-Original - 1.2%

Gentex Corp.	48,660	1,721,591

Banks-Commercial - 3.1%

M&T Bank Corp.	11,819	1,783,960
Truist Financial Corp.	44,972	2,561,605

		4,345,565

Banks-Super Regional - 1.7%

PNC Financial Services Group, Inc.	14,203	2,391,217

Beverages-Non-alcoholic - 1.4%

Keurig Dr Pepper, Inc.	61,907	1,889,402

Building & Construction Products-Misc. - 1.0%

Fortune Brands Home & Security, Inc.	16,539	1,375,052

Building Products-Air & Heating - 1.4%

Johnson Controls International PLC	34,092	1,901,993

Building-Residential/Commercial - 1.5%

Lennar Corp., Class A	24,353	2,020,568

Cable/Satellite TV - 2.8%

Comcast Corp., Class A	73,246	3,861,529

Chemicals-Diversified - 2.5%

Celanese Corp.	13,720	1,905,845
FMC Corp.	15,504	1,576,602

		3,482,447

Commercial Services-Finance - 1.4%

Global Payments, Inc.	9,805	1,941,292

Computer Services - 1.5%

Amdocs, Ltd.	27,055	2,051,040

Containers-Paper/Plastic - 1.3%

Sealed Air Corp.	42,450	1,778,655

Diversified Banking Institutions - 6.8%

Bank of America Corp.	112,053	3,889,359
JPMorgan Chase & Co.	37,963	5,587,015

		9,476,374

Drug Delivery Systems - 1.6%

Becton Dickinson & Co.	9,015	2,173,967

E-Commerce/Services - 1.0%

Booking Holdings, Inc.†	600	1,397,106

Electric-Distribution - 1.1%

Sempra Energy	13,698	1,588,694

Electric-Integrated - 3.5%

Dominion Energy, Inc.	24,426	1,668,784
Entergy Corp.	15,806	1,372,119
Exelon Corp.	45,022	1,737,849

		4,778,752

Electronic Components-Misc. - 1.4%

nVent Electric PLC	73,556	1,931,581

Electronic Components-Semiconductors - 2.8%

Micron Technology, Inc.†	23,996	2,196,354
Qorvo, Inc.†	9,783	1,709,383

		3,905,737

Food-Confectionery - 1.3%

Mondelez International, Inc., Class A	33,023	1,755,503

Insurance-Multi-line - 4.1%

Chubb, Ltd.	17,173	2,791,987
MetLife, Inc.	50,802	2,926,195

		5,718,182

Insurance-Property/Casualty - 2.4%

Assurant, Inc.	13,713	1,689,716
Progressive Corp.	18,271	1,570,392

		3,260,108

Internet Infrastructure Software - 1.1%

F5 Networks, Inc.†	7,838	1,489,063

Investment Management/Advisor Services - 2.8%

BlackRock, Inc.	2,974	2,065,443
LPL Financial Holdings, Inc.	13,756	1,809,464

		3,874,907

Machinery-General Industrial - 1.1%

Middleby Corp.†	10,616	1,554,289

Medical Instruments - 3.5%

Boston Scientific Corp.†	48,349	1,874,974
Medtronic PLC	26,004	3,041,688

		4,916,662

Medical Products - 1.1%

Zimmer Biomet Holdings, Inc.	9,510	1,550,701

Medical-Biomedical/Gene - 0.6%

Biogen, Inc.†	2,808	766,247

Medical-Drugs - 7.3%

AstraZeneca PLC ADR#	28,208	1,364,703
Eli Lilly & Co.	11,614	2,379,592
Merck & Co., Inc.	17,436	1,266,202
Pfizer, Inc.	101,473	3,398,331
Roche Holding AG	5,230	1,713,053

		10,121,881

Medical-HMO - 4.6%

Anthem, Inc.	8,818	2,673,529
Centene Corp.†	25,520	1,493,941
UnitedHealth Group, Inc.	6,675	2,217,569

		6,385,039

Networking Products - 2.6%

Cisco Systems, Inc.	79,565	3,570,082

Oil Companies-Exploration & Production - 1.4%

Pioneer Natural Resources Co.	12,913	1,918,484

Oil Refining & Marketing - 1.4%

Phillips 66	23,528	1,954,000

Private Equity - 1.3%

Blackstone Group, Inc., Class A	25,509	1,765,988

Real Estate Investment Trusts - 3.6%

Crown Castle International Corp.	8,455	1,316,866
Gaming and Leisure Properties, Inc.	50,027	2,221,199
Host Hotels & Resorts, Inc.	90,845	1,507,119

		5,045,184

Real Estate Management/Services - 1.2%

CBRE Group, Inc., Class A†	21,544	1,632,389

Retail-Building Products - 1.9%

Home Depot, Inc.	10,124	2,615,434

Retail-Major Department Stores - 1.3%

TJX Cos., Inc.	27,263	1,799,085

Semiconductor Components-Integrated Circuits - 1.3%

Analog Devices, Inc.	11,254	1,753,598

Semiconductor Equipment - 1.0%

KLA Corp.	4,458	1,387,463

Software Tools - 1.0%

VMware, Inc., Class A†	9,781	1,351,832

Telecom Equipment-Fiber Optics - 1.6%

Corning, Inc.	58,552	2,239,028

Transport-Rail - 1.3%

Union Pacific Corp.	8,957	1,844,784

Transport-Truck - 1.4%

Knight-Swift Transportation Holdings, Inc.	43,428	1,876,090

Web Portals/ISP - 2.7%

Alphabet, Inc., Class C†	1,818	3,703,012

Total Long-Term Investment Securities
(cost $107,702,875)		136,564,980

REPURCHASE AGREEMENTS - 0.7%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 02/26/2021, to be repurchased 03/01/2021 in the amount of $1,003,000 and collateralized by $956,100 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $1,023,060

(cost $1,003,000)	$1,003,000	1,003,000

TOTAL INVESTMENTS
(cost $108,705,875)	99.4%	137,567,980
Other assets less liabilities	0.6	808,142

NET ASSETS	100.0%	$138,376,122

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At February 28, 2021, the Fund had loaned securities with a total value of $1,372,734. This was secured by collateral of $1,429,029 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2021
United States Treasury Bills	0.00%	04/08/2021 to 04/29/2021	$203,521
United States Treasury Notes/Bonds	0.13% to 3.88%	03/31/2021 to 08/15/2048	1,225,508

ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$136,564,980	$—	$—	$136,564,980
Repurchase Agreements	—	1,003,000	—	1,003,000

Total Investments at Value	$136,564,980	$1,003,000	$—	$137,567,980

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - February 28, 2021 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of February 28, 2021, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The International Value Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The Inflation Protected Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Emerging Economies Fund and Systematic Core Fund used futures contracts to equitize cash, providing exposure to equity markets. The Growth Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets. The Inflation Protected Fund used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. The International Growth Fund used options to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Inflation Protected Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I or VALIC Co. II Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended February 28, 2021, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 5/31/2020	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 2/28/2021
VALIC Co. I Blue Chip Growth Fund	$7,206,817	$—	$—	$305,984	$1,232,699	$443,914	$1,354,063	$8,078,079
VALIC Co. I Capital Conservation Fund	12,647,556	—	—	1,347,895	1,948,416	134,747	(60,527)	12,121,255
VALIC Co. I Dividend Value Fund	7,151,356	—	—	301,188	970,668	(61,825)	1,565,431	7,985,482
VALIC Co. I Emerging Economies Fund	1,115,590	—	—	52,290	169,842	49,470	454,362	1,501,870
VALIC Co. I Global Real Estate Fund	1,262,539	—	—	62,146	194,086	(36,808)	225,053	1,318,844
VALIC Co. I Government Securities Fund	8,706,982	—	—	1,066,028	1,188,891	34,929	(172,342)	8,446,706
VALIC Co. I Growth Fund	7,784,470	—	—	322,325	1,460,774	380,914	1,706,349	8,733,284
VALIC Co. I Inflation Protected Fund	2,674,604	—	—	117,652	382,144	29,951	106,573	2,546,636
VALIC Co. I International Equities Index Fund	4,628,283	—	—	672,230	721,827	5,093	1,263,498	5,847,277
VALIC Co. I International Government Bond Fund	715,369	—	—	32,681	106,151	5,717	37,484	685,100
VALIC Co. I International Growth Fund	5,402,085	—	—	230,870	1,405,950	240,769	1,821,847	6,289,621
VALIC Co. I International Socially Responsible Fund	705,171	—	—	32,681	106,151	(8,513)	187,776	810,964
VALIC Co. I International Value Fund	4,068,187	—	—	805,890	668,751	(41,423)	1,577,090	5,740,993
VALIC Co. I Large Cap Core Fund	7,601,545	—	—	326,810	1,061,510	(23,220)	2,126,396	8,970,021
VALIC Co. I Large Capital Growth Fund	6,026,657	—	—	261,448	849,208	277,812	1,240,317	6,957,026
VALIC Co. I Mid Cap Index Fund	3,079,082	—	—	130,724	424,604	(3,678)	1,246,411	4,027,935
VALIC Co. I Small Cap Aggressive Growth Fund	781,838	—	—	32,681	106,151	(2,968)	343,037	1,048,437
VALIC Co. I Small Cap Index Fund	1,345,538	—	—	49,022	309,227	(92,337)	759,961	1,752,957
VALIC Co. I Small Cap Special Values Fund	1,233,324	—	—	49,022	159,227	(45,737)	637,503	1,714,885
VALIC Co. I Stock Index Fund	22,276,531	—	—	915,067	4,472,228	1,053,512	4,312,634	24,085,516
VALIC Co. I Systematic Core Fund	3,443,623	—	—	143,796	692,064	191,922	774,583	3,861,860
VALIC Co. I Systematic Value Fund	6,469,814	—	—	632,273	1,153,019	(280,620)	1,389,753	7,058,201
VALIC Co. I Value Fund	7,199,448	—	—	664,954	1,359,170	239,332	1,330,148	8,074,712
VALIC Co. II Capital Appreciation Fund	5,729,263	21,016	179,310	446,025	807,377	81,103	1,343,614	6,792,628
VALIC Co. II Core Bond Fund	9,741,217	316,838	67	1,431,954	1,348,118	105,096	(160,253)	9,769,896
VALIC Co. II High Yield Bond Fund	1,419,698	109,088	—	249,450	212,302	3,914	77,059	1,537,819
VALIC Co. II International Opportunities Fund	101,424	689	1,667	5,624	10,615	1,413	21,768	119,614
VALIC Co. II Large Cap Value Fund	3,404,596	67,748	183,734	451,815	488,295	(110,757)	1,022,106	4,279,465
VALIC Co. II Mid Cap Growth Fund	2,175,166	—	83,267	164,970	465,378	82,152	586,968	2,543,878
VALIC Co. II Mid Cap Value Fund	1,915,516	18,005	120,980	220,688	265,378	(67,473)	647,511	2,450,864
VALIC Co. II Small Cap Growth Fund	458,849	—	58,325	74,666	53,076	11,137	190,236	681,812
VALIC Co. II Small Cap Value Fund	324,180	4,953	10,301	31,594	53,076	(5,457)	177,281	474,522
VALIC Co. II Strategic Bond Fund	2,537,863	125,066	—	339,449	371,528	(5,524)	82,872	2,583,132
VALIC Co. II U.S. Socially Responsible Fund	1,480,689	21,087	268,935	355,384	212,302	(40,435)	109,853	1,693,189

	$152,814,870	$684,490	$906,586	$12,327,276	$25,430,203	$2,546,122	$28,326,415	$170,584,480

Stock Index Fund

Security	Value at 05/31/2020	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2021
American International Group, Inc.
Common Stock	$4,931,704	$150,982	$—	$—	$402,845	$(18,535)	$2,146,343	$6,656,667

Note 4. Unfunded Loan Commitments

At February 28, 2021, the Fund had the following unfunded loan commitments which could be extended at the option of the

Borrower	Type	Maturity Date	Principal Amount	Value
Hyperion Insurance Group, Ltd.	Delayed Draw	11/12/2027	$68,287	$68,385
LBM Acquisition LLC	Delayed Draw	12/17/2027	27,350	27,404
Peraton Holdings Corp.	Delayed Draw	2/19/2028	70,143	70,406

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.